UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2008

Date of reporting period: January 31, 2008

Item 1.    Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.86%

REITs - APARTMENTS—18.56%
Apartment Investment and Management Co. Class A	1,045,031	$41,425,029
AvalonBay Communities Inc.	994,083	93,394,098
BRE Properties Inc. Class A(a)	521,719	22,741,731
Camden Property Trust(a)	761,964	37,602,923
Equity Residential	3,150,270	117,851,601
Essex Property Trust Inc.	364,535	37,769,471
UDR Inc.	1,825,882	41,684,886

		392,469,739
REITs - DIVERSIFIED—11.32%
Cousins Properties Inc.(a)	596,051	15,854,958
Duke Realty Corp.	1,878,116	44,398,662
Liberty Property Trust	1,000,581	32,128,656
Vornado Realty Trust	1,625,638	146,957,675

		239,339,951
REITs - HEALTH CARE—6.45%
HCP Inc.(a)	2,323,201	70,648,542
Ventas Inc.	1,485,461	65,657,376

		136,305,918
REITs - HOTELS—4.69%
Host Hotels & Resorts Inc.	5,930,448	99,275,700

		99,275,700
REITs - OFFICE PROPERTY—12.03%
Alexandria Real Estate Equities Inc.(a)	443,874	43,601,743
Boston Properties Inc.(a)	1,376,452	126,523,468
Mack-Cali Realty Corp.(a)	635,608	22,576,796
SL Green Realty Corp.	665,748	61,788,072

		254,490,079
REITs - REGIONAL MALLS—16.85%
CBL & Associates Properties Inc.	670,964	17,834,223
General Growth Properties Inc.	2,806,634	102,498,274
Macerich Co. (The)	827,339	56,565,167
Simon Property Group Inc.	2,006,793	179,367,158

		356,264,822
REITs - SHOPPING CENTERS—13.85%
Developers Diversified Realty Corp.	1,404,105	57,778,921
Federal Realty Investment Trust(a)	634,960	46,860,048
Kimco Realty Corp.	2,813,572	100,754,013
Regency Centers Corp.	861,366	52,913,713
Weingarten Realty Investors	1,026,106	34,497,684

		292,804,379

REITs - STORAGE—4.89%
Public Storage	1,323,059	103,529,367

		103,529,367
REITs - WAREHOUSE/INDUSTRIAL—11.22%
AMB Property Corp.	1,289,118	65,229,371
ProLogis	2,898,494	172,025,619

		237,254,990

TOTAL COMMON STOCKS
(Cost: $2,585,959,920)		2,111,734,945

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.20%

MONEY MARKET FUNDS—6.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(b)(c)	1,949,973	1,949,973
BGI Cash Premier Fund LLC
4.26%(b)(c)(d)	129,150,956	129,150,956

		131,100,929

TOTAL SHORT-TERM INVESTMENTS
(Cost: $131,100,929)		131,100,929

TOTAL INVESTMENTS IN SECURITIES—106.06%
(Cost: $2,717,060,849)		2,242,835,874
Other Assets, Less Liabilities—(6.06)%		(128,223,937)

NET ASSETS—100.00%		$2,114,611,937

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES EPAC SELECT DIVIDEND INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.81%

AUSTRALIA—28.38%
Amcor Ltd.	56,268	$346,474
APN News & Media Ltd.	36,972	166,619
Australia and New Zealand Banking Group Ltd.	49,968	1,159,823
BlueScope Steel Ltd.	62,856	571,585
Boral Ltd.	68,688	367,783
Commonwealth Bank of Australia	42,516	1,874,299
CSR Ltd.	53,316	148,447
Futuris Corp. Ltd.	44,496	91,329
Great Southern Plantations Ltd.	110,413	169,476
Iluka Resources Ltd.	58,070	234,234
Insurance Australia Group Ltd.	61,056	203,234
John Fairfax Holdings Ltd.	46,188	166,109
Lend Lease Corp. Ltd.	52,272	665,194
Lion Nathan Ltd.	43,344	365,528
Macquarie Airports	65,376	225,782
Macquarie Infrastructure Group	90,756	246,212
Mirvac Group	68,076	301,933
National Australia Bank Ltd.	53,856	1,662,914
Perpetual Ltd.	56,858	2,958,147
Qantas Airways Ltd.	34,349	143,150
Sims Group Ltd.	50,220	1,263,820
St. George Bank Ltd.	48,060	1,194,451
Stockland Corp. Ltd.	55,044	356,620
Suncorp-Metway Ltd.	53,604	733,807
Tabcorp Holdings Ltd.	90,476	1,123,104
Telstra Corp. Ltd.	47,808	185,161
Ten Network Holdings Ltd.	54,252	123,457
Wesfarmers Ltd.	59,904	1,887,079
Westfield Group	58,794	970,654
Westpac Banking Corp.	44,244	1,009,984
Zinifex Ltd.	124,272	1,140,055

		22,056,464
CANADA—3.14%
Bank of Montreal	18,072	1,017,245
Manitoba Telecom Services Inc.	18,252	776,642
Russel Metals Inc.	28,516	643,463

		2,437,350
CHINA—0.79%
CITIC Pacific Ltd.	123,000	609,762

		609,762
FRANCE—2.92%
Credit Agricole SA	13,464	408,464
France Telecom SA	13,608	475,896
Societe Generale Class A	11,268	1,388,059

		2,272,419

HONG KONG—5.05%
BOC Hong Kong (Holdings) Ltd.	216,000	533,600
CLP Holdings Ltd.	216,000	1,709,404
Hongkong Electric Holdings Ltd.	180,000	1,026,243
Industrial and Commercial Bank of China (Asia) Ltd.	180,000	387,410
TPV Technology Ltd.	72,000	45,621
VTech Holdings Ltd.	39,000	223,353

		3,925,631
IRELAND—3.65%
Allied Irish Banks PLC	50,004	1,102,025
Bank of Ireland	66,240	962,606
Irish Life & Permanent PLC	48,780	772,793

		2,837,424
ITALY—7.99%
Arnoldo Mondadori Editore SpA	59,976	478,190
Enel SpA	60,696	668,607
Eni SpA	58,212	1,860,814
Milano Assicurazioni SpA	46,368	295,892
Pirelli & C. Real Estate SpA	69,696	2,753,160
Telecom Italia SpA	50,688	152,724

		6,209,387
JAPAN—1.46%
Takefuji Corp.	39,960	1,131,245

		1,131,245
NETHERLANDS—3.01%
ING Groep NV	36,972	1,186,779
Koninklijke KPN NV	28,296	507,768
Koninklijke Wessanen NV	43,884	644,549

		2,339,096
NEW ZEALAND—2.22%
Telecom Corp. of New Zealand Ltd.	552,998	1,724,210

		1,724,210
NORWAY—1.47%
Norsk Hydro ASA	97,992	1,141,766

		1,141,766
SINGAPORE—0.82%
Singapore Petroleum Co. Ltd.	144,000	640,045

		640,045
SWEDEN—6.81%
Electrolux AB Class B	54,648	845,429
Eniro AB	103,320	847,640
Kungsleden AB	193,752	2,081,548
TeliaSonera AB	41,622	364,232
Trelleborg AB Class B	64,152	1,150,351

		5,289,200
UNITED KINGDOM—32.10%
Alliance & Leicester PLC	174,564	2,266,127
Aviva PLC	92,340	1,146,407
Barclays PLC(a)	126,360	1,180,657

BBA Aviation PLC	2	7
Bradford & Bingley PLC	161,640	792,907
BT Group PLC	94,572	486,944
Carpetright PLC	95,112	1,488,080
Close Brothers Group PLC	81,515	1,336,927
D.S. Smith PLC	93,996	293,377
Dairy Crest Group PLC	80,136	856,293
DSG International PLC	181,368	272,222
Emap PLC	81,684	1,493,156
FKI PLC	199,046	198,841
Friends Provident PLC	96,480	266,222
GKN PLC	108,072	563,974
HMV Group PLC	142,092	359,454
HSBC Holdings PLC	97,812	1,461,294
IMI PLC	99,252	735,977
Jardine Lloyd Thompson Group PLC	122,292	841,183
JJB Sports PLC	171,900	381,891
Kingfisher PLC	142,278	411,828
Lloyds TSB Group PLC	150,948	1,312,870
Old Mutual PLC	69,192	170,979
Provident Financial PLC	135,578	2,185,881
Rank Group PLC	184,694	331,372
Rentokil Initial PLC	132,264	284,765
Royal Bank of Scotland Group PLC	145,335	1,103,697
Stolt-Nielsen SA	25,145	633,096
Tomkins PLC	139,690	483,899
Topps Tiles PLC	145,692	411,283
Trinity Mirror PLC	130,392	849,591
Vodafone Group PLC	75,780	264,091
Woolworths Group PLC	388,620	83,052

		24,948,344

TOTAL COMMON STOCKS
(Cost: $83,152,901)		77,562,343

Security	Shares	Value

WARRANTS—0.00%

HONG KONG—0.00%
Industrial and Commercial Bank of China (Asia) Ltd., Expires 11/6/08	8,000	1,088

		1,088

TOTAL WARRANTS
(Cost: $0)		1,088

Security	Shares	Value

SHORT—TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(a)(b)	39,227	39,227

		39,227

TOTAL SHORT—TERM INVESTMENTS
(Cost: $39,227)	39,227

TOTAL INVESTMENTS IN SECURITIES—99.86%
(Cost: $83,192,128)	77,602,658
Other Assets, Less Liabilities—0.14%	112,292

NET ASSETS—100.00%	$77,714,950

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.60%

AGRICULTURE—4.54%
Altria Group Inc.	2,806,295	$212,773,287
Universal Corp.(a)	1,672,306	83,297,562

		296,070,849
AUTO MANUFACTURERS—1.01%
General Motors Corp.	2,331,177	65,995,621

		65,995,621
AUTO PARTS & EQUIPMENT—0.43%
Superior Industries International Inc.(a)	1,551,632	28,270,735

		28,270,735
BANKS—35.83%
Associated Banc-Corp	2,827,508	79,679,175
Bank of America Corp.	3,332,983	147,817,796
Bank of Hawaii Corp.	1,101,654	55,490,312
BB&T Corp.	2,477,085	89,868,644
Citizens Republic Bancorp Inc.	3,117,108	44,075,907
Colonial BancGroup Inc. (The)	2,662,438	41,800,277
Comerica Inc.	3,685,630	160,767,181
F.N.B. Corp. (Pennsylvania)(a)	3,126,133	48,673,891
Fifth Third Bancorp	3,045,011	82,519,798
First BanCorp (Puerto Rico)	507,447	4,851,193
First Horizon National Corp.	4,176,729	90,509,717
FirstMerit Corp.(a)	4,298,340	96,153,866
Fulton Financial Corp.	576,933	7,275,125
Huntington Bancshares Inc.	6,994,708	94,078,823
KeyCorp	5,355,075	140,035,211
National City Corp.	6,257,499	111,320,907
Pacific Capital Bancorp	1,369,169	29,437,133
PNC Financial Services Group Inc. (The)	3,072,176	201,596,189
Popular Inc.	3,217,922	43,506,305
Provident Bankshares Corp.(a)	1,977,396	40,991,419
Regions Financial Corp.	5,798,897	146,364,160
South Financial Group Inc. (The)	619,572	10,706,204
SunTrust Banks Inc.	1,696,846	116,997,532
Synovus Financial Corp.	1,300,465	17,179,143
TCF Financial Corp.	2,569,708	54,606,295
TrustCo Bank Corp. NY	820,892	8,455,188
Trustmark Corp.	1,058,029	24,345,247
U.S. Bancorp	1,165,203	39,558,642
Umpqua Holdings Corp.	435,977	7,150,023
UnionBanCal Corp.	1,081,730	53,069,674
Valley National Bancorp	839,234	16,994,489
Wachovia Corp.	2,641,596	102,837,332
Wells Fargo & Co.	2,169,173	73,773,574
Whitney Holding Corp.	858,123	23,032,021
Wilmington Trust Corp.	900,352	31,395,274

		2,336,913,667

BUILDING MATERIALS—0.66%
Masco Corp.	1,881,550	43,143,941

		43,143,941
CHEMICALS—5.72%
Dow Chemical Co. (The)	1,411,962	54,586,451
Eastman Chemical Co.	1,963,246	129,711,663
PPG Industries Inc.	1,806,639	119,400,772
RPM International Inc.	2,331,178	50,446,692
Sensient Technologies Corp.	700,200	18,597,312

		372,742,890
COMMERCIAL SERVICES—1.42%
Deluxe Corp.	547,927	13,325,585
R.R. Donnelley & Sons Co.	2,268,549	79,149,675

		92,475,260
DISTRIBUTION & WHOLESALE—1.90%
Genuine Parts Co.	2,486,000	109,209,980
Watsco Inc.	397,229	14,649,806

		123,859,786
DIVERSIFIED FINANCIAL SERVICES—2.93%
Citigroup Inc.	3,527,430	99,544,075
JPMorgan Chase & Co.	1,930,535	91,796,939

		191,341,014
ELECTRIC—12.30%
Black Hills Corp.	1,256,480	48,676,035
CenterPoint Energy Inc.	1,437,383	23,012,502
DPL Inc.	216,558	6,011,650
DTE Energy Co.	3,449,105	147,104,328
Energy East Corp.	4,326,168	109,235,742
Entergy Corp.	476,760	51,575,897
FirstEnergy Corp.	2,678,571	190,767,827
Great Plains Energy Inc.	37,071	1,033,539
OGE Energy Corp.	258,505	8,460,869
Pinnacle West Capital Corp.	4,068,044	156,294,250
PNM Resources Inc.	583,678	11,276,659
SCANA Corp.	1,303,055	48,590,921
UniSource Energy Corp.	7,264	213,416

		802,253,635
ENVIRONMENTAL CONTROL—0.44%
Waste Management Inc.	888,349	28,818,042

		28,818,042
FOOD—1.08%
General Mills Inc.	671,675	36,680,172
Sara Lee Corp.	2,421,818	34,050,761

		70,730,933
FOREST PRODUCTS & PAPER—0.74%
MeadWestvaco Corp.	1,716,934	48,074,152

		48,074,152
GAS—4.33%
AGL Resources Inc.	1,239,673	46,921,622
Atmos Energy Corp.	395,424	11,356,577
Nicor Inc.(a)	2,937,447	120,435,327
NiSource Inc.	4,568,070	86,747,649
Vectren Corp.	155,348	4,264,303

WGL Holdings Inc.	394,379	12,714,779

		282,440,257
HOME BUILDERS—0.73%
D.R. Horton Inc.	2,775,937	47,884,913

		47,884,913
HOME FURNISHINGS—0.29%
La-Z-Boy Inc.(b)	2,502,079	19,065,842

		19,065,842
HOUSEHOLD PRODUCTS & WARES—1.72%
Avery Dennison Corp.	989,417	51,271,589
Kimberly-Clark Corp.	924,522	60,694,869

		111,966,458
INSURANCE—6.02%
Arthur J. Gallagher & Co.	1,947,652	49,489,837
Cincinnati Financial Corp.	616,251	23,750,314
Commerce Group Inc.	1,583,971	57,260,552
Lincoln National Corp.	2,102,623	114,298,586
Old Republic International Corp.	411,083	6,137,469
Unitrin Inc.	3,222,124	132,590,403
Zenith National Insurance Corp.	225,946	8,997,170

		392,524,331
INTERNET—0.11%
United Online Inc.	624,870	6,979,798

		6,979,798
MACHINERY—0.67%
Briggs & Stratton Corp.	2,085,850	43,489,972

		43,489,972
MANUFACTURING—0.09%
Leggett & Platt Inc.	322,766	6,139,009

		6,139,009
MEDIA—1.51%
Gannett Co. Inc.	1,406,977	52,058,149
Lee Enterprises Inc.	406,331	4,851,592
New York Times Co. (The) Class A	2,469,223	41,334,793

		98,244,534
OFFICE & BUSINESS EQUIPMENT—0.68%
Pitney Bowes Inc.	1,208,198	44,340,867

		44,340,867
OIL & GAS—1.65%
Chevron Corp.	1,270,822	107,384,459

		107,384,459
PACKAGING & CONTAINERS—0.99%
Sonoco Products Co.	2,082,588	64,268,666

		64,268,666
PHARMACEUTICALS—3.30%
Bristol-Myers Squibb Co.	2,519,177	58,419,715
Eli Lilly and Co.	518,190	26,697,149
Merck & Co. Inc.	2,736,146	126,628,837
Pfizer Inc.	148,026	3,462,328

		215,208,029

PIPELINES—0.76%
ONEOK Inc.	1,059,210	49,782,870

		49,782,870
SAVINGS & LOANS—4.98%
Astoria Financial Corp.	1,295,702	35,217,180
First Niagara Financial Group Inc.	720,351	9,162,865
New York Community Bancorp Inc.	3,853,788	71,487,767
People’s United Financial Inc.	5,525,673	93,328,617
PFF Bancorp Inc.	780,408	9,762,904
Washington Federal Inc.	2,219,383	54,197,333
Washington Mutual Inc.	2,605,823	51,907,994

		325,064,660
TELECOMMUNICATIONS—2.19%
AT&T Inc.	3,706,392	142,659,028

		142,659,028
TOYS, GAMES & HOBBIES—0.58%
Mattel Inc.	1,792,325	37,656,748

		37,656,748

TOTAL COMMON STOCKS
(Cost: $6,820,929,005)		6,495,790,966

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.24%

MONEY MARKET FUNDS—0.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(a)(c)	7,132,743	7,132,743
BGI Cash Premier Fund LLC
4.26%(a)(c)(d)	8,722,809	8,722,809

		15,855,552

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,855,552)		15,855,552

TOTAL INVESTMENTS IN SECURITIES—99.84%
(Cost: $6,836,784,557)		6,511,646,518
Other Assets, Less Liabilities—0.16%		10,169,700

NET ASSETS—100.00%		$6,521,816,218

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.96%

AIRLINES—6.42%
AMR Corp.(a)	244,191	$3,404,023
Continental Airlines Inc. Class B(a)(b)	245,555	6,681,552
JetBlue Airways Corp.(a)(b)	249,028	1,720,784
SkyWest Inc.	18,470	480,589
Southwest Airlines Co.	279,336	3,276,611

		15,563,559
TRANSPORTATION—89.40%
Alexander & Baldwin Inc.	241,733	11,032,694
Burlington Northern Santa Fe Corp.	244,249	21,132,424
C.H. Robinson Worldwide Inc.	223,958	12,438,627
Con-way Inc.	243,956	11,878,218
CSX Corp.	243,215	11,791,063
Expeditors International Washington Inc.	243,899	11,533,984
FedEx Corp.	243,899	22,799,679
J.B. Hunt Transport Services Inc.	278,003	8,645,893
Landstar System Inc.	243,956	12,205,119
Norfolk Southern Corp.	225,801	12,281,316
Overseas Shipholding Group Inc.	243,956	15,910,810
Ryder System Inc.	233,621	12,162,309
Union Pacific Corp.	243,280	30,417,298
United Parcel Service Inc. Class B	244,019	17,852,430
YRC Worldwide Inc.(a)(b)	254,053	4,651,710

		216,733,574
TRUCKING & LEASING—4.14%
GATX Corp.	267,240	10,048,224

		10,048,224

TOTAL COMMON STOCKS
(Cost: $246,930,119)		242,345,357

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.13%

MONEY MARKET FUNDS—0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	93,047	93,047
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	219,662	219,662

		312,709

TOTAL SHORT-TERM INVESTMENTS
(Cost: $312,709)		312,709

TOTAL INVESTMENTS IN SECURITIES—100.09%
(Cost: $247,242,828)	242,658,066
Other Assets, Less Liabilities—(0.09)%	(218,532)

NET ASSETS—100.00%	$242,439,534

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.81%

ADVANCED MATERIALS/PRODUCTS—3.40%
Ceradyne Inc.(a)	129,089	$6,215,635
Hexcel Corp.(a)(b)	326,995	7,138,301

		13,353,936
AEROSPACE/DEFENSE—45.33%
Boeing Co. (The)	413,413	34,387,693
Esterline Technologies Corp.(a)	126,001	5,870,387
General Dynamics Corp.	296,004	25,000,498
Lockheed Martin Corp.	263,832	28,472,749
Northrop Grumman Corp.	302,833	24,032,827
Raytheon Co.	401,969	26,184,261
Rockwell Collins Inc.	231,920	14,657,344
Spirit AeroSystems Holdings Inc. Class A(a)	283,563	7,832,010
Teledyne Technologies Inc.(a)	128,596	6,639,411
TransDigm Group Inc.(a)	122,372	5,063,753

		178,140,933
AEROSPACE/DEFENSE - EQUIPMENT—28.95%
AAR Corp.(a)	185,359	5,460,676
Alliant Techsystems Inc.(a)(b)	87,025	9,211,596
BE Aerospace Inc.(a)	218,573	8,439,104
Curtiss-Wright Corp.	155,315	6,476,635
DRS Technologies Inc.	142,552	7,650,766
GenCorp Inc.(a)(b)	379,344	4,453,499
Goodrich Corp.	204,850	12,813,368
HEICO Corp. Class A	131,019	4,584,355
Moog Inc. Class A(a)	150,283	6,919,029
Orbital Sciences Corp.(a)	265,883	6,195,074
Triumph Group Inc.	77,409	4,180,086
United Technologies Corp.	509,515	37,403,496

		113,787,684
COMMERCIAL SERVICES—0.90%
DynCorp International Inc.(a)	171,024	3,517,964

		3,517,964
DIVERSIFIED MANUFACTURING OPERATIONS—4.14%
Textron Inc.	290,595	16,287,850

		16,287,850
ELECTRONIC COMPONENTS - MISCELLANEOUS—0.77%
Cubic Corp.	113,196	3,040,445

		3,040,445
ELECTRONIC MEASURING INSTRUMENTS—2.65%
FLIR Systems Inc.(a)	344,114	10,419,772

		10,419,772

ELECTRONIC SECURITY DEVICES—1.06%
Taser International Inc.(a)(b)	362,667	4,167,044

		4,167,044
ELECTRONICS - MILITARY—4.67%
L-3 Communications Holdings Inc.	165,457	18,337,599

		18,337,599
ENTERPRISE SOFTWARE/SERVICES—1.12%
ManTech International Corp. Class A(a)	107,491	4,396,382

		4,396,382
FIREARMS & AMMUNITION—0.54%
Smith & Wesson Holding Corp.(a)(b)	447,563	2,125,924

		2,125,924
METAL PROCESSORS & FABRICATORS—6.28%
Ladish Co. Inc.(a)	98,847	3,508,080
Precision Castparts Corp.	151,429	17,232,620
RBC Bearings Inc.(a)	131,221	3,928,757

		24,669,457

TOTAL COMMON STOCKS
(Cost: $418,118,025)		392,244,990

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.03%

MONEY MARKET FUNDS—4.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	806,907	806,907
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	15,007,784	15,007,784

		15,814,691

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,814,691)		15,814,691

TOTAL INVESTMENTS IN SECURITIES—103.84%
(Cost: $433,932,716)		408,059,681
Other Assets, Less Liabilities—(3.84)%		(15,072,752)

NET ASSETS—100.00%		$392,986,929

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.91%

AGRICULTURE—11.36%
Monsanto Co.	715,899	$80,495,684

		80,495,684
BIOTECHNOLOGY—0.05%
Cambrex Corp.	38,252	363,394

		363,394
CHEMICALS—43.19%
A. Schulman Inc.	33,137	675,663
Air Products and Chemicals Inc.	268,910	24,207,278
Airgas Inc.	93,569	4,342,537
Albemarle Corp.	102,013	3,698,991
Ashland Inc.	74,051	3,371,542
Cabot Corp.	80,670	2,398,319
Celanese Corp. Class A	199,909	7,432,617
CF Industries Holdings Inc.	65,581	7,012,576
Chemtura Corp.	316,729	2,122,084
Cytec Industries Inc.	55,245	3,127,419
Dow Chemical Co. (The)	1,249,369	48,300,606
E.I. du Pont de Nemours and Co.	1,189,375	53,735,962
Eastman Chemical Co.	107,115	7,077,088
Ecolab Inc.	233,071	11,245,676
Ferro Corp.	56,803	1,004,277
FMC Corp.	95,621	5,083,212
Georgia Gulf Corp.(a)	41,529	323,926
H.B. Fuller Co.	79,987	1,660,530
Hercules Inc.	154,023	2,700,023
Huntsman Corp.	119,278	2,891,299
International Flavors & Fragrances Inc.	98,564	4,199,812
Lubrizol Corp.	90,691	4,771,253
Minerals Technologies Inc.	25,221	1,372,022
Mosaic Co. (The)(b)	193,824	17,639,922
Olin Corp.	86,127	1,764,742
OM Group Inc.(b)	40,213	2,307,422
PPG Industries Inc.	218,907	14,467,564
Praxair Inc.	417,926	33,814,393
Rohm & Haas Co.	201,651	10,758,081
RPM International Inc.	160,659	3,476,661
Sensient Technologies Corp.	62,975	1,672,616
Sigma-Aldrich Corp.	149,518	7,425,064
Terra Industries Inc.(b)	118,342	5,333,674
Valspar Corp. (The)	124,702	2,497,781
W.R. Grace & Co.(b)	77,500	1,753,050
Zep Inc.	28,759	475,099

		306,140,781
COAL—8.10%
Alpha Natural Resources Inc.(b)	86,941	2,909,046
Arch Coal Inc.	189,465	8,336,460

CONSOL Energy Inc.	242,852	17,728,196
Foundation Coal Holdings Inc.	59,869	3,131,149
International Coal Group Inc.(a)(b)	161,548	1,003,213
Massey Energy Co.	106,508	3,959,967
Patriot Coal Corp.(b)	35,065	1,393,834
Peabody Energy Corp.	350,090	18,911,862

		57,373,727
FOREST PRODUCTS & PAPER—6.44%
AbitibiBowater Inc.(a)	76,090	1,884,749
Domtar Corp.(b)	614,063	4,955,488
International Paper Co.	568,367	18,329,836
Neenah Paper Inc.	19,829	537,366
Wausau Paper Corp.	66,720	597,144
Weyerhaeuser Co.	285,631	19,342,931

		45,647,514
HOUSEHOLD PRODUCTS & WARES—0.91%
Avery Dennison Corp.	124,603	6,456,927

		6,456,927
IRON & STEEL—10.23%
AK Steel Holding Corp.(b)	147,285	7,037,277
Allegheny Technologies Inc.	127,335	8,964,384
Carpenter Technology Corp.	64,993	4,006,169
Cleveland-Cliffs Inc.	54,453	5,545,494
Nucor Corp.	346,127	20,006,141
Reliance Steel & Aluminum Co.	87,506	4,306,170
Steel Dynamics Inc.	127,556	6,652,045
United States Steel Corp.	156,732	16,003,905

		72,521,585
MANUFACTURING—0.07%
Tredegar Corp.	35,594	493,333

		493,333
METAL FABRICATE & HARDWARE—0.83%
Commercial Metals Co.	156,940	4,449,249
Worthington Industries Inc.	87,245	1,429,946

		5,879,195
MINING—18.73%
Alcoa Inc.	1,122,036	37,139,392
Coeur d’Alene Mines Corp.(a)(b)	713,543	3,260,891
Freeport-McMoRan Copper & Gold Inc.	504,220	44,890,707
Kaiser Aluminum Corp.	18,711	1,196,756
Newmont Mining Corp.	572,879	31,130,245
RTI International Metals Inc.(b)	30,361	1,677,445
Southern Copper Corp.	97,121	9,113,835
Stillwater Mining Co.(b)	59,391	618,854
Titanium Metals Corp.	115,994	2,521,710
USEC Inc.(a)(b)	146,566	1,182,788

		132,732,623

TOTAL COMMON STOCKS
(Cost: $677,794,815)		708,104,763

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.93%

MONEY MARKET FUNDS—0.93%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	1,192,339	1,192,339
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	5,425,471	5,425,471

		6,617,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,617,810)		6,617,810

TOTAL INVESTMENTS IN SECURITIES—100.84%
(Cost: $684,412,625)		714,722,573
Other Assets, Less Liabilities—(0.84)%		(5,978,641)

NET ASSETS—100.00%		$708,743,932

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.87%

FINANCE - INVESTMENT BANKER/BROKER—66.31%
Bear Stearns Companies Inc. (The)	90,596	$8,180,819
Charles Schwab Corp. (The)	507,300	11,312,790
E*TRADE Financial Corp.(a)(b)	1,010,503	5,022,200
Goldman Sachs Group Inc. (The)	99,638	20,004,321
Interactive Brokers Group Inc.(a)	109,542	3,813,157
Investment Technology Group Inc.(a)	91,454	4,295,594
Jefferies Group Inc.	198,215	4,007,907
KBW Inc.(a)(b)	105,065	3,121,481
Knight Capital Group Inc. Class A(a)	256,615	4,298,301
LaBranche & Co. Inc.(a)	356,584	2,036,095
Lehman Brothers Holdings Inc.	231,527	14,857,088
Merrill Lynch & Co. Inc.	294,848	16,629,427
Morgan Stanley	345,692	17,087,556
optionsXpress Holdings Inc.	117,119	3,176,267
Piper Jaffray Companies(a)	61,279	2,903,399
Raymond James Financial Inc.	153,520	4,312,377
Stifel Financial Corp.(a)	48,452	2,100,394
SWS Group Inc.	147,464	2,263,573
TD Ameritrade Holding Corp.(a)	311,273	5,839,482
TradeStation Group Inc.(a)	161,737	1,762,933

		137,025,161
FINANCE - OTHER SERVICES—25.04%
CME Group Inc.	21,608	13,373,191
GFI Group Inc.(a)	38,914	3,432,604
IntercontinentalExchange Inc.(a)	51,741	7,241,670
MF Global Ltd.(a)	164,877	4,954,554
NASDAQ Stock Market Inc. (The)(a)	134,818	6,238,029
NYMEX Holdings Inc.	58,914	6,775,110
NYSE Euronext Inc.	123,839	9,739,937

		51,755,095
INVESTMENT MANAGEMENT/ADVISORY SERVICES—8.52%
Ameriprise Financial Inc.	171,729	9,498,331
Legg Mason Inc.	112,486	8,098,992

		17,597,323

TOTAL COMMON STOCKS
(Cost: $230,025,669)		206,377,579

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.59%

MONEY MARKET FUNDS—2.59%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	287,025	287,025
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	5,073,557	5,073,557

		5,360,582

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,360,582)		5,360,582

TOTAL INVESTMENTS IN SECURITIES—102.46%
(Cost: $235,386,251)		211,738,161
Other Assets, Less Liabilities—(2.46)%		(5,080,093)

NET ASSETS—100.00%		$206,658,068

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.82%

AGRICULTURE—17.42%
Altria Group Inc.	545,907	$41,390,669
Archer-Daniels-Midland Co.	152,815	6,731,501
Bunge Ltd.	31,363	3,715,575
Carolina Group	28,164	2,313,109
Reynolds American Inc.	44,430	2,813,752
Universal Corp.	7,112	354,249
UST Inc.	40,710	2,115,292

		59,434,147
APPAREL—4.47%
Carter’s Inc.(a)	13,354	245,847
Coach Inc.(a)	96,297	3,086,319
Crocs Inc.(a)(b)	20,066	698,096
Hanesbrands Inc.(a)	25,082	642,350
Jones Apparel Group Inc.	22,334	375,211
Kellwood Co.	6,269	125,255
Liz Claiborne Inc.	25,974	568,571
Nike Inc. Class B	94,790	5,854,230
Phillips-Van Heusen Corp.	14,639	616,887
Quiksilver Inc.(a)	32,059	305,522
Timberland Co. Class A(a)	13,044	214,052
VF Corp.	22,635	1,751,270
Warnaco Group Inc. (The)(a)	11,852	425,368
Wolverine World Wide Inc.	13,522	342,242

		15,251,220
AUTO MANUFACTURERS—2.08%
Ford Motor Co.(a)	522,936	3,472,295
General Motors Corp.	127,615	3,612,781

		7,085,076
AUTO PARTS & EQUIPMENT—3.18%
American Axle & Manufacturing Holdings Inc.	11,858	257,911
ArvinMeritor Inc.	18,792	255,195
BorgWarner Inc.	30,142	1,525,487
Cooper Tire & Rubber Co.	15,871	270,918
Goodyear Tire & Rubber Co. (The)(a)	54,690	1,376,547
Johnson Controls Inc.	153,202	5,418,755
Lear Corp.(a)	16,690	490,018
Modine Manufacturing Co.	7,768	119,938
Superior Industries International Inc.	5,512	100,429
TRW Automotive Holdings Corp.(a)	13,688	313,866
Visteon Corp.(a)	33,175	132,700
WABCO Holdings Inc.	14,732	593,552

		10,855,316
BEVERAGES—22.98%
Anheuser-Busch Companies Inc.	190,905	8,880,901
Brown-Forman Corp. Class A	3,880	251,385

Brown-Forman Corp. Class B	14,972	942,937
Coca-Cola Co. (The)	553,795	32,768,050
Coca-Cola Enterprises Inc.	72,927	1,682,426
Constellation Brands Inc. Class A(a)	49,859	1,042,053
Hansen Natural Corp.(a)	19,089	736,072
Molson Coors Brewing Co. Class B	39,763	1,776,213
Pepsi Bottling Group Inc.	36,123	1,258,887
PepsiAmericas Inc.	16,674	410,847
PepsiCo Inc.	420,316	28,661,348

		78,411,119
BIOTECHNOLOGY—0.07%
Martek Biosciences Corp.(a)	8,329	237,376

		237,376
COMMERCIAL SERVICES—0.12%
Weight Watchers International Inc.	9,522	405,637

		405,637
COSMETICS & PERSONAL CARE—20.41%
Alberto-Culver Co.	22,765	609,874
Avon Products Inc.	112,679	3,946,019
Colgate-Palmolive Co.	134,768	10,377,136
Estee Lauder Companies Inc. (The) Class A	27,646	1,166,661
Procter & Gamble Co. (The)	811,797	53,538,012

		69,637,702
DISTRIBUTION & WHOLESALE—0.65%
Genuine Parts Co.	43,636	1,916,929
Pool Corp.(b)	12,382	305,092

		2,222,021
ELECTRICAL COMPONENTS & EQUIPMENT—0.41%
Energizer Holdings Inc.(a)	14,805	1,386,044

		1,386,044
ELECTRONICS—0.87%
Garmin Ltd.	33,194	2,394,947
Gentex Corp.	37,063	587,819

		2,982,766
FOOD—12.72%
Campbell Soup Co.	61,826	1,954,320
Chiquita Brands International Inc.(a)	10,872	203,089
ConAgra Foods Inc.	127,753	2,750,522
Corn Products International Inc.	19,289	651,968
Dean Foods Co.	34,339	961,492
Del Monte Foods Co.	52,250	468,682
Flowers Foods Inc.	21,858	524,592
General Mills Inc.	87,373	4,771,440
H.J. Heinz Co.	78,074	3,322,829
Hain Celestial Group Inc.(a)	10,242	276,534
Hershey Co. (The)	40,342	1,460,380
Hormel Foods Corp.	19,130	741,096
J.M. Smucker Co. (The)	14,780	690,669
Kellogg Co.	64,862	3,106,890
Kraft Foods Inc.	402,488	11,776,799
McCormick & Co. Inc. NVS	27,591	930,369
Pilgrim’s Pride Corp.	10,612	259,251
Ralcorp Holdings Inc.(a)	6,829	371,566
Sara Lee Corp.	188,667	2,652,658
Smithfield Foods Inc.(a)	32,447	903,649
Tootsie Roll Industries Inc.	6,108	152,578

TreeHouse Foods Inc.(a)	8,106	169,172
Tyson Foods Inc. Class A	74,379	1,059,901
Wm. Wrigley Jr. Co.	56,626	3,252,031

		43,412,477
HAND & MACHINE TOOLS—0.89%
Black & Decker Corp. (The)	16,275	1,180,589
Snap-On Inc.	15,012	737,389
Stanley Works (The)	21,539	1,106,243

		3,024,221
HOME BUILDERS—2.30%
Beazer Homes USA Inc.(b)	10,148	88,491
Centex Corp.	31,433	873,209
Champion Enterprises Inc.(a)	19,697	192,440
D.R. Horton Inc.	71,169	1,227,665
Fleetwood Enterprises Inc.(a)	16,453	77,000
Hovnanian Enterprises Inc. Class A(a)(b)	11,389	112,637
KB Home	20,036	550,990
Lennar Corp. Class A	33,602	692,201
M.D.C. Holdings Inc.	9,223	426,748
Meritage Homes Corp.(a)(b)	6,209	99,654
Monaco Coach Corp.	6,972	70,905
NVR Inc.(a)(b)	1,206	761,589
Pulte Homes Inc.	54,946	897,818
Ryland Group Inc.	10,934	368,585
Standard-Pacific Corp.(b)	19,564	74,539
Thor Industries Inc.	10,016	353,765
Toll Brothers Inc.(a)(b)	35,662	830,211
Winnebago Industries Inc.(b)	7,650	161,109

		7,859,556
HOME FURNISHINGS—0.95%
Ethan Allen Interiors Inc.	7,406	229,216
Furniture Brands International Inc.	12,339	117,837
Harman International Industries Inc.	15,740	733,012
La-Z-Boy Inc.(b)	13,191	100,515
Tempur-Pedic International Inc.(b)	18,466	365,996
Whirlpool Corp.	20,097	1,710,456

		3,257,032
HOUSEHOLD PRODUCTS & WARES—3.74%
ACCO Brands Corp.(a)	13,877	188,033
Blyth Inc.	7,388	160,985
Church & Dwight Co. Inc.	17,194	915,065
Clorox Co. (The)	35,933	2,203,412
Fossil Inc.(a)	12,717	432,124
Jarden Corp.(a)	18,119	453,700
Kimberly-Clark Corp.	110,724	7,269,031
Scotts Miracle-Gro Co. (The) Class A	11,100	433,344
Tupperware Brands Corp.	15,663	579,531
WD-40 Co.	4,216	142,332

		12,777,557
HOUSEWARES—0.51%
Newell Rubbermaid Inc.	72,484	1,748,314

		1,748,314
INTERNET—0.07%
NutriSystem Inc.(a)(b)	8,406	240,580

		240,580

LEISURE TIME—1.08%
Brunswick Corp.	23,425	444,841
Callaway Golf Co.	16,103	288,566
Harley-Davidson Inc.	62,724	2,545,340
Polaris Industries Inc.(b)	9,166	398,171

		3,676,918
MACHINERY—0.08%
Briggs & Stratton Corp.	12,753	265,900

		265,900
MANUFACTURING—0.74%
Eastman Kodak Co.	74,462	1,484,028
Lancaster Colony Corp.	5,693	198,458
Leggett & Platt Inc.	44,337	843,290

		2,525,776
OFFICE FURNISHINGS—0.39%
Herman Miller Inc.	16,087	511,245
HNI Corp.(b)	9,944	334,715
Interface Inc. Class A	14,587	232,809
Steelcase Inc. Class A	16,670	255,551

		1,334,320
PHARMACEUTICALS—0.26%
Herbalife Ltd.	13,262	526,236
NBTY Inc.(a)	15,637	378,728

		904,964
RETAIL—0.19%
Nu Skin Enterprises Inc. Class A	13,519	222,117
Select Comfort Corp.(a)	12,169	95,648
Under Armour Inc. Class A(a)(b)	8,263	332,586

		650,351
SOFTWARE—1.90%
Activision Inc.(a)	75,973	1,965,422
Electronic Arts Inc.(a)	82,007	3,884,672
Take-Two Interactive Software Inc.(a)(b)	18,694	307,329
THQ Inc.(a)	17,342	312,329

		6,469,752
TEXTILES—0.33%
Mohawk Industries Inc.(a)	14,207	1,135,423

		1,135,423
TOYS, GAMES & HOBBIES—1.01%
Hasbro Inc.	34,404	893,472
JAKKS Pacific Inc.(a)	7,567	178,279
Marvel Entertainment Inc.(a)	13,131	370,294
Mattel Inc.	95,354	2,003,388

		3,445,433

TOTAL COMMON STOCKS
(Cost: $339,443,616)		340,636,998

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.29%

MONEY MARKET FUNDS—1.29%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	304,391	304,391
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	4,090,710	4,090,710

		4,395,101

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,395,101)		4,395,101

TOTAL INVESTMENTS IN SECURITIES—101.11%
(Cost: $343,838,717)		345,032,099
Other Assets, Less Liabilities—(1.11)%		(3,786,516)

NET ASSETS—100.00%		$341,245,583

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—1.68%
Getty Images Inc.(a)	5,752	$143,800
Harte-Hanks Inc.	5,180	82,984
Interpublic Group of Companies Inc. (The)(a)	50,823	453,849
Lamar Advertising Co.	7,270	313,482
Omnicom Group Inc.	35,608	1,615,535
R.H. Donnelley Corp.(a)	7,832	235,508

		2,845,158
AIRLINES—2.15%
AirTran Holdings Inc.(a)	9,380	80,949
Alaska Air Group Inc.(a)	4,608	116,582
AMR Corp.(a)	25,246	351,929
Continental Airlines Inc. Class B(a)	10,547	286,984
Delta Air Lines Inc.(a)	29,339	493,775
JetBlue Airways Corp.(a)(b)	17,940	123,965
Northwest Airlines Corp.(a)	25,487	476,862
SkyWest Inc.	6,823	177,535
Southwest Airlines Co.	79,660	934,412
UAL Corp.	12,613	478,663
US Airways Group Inc.(a)	9,078	125,367

		3,647,023
APPAREL—0.44%
Guess? Inc.	6,050	225,726
Gymboree Corp.(a)	3,363	128,534
Polo Ralph Lauren Corp.	6,375	386,261

		740,521
COMMERCIAL SERVICES—4.00%
Apollo Group Inc. Class A(a)	14,766	1,177,441
Arbitron Inc.	3,156	126,145
Avis Budget Group Inc.(a)	10,723	143,152
Career Education Corp.(a)	10,152	220,705
Chemed Corp.	2,563	131,303
Corinthian Colleges Inc.(a)	9,343	78,948
DeVry Inc.	6,714	370,546
H&R Block Inc.	35,542	684,894
Hertz Global Holdings Inc.(a)	14,218	212,133
ITT Educational Services Inc.(a)	4,340	396,459
Live Nation Inc.(a)	7,634	83,211
McKesson Corp.	31,536	1,980,145
Pre-Paid Legal Services Inc.(a)	970	53,884
Rent-A-Center Inc.(a)	7,611	130,148
Service Corp. International	31,391	377,634
Sotheby’s Holdings Inc. Class A	7,381	229,328
Stewart Enterprises Inc. Class A	9,030	64,294
Strayer Education Inc.	1,600	276,128
Valassis Communications Inc.(a)	5,324	50,897

		6,787,395

COMPUTERS—0.30%
FactSet Research Systems Inc.	4,907	274,449
IHS Inc. Class A(a)	3,863	239,274

		513,723
ENTERTAINMENT—1.83%
Bally Technologies Inc.(a)	5,324	253,635
DreamWorks Animation SKG Inc. Class A(a)	7,532	184,157
International Game Technology Inc.	34,381	1,467,037
International Speedway Corp. Class A	3,332	136,412
Penn National Gaming Inc.(a)	8,047	419,651
Pinnacle Entertainment Inc.(a)	6,374	116,326
Regal Entertainment Group Class A	8,428	156,255
Scientific Games Corp. Class A(a)	7,368	175,358
Vail Resorts Inc.(a)	3,313	156,837
Warner Music Group Corp.	5,077	40,362

		3,106,030
FOOD—3.94%
Kroger Co. (The)	69,055	1,757,450
Performance Food Group Co.(a)	3,473	109,851
Safeway Inc.	48,078	1,489,937
SUPERVALU Inc.	23,206	697,572
Sysco Corp.	66,480	1,931,244
United Natural Foods Inc.(a)	4,195	100,596
Whole Foods Market Inc.	15,187	598,975

		6,685,625
HOUSEHOLD PRODUCTS & WARES—0.06%
American Greetings Corp. Class A	5,002	102,641

		102,641
INTERNET—5.27%
Amazon.com Inc.(a)	32,519	2,526,726
CNET Networks Inc.(a)	14,815	116,890
eBay Inc.(a)	127,738	3,434,875
Expedia Inc.(a)	22,722	523,060
IAC/InterActiveCorp(a)	21,587	559,967
Liberty Media Corp. - Liberty Interactive Group Series A(a)	62,720	997,875
NetFlix Inc.(a)(b)	5,695	143,229
Priceline.com Inc.(a)	3,779	410,097
ValueClick Inc.(a)	10,717	233,952

		8,946,671
LEISURE TIME—1.77%
Carnival Corp.	45,994	2,046,273
Life Time Fitness Inc.(a)	3,634	161,132
Royal Caribbean Cruises Ltd.	15,378	619,426
WMS Industries Inc.(a)	4,856	181,614

		3,008,445
LODGING—3.64%
Boyd Gaming Corp.	6,165	164,790
Choice Hotels International Inc.	3,794	126,720
Gaylord Entertainment Co.(a)	4,370	127,560
Las Vegas Sands Corp.(a)	11,412	1,000,490
Marriott International Inc. Class A	34,982	1,257,953
MGM MIRAGE(a)	13,936	1,020,394
Orient-Express Hotels Ltd.	4,607	238,412
Starwood Hotels & Resorts Worldwide Inc.	21,619	978,260
Wyndham Worldwide Corp.	19,671	463,449

Wynn Resorts Ltd.	6,894	792,672

		6,170,700
MANUFACTURING—0.10%
Matthews International Corp. Class A	3,418	167,038

		167,038
MEDIA—24.12%
Belo Corp.	9,361	155,486
Cablevision Systems Corp.(a)	25,133	590,123
CBS Corp. Class A	1,579	39,822
CBS Corp. Class B	63,682	1,604,150
Charter Communications Inc. Class A(a)(b)	38,724	45,307
Clear Channel Communications Inc.	48,964	1,503,684
Comcast Corp. Class A(a)	208,667	3,789,393
Comcast Corp. Class A Special(a)	107,397	1,932,072
CTC Media Inc.(a)	3,981	106,253
DIRECTV Group Inc. (The)(a)	76,244	1,721,590
Discovery Holding Co. Class A(a)	29,220	678,488
Dish Network Corp. Class A(a)	22,347	631,079
E.W. Scripps Co. Class A	8,770	357,114
Entercom Communications Corp.	3,220	39,638
Gannett Co. Inc.	25,560	945,720
Gemstar-TV Guide International Inc.(a)	26,292	113,319
Idearc Inc.	15,895	258,453
John Wiley & Sons Inc. Class A	5,155	203,210
Lee Enterprises Inc.	4,452	53,157
Liberty Global Inc. Class A(a)	19,508	788,318
Liberty Global Inc. Class C(a)	19,835	737,862
Liberty Media Corp. - Liberty Capital Group Series A(a)	13,422	1,444,476
McClatchy Co. (The) Class A(b)	6,188	66,645
McGraw-Hill Companies Inc. (The)	35,832	1,532,176
Media General Inc. Class A	2,156	41,007
Meredith Corp.	4,194	197,076
New York Times Co. (The) Class A	15,316	256,390
News Corp. Class A	200,116	3,782,192
News Corp. Class B	47,386	921,184
Radio One Inc. Class D(a)	8,915	14,264
Scholastic Corp.(a)	3,447	118,129
Sinclair Broadcast Group Inc. Class A	5,442	48,978
Sirius Satellite Radio Inc.(a)(b)	143,438	459,002
Time Warner Cable Inc. Class A(a)	16,912	425,506
Time Warner Inc.	393,889	6,199,813
Viacom Inc. Class A(a)	1,260	49,090
Viacom Inc. Class B(a)	60,982	2,363,662
Walt Disney Co. (The)	194,404	5,818,512
Washington Post Co. (The) Class B	651	484,344
XM Satellite Radio Holdings Inc. Class A(a)	33,403	414,197

		40,930,881
PHARMACEUTICALS—2.24%
AmerisourceBergen Corp.	18,281	852,809
Cardinal Health Inc.	39,732	2,303,264
Omnicare Inc.	13,311	294,706
VCA Antech Inc.(a)	9,087	351,303

		3,802,082
RETAIL—47.46%
Abercrombie & Fitch Co. Class A	9,503	757,294
Advance Auto Parts Inc.	10,961	391,089
Aeropostale Inc.(a)	8,266	232,853
American Eagle Outfitters Inc.	20,038	461,475

AnnTaylor Stores Corp.(a)	6,939	174,516
AutoNation Inc.(a)	14,439	235,067
AutoZone Inc.(a)	4,764	575,872
Barnes & Noble Inc.	5,915	200,814
Bed Bath & Beyond Inc.(a)	28,860	930,446
Best Buy Co. Inc.	37,085	1,810,119
Big Lots Inc.(a)	11,315	196,428
BJ’s Wholesale Club Inc.(a)	6,915	224,323
Blockbuster Inc. Class A(a)(b)	12,403	38,697
Bob Evans Farms Inc.	3,702	110,098
Borders Group Inc.	6,268	70,578
Brinker International Inc.	11,700	217,737
Brown Shoe Co. Inc.	4,620	79,464
CarMax Inc.(a)(b)	23,570	525,611
Casey’s General Store Inc.	5,339	138,814
Cato Corp. Class A	3,332	54,545
CBRL Group Inc.	2,626	82,115
CEC Entertainment Inc.(a)	3,370	78,622
Charming Shoppes Inc.(a)	14,047	90,603
Cheesecake Factory Inc. (The)(a)	7,317	159,876
Chico’s FAS Inc.(a)	18,758	202,399
Children’s Place Retail Stores Inc. (The)(a)	2,391	44,329
Chipotle Mexican Grill Inc. Class B(a)	2,044	195,856
Christopher & Banks Corp.	3,780	48,271
Circuit City Stores Inc.	17,709	96,337
Coldwater Creek Inc.(a)	6,389	41,081
Collective Brands Inc.(a)	6,974	122,882
Copart Inc.(a)	7,086	289,676
Costco Wholesale Corp.	47,727	3,242,572
CVS Caremark Corp.	161,372	6,304,804
Darden Restaurants Inc.	14,150	400,728
Dick’s Sporting Goods Inc.(a)	9,316	303,236
Dillard’s Inc. Class A	7,069	140,178
Dollar Tree Stores Inc.(a)	10,332	289,399
Dress Barn Inc.(a)	4,669	56,915
Family Dollar Stores Inc.	14,524	305,440
Foot Locker Inc.	16,772	229,609
Fred’s Inc.	3,842	36,230
GameStop Corp. Class A(a)	16,207	838,388
Gap Inc. (The)	63,482	1,213,776
Genesco Inc.(a)	2,404	80,197
Group 1 Automotive Inc.	2,547	67,343
Home Depot Inc.	183,084	5,615,186
Hot Topic Inc.(a)	4,844	26,884
IHOP Corp.(b)	1,838	97,855
J. Crew Group Inc.(a)	4,741	216,759
J.C. Penney Co. Inc.	21,223	1,006,182
Jack in the Box Inc.(a)	6,623	193,590
Kohl’s Corp.(a)	30,892	1,409,911
Limited Brands Inc.	33,712	643,562
Longs Drug Stores Corp.	3,500	161,035
Lowe’s Companies Inc.	161,841	4,279,076
Macy’s Inc.	47,476	1,312,237
McDonald’s Corp.	130,948	7,012,265
Men’s Wearhouse Inc. (The)	5,145	131,146
99 Cents Only Stores(a)	5,459	45,419
Nordstrom Inc.	22,611	879,568
Office Depot Inc.(a)	29,525	437,856
OfficeMax Inc.	8,286	205,244
O’Reilly Automotive Inc.(a)	12,432	365,874
P.F. Chang’s China Bistro Inc.(a)	2,789	79,319
Pacific Sunwear of California Inc.(a)	7,401	82,299
Panera Bread Co. Class A(a)(b)	3,276	123,767

Pantry Inc. (The)(a)	2,525	73,377
Papa John’s International Inc.(a)	2,396	60,595
Pep Boys - Manny, Moe & Jack (The)	4,163	45,502
PetSmart Inc.	15,010	343,279
Pier 1 Imports Inc.(a)	8,729	59,794
RadioShack Corp.	14,495	251,488
Regis Corp.	4,900	124,117
Rite Aid Corp.(a)(b)	57,821	171,150
Ross Stores Inc.	14,812	431,770
Ruby Tuesday Inc.	5,403	41,549
Saks Inc.(a)	13,692	247,141
Sally Beauty Co. Inc.(a)	9,064	73,962
Sears Holdings Corp.(a)(b)	8,136	898,947
Sonic Corp.(a)	6,397	141,886
Staples Inc.	77,057	1,844,745
Starbucks Corp.(a)	79,579	1,504,839
Talbots Inc. (The)(b)	2,228	21,545
Target Corp.	82,023	4,558,838
Tiffany & Co.	14,779	589,682
TJX Companies Inc. (The)	48,462	1,529,461
Tractor Supply Co.(a)	3,551	136,856
Triarc Companies Inc. Class B	5,012	46,612
Tween Brands Inc.(a)	2,559	81,965
Urban Outfitters Inc.(a)	12,889	373,781
Walgreen Co.	108,022	3,792,652
Wal-Mart Stores Inc.	273,598	13,920,666
Wendy’s International Inc.	9,532	232,771
Williams-Sonoma Inc.	9,525	256,032
Yum! Brands Inc.	55,406	1,892,669
Zale Corp.(a)(b)	5,066	83,082

		80,542,489
SOFTWARE—0.87%
Avid Technology Inc.(a)	4,339	112,467
Dun & Bradstreet Corp. (The)	6,358	584,809
NAVTEQ Corp.(a)	10,644	786,592

		1,483,868
TELECOMMUNICATIONS—0.08%
EchoStar Corp.(a)	4,468	130,555

		130,555

TOTAL COMMON STOCKS
(Cost: $222,812,816)		169,610,845

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.64%

MONEY MARKET FUNDS—1.64%
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	2,778,999	2,778,999

		2,778,999

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,778,999)		2,778,999

TOTAL INVESTMENTS IN SECURITIES—101.59%
(Cost: $225,591,815)		172,389,844

Other Assets, Less Liabilities—(1.59)%	(2,704,184)

NET ASSETS—100.00%	$169,685,660

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.90%

ELECTRIC—0.03%
OGE Energy Corp.	11,721	$383,628

		383,628
OIL & GAS—83.24%
Anadarko Petroleum Corp.	458,166	26,843,946
Apache Corp.	302,715	28,891,120
Atwood Oceanics Inc.(a)	1,652	137,265
Berry Petroleum Co. Class A	24,129	904,114
Cabot Oil & Gas Corp.	96,262	3,724,377
Cheniere Energy Inc.(a)(b)	35,777	1,077,245
Chesapeake Energy Corp.	258,386	9,619,711
Chevron Corp.	2,016,737	170,414,276
Cimarex Energy Co.	32,798	1,338,486
Comstock Resources Inc.(a)	29,345	930,236
ConocoPhillips	671,523	53,936,727
Crosstex Energy Inc.	28,981	948,838
Delta Petroleum Corp.(a)(b)	44,182	885,849
Denbury Resources Inc.(a)	104,566	2,645,520
Devon Energy Corp.	397,601	33,788,133
Diamond Offshore Drilling Inc.	68,984	7,790,363
Encore Acquisition Co.(a)	34,729	1,132,165
ENSCO International Inc.	96,932	4,955,164
EOG Resources Inc.	253,786	22,206,275
EXCO Resources Inc.(a)	57,532	862,405
Exxon Mobil Corp.	3,144,806	271,711,238
Forest Oil Corp.(a)	41,631	1,882,554
Frontier Oil Corp.	75,079	2,648,036
Grey Wolf Inc.(a)	128,022	763,011
Helmerich & Payne Inc.	100,076	3,924,981
Hess Corp.	257,906	23,425,602
Holly Corp.	2,334	113,012
Marathon Oil Corp.	534,996	25,064,563
Mariner Energy Inc.(a)	70,304	1,761,818
Murphy Oil Corp.	205,005	15,076,068
Nabors Industries Ltd.(a)(b)	205,202	5,585,598
Newfield Exploration Co.(a)	93,587	4,668,120
Noble Corp.	212,079	9,282,698
Noble Energy Inc.	126,903	9,210,620
Occidental Petroleum Corp.	776,356	52,691,282
Parker Drilling Co.(a)	74,265	516,142
Patterson-UTI Energy Inc.	102,577	2,008,458
Penn Virginia Corp.	10,284	438,201
Petrohawk Energy Corp.(a)	113,703	1,790,822
Pioneer Natural Resources Co.	128,254	5,373,843
Plains Exploration & Production Co.(a)	70,530	3,430,579
Pride International Inc.(a)	65,005	2,061,308
Quicksilver Resources Inc.(a)(b)	40,572	2,305,707
Range Resources Corp.	74,571	3,894,098
Rowan Companies Inc.	43,447	1,478,936

Southwestern Energy Co.(a)	100,832	5,637,517
St. Mary Land & Exploration Co.	37,423	1,318,412
Stone Energy Corp.(a)	229	9,389
Sunoco Inc.	110,078	6,846,852
Swift Energy Co.(a)	20,160	869,904
Tesoro Corp.	69,268	2,704,915
Transocean Inc.(a)	214,544	26,303,094
Ultra Petroleum Corp.(a)	80,988	5,571,974
Unit Corp.(a)	17,824	893,339
Valero Energy Corp.	435,138	25,755,818
Whiting Petroleum Corp.(a)	7,662	411,756
XTO Energy Inc.	326,322	16,949,165

		917,411,645
OIL & GAS SERVICES—16.06%
Baker Hughes Inc.	346,822	22,519,152
BJ Services Co.	206,576	4,493,028
Cameron International Corp.(a)	147,945	5,956,266
Core Laboratories NV(a)	10,250	1,155,175
Dresser-Rand Group Inc.(a)	50,415	1,598,155
Exterran Holdings Inc.(a)	28,245	1,842,704
FMC Technologies Inc.(a)	61,375	2,955,820
Global Industries Ltd.(a)	1,417	25,024
Grant Prideco Inc.(a)	82,158	4,089,825
Halliburton Co.	634,753	21,054,757
Helix Energy Solutions Group Inc.(a)	58,244	2,153,281
Hercules Offshore Inc.(a)	30,676	707,082
ION Geophysical Corp.(a)(b)	48,025	595,510
Key Energy Services Inc.(a)	40,904	482,667
National Oilwell Varco Inc.(a)	217,684	13,111,107
Newpark Resources Inc.(a)	61,017	297,153
Oceaneering International Inc.(a)	11,417	657,391
Oil States International Inc.(a)	31,628	1,108,878
Schlumberger Ltd.	874,556	65,993,996
SEACOR Holdings Inc.(a)	6,973	615,019
Smith International Inc.	147,666	8,004,974
Superior Energy Services Inc.(a)	21,247	851,792
Tetra Technologies Inc.(a)	19,169	299,995
Tidewater Inc.	35,115	1,859,690
Weatherford International Ltd.(a)	220,381	13,621,750
W-H Energy Services Inc.(a)	20,462	995,476

		177,045,667
PIPELINES—0.50%
El Paso Corp.	333,347	5,493,559

		5,493,559
TRANSPORTATION—0.07%
Bristow Group Inc.(a)	15,086	759,580

		759,580

TOTAL COMMON STOCKS
(Cost: $979,684,164)		1,101,094,079

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.67%

MONEY MARKET FUNDS—0.67%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	1,468,243	1,468,243
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	5,878,522	5,878,522

		7,346,765

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,346,765)		7,346,765

TOTAL INVESTMENTS IN SECURITIES—100.57%
(Cost: $987,030,929)		1,108,440,844
Other Assets, Less Liabilities—(0.57)%		(6,255,451)

NET ASSETS—100.00%		$1,102,185,393

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.83%

BANKS—30.08%
Alabama National BanCorporation	4,549	$355,959
AMCORE Financial Inc.	5,484	121,580
Associated Banc-Corp	28,015	789,463
BancorpSouth Inc.	17,942	439,938
Bank of America Corp.	1,057,265	46,889,703
Bank of Hawaii Corp.	11,557	582,126
Bank of New York Mellon Corp. (The)	267,730	12,484,250
BB&T Corp.	129,785	4,708,600
BOK Financial Corp.	5,343	291,087
Cathay General Bancorp	11,821	306,519
Citizens Republic Bancorp Inc.	18,963	268,137
City National Corp.	9,334	530,918
Colonial BancGroup Inc. (The)	35,863	563,049
Comerica Inc.	35,734	1,558,717
Commerce Bancorp Inc.	45,740	1,743,151
Commerce Bancshares Inc.	16,137	716,644
Cullen/Frost Bankers Inc.	13,916	757,587
Discover Financial Services LLC	101,657	1,778,997
East West Bancorp Inc.	14,918	358,927
F.N.B. Corp. (Pennsylvania)	14,530	226,232
Fifth Third Bancorp	114,660	3,107,286
First BanCorp (Puerto Rico)	18,245	174,422
First Community Bancorp	6,525	231,833
First Horizon National Corp.(a)	29,500	639,265
First Midwest Bancorp Inc.	11,625	362,700
FirstMerit Corp.	16,862	377,203
Fremont General Corp.(a)(b)	17,955	59,251
Frontier Financial Corp.	10,882	221,558
Fulton Financial Corp.	41,820	527,350
Hancock Holding Co.	6,291	261,076
Huntington Bancshares Inc.	86,058	1,157,480
International Bancshares Corp.	13,072	271,113
KeyCorp	87,080	2,277,142
M&T Bank Corp.	18,089	1,660,028
Marshall & Ilsley Corp.	58,943	1,644,510
National City Corp.	134,040	2,384,572
Northern Trust Corp.	45,702	3,352,699
Old National Bancorp	15,468	259,862
Pacific Capital Bancorp	11,230	241,445
Park National Corp.(a)	2,748	197,856
PNC Financial Services Group Inc. (The)	80,055	5,253,209
Popular Inc.	60,519	818,217
Prosperity Bancshares Inc.	10,105	290,519
Provident Bankshares Corp.	7,972	165,260
Regions Financial Corp.	163,257	4,120,607
South Financial Group Inc. (The)	18,048	311,869
State Street Corp.	91,062	7,478,011
Sterling Bancshares Inc.	17,683	177,360
Sterling Financial Corp. (Washington)	11,887	211,470

SunTrust Banks Inc.	82,028	5,655,831
Susquehanna Bancshares Inc.	21,779	462,150
SVB Financial Group(a)(b)	8,133	393,637
Synovus Financial Corp.	65,080	859,707
TCF Financial Corp.	27,546	585,353
TrustCo Bank Corp. NY	17,314	178,334
Trustmark Corp.	12,314	283,345
U.S. Bancorp	406,487	13,800,234
UCBH Holdings Inc.	25,026	353,367
Umpqua Holdings Corp.	14,701	241,096
UnionBanCal Corp.	12,443	610,454
United Bancshares Inc.	10,484	337,165
United Community Banks Inc.	11,302	218,242
Valley National Bancorp	28,135	569,734
W Holding Co. Inc.	29,892	43,343
Wachovia Corp.	466,581	18,163,998
Webster Financial Corp.	13,005	440,479
Wells Fargo & Co.	750,949	25,539,775
Westamerica Bancorporation	7,240	358,525
Whitney Holding Corp.	15,291	410,410
Wilmington Trust Corp.	15,853	552,794
Wintrust Financial Corp.	5,639	214,508
Zions Bancorporation	25,134	1,375,835

		185,355,073
COMMERCIAL SERVICES—0.48%
Equifax Inc.	30,954	1,148,084
Moody’s Corp.	51,624	1,806,324

		2,954,408
DIVERSIFIED FINANCIAL SERVICES—32.76%
Affiliated Managers Group Inc.(a)(b)	6,979	686,105
American Express Co.	244,029	12,035,510
AmeriCredit Corp.(a)(b)	28,137	374,503
Ameriprise Financial Inc.	54,484	3,013,510
Bear Stearns Companies Inc. (The)	25,546	2,306,804
BlackRock Inc.	4,564	1,009,100
Capital One Financial Corp.	97,762	5,358,335
Charles Schwab Corp. (The)	221,135	4,931,311
CIT Group Inc.	44,907	1,255,600
Citigroup Inc.	1,211,172	34,179,274
CME Group Inc.	12,554	7,769,671
CompuCredit Corp.(a)(b)	8,221	120,849
Countrywide Financial Corp.	134,269	934,512
E*TRADE Financial Corp.(a)(b)	99,786	495,936
Eaton Vance Corp.	29,335	1,093,315
Federal Home Loan Mortgage Corp.	156,245	4,748,286
Federal National Mortgage Association	230,667	7,810,385
Federated Investors Inc. Class B	22,937	976,428
First Marblehead Corp. (The)(a)	14,160	232,790
Franklin Resources Inc.	39,138	4,079,354
Friedman Billings Ramsey Group Inc. Class A	35,113	113,415
Goldman Sachs Group Inc. (The)	84,754	17,016,061
IndyMac Bancorp Inc.(a)	16,994	138,841
IntercontinentalExchange Inc.(b)	16,328	2,285,267
Investment Technology Group Inc.(b)	10,791	506,853
Janus Capital Group Inc.	40,062	1,082,075
Jefferies Group Inc.	25,138	508,290
JPMorgan Chase & Co.	795,439	37,823,124
Knight Capital Group Inc. Class A(b)	22,948	384,379
LaBranche & Co. Inc.(b)	10,744	61,348
Lazard Ltd. Class A	12,016	474,872
Legg Mason Inc.	31,011	2,232,792

Lehman Brothers Holdings Inc.	125,649	8,062,896
Merrill Lynch & Co. Inc.	190,737	10,757,567
MF Global Ltd.(b)	22,822	685,801
Morgan Stanley	227,332	11,237,021
NASDAQ Stock Market Inc. (The)(b)	25,114	1,162,025
National Financial Partners Corp.	9,329	336,777
NYMEX Holdings Inc.	14,521	1,669,915
NYSE Euronext Inc.	44,783	3,522,183
Piper Jaffray Companies(b)	4,036	191,226
Raymond James Financial Inc.	22,278	625,789
SLM Corp.	120,997	2,631,685
SWS Group Inc.	6,515	100,005
T. Rowe Price Group Inc.	61,990	3,136,074
TD Ameritrade Holding Corp.(b)	57,085	1,070,915
Waddell & Reed Financial Inc. Class A	19,497	646,910

		201,875,684
FOREST PRODUCTS & PAPER—0.46%
Plum Creek Timber Co. Inc.	40,462	1,689,289
Potlatch Corp.	8,789	377,312
Rayonier Inc.	17,981	760,956

		2,827,557
INSURANCE—22.93%
ACE Ltd.	76,649	4,471,703
Aflac Inc.	115,766	7,099,929
Alleghany Corp.(b)	1,208	456,624
Allied World Assurance Holdings Ltd.	8,088	385,231
Allstate Corp. (The)	134,648	6,634,107
Ambac Financial Group Inc.(a)	23,814	279,100
American Financial Group Inc.	16,392	454,550
American International Group Inc.	523,493	28,875,874
American National Insurance Co.	3,687	462,387
Aon Corp.	61,208	2,663,772
Arch Capital Group Ltd.(b)	10,619	748,215
Arthur J. Gallagher & Co.	21,618	549,313
Aspen Insurance Holdings Ltd.	17,672	498,704
Assurant Inc.	23,284	1,510,899
Assured Guaranty Ltd.	14,167	335,191
Axis Capital Holdings Ltd.	32,769	1,312,071
Brown & Brown Inc.	26,324	592,553
Chubb Corp.	90,170	4,669,904
Cincinnati Financial Corp.	36,314	1,399,542
Commerce Group Inc.	13,196	477,035
Conseco Inc.(b)	44,556	536,454
Delphi Financial Group Inc. Class A	10,183	319,543
Endurance Specialty Holdings Ltd.	13,751	557,191
Erie Indemnity Co. Class A	10,465	529,843
Everest Re Group Ltd.	14,820	1,507,046
Fidelity National Financial Inc.	51,080	1,005,765
First American Corp.	18,842	820,569
Genworth Financial Inc. Class A	103,324	2,514,906
Hanover Insurance Group Inc. (The)	12,321	561,222
Hartford Financial Services Group Inc. (The)	74,660	6,030,288
HCC Insurance Holdings Inc.	26,075	726,450
Hilb Rogal & Hobbs Co.	8,519	308,217
Horace Mann Educators Corp.	10,074	185,059
IPC Holdings Ltd.	13,852	356,412
Lincoln National Corp.	63,912	3,474,256
Loews Corp.	105,218	4,912,628
Markel Corp.(b)	2,327	1,077,401
Marsh & McLennan Companies Inc.	127,480	3,518,448
MBIA Inc.(a)	29,362	455,111

Mercury General Corp.	6,176	297,004
MetLife Inc.	106,342	6,270,988
MGIC Investment Corp.(a)	19,379	358,512
Montpelier Re Holdings Ltd.	22,686	388,838
Nationwide Financial Services Inc. Class A	11,137	491,921
Old Republic International Corp.	54,336	811,236
PartnerRe Ltd.	13,195	1,046,100
Philadelphia Consolidated Holding Corp.(b)	13,901	497,656
Phoenix Companies Inc. (The)	26,736	289,551
Platinum Underwriters Holdings Ltd.	13,916	469,665
PMI Group Inc. (The)	17,818	169,271
Principal Financial Group Inc.	61,463	3,663,809
ProAssurance Corp.(b)	7,177	414,113
Progressive Corp. (The)	153,363	2,846,417
Protective Life Corp.	16,218	644,503
Prudential Financial Inc.	106,495	8,984,983
Radian Group Inc.(a)	18,575	169,776
Reinsurance Group of America Inc.	6,713	389,153
RenaissanceRe Holdings Ltd.	15,558	886,650
RLI Corp.	4,619	260,512
Safeco Corp.	22,231	1,186,468
Selective Insurance Group Inc.	13,072	312,552
StanCorp Financial Group Inc.	11,661	573,838
Torchmark Corp.	21,714	1,325,857
Transatlantic Holdings Inc.	6,140	418,748
Travelers Companies Inc. (The)	151,860	7,304,466
Unitrin Inc.	10,876	447,547
Unum Group	84,529	1,912,046
W.R. Berkley Corp.	38,161	1,154,752
White Mountains Insurance Group Ltd.	1,840	892,400
Willis Group Holdings Ltd.	25,902	912,786
XL Capital Ltd. Class A	41,796	1,880,820
Zenith National Insurance Corp.	8,655	344,642

		141,291,093
REAL ESTATE—0.65%
Brookfield Properties Corp.	47,789	970,595
CB Richard Ellis Group Inc. Class A(b)	47,274	917,588
Forest City Enterprises Inc. Class A	15,100	601,735
Forestar Real Estate Group Inc.(b)	7,641	174,520
Jones Lang LaSalle Inc.	8,793	684,095
St. Joe Co. (The)(a)	17,800	690,996

		4,039,529
REAL ESTATE INVESTMENT TRUSTS—9.88%
Alexandria Real Estate Equities Inc.	7,477	734,466
AMB Property Corp.	22,961	1,161,827
American Financial Realty Trust	29,878	245,896
Annaly Capital Management Inc.	94,619	1,865,887
Apartment Investment and Management Co. Class A	22,545	893,684
AvalonBay Communities Inc.	18,759	1,762,408
BioMed Realty Trust Inc.	14,691	339,068
Boston Properties Inc.	27,939	2,568,153
Brandywine Realty Trust	20,283	382,335
BRE Properties Inc. Class A	11,895	518,503
Camden Property Trust	13,132	648,064
CapitalSource Inc.	36,197	593,993
CBL & Associates Properties Inc.	15,451	410,688
Colonial Properties Trust	10,737	264,560
Corporate Office Properties Trust	10,886	348,679
Cousins Properties Inc.	9,673	257,302
DCT Industrial Trust Inc.	39,151	370,760

Developers Diversified Realty Corp.	29,053	1,195,531
DiamondRock Hospitality Co.	22,239	292,443
Digital Realty Trust Inc.	13,988	499,791
Douglas Emmett Inc.	22,518	514,536
Duke Realty Corp.	34,198	808,441
Entertainment Properties Trust	6,953	344,174
Equity Lifestyle Properties Inc.	5,214	227,695
Equity Residential	63,682	2,382,344
Essex Property Trust Inc.	6,030	624,768
Federal Realty Investment Trust	13,089	965,968
FelCor Lodging Trust Inc.	15,331	207,122
First Industrial Realty Trust Inc.	10,515	366,237
Franklin Street Properties Corp.	14,434	207,128
General Growth Properties Inc.	54,232	1,980,553
HCP Inc.	50,937	1,548,994
Health Care REIT Inc.	19,949	855,613
Healthcare Realty Trust Inc.	11,957	308,849
Highwoods Properties Inc.	13,605	407,198
Home Properties Inc.	8,223	394,622
Hospitality Properties Trust	22,164	752,468
Host Hotels & Resorts Inc.	121,066	2,026,645
HRPT Properties Trust	53,558	425,786
iStar Financial Inc.	29,832	795,918
Kilroy Realty Corp.	7,502	367,823
Kimco Realty Corp.	51,909	1,858,861
LaSalle Hotel Properties	9,660	264,781
Lexington Realty Trust	13,529	202,259
Liberty Property Trust	21,240	682,016
Macerich Co. (The)	17,132	1,171,315
Mack-Cali Realty Corp.	16,377	581,711
Maguire Properties Inc.(a)	9,153	252,440
Mid-America Apartment Communities Inc.	5,893	269,958
National Retail Properties Inc.	16,800	381,696
Nationwide Health Properties Inc.	21,872	690,280
Newcastle Investment Corp.(a)	12,278	153,475
Pennsylvania Real Estate Investment Trust	8,768	233,667
Post Properties Inc.	10,078	425,997
ProLogis	60,029	3,562,721
Public Storage	30,359	2,375,592
RAIT Financial Trust(a)	15,553	144,021
Realty Income Corp.	23,461	571,979
Redwood Trust Inc.(a)	6,453	267,864
Regency Centers Corp.	16,084	988,040
Senior Housing Properties Trust	19,415	434,702
Simon Property Group Inc.	52,669	4,707,555
SL Green Realty Corp.	13,747	1,275,859
Strategic Hotels & Resorts Inc.	17,784	255,200
Sunstone Hotel Investors Inc.	14,114	234,857
Taubman Centers Inc.	12,467	625,220
Thornburg Mortgage Inc.(a)	32,632	365,478
UDR Inc.	31,592	721,245
Ventas Inc.	31,046	1,372,233
Vornado Realty Trust	33,300	3,010,320
Washington Real Estate Investment Trust	10,862	341,719
Weingarten Realty Investors	18,699	628,660

		60,918,641
SAVINGS & LOANS—1.88%
Anchor BanCorp Wisconsin Inc.	5,127	128,175
Astoria Financial Corp.	20,602	559,962
Dime Community Bancshares Inc.	8,480	127,454
Downey Financial Corp.(a)	5,208	179,676
First Niagara Financial Group Inc.	24,854	316,143

FirstFed Financial Corp.(a)(b)	3,563	149,468
Guaranty Financial Group Inc.(b)	7,641	106,210
Hudson City Bancorp Inc.	114,373	1,873,430
New York Community Bancorp Inc.	76,142	1,412,434
NewAlliance Bancshares Inc.	24,592	302,482
People’s United Financial Inc.	39,676	670,128
PFF Bancorp Inc.	4,488	56,145
Provident Financial Services Inc.	14,563	200,241
Sovereign Bancorp Inc.	76,891	958,831
Washington Federal Inc.	20,079	490,329
Washington Mutual Inc.	203,733	4,058,361

		11,589,469
SOFTWARE—0.71%
MasterCard Inc. Class A	16,251	3,363,957
MoneyGram International Inc.	19,521	104,242
SEI Investments Co.	33,429	925,983

		4,394,182

TOTAL COMMON STOCKS
(Cost: $698,009,664)		615,245,636

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.66%

MONEY MARKET FUNDS—0.66%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	320,480	320,480
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	3,758,478	3,758,478

		4,078,958

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,078,958)		4,078,958

TOTAL INVESTMENTS IN SECURITIES—100.49%
(Cost: $702,088,622)		619,324,594
Other Assets, Less Liabilities—(0.49)%		(3,036,637)

NET ASSETS—100.00%		$616,287,957

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.79%

BANKS—45.35%
Alabama National BanCorporation	3,410	$266,832
AMCORE Financial Inc.	3,790	84,024
Associated Banc-Corp	21,425	603,756
BancorpSouth Inc.	13,924	341,416
Bank of America Corp.	808,998	35,879,061
Bank of Hawaii Corp.	8,926	449,603
Bank of New York Mellon Corp. (The)	204,790	9,549,358
BB&T Corp.	99,191	3,598,649
BOK Financial Corp.	4,034	219,772
Cathay General Bancorp	8,982	232,903
Citizens Republic Bancorp Inc.	13,635	192,799
City National Corp.	7,131	405,611
Colonial BancGroup Inc. (The)	27,706	434,984
Comerica Inc.	27,159	1,184,676
Commerce Bancorp Inc.	34,700	1,322,417
Commerce Bancshares Inc.	12,200	541,802
Cullen/Frost Bankers Inc.	10,502	571,729
Discover Financial Services LLC	78,421	1,372,368
East West Bancorp Inc.	11,335	272,720
F.N.B. Corp. (Pennsylvania)	10,812	168,343
Fifth Third Bancorp	88,047	2,386,074
First BanCorp (Puerto Rico)	13,873	132,626
First Community Bancorp	4,872	173,102
First Horizon National Corp.(a)	22,611	489,980
First Midwest Bancorp Inc.	8,716	271,939
FirstMerit Corp.	13,425	300,317
Fremont General Corp.(a)(b)	12,484	41,197
Frontier Financial Corp.	7,929	161,434
Fulton Financial Corp.	31,148	392,776
Hancock Holding Co.	4,774	198,121
Huntington Bancshares Inc.	65,934	886,812
International Bancshares Corp.	9,730	201,800
KeyCorp	66,226	1,731,810
M&T Bank Corp.	13,724	1,259,451
Marshall & Ilsley Corp.	45,035	1,256,477
National City Corp.	102,240	1,818,850
Northern Trust Corp.	34,988	2,566,720
Old National Bancorp	12,007	201,718
Pacific Capital Bancorp	8,467	182,041
Park National Corp.(a)	2,104	151,488
PNC Financial Services Group Inc. (The)	61,103	4,009,579
Popular Inc.	45,845	619,824
Prosperity Bancshares Inc.	7,816	224,710
Provident Bankshares Corp.	5,773	119,674
Regions Financial Corp.	125,028	3,155,707
South Financial Group Inc. (The)	13,133	226,938
State Street Corp.	69,459	5,703,973
Sterling Bancshares Inc.	13,213	132,526
Sterling Financial Corp. (Washington)	9,132	162,458

SunTrust Banks Inc.	62,823	4,331,646
Susquehanna Bancshares Inc.	15,984	339,180
SVB Financial Group(a)(b)	5,953	288,125
Synovus Financial Corp.	49,333	651,689
TCF Financial Corp.	21,590	458,788
TrustCo Bank Corp. NY	13,326	137,258
Trustmark Corp.	9,044	208,102
U.S. Bancorp	310,497	10,541,373
UCBH Holdings Inc.	18,653	263,380
Umpqua Holdings Corp.	10,795	177,038
UnionBanCal Corp.	9,581	470,044
United Bancshares Inc.	7,741	248,951
United Community Banks Inc.	8,564	165,371
Valley National Bancorp	21,843	442,321
W Holding Co. Inc.(a)	22,812	33,077
Wachovia Corp.	357,067	13,900,618
Webster Financial Corp.	9,798	331,858
Wells Fargo & Co.	574,333	19,533,065
Westamerica Bancorporation	5,311	263,001
Whitney Holding Corp.	12,180	326,911
Wilmington Trust Corp.	12,273	427,960
Wintrust Financial Corp.	4,217	160,415
Zions Bancorporation	19,233	1,052,814

		141,605,930
COMMERCIAL SERVICES—0.73%
Equifax Inc.	23,727	880,034
Moody’s Corp.	39,517	1,382,700

		2,262,734
DIVERSIFIED FINANCIAL SERVICES—49.40%
Affiliated Managers Group Inc.(a)(b)	5,362	527,138
American Express Co.	186,415	9,193,988
AmeriCredit Corp.(a)(b)	20,601	274,199
Ameriprise Financial Inc.	41,701	2,306,482
Bear Stearns Companies Inc. (The)	19,429	1,754,439
BlackRock Inc.	3,521	778,493
Capital One Financial Corp.	74,748	4,096,938
Charles Schwab Corp. (The)	169,339	3,776,260
CIT Group Inc.	34,112	953,772
Citigroup Inc.	927,031	26,160,815
CME Group Inc.	9,576	5,926,586
CompuCredit Corp.(a)(b)	5,773	84,863
Countrywide Financial Corp.(a)	103,690	721,682
E*TRADE Financial Corp.(a)(b)	76,906	382,223
Eaton Vance Corp.	22,173	826,388
Federal Home Loan Mortgage Corp.	118,928	3,614,222
Federal National Mortgage Association	175,925	5,956,821
Federated Investors Inc. Class B	17,252	734,418
First Marblehead Corp. (The)(a)	10,873	178,752
Franklin Resources Inc.	29,908	3,117,311
Goldman Sachs Group Inc. (The)	64,749	12,999,657
IndyMac Bancorp Inc.(a)	14,392	117,583
IntercontinentalExchange Inc.(b)	12,408	1,736,624
Investment Technology Group Inc.(b)	8,007	376,089
Janus Capital Group Inc.	30,660	828,127
Jefferies Group Inc.	19,423	392,733
JPMorgan Chase & Co.	608,645	28,941,070
Knight Capital Group Inc. Class A(b)	17,940	300,495
LaBranche & Co. Inc.(b)	10,330	58,984
Lazard Ltd. Class A	9,275	366,548
Legg Mason Inc.	23,585	1,698,120
Lehman Brothers Holdings Inc.	95,793	6,147,037

Merrill Lynch & Co. Inc.	145,613	8,212,573
MF Global Ltd.(b)	17,517	526,386
Morgan Stanley	173,628	8,582,432
NASDAQ Stock Market Inc. (The)(b)	19,189	887,875
National Financial Partners Corp.	6,968	251,545
NYMEX Holdings Inc.	11,125	1,279,375
NYSE Euronext Inc.	34,315	2,698,875
Piper Jaffray Companies(b)	3,344	158,439
Raymond James Financial Inc.	17,297	485,873
SLM Corp.	92,558	2,013,137
SWS Group Inc.	4,973	76,336
T. Rowe Price Group Inc.	47,531	2,404,593
TD Ameritrade Holding Corp.(b)	43,436	814,859
Waddell & Reed Financial Inc. Class A	15,081	500,388

		154,221,543
INSURANCE—0.42%
Fidelity National Financial Inc.	38,818	764,326
MGIC Investment Corp.(a)	14,706	272,061
PMI Group Inc. (The)	14,604	138,738
Radian Group Inc.(a)	14,424	131,835

		1,306,960
SAVINGS & LOANS—2.82%
Anchor BanCorp Wisconsin Inc.	3,458	86,450
Astoria Financial Corp.	15,965	433,929
Dime Community Bancshares Inc.	5,655	84,995
Downey Financial Corp.(a)	3,715	128,168
First Niagara Financial Group Inc.	18,970	241,298
FirstFed Financial Corp.(a)(b)	2,456	103,029
Guaranty Financial Group Inc.(b)	5,867	81,551
Hudson City Bancorp Inc.	86,653	1,419,376
New York Community Bancorp Inc.	58,214	1,079,870
NewAlliance Bancshares Inc.	19,078	234,659
People’s United Financial Inc.	30,358	512,747
PFF Bancorp Inc.(a)	3,645	45,599
Provident Financial Services Inc.	10,394	142,918
Sovereign Bancorp Inc.	59,510	742,090
Washington Federal Inc.	15,550	379,731
Washington Mutual Inc.	155,511	3,097,779

		8,814,189
SOFTWARE—1.07%
MasterCard Inc. Class A	12,393	2,565,351
MoneyGram International Inc.(a)	15,100	80,634
SEI Investments Co.	25,502	706,405

		3,352,390

TOTAL COMMON STOCKS
(Cost: $353,961,916)		311,563,746

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.47%

MONEY MARKET FUNDS—0.47%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	169,609	169,609

BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	1,290,883	1,290,883

		1,460,492

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,460,492)		1,460,492

TOTAL INVESTMENTS IN SECURITIES—100.26%
(Cost: $355,422,408)		313,024,238
Other Assets, Less Liabilities—(0.26)%		(799,412)

NET ASSETS—100.00%		$312,224,826

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.94%

BUILDING - MAINTENANCE & SERVICE—0.55%
Healthcare Services Group Inc.	51,964	$1,260,647

		1,260,647
COMMERCIAL SERVICES—0.44%
HMS Holdings Corp.(a)	31,643	999,919

		999,919
DIALYSIS CENTERS—2.32%
DaVita Inc.(a)	99,189	5,291,733

		5,291,733
HEALTH CARE COST CONTAINMENT/MANAGEMENT—0.64%
HealthSpring Inc.(a)	70,867	1,466,238

		1,466,238
LIFE/HEALTH INSURANCE—4.68%
CIGNA Corp.	217,233	10,679,174

		10,679,174
MEDICAL - HMO—50.37%
Aetna Inc.	336,652	17,930,086
AMERIGROUP Corp.(a)	60,689	2,277,051
Centene Corp.(a)	55,276	1,323,307
Coventry Health Care Inc.(a)	134,155	7,590,490
Health Net Inc.(a)	105,204	4,890,934
Humana Inc.(a)	134,521	10,802,036
Magellan Health Services Inc.(a)	45,902	2,007,753
Molina Healthcare Inc.(a)	20,396	695,708
Sierra Health Services Inc.(a)	57,889	2,488,069
UnitedHealth Group Inc.	706,939	35,940,779
WellCare Health Plans Inc.(a)	49,111	2,307,726
WellPoint Inc.(a)	340,946	26,661,977

		114,915,916
MEDICAL - HOSPITALS—5.07%
Community Health Systems Inc.(a)	99,489	3,193,597
Health Management Associates Inc. Class A	295,244	1,591,365
LifePoint Hospitals Inc.(a)(b)	67,833	1,831,491
Tenet Healthcare Corp.(a)	523,957	2,321,129
Universal Health Services Inc. Class B	55,501	2,615,762

		11,553,344
MEDICAL - NURSING HOMES—1.20%
Assisted Living Concepts Inc.(a)	89,224	587,986
Kindred Healthcare Inc.(a)	44,024	1,212,421
Sun Healthcare Group Inc.(a)	54,220	934,211

		2,734,618

MEDICAL - OUTPATIENT/HOME MEDICAL CARE—3.73%
Amedisys Inc.(a)	32,882	1,401,760
AmSurg Corp.(a)	42,046	1,083,105
Apria Healthcare Group Inc.(a)	56,003	1,188,384
Gentiva Health Services Inc.(a)	38,485	711,203
Lincare Holdings Inc.(a)	85,601	2,859,929
Odyssey Healthcare Inc.(a)	52,415	461,776
Res-Care Inc.(a)	35,948	804,157

		8,510,314
MEDICAL LABS & TESTING SERVICES—8.29%
Covance Inc.(a)	60,263	5,011,471
Laboratory Corp. of America Holdings(a)	99,896	7,380,316
Quest Diagnostics Inc.	132,368	6,528,390

		18,920,177
MEDICAL LASER SYSTEMS—0.22%
LCA-Vision Inc.	30,362	501,277

		501,277
PHARMACY SERVICES—13.46%
Express Scripts Inc.(a)	165,858	11,193,756
HealthExtras Inc.(a)	44,523	1,231,061
Medco Health Solutions Inc.(a)	365,126	18,285,510

		30,710,327
PHYSICAL THERAPY/REHAB CENTERS—1.54%
HealthSouth Corp.(a)(b)	94,341	1,605,684
Psychiatric Solutions Inc.(a)	63,364	1,911,692

		3,517,376
PHYSICIAN PRACTICE MANAGEMENT—2.95%
Healthways Inc.(a)	40,979	2,307,118
Matria Healthcare Inc.(a)	32,317	932,669
Pediatrix Medical Group Inc.(a)	51,278	3,491,519

		6,731,306
RESEARCH & DEVELOPMENT—3.28%
PAREXEL International Corp.(a)	35,121	1,910,934
Pharmaceutical Product Development Inc.	104,128	4,514,990
PharmaNet Development Group Inc.(a)	25,870	1,054,461

		7,480,385
RETIREMENT/AGED CARE—1.20%
Brookdale Senior Living Inc.	51,757	1,155,216
Sunrise Senior Living Inc.(a)	55,302	1,587,720

		2,742,936

TOTAL COMMON STOCKS
(Cost: $239,112,101)		228,015,687

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.77%

MONEY MARKET FUNDS—0.77%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	224,247	224,247

BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	1,545,748	1,545,748

		1,769,995

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,769,995)		1,769,995

TOTAL INVESTMENTS IN SECURITIES—100.71%
(Cost: $240,882,096)		229,785,682
Other Assets, Less Liabilities—(0.71)%		(1,624,531)

NET ASSETS—100.00%		$228,161,151

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.87%

BIOTECHNOLOGY—10.97%
Abraxis BioScience Inc.(a)	3,282	$196,099
Affymetrix Inc.(a)	38,450	771,307
Alexion Pharmaceuticals Inc.(a)	20,811	1,359,375
Amgen Inc.(a)	607,469	28,301,981
Biogen Idec Inc.(a)	163,997	9,995,617
Bio-Rad Laboratories Inc. Class A(a)	10,197	970,856
Celera Group(a)	44,256	678,002
Celgene Corp.(a)	215,697	12,102,759
Charles River Laboratories International Inc.(a)	37,945	2,356,384
Enzo Biochem Inc.(a)	20,768	193,973
Enzon Pharmaceuticals Inc.(a)	24,112	201,817
Genentech Inc.(a)	259,165	18,190,791
Genzyme Corp.(a)	146,109	11,415,496
Human Genome Sciences Inc.(a)	74,600	416,268
Illumina Inc.(a)	30,609	1,949,793
Incyte Corp.(a)	43,216	517,728
InterMune Inc.(a)(b)	17,027	285,543
Invitrogen Corp.(a)	25,858	2,215,255
Millennium Pharmaceuticals Inc.(a)	178,959	2,714,808
Millipore Corp.(a)	30,580	2,145,187
Myriad Genetics Inc.(a)	24,415	1,050,089
Nektar Therapeutics(a)(b)	51,212	365,142
PDL BioPharma Inc.(a)	65,323	975,272
Regeneron Pharmaceuticals Inc.(a)	35,558	721,116
Savient Pharmaceuticals Inc.(a)	29,576	572,296
Vertex Pharmaceuticals Inc.(a)	73,745	1,501,448

		102,164,402
COMMERCIAL SERVICES—0.36%
PAREXEL International Corp.(a)	15,649	851,462
Pharmaceutical Product Development Inc.	58,210	2,523,986

		3,375,448
DISTRIBUTION & WHOLESALE—0.10%
Owens & Minor Inc.	22,518	930,444

		930,444
ELECTRONICS—2.06%
Applied Biosystems Group	94,270	2,972,333
Thermo Fisher Scientific Inc.(a)	234,806	12,090,161
Varian Inc.(a)	17,134	929,519
Waters Corp.(a)	55,760	3,203,412

		19,195,425
HEALTH CARE - PRODUCTS—29.70%
Advanced Medical Optics Inc.(a)	33,210	698,406
Alcon Inc.	42,627	6,053,034
American Medical Systems Holdings Inc.(a)	40,049	572,300
ArthroCare Corp.(a)(b)	15,284	611,819

Baxter International Inc.	354,433	21,528,260
Beckman Coulter Inc.	34,989	2,326,768
Becton, Dickinson and Co.	128,581	11,126,114
Boston Scientific Corp.(a)	768,860	9,326,272
C.R. Bard Inc.	56,967	5,501,303
Cooper Companies Inc. (The)	24,857	978,869
Covidien Ltd.	276,313	12,331,849
Datascope Corp.	7,017	227,491
DENTSPLY International Inc.	79,394	3,279,766
Edwards Lifesciences Corp.(a)	32,633	1,509,929
Gen-Probe Inc.(a)	29,991	1,713,986
Haemonetics Corp.(a)	14,478	866,364
Henry Schein Inc.(a)	49,345	2,868,425
Hillenbrand Industries Inc.	32,435	1,677,538
Hologic Inc.(a)	70,077	4,510,156
IDEXX Laboratories Inc.(a)	34,449	1,941,890
Immucor Inc.(a)	38,963	1,123,693
Intuitive Surgical Inc.(a)	21,361	5,425,694
Invacare Corp.	17,254	419,962
Inverness Medical Innovations Inc.(a)	41,290	1,860,114
Johnson & Johnson	1,599,619	101,191,898
Kinetic Concepts Inc.(a)(b)	29,820	1,484,440
Medtronic Inc.	637,145	29,671,843
Mentor Corp.(b)	18,892	654,041
Patterson Companies Inc.(a)	72,062	2,308,866
PSS World Medical Inc.(a)	37,029	640,231
ResMed Inc.(a)	43,101	2,007,645
Respironics Inc.(a)	40,648	2,662,850
St. Jude Medical Inc.(a)	190,417	7,713,793
Steris Corp.	35,801	887,149
Stryker Corp.	175,353	11,743,390
TECHNE Corp.(a)	21,945	1,426,425
Varian Medical Systems Inc.(a)	70,315	3,655,677
Ventana Medical Systems Inc.(a)	19,500	1,736,475
Zimmer Holdings Inc.(a)	133,396	10,440,905

		276,705,630
HEALTH CARE - SERVICES—13.49%
Aetna Inc.	279,673	14,895,384
AMERIGROUP Corp.(a)	29,233	1,096,822
Apria Healthcare Group Inc.(a)	24,069	510,744
Brookdale Senior Living Inc.	23,155	516,820
Centene Corp.(a)	24,216	579,731
Community Health Systems Inc.(a)	53,606	1,720,753
Covance Inc.(a)	35,610	2,961,328
Coventry Health Care Inc.(a)	87,235	4,935,756
DaVita Inc.(a)	59,700	3,184,995
Health Management Associates Inc. Class A	135,226	728,868
Health Net Inc.(a)	61,900	2,877,731
HealthSouth Corp.(a)	44,291	753,833
Healthways Inc.(a)	19,861	1,118,174
Humana Inc.(a)	92,899	7,459,790
Laboratory Corp. of America Holdings(a)	64,427	4,759,867
LifePoint Hospitals Inc.(a)(b)	32,120	867,240
Lincare Holdings Inc.(a)	45,217	1,510,700
Magellan Health Services Inc.(a)	21,873	956,725
Odyssey Healthcare Inc.(a)	18,132	159,743
Pediatrix Medical Group Inc.(a)	27,043	1,841,358
Psychiatric Solutions Inc.(a)	30,272	913,306
Quest Diagnostics Inc.	83,918	4,138,836
Sierra Health Services Inc.(a)	28,552	1,227,165
Sunrise Senior Living Inc.(a)	24,448	701,902
Tenet Healthcare Corp.(a)	263,334	1,166,570

UnitedHealth Group Inc.	722,219	36,717,614
Universal Health Services Inc. Class B	28,158	1,327,087
WellCare Health Plans Inc.(a)	23,241	1,092,095
WellPoint Inc.(a)	319,303	24,969,495

		125,690,432
INSURANCE—0.82%
CIGNA Corp.	156,057	7,671,762

		7,671,762
PHARMACEUTICALS—42.37%
Abbott Laboratories	860,029	48,419,633
Alkermes Inc.(a)	56,725	755,577
Allergan Inc.	168,968	11,352,960
Alpharma Inc. Class A(a)	24,309	498,821
Amylin Pharmaceuticals Inc.(a)(b)	75,482	2,238,041
APP Pharmaceuticals Inc.(a)	13,126	137,953
Barr Pharmaceuticals Inc.(a)	59,987	3,130,722
BioMarin Pharmaceutical Inc.(a)	53,501	1,982,747
Bristol-Myers Squibb Co.	1,099,983	25,508,606
Cephalon Inc.(a)	37,370	2,452,593
Cubist Pharmaceuticals Inc.(a)(b)	30,747	522,392
CV Therapeutics Inc.(a)	31,247	261,850
Eli Lilly and Co.	540,487	27,845,890
Endo Pharmaceuticals Holdings Inc.(a)	74,500	1,947,430
Express Scripts Inc.(a)	119,104	8,038,329
Forest Laboratories Inc.(a)	174,241	6,929,565
Gilead Sciences Inc.(a)	520,067	23,761,861
Hospira Inc.(a)	87,204	3,584,956
ImClone Systems Inc.(a)	34,257	1,489,152
King Pharmaceuticals Inc.(a)	134,851	1,414,587
Medarex Inc.(a)	70,073	700,029
Medco Health Solutions Inc.(a)	298,957	14,971,767
Medicines Co. (The)(a)	28,994	496,377
Medicis Pharmaceutical Corp. Class A	31,130	632,250
Merck & Co. Inc.	1,216,387	56,294,390
Mylan Inc.	169,309	2,524,397
Neurocrine Biosciences Inc.(a)	21,049	113,454
Noven Pharmaceuticals Inc.(a)	13,716	184,206
Onyx Pharmaceuticals Inc.(a)	30,479	1,448,667
OSI Pharmaceuticals Inc.(a)	32,364	1,290,676
Par Pharmaceutical Companies Inc.(a)	19,588	375,698
Perrigo Co.	43,550	1,343,082
Pfizer Inc.	3,817,631	89,294,389
PharMerica Corp.(a)	15,914	236,164
Schering-Plough Corp.	905,381	17,718,306
Sepracor Inc.(a)	62,277	1,758,702
Theravance Inc.(a)	28,787	567,968
United Therapeutics Corp.(a)	10,980	922,100
Valeant Pharmaceuticals International(a)	43,983	497,888
Watson Pharmaceuticals Inc.(a)	57,213	1,493,831
Wyeth	745,756	29,681,089

		394,819,095

TOTAL COMMON STOCKS
(Cost: $1,010,250,628)		930,552,638

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.51%

MONEY MARKET FUNDS—0.51%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	885,794	885,794
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	3,909,370	3,909,370

		4,795,164

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,795,164)		4,795,164

TOTAL INVESTMENTS IN SECURITIES—100.38%
(Cost: $1,015,045,792)		935,347,802
Other Assets, Less Liabilities—(0.38)%		(3,568,465)

NET ASSETS—100.00%		$931,779,337

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.94%

BUILDING - MOBIL HOME/MANUFACTURED HOUSING & RV—13.89%
Cavco Industries Inc.(a)(b)	337,596	$11,096,781
Champion Enterprises Inc.(a)(c)	1,384,363	13,525,227
Palm Harbor Homes Inc.(a)(c)	1,003,501	7,516,222
Skyline Corp.	350,502	10,210,123

		42,348,353
BUILDING - RESIDENTIAL/COMMERCIAL—86.05%
Beazer Homes USA Inc.(c)	1,402,812	12,232,521
Brookfield Homes Corp.(c)	735,162	12,460,996
Centex Corp.	571,913	15,887,743
D.R. Horton Inc.	1,073,728	18,521,808
Hovnanian Enterprises Inc. Class A(a)(c)	1,429,144	14,134,234
KB Home	601,325	16,536,437
Lennar Corp. Class A	735,889	15,159,313
Levitt Corp. Class A(b)	4,941,217	11,562,448
M.D.C. Holdings Inc.	351,389	16,258,769
M/I Homes Inc.(b)(c)	957,350	14,283,662
Meritage Homes Corp.(a)(c)	809,543	12,993,165
NVR Inc.(a)(c)	26,761	16,899,572
Pulte Homes Inc.	1,340,857	21,909,603
Ryland Group Inc.	444,945	14,999,096
Standard-Pacific Corp.(c)	3,508,049	13,365,667
Toll Brothers Inc.(a)(c)	688,068	16,018,223
WCI Communities Inc.(a)(b)(c)	3,182,566	19,254,524

		262,477,781

TOTAL COMMON STOCKS
(Cost: $322,308,969)		304,826,134

Security	Shares	Value

SHORT-TERM INVESTMENTS—24.96%

MONEY MARKET FUNDS—24.96%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(b)(d)	325,024	325,024
BGI Cash Premier Fund LLC
4.26%(b)(d)(e)	75,816,199	75,816,199

		76,141,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,141,223)		76,141,223

TOTAL INVESTMENTS IN SECURITIES—124.90%
(Cost: $398,450,192)	380,967,357
Other Assets, Less Liabilities—(24.90)%	(75,951,982)

NET ASSETS—100.00%	$305,015,375

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.89%

AEROSPACE & DEFENSE—15.33%
AAR Corp.(a)	6,768	$199,385
Alliant Techsystems Inc.(a)(b)	5,725	605,991
BE Aerospace Inc.(a)	15,887	613,397
Boeing Co. (The)	118,708	9,874,131
Curtiss-Wright Corp.	7,357	306,787
DRS Technologies Inc.	7,054	378,588
Esterline Technologies Corp.(a)	4,874	227,080
General Dynamics Corp.	57,522	4,858,308
Goodrich Corp.	21,481	1,343,637
Kaman Corp.	4,230	124,954
L-3 Communications Holdings Inc.	21,462	2,378,633
Lockheed Martin Corp.	56,326	6,078,702
Moog Inc. Class A(a)	6,300	290,052
Northrop Grumman Corp.	53,933	4,280,123
Orbital Sciences Corp.(a)	10,117	235,726
Raytheon Co.	73,642	4,797,040
Rockwell Collins Inc.	27,958	1,766,946
Spirit AeroSystems Holdings Inc. Class A(a)	17,290	477,550
Teledyne Technologies Inc.(a)	5,453	281,538
United Technologies Corp.	157,534	11,564,571

		50,683,139
AUTO MANUFACTURERS—1.08%
Oshkosh Truck Corp.	12,558	574,654
PACCAR Inc.	63,049	2,958,259
Wabash National Corp.	5,200	47,788

		3,580,701
BUILDING MATERIALS—1.70%
Eagle Materials Inc.	7,374	278,000
Lennox International Inc.	10,674	396,646
Martin Marietta Materials Inc.	7,117	873,398
Masco Corp.	63,842	1,463,897
NCI Building Systems Inc.(a)	3,337	95,972
Owens Corning(a)(b)	14,584	317,056
Simpson Manufacturing Co. Inc.(b)	6,307	173,758
Texas Industries Inc.	4,500	255,015
Trane Inc.	29,397	1,316,398
USG Corp.(a)(b)	12,688	464,381

		5,634,521
CHEMICALS—0.31%
Sherwin-Williams Co. (The)	18,151	1,038,419

		1,038,419
COMMERCIAL SERVICES—5.26%
Accenture Ltd.	102,844	3,560,459
Administaff Inc.	4,102	123,101
Alliance Data Systems Corp.(a)	13,259	670,508

BearingPoint Inc.(a)	33,103	64,882
Bowne & Co. Inc.	4,898	60,245
ChoicePoint Inc.(a)	12,223	406,904
Convergys Corp.(a)	22,759	352,992
Corporate Executive Board Co. (The)	6,368	366,478
Corrections Corp. of America(a)	21,101	560,021
Deluxe Corp.	8,596	209,055
Forrester Research Inc.(a)	2,467	59,208
FTI Consulting Inc.(a)	8,163	451,496
Hewitt Associates Inc. Class A(a)(b)	16,944	629,808
Iron Mountain Inc.(a)	31,031	1,067,156
Manpower Inc.	13,968	785,840
Monster Worldwide Inc.(a)(b)	19,486	542,685
MPS Group Inc.(a)	16,862	169,463
Navigant Consulting Inc.(a)	8,688	102,866
PHH Corp.(a)	8,912	167,456
Quanta Services Inc.(a)	28,560	626,035
R.R. Donnelley & Sons Co.	37,115	1,294,942
Resources Connection Inc.	9,093	190,316
Robert Half International Inc.	27,784	771,840
Spherion Corp.(a)	9,137	61,035
TeleTech Holdings Inc.(a)	6,581	129,843
TrueBlue Inc.(a)(b)	8,236	117,528
United Rentals Inc.(a)	13,275	242,269
Viad Corp.	3,280	87,740
VistaPrint Ltd.(a)	7,105	264,377
Watson Wyatt Worldwide Inc.	7,554	371,279
Western Union Co.	128,581	2,880,214

		17,388,041
COMPUTERS—0.24%
Affiliated Computer Services Inc. Class A(a)	15,994	779,708

		779,708
DISTRIBUTION & WHOLESALE—0.79%
Fastenal Co.	24,022	970,729
United Stationers Inc.(a)	4,587	253,478
W.W. Grainger Inc.	11,502	915,214
Watsco Inc.	3,953	145,787
WESCO International Inc.(a)	7,518	317,560

		2,602,768
ELECTRIC—0.23%
MDU Resources Group Inc.	29,010	751,939

		751,939
ELECTRICAL COMPONENTS & EQUIPMENT—3.06%
AMETEK Inc.	18,273	804,743
Belden Inc.	7,455	315,347
Emerson Electric Co.	136,094	6,919,019
Energy Conversion Devices Inc.(a)(b)	6,612	152,605
General Cable Corp.(a)(b)	8,974	520,582
GrafTech International Ltd.(a)	18,265	274,888
Hubbell Inc. Class B	8,642	412,051
Littelfuse Inc.(a)	3,758	114,206
Molex Inc.	11,144	267,902
Molex Inc. Class A	12,659	294,828
Power-One Inc.(a)	12,042	27,576

		10,103,747
ELECTRONICS—4.90%
Agilent Technologies Inc.(a)	66,323	2,249,013

Amphenol Corp. Class A	30,874	1,233,108
Arrow Electronics Inc.(a)	21,339	730,221
Avnet Inc.(a)	25,500	908,055
AVX Corp.	8,482	110,520
Benchmark Electronics Inc.(a)	11,850	210,338
Brady Corp. Class A	8,256	250,735
Checkpoint Systems Inc.(a)	6,647	157,933
CTS Corp.	5,828	61,777
Dionex Corp.(a)	3,232	226,563
Electro Scientific Industries Inc.(a)	4,598	75,591
Flextronics International Ltd.(a)	141,403	1,654,415
FLIR Systems Inc.(a)	22,704	687,477
Itron Inc.(a)(b)	5,336	439,686
Jabil Circuit Inc.	31,763	420,860
KEMET Corp.(a)	13,942	72,638
Methode Electronics Inc.	6,132	74,320
Mettler-Toledo International Inc.(a)	6,180	613,674
National Instruments Corp.	10,447	280,606
Orbotech Ltd.(a)	5,755	98,641
Park Electrochemical Corp.	3,018	71,466
PerkinElmer Inc.	20,248	503,973
Plexus Corp.(a)	7,625	172,249
Sanmina-SCI Corp.(a)	88,554	139,030
Taser International Inc.(a)(b)	10,338	118,784
Technitrol Inc.	6,780	153,635
Thomas & Betts Corp.(a)	10,182	460,736
Trimble Navigation Ltd.(a)	20,257	535,798
Tyco Electronics Ltd.	84,567	2,859,210
Vishay Intertechnology Inc.(a)	29,814	312,749
Woodward Governor Co.	4,960	311,389

		16,195,190
ENERGY - ALTERNATE SOURCES—0.30%
Covanta Holding Corp.(a)	18,480	469,207
Headwaters Inc.(a)(b)	6,875	77,481
SunPower Corp. Class A(a)(b)	6,342	438,169

		984,857
ENGINEERING & CONSTRUCTION—2.92%
EMCOR Group Inc.(a)	10,544	231,230
Fluor Corp.	15,176	1,846,464
Foster Wheeler Ltd.(a)	24,568	1,682,171
Granite Construction Inc.	5,697	216,885
Insituform Technologies Inc. Class A(a)	4,384	55,677
Jacobs Engineering Group Inc.(a)	20,482	1,565,644
KBR Inc.(a)	28,904	913,077
McDermott International Inc.(a)	38,752	1,828,319
Shaw Group Inc. (The)(a)	13,024	735,856
URS Corp.(a)	13,507	592,957

		9,668,280
ENVIRONMENTAL CONTROL—1.90%
Allied Waste Industries Inc.(a)	47,941	472,219
Mine Safety Appliances Co.	3,650	162,900
Nalco Holding Co.	25,388	531,625
Republic Services Inc.	28,451	853,530
Stericycle Inc.(a)	15,024	890,322
Tetra Tech Inc.(a)	9,597	188,965
Waste Connections Inc.(a)	11,914	347,412
Waste Management Inc.	87,004	2,822,410

		6,269,383

FOREST PRODUCTS & PAPER—0.57%
Louisiana-Pacific Corp.	17,338	264,751
MeadWestvaco Corp.	31,316	876,848
Smurfit-Stone Container Corp.(a)	43,578	413,555
Temple-Inland Inc.	16,751	314,081

		1,869,235
HAND & MACHINE TOOLS—0.38%
Baldor Electric Co.	6,936	210,022
Kennametal Inc.	12,960	396,965
Lincoln Electric Holdings Inc.	7,072	435,989
Regal Beloit Corp.	5,313	201,469

		1,244,445
HEALTH CARE - PRODUCTS—0.06%
West Pharmaceutical Services Inc.	5,479	214,229

		214,229
HOLDING COMPANIES - DIVERSIFIED—0.12%
Walter Industries Inc.	9,298	389,772

		389,772
HOUSEHOLD PRODUCTS & WARES—0.56%
Fortune Brands Inc.	26,336	1,841,413

		1,841,413
HOUSEWARES—0.10%
Toro Co. (The)	6,843	337,634

		337,634
INTERNET—0.10%
HLTH Corp.(a)	30,647	342,940

		342,940
MACHINERY—7.59%
AGCO Corp.(a)	15,677	944,069
Albany International Corp. Class A	4,295	150,368
Astec Industries Inc.(a)	2,755	85,047
Bucyrus International Inc. Class A	6,341	587,874
Caterpillar Inc.	110,957	7,893,481
Cognex Corp.	6,720	102,816
Cummins Inc.	31,365	1,514,302
Deere & Co.	75,631	6,637,377
Flowserve Corp.	9,747	800,424
Gardner Denver Inc.(a)	8,624	279,763
Graco Inc.	11,128	380,800
IDEX Corp.	14,012	437,595
Joy Global Inc.	18,672	1,177,270
Manitowoc Co. Inc. (The)	22,155	844,549
Nordson Corp.	5,058	252,293
Rockwell Automation Inc.	23,023	1,312,771
Terex Corp.(a)	17,869	1,049,982
Wabtec Corp.	8,055	277,011
Zebra Technologies Corp. Class A(a)	11,558	354,946

		25,082,738
MANUFACTURING—33.07%
Actuant Corp. Class A	9,754	266,577
Acuity Brands Inc.	7,171	326,352
AptarGroup Inc.	11,164	421,106
Brink’s Co. (The)	6,935	420,469
Carlisle Companies Inc.	10,646	354,512
Ceradyne Inc.(a)	4,155	200,063
CLARCOR Inc.	8,541	320,373

Cooper Industries Ltd.	35,761	1,592,795
Crane Co.	8,673	354,466
Danaher Corp.	42,193	3,141,269
Donaldson Co. Inc.	11,725	491,278
Dover Corp.	34,336	1,385,801
Eaton Corp.	25,204	2,085,883
ESCO Technologies Inc.(a)	4,233	158,695
General Electric Co.	1,733,162	61,371,266
Harsco Corp.	14,420	820,786
Hexcel Corp.(a)	15,722	343,211
Honeywell International Inc.	117,627	6,948,227
Illinois Tool Works Inc.	79,956	4,029,782
Ingersoll-Rand Co. Ltd. Class A	46,698	1,845,505
ITT Industries Inc.	31,326	1,861,704
Pall Corp.	21,057	776,793
Parker Hannifin Corp.	28,861	1,951,292
Pentair Inc.	17,152	544,748
Roper Industries Inc.	15,080	843,274
SPX Corp.	8,997	905,098
Teleflex Inc.	6,735	398,173
Textron Inc.	42,749	2,396,081
3M Co.	113,273	9,022,194
Trinity Industries Inc.	14,243	403,362
Tyco International Ltd.	84,578	3,328,990

		109,310,125
METAL FABRICATE & HARDWARE—1.18%
Kaydon Corp.	4,638	202,634
Mueller Industries Inc.	6,073	170,044
Mueller Water Products Inc. Class B	14,917	127,988
Precision Castparts Corp.	23,461	2,669,862
Quanex Corp.	6,588	345,277
Timken Co. (The)	12,867	388,969

		3,904,774
MINING—0.39%
Vulcan Materials Co.	16,391	1,286,038

		1,286,038
PACKAGING & CONTAINERS—1.66%
Ball Corp.	17,540	804,911
Bemis Co. Inc.	17,391	472,687
Crown Holdings Inc.(a)	27,319	669,862
Owens-Illinois Inc.(a)	25,075	1,263,780
Packaging Corp. of America	16,080	389,779
Pactiv Corp.(a)	22,394	640,692
Sealed Air Corp.	28,079	734,266
Sonoco Products Co.	17,107	527,922

		5,503,899
RETAIL—0.14%
MSC Industrial Direct Co. Inc. Class A	8,363	343,468
World Fuel Services Corp.	4,700	124,362

		467,830
SEMICONDUCTORS—0.02%
Veeco Instruments Inc.(a)	4,882	69,129

		69,129
SOFTWARE—3.27%
Acxiom Corp.	12,124	128,636
Automatic Data Processing Inc.	90,956	3,690,085
Broadridge Financial Solutions Inc.	23,237	503,313

Fidelity National Information Services Inc.	33,154	1,407,387
Fiserv Inc.(a)	28,334	1,455,518
Global Payments Inc.	13,896	519,710
IMS Health Inc.	33,245	794,223
Metavante Technologies Inc.(a)	18,914	418,945
Paychex Inc.	57,936	1,895,666

		10,813,483
TELECOMMUNICATIONS—0.45%
Anixter International Inc.(a)	5,452	381,967
Black Box Corp.	2,826	93,993
CommScope Inc.(a)(b)	11,380	504,703
NeuStar Inc. Class A(a)	12,906	383,437
Newport Corp.(a)	6,425	67,463
Powerwave Technologies Inc.(a)(b)	18,411	69,962

		1,501,525
TEXTILES—0.28%
Cintas Corp.	23,626	775,405
G&K Services Inc. Class A	3,480	139,096

		914,501
TRANSPORTATION—11.84%
Alexander & Baldwin Inc.	7,558	344,947
American Commercial Lines Inc.(a)	6,340	128,448
Arkansas Best Corp.	3,819	117,587
Burlington Northern Santa Fe Corp.	53,422	4,622,071
C.H. Robinson Worldwide Inc.	28,928	1,606,661
Con-way Inc.	7,850	382,217
CSX Corp.	71,988	3,489,978
Expeditors International Washington Inc.	36,595	1,730,578
FedEx Corp.	48,802	4,562,011
Forward Air Corp.	5,049	156,519
General Maritime Corp.	4,391	109,072
Genesee & Wyoming Inc. Class A(a)	5,365	146,518
J.B. Hunt Transport Services Inc.	14,819	460,871
Kansas City Southern Industries Inc.(a)(b)	13,305	477,383
Kirby Corp.(a)	9,347	429,775
Landstar System Inc.	9,407	470,632
Norfolk Southern Corp.	66,297	3,605,894
Old Dominion Freight Line Inc.(a)	5,363	156,331
Overseas Shipholding Group Inc.	4,954	323,100
Pacer International Inc.	6,018	103,088
Ryder System Inc.	10,086	525,077
Teekay Corp.	7,098	335,735
Union Pacific Corp.	45,049	5,632,476
United Parcel Service Inc. Class B	117,130	8,569,231
UTi Worldwide Inc.	15,052	281,472
Werner Enterprises Inc.	9,182	187,037
YRC Worldwide Inc.(a)(b)	9,603	175,831

		39,130,540
TRUCKING & LEASING—0.09%
GATX Corp.	7,650	287,640

		287,640

TOTAL COMMON STOCKS
(Cost: $333,224,815)		330,192,583

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.38%

MONEY MARKET FUNDS—1.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	296,778	296,778
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	4,255,408	4,255,408

		4,552,186

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,552,186)		4,552,186

TOTAL INVESTMENTS IN SECURITIES—101.27%
(Cost: $337,777,001)		334,744,769
Other Assets, Less Liabilities—(1.27)%		(4,202,196)

NET ASSETS—100.00%		$330,542,573

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.83%

FINANCIAL GUARANTEE INSURANCE—0.87%
Ambac Financial Group Inc.(a)	8,710	$102,081
Assured Guaranty Ltd.	5,084	120,287
MBIA Inc.(a)	10,694	165,757

		388,125
INSURANCE BROKERS—1.65%
Arthur J. Gallagher & Co.	8,052	204,601
Brown & Brown Inc.	9,700	218,347
Erie Indemnity Co. Class A	3,835	194,166
Hilb Rogal & Hobbs Co.	3,159	114,293

		731,407
LIFE/HEALTH INSURANCE—23.58%
Aflac Inc.	39,911	2,447,742
American Equity Investment Life Holding Co.	4,666	38,588
Conseco Inc.(b)	16,187	194,891
Delphi Financial Group Inc. Class A	3,694	115,918
FBL Financial Group Inc. Class A	1,139	37,530
Lincoln National Corp.	22,366	1,215,816
National Western Life Insurance Co. Class A	203	38,121
Nationwide Financial Services Inc. Class A	4,475	197,661
Phoenix Companies Inc. (The)	9,348	101,239
Presidential Life Corp.	1,910	35,029
Principal Financial Group Inc.	21,500	1,281,615
Protective Life Corp.	5,952	236,532
Prudential Financial Inc.	36,632	3,090,642
StanCorp Financial Group Inc.	4,242	208,749
Torchmark Corp.	7,814	477,123
Universal American Corp.(b)	3,827	80,099
Unum Group	30,141	681,789

		10,479,084
MULTI-LINE INSURANCE—52.86%
ACE Ltd.	26,668	1,555,811
Alfa Corp.	3,231	70,727
Allstate Corp. (The)	46,414	2,286,818
American Financial Group Inc.	5,853	162,304
American International Group Inc.	173,003	9,542,845
American National Insurance Co.	1,355	169,931
Assurant Inc.	8,273	536,835
Cincinnati Financial Corp.	12,993	500,750
CNA Financial Corp.	2,563	87,116
Genworth Financial Inc. Class A	36,439	886,925
Hanover Insurance Group Inc. (The)	4,375	199,281
Hartford Financial Services Group Inc. (The)	25,753	2,080,070
HCC Insurance Holdings Inc.	9,560	266,342
Horace Mann Educators Corp.	3,730	68,520
Loews Corp.	36,667	1,711,982
MetLife Inc.	36,866	2,173,988

Old Republic International Corp.	19,702	294,151
United Fire & Casualty Co.	1,904	63,556
Unitrin Inc.	4,049	166,616
XL Capital Ltd. Class A	14,869	669,105

		23,493,673
PROPERTY/CASUALTY INSURANCE—20.31%
Alleghany Corp.(b)	449	169,722
Arch Capital Group Ltd.(b)	3,928	276,767
Chubb Corp.	31,463	1,629,469
Commerce Group Inc.	4,703	170,013
Employers Holdings Inc.	4,523	78,972
First American Corp.	6,934	301,976
Infinity Property and Casualty Corp.	1,449	57,772
LandAmerica Financial Group Inc.	1,274	66,452
Markel Corp.(b)	844	390,772
Mercury General Corp.	2,279	109,597
Midland Co. (The)	971	62,163
Navigators Group Inc. (The)(b)	1,163	67,140
OneBeacon Insurance Group Ltd.	2,097	44,394
Philadelphia Consolidated Holding Corp.(b)	5,137	183,905
ProAssurance Corp.(b)	2,607	150,424
Progressive Corp. (The)	54,123	1,004,523
RLI Corp.	1,816	102,422
Safeco Corp.	7,980	425,893
Safety Insurance Group Inc.	1,420	55,408
Selective Insurance Group Inc.	4,622	110,512
Stewart Information Services Corp.	1,501	51,379
Tower Group Inc.	1,770	51,719
Travelers Companies Inc. (The)	52,290	2,515,149
United America Indemnity Ltd. Class A(b)	2,022	41,471
W.R. Berkley Corp.	13,540	409,720
Wesco Financial Corp.	124	49,104
White Mountains Insurance Group Ltd.	659	319,615
Zenith National Insurance Corp.	3,222	128,300

		9,024,753
REINSURANCE—0.56%
Allied World Assurance Holdings Ltd.	2,987	142,271
Argo Group International Holdings Ltd.(b)	2,658	108,553

		250,824

TOTAL COMMON STOCKS
(Cost: $49,711,584)		44,367,866

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.54%

MONEY MARKET FUNDS—0.54%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	80,459	80,459
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	161,244	161,244

		241,703

TOTAL SHORT-TERM INVESTMENTS
(Cost: $241,703)		241,703

TOTAL INVESTMENTS IN SECURITIES—100.37%
(Cost: $49,953,287)	44,609,569
Other Assets, Less Liabilities—(0.37)%	(164,818)

NET ASSETS—100.00%	$44,444,751

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.80%

DENTAL SUPPLIES & EQUIPMENT—0.67%
Sirona Dental Systems Inc.(a)	72,297	$1,997,566

		1,997,566
DIAGNOSTIC EQUIPMENT—1.57%
Immucor Inc.(a)	162,704	4,692,383

		4,692,383
ELECTRONIC MEASURING INSTRUMENTS—0.90%
Analogic Corp.	45,263	2,673,233

		2,673,233
ENTERPRISE SOFTWARE/SERVICES—0.99%
Omnicell Inc.(a)	118,346	2,968,118

		2,968,118
HOSPITAL BEDS/EQUIPMENT—3.98%
Hillenbrand Industries Inc.	118,779	6,143,250
Kinetic Concepts Inc.(a)	115,039	5,726,641

		11,869,891
INSTRUMENTS - SCIENTIFIC—13.53%
Applied Biosystems Group	274,740	8,662,552
Thermo Fisher Scientific Inc.(a)	376,881	19,405,603
Varian Inc.(a)	75,370	4,088,822
Waters Corp.(a)	142,802	8,203,975

		40,360,952
MEDICAL - BIOMEDICAL/GENE—4.81%
Bio-Rad Laboratories Inc. Class A(a)	47,336	4,506,861
Integra LifeSciences Holdings Corp.(a)(b)	66,178	2,753,005
Millipore Corp.(a)	101,028	7,087,114

		14,346,980
MEDICAL INSTRUMENTS—37.20%
ArthroCare Corp.(a)(b)	80,932	3,239,708
Beckman Coulter Inc.	112,573	7,486,104
Boston Scientific Corp.(a)	1,455,820	17,659,097
Cepheid Inc.(a)(b)	158,401	4,837,566
Datascope Corp.	55,606	1,802,746
ev3 Inc.(a)	232,800	2,037,000
Intuitive Surgical Inc.(a)	45,579	11,577,066
Medtronic Inc.	671,819	31,286,611
NuVasive Inc.(a)	99,870	3,935,877
St. Jude Medical Inc.(a)	379,735	15,383,065
Symmetry Medical Inc.(a)	133,708	2,433,486
Thoratec Corp.(a)	174,945	2,799,120
Ventana Medical Systems Inc.(a)	73,054	6,505,459

		110,982,905

MEDICAL LASER SYSTEMS—0.02%
Palomar Medical Technologies Inc.(a)	3,148	45,394

		45,394
MEDICAL PRODUCTS—27.47%
Accuray Inc.(a)	155,539	1,480,731
American Medical Systems Holdings Inc.(a)(b)	237,871	3,399,177
Covidien Ltd.	461,499	20,596,700
Invacare Corp.	114,446	2,785,616
Stryker Corp.	284,112	19,026,981
TomoTherapy Inc.(a)(b)	113,629	1,682,845
Varian Medical Systems Inc.(a)	193,759	10,073,530
Wright Medical Group Inc.(a)	116,186	3,171,878
Zimmer Holdings Inc.(a)	252,177	19,737,894

		81,955,352
MEDICAL STERILIZATION PRODUCTS—1.35%
Steris Corp.	162,427	4,024,941

		4,024,941
OPTICAL SUPPLIES—1.18%
Advanced Medical Optics Inc.(a)	167,809	3,529,023

		3,529,023
RESPIRATORY PRODUCTS—5.33%
ResMed Inc.(a)	149,858	6,980,386
Respironics Inc.(a)	136,341	8,931,699

		15,912,085
ULTRA SOUND IMAGING SYSTEMS—0.80%
SonoSite Inc.(a)	68,771	2,395,294

		2,395,294

TOTAL COMMON STOCKS
(Cost: $320,640,613)		297,754,117

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.24%

MONEY MARKET FUNDS—3.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	453,986	453,986
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	9,205,884	9,205,884

		9,659,870

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,659,870)		9,659,870

TOTAL INVESTMENTS IN SECURITIES—103.04%
(Cost: $330,300,483)		307,413,987
Other Assets, Less Liabilities—(3.04)%		(9,063,722)

NET ASSETS—100.00%		$298,350,265

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.87%

OIL - FIELD SERVICES—57.71%
Allis-Chalmers Energy Inc.(a)	56,100	$617,100
Baker Hughes Inc.	191,881	12,458,833
Basic Energy Services Inc.(a)	44,351	793,439
BJ Services Co.	259,797	5,650,585
Exterran Holdings Inc.(a)	64,038	4,177,839
Global Industries Ltd.(a)	112,003	1,977,973
Halliburton Co.	496,067	16,454,542
Helix Energy Solutions Group Inc.(a)	91,325	3,376,285
Hercules Offshore Inc.(a)	109,283	2,518,973
Hornbeck Offshore Services Inc.(a)	36,289	1,403,659
Key Energy Services Inc.(a)	171,792	2,027,146
Newpark Resources Inc.(a)	171,211	833,798
Oceaneering International Inc.(a)	58,482	3,367,394
Oil States International Inc.(a)	66,368	2,326,862
RPC Inc.	76,219	821,641
Schlumberger Ltd.	434,332	32,774,693
SEACOR Holdings Inc.(a)	29,272	2,581,790
Smith International Inc.	146,383	7,935,422
Superior Energy Services Inc.(a)	93,185	3,735,787
Tetra Technologies Inc.(a)	107,441	1,681,452
Transocean Inc.(a)	161,489	19,798,551
Weatherford International Ltd.(a)	213,346	13,186,916
W-H Energy Services Inc.(a)	40,925	1,991,001

		142,491,681
OIL & GAS DRILLING—20.56%
Atwood Oceanics Inc.(a)	32,059	2,663,782
Diamond Offshore Drilling Inc.	55,410	6,257,451
ENSCO International Inc.	123,988	6,338,267
Grey Wolf Inc.(a)	283,351	1,688,772
Helmerich & Payne Inc.	103,472	4,058,172
Nabors Industries Ltd.(a)	242,071	6,589,173
Noble Corp.	196,592	8,604,832
Parker Drilling Co.(a)	182,213	1,266,380
Patterson-UTI Energy Inc.	174,764	3,421,879
Pioneer Drilling Co.(a)	88,446	920,723
Pride International Inc.(a)	159,342	5,052,735
Rowan Companies Inc.	114,589	3,900,610

		50,762,776
OIL COMPANIES - EXPLORATION & PRODUCTION—1.73%
Petroleum Development Corp.(a)	23,445	1,348,087
Unit Corp.(a)	58,197	2,916,834

		4,264,921
OIL FIELD MACHINERY & EQUIPMENT—16.77%
Cameron International Corp.(a)	175,009	7,045,862
CARBO Ceramics Inc.	34,471	1,184,079
Complete Production Services Inc.(a)	69,675	1,107,832

Dresser-Rand Group Inc.(a)	96,324	3,053,471
Dril-Quip Inc.(a)	37,377	1,814,280
Flotek Industries Inc.(a)	29,867	608,391
FMC Technologies Inc.(a)	114,696	5,523,759
Grant Prideco Inc.(a)	114,203	5,685,025
Lufkin Industries Inc.	24,156	1,277,128
NATCO Group Inc. Class A(a)	24,491	1,121,198
National Oilwell Varco Inc.(a)	215,470	12,977,758

		41,398,783
SEISMIC DATA COLLECTION—0.54%
ION Geophysical Corp.(a)	107,090	1,327,916

		1,327,916
TRANSPORTATION - MARINE—1.90%
GulfMark Offshore Inc.(a)	31,724	1,326,698
Tidewater Inc.	63,316	3,353,215

		4,679,913
TRANSPORTATION - SERVICES—0.66%
Bristow Group Inc.(a)	32,566	1,639,698

		1,639,698

TOTAL COMMON STOCKS
(Cost: $276,073,250)		246,565,688

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.16%

MONEY MARKET FUNDS—0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(b)(c)	401,793	401,793

		401,793

TOTAL SHORT-TERM INVESTMENTS
(Cost: $401,793)		401,793

TOTAL INVESTMENTS IN SECURITIES—100.03%
(Cost: $276,475,043)		246,967,481
Other Assets, Less Liabilities—(0.03)%		(80,573)

NET ASSETS—100.00%		$246,886,908

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.86%

INDEPENDENT POWER PRODUCER—1.00%
Dynegy Inc. Class A(a)	222,063	$1,558,882

		1,558,882
OIL - U.S. ROYALTY TRUSTS—1.13%
BP Prudhoe Bay Royalty Trust(b)	13,399	1,060,531
Hugoton Royalty Trust	27,943	714,782

		1,775,313
OIL & GAS DRILLING—0.53%
Atlas America Inc.	16,141	826,581

		826,581
OIL COMPANIES - EXPLORATION & PRODUCTION—83.69%
Anadarko Petroleum Corp.	164,040	9,611,104
Apache Corp.	111,377	10,629,821
Arena Resources Inc.(a)	22,057	784,567
ATP Oil & Gas Corp.(a)	18,498	696,265
Berry Petroleum Co. Class A	23,043	863,421
Bill Barrett Corp.(a)	18,839	786,905
Cabot Oil & Gas Corp.	52,640	2,036,642
Carrizo Oil & Gas Inc.(a)	16,315	794,214
Chesapeake Energy Corp.	175,156	6,521,058
Cimarex Energy Co.	45,418	1,853,509
CNX Gas Corp.(a)(b)	20,606	704,725
Comstock Resources Inc.(a)	28,679	909,124
Contango Oil & Gas Co.(a)	9,831	589,860
Continental Resources Inc.(a)	30,399	757,239
Delta Petroleum Corp.(a)	45,381	909,889
Denbury Resources Inc.(a)	116,567	2,949,145
Devon Energy Corp.	140,194	11,913,686
Encore Acquisition Co.(a)	32,672	1,065,107
Energy Partners Ltd.(a)	23,285	282,447
EOG Resources Inc.	91,160	7,976,500
EXCO Resources Inc.(a)	55,262	828,377
Forest Oil Corp.(a)	42,119	1,904,621
Goodrich Petroleum Corp.(a)(b)	17,563	349,679
Harvest Natural Resources Inc.(a)	27,593	334,427
Mariner Energy Inc.(a)	50,222	1,258,563
McMoRan Exploration Co.(a)	35,248	554,804
Newfield Exploration Co.(a)	61,494	3,067,321
Noble Energy Inc.	70,656	5,128,212
Occidental Petroleum Corp.	249,875	16,959,016
Parallel Petroleum Corp.(a)	29,708	412,347
Penn Virginia Corp.	23,958	1,020,850
Petrohawk Energy Corp.(a)	96,313	1,516,930
Pioneer Natural Resources Co.	59,221	2,481,360
Plains Exploration & Production Co.(a)	54,669	2,659,100
Quicksilver Resources Inc.(a)(b)	30,923	1,757,354
Range Resources Corp.	70,253	3,668,612

Rosetta Resources Inc.(a)	36,021	631,448
SandRidge Energy Inc.(a)	20,127	612,465
Southwestern Energy Co.(a)	76,469	4,275,382
St. Mary Land & Exploration Co.	36,797	1,296,358
Stone Energy Corp.(a)	17,950	735,950
Swift Energy Co.(a)	20,039	864,683
Ultra Petroleum Corp.(a)	66,472	4,573,274
W&T Offshore Inc.	20,256	573,042
Warren Resources Inc.(a)	42,783	544,200
Whiting Petroleum Corp.(a)	25,119	1,349,895
XTO Energy Inc.	173,421	9,007,487

		131,000,985
OIL REFINING & MARKETING—13.51%
Cheniere Energy Inc.(a)	28,484	857,653
Frontier Oil Corp.	54,188	1,911,211
Holly Corp.	26,712	1,293,395
Sunoco Inc.	53,960	3,356,312
Tesoro Corp.	64,970	2,537,079
Valero Energy Corp.	181,927	10,768,259
Western Refining Inc.	20,127	429,711

		21,153,620

TOTAL COMMON STOCKS
(Cost: $165,706,104)		156,315,381

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.13%

MONEY MARKET FUNDS—1.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	254,515	254,515
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	1,506,880	1,506,880

		1,761,395

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,761,395)		1,761,395

TOTAL INVESTMENTS IN SECURITIES—100.99%
(Cost: $167,467,499)		158,076,776
Other Assets, Less Liabilities—(0.99)%		(1,544,667)

NET ASSETS—100.00%		$156,532,109

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.89%

CONSUMER PRODUCTS - MISCELLANEOUS—0.81%
Prestige Brands Holdings Inc.(a)	82,924	$619,442

		619,442
DRUG DELIVERY SYSTEMS—5.02%
Alkermes Inc.(a)	85,633	1,140,632
Hospira Inc.(a)	50,786	2,087,813
Noven Pharmaceuticals Inc.(a)	47,449	637,240

		3,865,685
MEDICAL - DRUGS—70.01%
Abbott Laboratories	91,137	5,131,013
Allergan Inc.	49,366	3,316,902
APP Pharmaceuticals Inc.(a)	61,582	647,227
Auxilium Pharmaceuticals Inc.(a)	35,603	1,217,623
Bristol-Myers Squibb Co.	157,091	3,642,940
Cephalon Inc.(a)	26,211	1,720,228
Eli Lilly and Co.	80,515	4,148,133
Endo Pharmaceuticals Holdings Inc.(a)	63,718	1,665,589
Forest Laboratories Inc.(a)	71,605	2,847,731
King Pharmaceuticals Inc.(a)	145,570	1,527,029
K-V Pharmaceutical Co. Class A(a)	39,930	1,037,381
Medicis Pharmaceutical Corp. Class A	47,278	960,216
Merck & Co. Inc.	100,799	4,664,978
Pfizer Inc.	278,323	6,509,975
Pharmion Corp.(a)	21,478	1,480,908
Salix Pharmaceuticals Ltd.(a)(b)	72,694	505,223
Schering-Plough Corp.	150,509	2,945,461
Sciele Pharma Inc.(a)(b)	42,668	1,020,619
Sepracor Inc.(a)	62,803	1,773,557
Valeant Pharmaceuticals International(a)	87,617	991,824
ViroPharma Inc.(a)	102,183	905,341
Wyeth	98,773	3,931,165
XenoPort Inc.(a)	20,754	1,273,465

		53,864,528
MEDICAL - GENERIC DRUGS—11.44%
Alpharma Inc. Class A(a)	50,224	1,030,597
Barr Pharmaceuticals Inc.(a)	38,939	2,032,226
Mylan Inc.	132,592	1,976,947
Par Pharmaceutical Companies Inc.(a)	44,314	849,943
Perrigo Co.	46,279	1,427,244
Watson Pharmaceuticals Inc.(a)	56,930	1,486,442

		8,803,399
MEDICAL PRODUCTS—8.50%
Johnson & Johnson	103,350	6,537,921

		6,537,921

THERAPEUTICS—4.11%
Medicines Co. (The)(a)	57,630	986,626
Theravance Inc.(a)	50,417	994,727
Warner Chilcott Ltd. Class A(a)	69,742	1,182,127

		3,163,480

TOTAL COMMON STOCKS
(Cost: $84,712,661)		76,854,455

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.18%

MONEY MARKET FUNDS—1.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	27,015	27,015
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	881,620	881,620

		908,635

TOTAL SHORT-TERM INVESTMENTS
(Cost: $908,635)		908,635

TOTAL INVESTMENTS IN SECURITIES—101.07%
(Cost: $85,621,296)		77,763,090
Other Assets, Less Liabilities—(1.07)%		(823,159)

NET ASSETS—100.00%		$76,939,931

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.82%

FINANCE - INVESTMENT BANKER/BROKER—0.17%
Friedman Billings Ramsey Group Inc. Class A	1,073,722	$3,468,122

		3,468,122
FINANCE - MORTGAGE LOAN/BANKER—0.48%
Thornburg Mortgage Inc.(a)	876,780	9,819,936

		9,819,936
FORESTRY—2.50%
Plum Creek Timber Co. Inc.	1,211,554	50,582,379

		50,582,379
PAPER & RELATED PRODUCTS—1.72%
Potlatch Corp.	270,548	11,614,626
Rayonier Inc.	546,156	23,113,322

		34,727,948
REAL ESTATE MANAGEMENT/SERVICES—2.36%
CB Richard Ellis Group Inc. Class A(a)(b)	1,420,550	27,572,875
Jones Lang LaSalle Inc.	260,561	20,271,646

		47,844,521
REAL ESTATE OPERATING/DEVELOPMENT—3.53%
Brookfield Properties Corp.	1,435,589	29,156,813
Forest City Enterprises Inc. Class A	450,985	17,971,752
Forestar Real Estate Group Inc.(b)	179,784	4,106,267
St. Joe Co. (The)(a)	522,395	20,279,374

		71,514,206
REITs - APARTMENTS—12.65%
Apartment Investment and Management Co. Class A	679,006	26,915,798
AvalonBay Communities Inc.	549,990	51,671,560
BRE Properties Inc. Class A(a)	366,406	15,971,638
Camden Property Trust	396,514	19,567,966
Equity Residential	1,890,272	70,715,076
Essex Property Trust Inc.	173,644	17,991,255
Home Properties Inc.	222,589	10,682,046
Mid-America Apartment Communities Inc.	167,544	7,675,191
Post Properties Inc.	311,300	13,158,651
UDR Inc.	954,188	21,784,112

		256,133,293
REITs - DIVERSIFIED—11.82%
CapitalSource Inc.	1,050,310	17,235,587
Colonial Properties Trust	339,826	8,373,313
Cousins Properties Inc.(a)	287,788	7,655,161
Digital Realty Trust Inc.	409,775	14,641,261
Duke Realty Corp.	993,483	23,485,938
Entertainment Properties Trust	191,135	9,461,182
Franklin Street Properties Corp.	455,148	6,531,374

iStar Financial Inc.	895,169	23,883,109
Lexington Realty Trust	457,112	6,833,824
Liberty Property Trust	652,866	20,963,527
Vornado Realty Trust	990,555	89,546,172
Washington Real Estate Investment Trust(a)	338,938	10,662,989

		239,273,437
REITs - HEALTH CARE—7.64%
HCP Inc.(a)	1,503,727	45,728,338
Health Care REIT Inc.(a)	591,818	25,383,074
Healthcare Realty Trust Inc.	345,032	8,912,177
Nationwide Health Properties Inc.	643,401	20,305,736
Senior Housing Properties Trust	591,975	13,254,320
Ventas Inc.	931,379	41,166,952

		154,750,597
REITs - HOTELS—5.91%
DiamondRock Hospitality Co.	660,860	8,690,309
FelCor Lodging Trust Inc.	454,523	6,140,606
Hospitality Properties Trust	640,529	21,745,960
Host Hotels & Resorts Inc.	3,638,926	60,915,621
LaSalle Hotel Properties	294,312	8,067,092
Strategic Hotels & Resorts Inc.	541,974	7,777,327
Sunstone Hotel Investors Inc.	375,241	6,244,010

		119,580,925
REITs - MANUFACTURED HOMES—0.33%
Equity Lifestyle Properties Inc.	150,965	6,592,642

		6,592,642
REITs - MORTGAGE—3.57%
Annaly Capital Management Inc.	2,802,123	55,257,866
Newcastle Investment Corp.(a)	391,263	4,890,787
RAIT Financial Trust(a)	461,373	4,272,314
Redwood Trust Inc.(a)	190,850	7,922,183

		72,343,150
REITs - OFFICE PROPERTY—12.52%
Alexandria Real Estate Equities Inc.	222,581	21,864,132
American Financial Realty Trust	937,148	7,712,728
BioMed Realty Trust Inc.	466,842	10,774,713
Boston Properties Inc.	832,211	76,496,835
Brandywine Realty Trust	636,932	12,006,168
Corporate Office Properties Trust(a)	319,190	10,223,656
Douglas Emmett Inc.	674,964	15,422,927
Highwoods Properties Inc.	393,696	11,783,321
HRPT Properties Trust	1,657,464	13,176,839
Kilroy Realty Corp.	228,627	11,209,582
Mack-Cali Realty Corp.	487,372	17,311,453
Maguire Properties Inc.(a)	263,021	7,254,119
SL Green Realty Corp.	412,146	38,251,270

		253,487,743
REITs - OUTLET CENTERS—1.42%
National Retail Properties Inc.(a)	492,995	11,200,846
Realty Income Corp.(a)	722,355	17,611,015

		28,811,861
REITs - REGIONAL MALLS—13.37%
CBL & Associates Properties Inc.	477,179	12,683,418
General Growth Properties Inc.(a)	1,607,868	58,719,339
Macerich Co. (The)	503,372	34,415,544
Pennsylvania Real Estate Investment Trust	252,606	6,731,950

Simon Property Group Inc.	1,560,048	139,437,090
Taubman Centers Inc.	373,186	18,715,278

		270,702,619
REITs - SHOPPING CENTERS—8.31%
Developers Diversified Realty Corp.	864,868	35,589,318
Federal Realty Investment Trust(a)	394,971	29,148,860
Kimco Realty Corp.	1,530,050	54,791,091
Regency Centers Corp.	482,798	29,658,281
Weingarten Realty Investors	565,081	18,998,023

		168,185,573
REITs - STORAGE—3.46%
Public Storage	896,481	70,149,638

		70,149,638
REITs - WAREHOUSE/INDUSTRIAL—8.06%
AMB Property Corp.	691,902	35,010,241
DCT Industrial Trust Inc.	1,201,286	11,376,178
First Industrial Realty Trust Inc.	322,272	11,224,734
ProLogis	1,780,469	105,670,835

		163,281,988

TOTAL COMMON STOCKS
(Cost: $2,412,518,524)		2,021,250,578

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.06%

MONEY MARKET FUNDS—8.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	1,538,275	1,538,275
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	161,632,578	161,632,578

		163,170,853

TOTAL SHORT-TERM INVESTMENTS
(Cost: $163,170,853)		163,170,853

TOTAL INVESTMENTS IN SECURITIES—107.88%
(Cost: $2,575,689,377)		2,184,421,431
Other Assets, Less Liabilities—(7.88)%		(159,473,565)

NET ASSETS—100.00%		$2,024,947,866

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.81%

COMMERCIAL BANKS - CENTRAL U.S.—8.59%
AMCORE Financial Inc.	7,837	$173,746
Associated Banc-Corp	44,203	1,245,641
BOK Financial Corp.	8,367	455,834
Citizens Republic Bancorp Inc.	29,312	414,472
Commerce Bancshares Inc.	25,198	1,119,043
Cullen/Frost Bankers Inc.	21,698	1,181,239
First Midwest Bancorp Inc.	18,028	562,474
FirstMerit Corp.	27,724	620,186
International Bancshares Corp.	20,052	415,878
Marshall & Ilsley Corp.	92,988	2,594,365
Old National Bancorp	24,683	414,674
Park National Corp.(a)	4,285	308,520
Prosperity Bancshares Inc.	16,165	464,744
Sterling Bancshares Inc.	27,212	272,936
TCF Financial Corp.	45,006	956,377
Wintrust Financial Corp.	8,765	333,421

		11,533,550
COMMERCIAL BANKS - EASTERN U.S.—6.95%
Commerce Bancorp Inc.	71,539	2,726,351
F.N.B. Corp. (Pennsylvania)	22,320	347,522
Fulton Financial Corp.	64,286	810,646
M&T Bank Corp.	28,302	2,597,275
Provident Bankshares Corp.	12,428	257,632
Susquehanna Bancshares Inc.	33,293	706,477
TrustCo Bank Corp. NY	27,577	284,043
Valley National Bancorp	44,899	909,205
Webster Financial Corp.	20,196	684,039

		9,323,190
COMMERCIAL BANKS - SOUTHERN U.S.—17.11%
Alabama National BanCorporation	7,003	547,985
BancorpSouth Inc.	28,627	701,934
BB&T Corp.	204,555	7,421,255
Colonial BancGroup Inc. (The)	58,433	917,398
First BanCorp (Puerto Rico)	30,203	288,741
First Horizon National Corp.(a)	48,005	1,040,268
Hancock Holding Co.	9,882	410,103
Popular Inc.	96,120	1,299,542
Regions Financial Corp.	258,740	6,530,598
South Financial Group Inc. (The)	28,101	485,585
Synovus Financial Corp.	102,115	1,348,939
Trustmark Corp.	18,750	431,437
United Bancshares Inc.	16,019	515,171
United Community Banks Inc.	18,503	357,293
Whitney Holding Corp.	25,088	673,362

		22,969,611

COMMERCIAL BANKS - WESTERN U.S.—7.06%
Bank of Hawaii Corp.	18,427	928,168
Cathay General Bancorp	18,558	481,209
City National Corp.	14,705	836,420
East West Bancorp Inc.	23,636	568,682
First Community Bancorp	10,031	356,401
Frontier Financial Corp.	16,513	336,205
Pacific Capital Bancorp	17,797	382,635
Sterling Financial Corp. (Washington)	19,828	352,740
SVB Financial Group(b)	12,295	595,078
UCBH Holdings Inc.	39,098	552,064
Umpqua Holdings Corp.	23,214	380,710
UnionBanCal Corp.	19,796	971,192
Westamerica Bancorporation	11,004	544,918
Zions Bancorporation	39,844	2,181,061

		9,467,483
FIDUCIARY BANKS—4.60%
Northern Trust Corp.	72,158	5,293,511
Wilmington Trust Corp.	25,294	882,002

		6,175,513
FINANCE - INVESTMENT BANKER/BROKER—0.57%
Lazard Ltd. Class A	19,480	769,850

		769,850
SAVINGS & LOANS/THRIFTS - CENTRAL U.S.—0.13%
Anchor BanCorp Wisconsin Inc.	7,135	178,375

		178,375
SAVINGS & LOANS/THRIFTS - EASTERN U.S.—7.56%
Astoria Financial Corp.	32,927	894,956
Dime Community Bancshares Inc.	11,811	177,519
First Niagara Financial Group Inc.	39,140	497,861
Hudson City Bancorp Inc.	178,730	2,927,597
New York Community Bancorp Inc.	120,037	2,226,686
NewAlliance Bancshares Inc.	40,896	503,021
People’s United Financial Inc.	62,641	1,058,007
Provident Financial Services Inc.	21,921	301,414
Sovereign Bancorp Inc.	125,321	1,562,753

		10,149,814
SAVINGS & LOANS/THRIFTS - WESTERN U.S.—5.86%
Downey Financial Corp.	8,325	287,213
FirstFed Financial Corp.(a)(b)	5,504	230,893
PFF Bancorp Inc.	9,300	116,343
Washington Federal Inc.	32,123	784,444
Washington Mutual Inc.	323,336	6,440,853

		7,859,746
SUPER-REGIONAL BANKS - U.S.—41.38%
Comerica Inc.	56,022	2,443,680
Fifth Third Bancorp	182,399	4,943,013
Huntington Bancshares Inc.	136,570	1,836,867
KeyCorp	136,904	3,580,040
National City Corp.	212,929	3,788,007
PNC Financial Services Group Inc. (The)	126,047	8,271,204
SunTrust Banks Inc.	129,562	8,933,300
U.S. Bancorp	640,393	21,741,342

		55,537,453

TOTAL COMMON STOCKS
(Cost: $136,230,588)		133,964,585

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.74%

MONEY MARKET FUNDS—0.74%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	142,973	142,973
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	853,570	853,570

		996,543

TOTAL SHORT-TERM INVESTMENTS
(Cost: $996,543)		996,543

TOTAL INVESTMENTS IN SECURITIES—100.55%
(Cost: $137,227,131)		134,961,128
Other Assets, Less Liabilities—(0.55)%		(742,665)

NET ASSETS—100.00%		$134,218,463

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.97%

COMMERCIAL SERVICES—0.18%
Gartner Inc.(a)	36,120	$536,382
SAIC Inc.(a)	67,903	1,283,367

		1,819,749
COMPUTERS—27.61%
Agilysys Inc.	14,570	221,755
Apple Inc.(a)	443,859	60,080,754
Brocade Communications Systems Inc.(a)	202,699	1,396,596
CACI International Inc. Class A(a)(b)	15,609	680,396
Cadence Design Systems Inc.(a)	135,442	1,374,736
CIBER Inc.(a)	31,649	152,548
Cognizant Technology Solutions Corp.(a)	146,042	4,074,572
Computer Sciences Corp.(a)	92,723	3,924,037
Dell Inc.(a)	1,006,531	20,170,881
Diebold Inc.	38,402	993,844
DST Systems Inc.(a)	26,947	1,926,711
Electronic Data Systems Corp.	263,052	5,287,345
Electronics For Imaging Inc.(a)	36,019	531,640
EMC Corp.(a)	1,065,578	16,910,723
Hewlett-Packard Co.	1,103,939	48,297,331
Hutchinson Technology Inc.(a)	16,429	259,085
Imation Corp.	19,600	507,836
International Business Machines Corp.	697,449	74,864,176
Jack Henry & Associates Inc.	46,956	1,154,178
Lexmark International Inc. Class A(a)	49,163	1,780,192
Mentor Graphics Corp.(a)	45,321	373,898
MICROS Systems Inc.(a)	23,905	1,472,070
NCR Corp.(a)	97,653	2,097,586
Network Appliance Inc.(a)	183,085	4,251,234
Palm Inc.(b)	54,228	293,916
Perot Systems Corp. Class A(a)	48,935	594,071
Quantum Corp.(a)	125,237	288,045
SanDisk Corp.(a)	116,952	2,976,428
Seagate Technology	274,834	5,570,885
Silicon Storage Technology Inc.(a)	45,766	129,975
SRA International Inc. Class A(a)	22,336	612,676
Sun Microsystems Inc.(a)	440,961	7,716,818
Synopsys Inc.(a)	73,571	1,620,033
Teradata Corp.(a)	93,741	2,232,911
Unisys Corp.(a)	175,410	729,706
Western Digital Corp.(a)	115,483	3,054,525

		278,604,113
DISTRIBUTION & WHOLESALE—0.32%
Brightpoint Inc.(a)	27,398	348,503
Ingram Micro Inc. Class A(a)	89,444	1,590,314
Tech Data Corp.(a)	36,385	1,250,916

		3,189,733
ELECTRONICS—0.04%
Cymer Inc.(a)	15,130	408,661

		408,661
ENERGY - ALTERNATE SOURCES—0.33%
First Solar Inc.(a)(b)	18,042	3,279,494

		3,279,494
ENGINEERING & CONSTRUCTION—0.05%
Dycom Industries Inc.(a)	20,702	488,981

		488,981

ENTERTAINMENT—0.04%
Macrovision Corp.(a)	26,003	436,590

		436,590
INTERNET—10.57%
Akamai Technologies Inc.(a)(b)	84,058	2,538,552
Ariba Inc.(a)	41,080	409,568
Avocent Corp.(a)	29,406	488,140
Check Point Software Technologies Ltd.(a)	93,860	1,999,218
Digital River Inc.(a)	19,871	745,163
EarthLink Inc.(a)	63,821	434,621
Equinix Inc.(a)(b)	15,898	1,200,776
F5 Networks Inc.(a)	43,747	1,029,367
Google Inc. Class A(a)	119,285	67,312,526
InfoSpace Inc.	16,896	160,681
Interwoven Inc.(a)	21,240	269,111
j2 Global Communications Inc.(a)	25,708	563,262
McAfee Inc.(a)	82,040	2,761,466
Openwave Systems Inc.	41,811	86,549
RealNetworks Inc.(a)	48,701	283,927
S1 Corp.(a)	28,306	160,212
SonicWALL Inc.(a)	34,151	299,846
Symantec Corp.(a)	442,196	7,928,574
TIBCO Software Inc.(a)	96,290	716,398
United Online Inc.	35,897	400,969
VeriSign Inc.(a)	113,091	3,836,047
Vignette Corp.(a)	13,377	188,214
Websense Inc.(a)	22,651	464,346
Yahoo! Inc.(a)	647,078	12,410,956

		106,688,489
MACHINERY—0.06%
Intermec Inc.(a)	27,827	554,314

		554,314
OFFICE & BUSINESS EQUIPMENT—1.27%
IKON Office Solutions Inc.	62,916	514,653
Pitney Bowes Inc.	124,694	4,576,270
Xerox Corp.	501,755	7,727,027

		12,817,950
RETAIL—0.04%
Insight Enterprises Inc.(a)	24,778	427,916

		427,916
SEMICONDUCTORS—17.72%
Actel Corp.(a)	13,154	156,664
Advanced Micro Devices Inc.(a)	280,564	2,143,509
Altera Corp.	171,854	2,902,614
Amkor Technology Inc.(a)	53,140	405,990
Analog Devices Inc.	161,041	4,567,123
Applied Materials Inc.	707,491	12,678,239
Applied Micro Circuits Corp.(a)	35,614	285,981
Atmel Corp.(a)	199,713	631,093
ATMI Inc.(a)	18,358	482,815
Axcelis Technologies Inc.(a)	51,025	203,590
Broadcom Corp. Class A(a)	236,788	5,228,279
Brooks Automation Inc.(a)	32,139	394,988
Cabot Microelectronics Corp.(a)	13,255	458,358
Cirrus Logic Inc.(a)	40,539	172,291
Cohu Inc.	11,671	174,481
Conexant Systems Inc.(a)	246,363	169,990
Cree Inc.(a)(b)	39,214	1,158,774
Cypress Semiconductor Corp.(a)	76,821	1,632,446
DSP Group Inc.(a)	16,389	187,654
Emulex Corp.(a)	45,928	716,477
Entegris Inc.(a)	56,918	438,269
Exar Corp.(a)	21,987	180,513
Fairchild Semiconductor International Inc. Class A(a)	62,743	768,602
FormFactor Inc.(a)	25,599	620,008
Integrated Device Technology Inc.(a)	96,832	721,398
Intel Corp.	2,954,841	62,642,629

International Rectifier Corp.(a)	36,184	1,007,001
Intersil Corp. Class A	65,977	1,519,450
KLA-Tencor Corp.	94,483	3,947,500
Kulicke and Soffa Industries Inc.(a)	27,234	146,791
Lam Research Corp.(a)	62,781	2,410,163
Lattice Semiconductor Corp.(a)	57,976	153,636
Linear Technology Corp.	106,766	2,954,215
LSI Corp.(a)	357,094	1,864,031
Marvell Technology Group Ltd.(a)	234,389	2,782,197
MEMC Electronic Materials Inc.(a)	116,510	8,325,805
Micrel Inc.	27,850	169,885
Microchip Technology Inc.	109,662	3,499,314
Micron Technology Inc.(a)	381,611	2,682,725
Microsemi Corp.(a)	35,489	806,310
National Semiconductor Corp.	133,750	2,465,013
Novellus Systems Inc.(a)	58,748	1,395,852
NVIDIA Corp.(a)	280,334	6,893,413
OmniVision Technologies Inc.(a)	26,139	370,128
ON Semiconductor Corp.(a)	148,474	962,112
Photronics Inc.(a)	19,714	240,314
PMC-Sierra Inc.(a)	109,779	514,864
QLogic Corp.(a)	72,815	1,041,255
Rambus Inc.(a)	48,992	953,384
Semtech Corp.(a)	30,878	394,312
Silicon Image Inc.(a)	42,544	188,044
Silicon Laboratories Inc.(a)	27,569	861,256
SiRF Technology Holdings Inc.(a)	27,949	427,899
Skyworks Solutions Inc.(a)	80,765	650,158
Teradyne Inc.(a)	87,810	963,276
Tessera Technologies Inc.(a)	24,307	952,105
Texas Instruments Inc.	712,659	22,042,543
TriQuint Semiconductor Inc.(a)	70,295	333,198
Varian Semiconductor Equipment Associates Inc.(a)	38,724	1,247,300
Xilinx Inc.	149,200	3,263,004
Zoran Corp.(a)	24,558	289,784

		178,841,012
SOFTWARE—23.19%
ACI Worldwide Inc.(a)	16,743	249,471
Adobe Systems Inc.(a)	293,423	10,249,265
Advent Software Inc.(a)	9,805	442,794
ANSYS Inc.(a)	40,923	1,428,622
Autodesk Inc.(a)	119,109	4,901,335
BEA Systems Inc.(a)	200,139	3,740,598
BMC Software Inc.(a)	100,819	3,230,241
Borland Software Corp.(a)	36,737	91,843
CA Inc.	215,367	4,744,535
Cerner Corp.(a)(b)	36,127	1,893,055
Citrix Systems Inc.(a)	96,924	3,355,509
Compuware Corp.(a)	144,781	1,230,639
CSG Systems International Inc.(a)	17,941	228,927
Fair Isaac Corp.	27,924	712,062
Informatica Corp.(a)	45,253	873,835
Intuit Inc.(a)	158,569	4,866,483
JDA Software Group Inc.(a)	14,933	265,658
Microsoft Corp.	4,230,115	137,901,749
Novell Inc.(a)	175,305	1,114,940
Nuance Communications Inc.(a)	77,871	1,237,370
Oracle Corp.(a)	1,993,898	40,974,604
Parametric Technology Corp.(a)	56,899	935,989
Progress Software Corp.(a)	24,221	715,004
Quest Software Inc.(a)	28,756	429,902
Red Hat Inc.(a)	97,137	1,814,519
Salesforce.com Inc.(a)	50,129	2,620,744
Sybase Inc.(a)	47,136	1,330,178
Trident Microsystems Inc.(a)	30,146	151,634
VeriFone Holdings Inc.(a)	41,690	815,873
VMware Inc. Class A(a)(b)	20,638	1,169,143
Wind River Systems Inc.(a)	41,616	349,158

		234,065,679
TELECOMMUNICATIONS—18.55%
Adaptec Inc.(a)	71,451	222,927

ADC Telecommunications Inc.(a)	58,546	865,894
ADTRAN Inc.	31,447	654,412
Amdocs Ltd.(a)	100,688	3,331,766
American Tower Corp. Class A(a)	209,234	7,852,552
ARRIS Group Inc.(a)	66,204	581,933
Atheros Communications Inc.(a)	28,431	776,451
Ciena Corp.(a)	43,427	1,178,175
Cisco Systems Inc.(a)	3,091,576	75,743,612
Corning Inc.	797,015	19,184,151
Crown Castle International Corp.(a)	146,955	5,318,301
Extreme Networks Inc.(a)	72,019	248,466
Finisar Corp.(a)	125,613	200,981
Foundry Networks Inc.(a)	68,896	950,765
Harmonic Inc.(a)	47,615	519,956
Harris Corp.	73,743	4,033,005
InterDigital Inc.(a)	23,721	479,401
JDS Uniphase Corp.(a)	108,144	1,125,779
Juniper Networks Inc.(a)	266,770	7,242,806
Motorola Inc.	1,175,764	13,556,559
MRV Communications Inc.(a)	62,409	110,464
Plantronics Inc.	24,838	474,406
Polycom Inc.(a)	46,063	1,163,091
QUALCOMM Inc.	837,607	35,531,289
RF Micro Devices Inc.(a)(b)	134,473	434,348
SAVVIS Inc.(a)	14,499	292,880
SBA Communications Corp.(a)	51,095	1,512,923
Sonus Networks Inc.(a)	134,718	550,997
Sycamore Networks Inc.(a)	99,003	334,630
Tekelec(a)	30,910	370,611
Tellabs Inc.(a)	202,630	1,381,937
3Com Corp.(a)	208,472	860,989
UTStarcom Inc.(a)(b)	53,387	147,882

		187,234,339

TOTAL COMMON STOCKS
(Cost: $1,105,933,891)		1,008,857,020

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.86%

MONEY MARKET FUNDS—0.86%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	593,945	593,945
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	8,020,473	8,020,473

		8,614,418

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,614,418)		8,614,418

TOTAL INVESTMENTS IN SECURITIES—100.83%
(Cost: $1,114,548,309)		1,017,471,438
Other Assets, Less Liabilities—(0.83)%		(8,341,561)

NET ASSETS—100.00%		$1,009,129,877

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.86%

HOLDING COMPANIES - DIVERSIFIED—3.92%
Leucadia National Corp.	638,491	$28,202,147

		28,202,147
TELECOMMUNICATIONS—95.94%
Alaska Communications Systems Group Inc.	477,047	6,697,740
AT&T Inc.	4,216,143	162,279,344
Cbeyond Inc.(a)	198,348	6,692,261
Centennial Communications Corp.(a)	738,498	4,224,209
CenturyTel Inc.	532,842	19,667,198
Cincinnati Bell Inc.(a)	2,101,344	8,153,215
Citizens Communications Co.	1,658,685	19,025,117
Consolidated Communications Holdings Inc.	299,415	4,682,851
Embarq Corp.	602,365	27,287,134
FairPoint Communications Inc.	354,196	3,761,561
FiberTower Corp.(a)	1,597,703	2,859,888
General Communication Inc. Class A(a)(b)	578,396	4,170,235
Global Crossing Ltd.(a)(b)	288,527	6,209,101
Globalstar Inc.(a)(b)	339,024	3,034,265
IDT Corp. Class B	723,459	5,020,805
Iowa Telecommunications Services Inc.	377,516	5,821,297
iPCS Inc.	151,390	3,895,265
Leap Wireless International Inc.(a)(b)	344,913	14,262,153
Level 3 Communications Inc.(a)(b)	7,069,872	24,320,360
MetroPCS Communications Inc.(a)	1,035,498	18,711,449
NII Holdings Inc. Class B(a)	674,348	28,767,686
NTELOS Holdings Corp.	287,462	6,117,191
PAETEC Holding Corp.(a)	783,951	7,455,374
Qwest Communications International Inc.	5,082,874	29,887,299
RCN Corp.(a)	442,382	5,153,750
Sprint Nextel Corp.	4,835,114	50,913,750
SureWest Communications	188,844	2,919,528
TeleCorp PCS Inc. Escrow(c)	15,427	2
Telephone and Data Systems Inc.	431,866	22,776,613
TerreStar Corp.(a)	461,840	2,424,660
Time Warner Telecom Inc. Class A(a)(b)	815,723	14,258,838
United States Cellular Corp.(a)	151,841	10,795,895
USA Mobility Inc.(a)	321,362	3,859,558
Verizon Communications Inc.	2,698,431	104,807,060
Virgin Media Inc.	1,332,113	22,272,929
Virgin Mobile USA Inc. Class A(a)(b)	198,703	1,595,585
Vonage Holdings Corp.(a)(b)	1,003,241	1,996,450
Windstream Corp.	2,037,496	23,655,329

		690,432,945

TOTAL COMMON STOCKS
(Cost: $883,232,476)		718,635,092

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.52%

MONEY MARKET FUNDS—7.52%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(d)(e)	562,469	562,469
BGI Cash Premier Fund LLC
4.26%(d)(e)(f)	53,563,069	53,563,069

		54,125,538

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,125,538)		54,125,538

TOTAL INVESTMENTS IN SECURITIES—107.38%
(Cost: $937,358,014)		772,760,630
Other Assets, Less Liabilities—(7.38)%		(53,118,523)

NET ASSETS—100.00%		$719,642,107

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.18%
Getty Images Inc.(a)	2,005	$50,125
Harte-Hanks Inc.	2,241	35,901
Interpublic Group of Companies Inc. (The)(a)	19,460	173,778
Lamar Advertising Co.	3,159	136,216
Omnicom Group Inc.	14,292	648,428
R.H. Donnelley Corp.(a)	2,901	87,233

		1,131,681
AEROSPACE & DEFENSE—2.08%
AAR Corp.(a)	1,614	47,548
Alliant Techsystems Inc.(a)	1,531	162,056
BE Aerospace Inc.(a)	3,792	146,409
Boeing Co. (The)	30,088	2,502,720
Curtiss-Wright Corp.	1,868	77,896
DRS Technologies Inc.	1,747	93,761
Esterline Technologies Corp.(a)	1,147	53,439
General Dynamics Corp.	14,459	1,221,207
Goodrich Corp.	5,311	332,203
Kaman Corp.	930	27,472
L-3 Communications Holdings Inc.	5,342	592,054
Lockheed Martin Corp.	14,223	1,534,946
Moog Inc. Class A(a)	1,643	75,644
Northrop Grumman Corp.	13,685	1,086,042
Orbital Sciences Corp.(a)	2,491	58,040
Raytheon Co.	18,760	1,222,026
Rockwell Collins Inc.	7,203	455,230
Spirit AeroSystems Holdings Inc. Class A(a)	4,208	116,225
Teledyne Technologies Inc.(a)	1,327	68,513
United Technologies Corp.	39,744	2,917,607

		12,791,038
AGRICULTURE—2.03%
Altria Group Inc.	90,770	6,882,181
Archer-Daniels-Midland Co.	25,178	1,109,091
Bunge Ltd.	5,139	608,817
Carolina Group	4,662	382,890
Monsanto Co.	23,405	2,631,658
Reynolds American Inc.	7,268	460,282
Universal Corp.	1,087	54,143
UST Inc.	6,993	363,356

		12,492,418
AIRLINES—0.23%
AirTran Holdings Inc.(a)	3,660	31,586
Alaska Air Group Inc.(a)	1,707	43,187
AMR Corp.(a)	9,747	135,873
Continental Airlines Inc. Class B(a)(b)	3,937	107,126
Delta Air Lines Inc.(a)	11,054	186,039

JetBlue Airways Corp.(a)(b)	6,616	45,717
Northwest Airlines Corp.(a)	9,588	179,391
SkyWest Inc.	2,510	65,310
Southwest Airlines Co.	33,178	389,178
UAL Corp.	5,031	190,926
US Airways Group Inc.(a)	3,368	46,512

		1,420,845
APPAREL—0.46%
Carter’s Inc.(a)	2,206	40,612
Coach Inc.(a)	15,823	507,127
Crocs Inc.(a)(b)	3,466	120,582
Guess? Inc.	2,588	96,558
Gymboree Corp.(a)	1,321	50,489
Hanesbrands Inc.(a)	4,057	103,900
Jones Apparel Group Inc.	4,708	79,094
Kellwood Co.	1,077	21,518
Liz Claiborne Inc.	4,423	96,819
Nike Inc. Class B	15,596	963,209
Phillips-Van Heusen Corp.	2,214	93,298
Polo Ralph Lauren Corp.	2,561	155,171
Quiksilver Inc.(a)	5,048	48,107
Timberland Co. Class A(a)	2,173	35,659
VF Corp.	3,766	291,375
Warnaco Group Inc. (The)(a)	1,719	61,695
Wolverine World Wide Inc.	2,432	61,554

		2,826,767
AUTO MANUFACTURERS—0.34%
Ford Motor Co.(a)	85,638	568,636
General Motors Corp.	21,216	600,625
Oshkosh Truck Corp.	3,061	140,071
PACCAR Inc.	16,082	754,567
Wabash National Corp.	1,105	10,155

		2,074,054
AUTO PARTS & EQUIPMENT—0.29%
American Axle & Manufacturing Holdings Inc.	1,712	37,236
ArvinMeritor Inc.	2,778	37,725
BorgWarner Inc.	4,976	251,835
Cooper Tire & Rubber Co.	2,709	46,243
Goodyear Tire & Rubber Co. (The)(a)	9,118	229,500
Johnson Controls Inc.	25,165	890,086
Lear Corp.(a)	2,870	84,263
Modine Manufacturing Co.	1,269	19,593
Superior Industries International Inc.	908	16,544
TRW Automotive Holdings Corp.(a)	2,000	45,860
Visteon Corp.(a)	5,529	22,116
WABCO Holdings Inc.	2,341	94,319

		1,775,320
BANKS—5.52%
Alabama National BanCorporation	777	60,800
AMCORE Financial Inc.	1,050	23,278
Associated Banc-Corp	5,160	145,409
BancorpSouth Inc.	3,083	75,595
Bank of America Corp.	194,579	8,629,579
Bank of Hawaii Corp.	2,182	109,907
Bank of New York Mellon Corp. (The)	49,537	2,309,910
BB&T Corp.	23,654	858,167
BOK Financial Corp.	950	51,756
Cathay General Bancorp	1,721	44,626
Citizens Republic Bancorp Inc.	3,110	43,975

City National Corp.	1,756	99,881
Colonial BancGroup Inc. (The)	6,368	99,978
Comerica Inc.	6,810	297,052
Commerce Bancorp Inc.	8,260	314,789
Commerce Bancshares Inc.	3,013	133,807
Cullen/Frost Bankers Inc.	2,571	139,965
Discover Financial Services LLC	19,813	346,727
East West Bancorp Inc.	2,424	58,321
F.N.B. Corp. (Pennsylvania)	2,572	40,046
Fifth Third Bancorp	21,124	572,460
First BanCorp (Puerto Rico)	3,072	29,368
First Community Bancorp	1,125	39,971
First Horizon National Corp.	5,380	116,585
First Midwest Bancorp Inc.	2,022	63,086
FirstMerit Corp.	3,146	70,376
Fremont General Corp.(a)(b)	2,752	9,082
Frontier Financial Corp.	1,873	38,134
Fulton Financial Corp.	6,913	87,173
Hancock Holding Co.	963	39,964
Huntington Bancshares Inc.	15,254	205,166
International Bancshares Corp.	2,384	49,444
KeyCorp	16,457	430,351
M&T Bank Corp.	3,351	307,521
Marshall & Ilsley Corp.	10,591	295,489
National City Corp.	25,371	451,350
Northern Trust Corp.	8,323	610,575
Old National Bancorp	2,902	48,754
Pacific Capital Bancorp	1,775	38,163
Park National Corp.(b)	488	35,136
PNC Financial Services Group Inc. (The)	14,667	962,449
Popular Inc.	10,288	139,094
Prosperity Bancshares Inc.	1,871	53,791
Provident Bankshares Corp.	1,446	29,976
Regions Financial Corp.	30,112	760,027
South Financial Group Inc. (The)	3,282	56,713
State Street Corp.	16,910	1,388,649
Sterling Bancshares Inc.	2,778	27,863
Sterling Financial Corp. (Washington)	2,053	36,523
SunTrust Banks Inc.	15,099	1,041,076
Susquehanna Bancshares Inc.	3,488	74,015
SVB Financial Group(a)(b)	1,500	72,600
Synovus Financial Corp.	11,946	157,807
TCF Financial Corp.	5,313	112,901
TrustCo Bank Corp. NY	2,901	29,880
Trustmark Corp.	2,127	48,942
U.S. Bancorp	74,693	2,535,827
UCBH Holdings Inc.	4,161	58,753
Umpqua Holdings Corp.	2,391	39,212
UnionBanCal Corp.	2,325	114,064
United Bancshares Inc.	1,654	53,193
United Community Banks Inc.	2,044	39,470
Valley National Bancorp	4,927	99,772
W Holding Co. Inc.(b)	5,273	7,646
Wachovia Corp.	85,663	3,334,861
Webster Financial Corp.	2,212	74,920
Wells Fargo & Co.	138,050	4,695,080
Westamerica Bancorporation	1,322	65,465
Whitney Holding Corp.	2,773	74,427
Wilmington Trust Corp.	2,780	96,939
Wintrust Financial Corp.	1,106	42,072
Zions Bancorporation	4,594	251,476

		33,997,199

BEVERAGES—2.11%
Anheuser-Busch Companies Inc.	32,008	1,489,012
Brown-Forman Corp. Class A	519	33,626
Brown-Forman Corp. Class B	2,361	148,696
Coca-Cola Co. (The)	92,067	5,447,604
Coca-Cola Enterprises Inc.	11,834	273,010
Constellation Brands Inc. Class A(a)	8,834	184,631
Hansen Natural Corp.(a)(b)	3,040	117,222
Molson Coors Brewing Co. Class B	6,467	288,881
Pepsi Bottling Group Inc.	5,902	205,685
PepsiAmericas Inc.	2,637	64,976
PepsiCo Inc.	69,880	4,765,117

		13,018,460
BIOTECHNOLOGY—1.29%
Abraxis BioScience Inc.(a)	266	15,894
Affymetrix Inc.(a)	2,750	55,165
Alexion Pharmaceuticals Inc.(a)	1,633	106,668
Amgen Inc.(a)	46,920	2,186,003
Biogen Idec Inc.(a)	12,622	769,311
Bio-Rad Laboratories Inc. Class A(a)	785	74,740
Cambrex Corp.	1,095	10,402
Celera Group(a)	2,931	44,903
Celgene Corp.(a)	16,521	926,993
Charles River Laboratories International Inc.(a)	2,886	179,221
Enzo Biochem Inc.(a)	1,598	14,925
Enzon Pharmaceuticals Inc.(a)	1,831	15,325
Genentech Inc.(a)	20,002	1,403,940
Genzyme Corp.(a)	11,236	877,869
Human Genome Sciences Inc.(a)	6,260	34,931
Illumina Inc.(a)	2,454	156,320
Incyte Corp.(a)	3,900	46,722
InterMune Inc.(a)	1,218	20,426
Invitrogen Corp.(a)	2,182	186,932
Martek Biosciences Corp.(a)	1,290	36,765
Millennium Pharmaceuticals Inc.(a)	13,502	204,825
Millipore Corp.(a)	2,313	162,257
Myriad Genetics Inc.(a)	1,849	79,525
Nektar Therapeutics(a)	3,645	25,989
PDL BioPharma Inc.(a)	4,725	70,544
Regeneron Pharmaceuticals Inc.(a)	2,981	60,455
Savient Pharmaceuticals Inc.(a)	2,382	46,092
Vertex Pharmaceuticals Inc.(a)	5,568	113,364

		7,926,506
BUILDING MATERIALS—0.24%
Eagle Materials Inc.	2,048	77,210
Lennox International Inc.	2,639	98,065
Martin Marietta Materials Inc.	1,883	231,082
Masco Corp.	16,332	374,493
NCI Building Systems Inc.(a)	751	21,599
Owens Corning(a)	3,714	80,742
Simpson Manufacturing Co. Inc.(b)	1,396	38,460
Texas Industries Inc.	1,182	66,984
Trane Inc.	7,678	343,821
USG Corp.(a)(b)	3,369	123,305

		1,455,761
CHEMICALS—1.68%
A. Schulman Inc.	1,315	26,813
Air Products and Chemicals Inc.	8,689	782,184
Airgas Inc.	2,951	136,956
Albemarle Corp.	3,191	115,706

Ashland Inc.	2,526	115,009
Cabot Corp.	2,436	72,422
Celanese Corp. Class A	6,710	249,478
CF Industries Holdings Inc.	2,123	227,012
Chemtura Corp.	9,684	64,883
Cytec Industries Inc.	1,775	100,483
Dow Chemical Co. (The)	41,113	1,589,429
E.I. du Pont de Nemours and Co.	39,221	1,772,005
Eastman Chemical Co.	3,591	237,257
Ecolab Inc.	7,667	369,933
Ferro Corp.	1,812	32,036
FMC Corp.	3,105	165,062
Georgia Gulf Corp.	1,456	11,357
H.B. Fuller Co.	2,577	53,499
Hercules Inc.	4,777	83,741
Huntsman Corp.	4,009	97,178
International Flavors & Fragrances Inc.	3,614	153,993
Lubrizol Corp.	2,882	151,622
Minerals Technologies Inc.	877	47,709
Mosaic Co. (The)(a)	6,315	574,728
Olin Corp.	2,902	59,462
OM Group Inc.(a)	1,309	75,110
PPG Industries Inc.	7,084	468,182
Praxair Inc.	13,786	1,115,425
Rohm & Haas Co.	6,941	370,302
RPM International Inc.	5,355	115,882
Sensient Technologies Corp.	1,840	48,870
Sherwin-Williams Co. (The)	4,750	271,747
Sigma-Aldrich Corp.	4,762	236,481
Terra Industries Inc.(a)	3,853	173,655
Valspar Corp. (The)	3,990	79,920
W.R. Grace & Co.(a)	2,484	56,188
Zep Inc.	993	16,404

		10,318,123
COAL—0.30%
Alpha Natural Resources Inc.(a)	2,696	90,208
Arch Coal Inc.	5,988	263,472
CONSOL Energy Inc.	7,891	576,043
Foundation Coal Holdings Inc.	1,989	104,025
International Coal Group Inc.(a)(b)	4,615	28,659
Massey Energy Co.	3,448	128,197
Patriot Coal Corp.(a)	1,122	44,600
Peabody Energy Corp.	11,420	616,908

		1,852,112
COMMERCIAL SERVICES—1.33%
Accenture Ltd.	25,731	890,807
Administaff Inc.	1,024	30,730
Alliance Data Systems Corp.(a)	3,396	171,736
Apollo Group Inc. Class A(a)	6,099	486,334
Arbitron Inc.	1,283	51,282
Avis Budget Group Inc.(a)	4,222	56,364
BearingPoint Inc.(a)	7,638	14,970
Bowne & Co. Inc.	1,479	18,192
Career Education Corp.(a)	4,070	88,482
Chemed Corp.	1,040	53,279
ChoicePoint Inc.(a)	3,342	111,255
Convergys Corp.(a)	5,905	91,587
Corinthian Colleges Inc.(a)	3,710	31,349
Corporate Executive Board Co. (The)	1,755	101,000
Corrections Corp. of America(a)	5,152	136,734
Deluxe Corp.	2,180	53,018

DeVry Inc.	2,563	141,452
Equifax Inc.	6,207	230,218
Forrester Research Inc.(a)	717	17,208
FTI Consulting Inc.(a)	2,002	110,731
Gartner Inc.(a)	2,823	41,922
H&R Block Inc.	13,614	262,342
Hertz Global Holdings Inc.(a)	5,373	80,165
Hewitt Associates Inc. Class A(a)	4,340	161,318
Iron Mountain Inc.(a)	7,719	265,456
ITT Educational Services Inc.(a)	1,835	167,627
Live Nation Inc.(a)	2,554	27,839
Manpower Inc.	3,664	206,137
McKesson Corp.	12,642	793,791
Monster Worldwide Inc.(a)	5,009	139,501
Moody’s Corp.	10,023	350,705
MPS Group Inc.(a)	4,243	42,642
Navigant Consulting Inc.(a)	2,148	25,432
PAREXEL International Corp.(a)	1,110	60,395
Pharmaceutical Product Development Inc.	4,385	190,134
PHH Corp.(a)	2,086	39,196
Pre-Paid Legal Services Inc.(a)	580	32,219
Quanta Services Inc.(a)	7,350	161,112
R.R. Donnelley & Sons Co.	9,227	321,930
Rent-A-Center Inc.(a)	3,076	52,600
Resources Connection Inc.	2,191	45,858
Robert Half International Inc.	6,973	193,710
SAIC Inc.(a)	5,219	98,639
Service Corp. International	12,927	155,512
Sotheby’s Holdings Inc. Class A	2,743	85,225
Spherion Corp.(a)	2,382	15,912
Stewart Enterprises Inc. Class A	3,869	27,547
Strayer Education Inc.	622	107,345
TeleTech Holdings Inc.(a)	1,489	29,378
TrueBlue Inc.(a)	2,398	34,219
United Rentals Inc.(a)	3,188	58,181
Valassis Communications Inc.(a)	2,031	19,416
Viad Corp.	953	25,493
VistaPrint Ltd.(a)	1,603	59,648
Watson Wyatt Worldwide Inc.	1,890	92,893
Weight Watchers International Inc.	1,903	81,068
Western Union Co.	32,845	735,728

		8,174,963
COMPUTERS—4.01%
Affiliated Computer Services Inc. Class A(a)	4,114	200,557
Agilysys Inc.	1,457	22,176
Apple Inc.(a)	37,876	5,126,895
Brocade Communications Systems Inc.(a)	17,146	118,136
CACI International Inc. Class A(a)	1,225	53,398
Cadence Design Systems Inc.(a)	11,787	119,638
CIBER Inc.(a)	2,378	11,462
Cognizant Technology Solutions Corp.(a)	12,226	341,105
Computer Sciences Corp.(a)	7,525	318,458
Dell Inc.(a)	85,775	1,718,931
Diebold Inc.	2,958	76,553
DST Systems Inc.(a)	2,254	161,161
Electronic Data Systems Corp.	21,769	437,557
Electronics For Imaging Inc.(a)	2,209	32,605
EMC Corp.(a)	90,692	1,439,282
FactSet Research Systems Inc.	1,966	109,958
Hewlett-Packard Co.	111,573	4,881,319
Hutchinson Technology Inc.(a)	1,100	17,347
IHS Inc. Class A(a)	1,362	84,362

Imation Corp.	1,455	37,699
International Business Machines Corp.	59,080	6,341,647
Jack Henry & Associates Inc.	3,573	87,824
Lexmark International Inc. Class A(a)	4,223	152,915
Mentor Graphics Corp.(a)	3,169	26,144
MICROS Systems Inc.(a)	1,671	102,900
NCR Corp.(a)	7,614	163,549
Network Appliance Inc.(a)	15,606	362,371
Palm Inc.(b)	3,832	20,769
Perot Systems Corp. Class A(a)	3,660	44,432
Quantum Corp.(a)	6,802	15,645
SanDisk Corp.(a)	9,753	248,214
Seagate Technology	23,447	475,271
Silicon Storage Technology Inc.(a)	3,493	9,920
SRA International Inc. Class A(a)	1,741	47,756
Sun Microsystems Inc.(a)	37,745	660,538
Synopsys Inc.(a)	6,031	132,803
Teradata Corp.(a)	7,614	181,365
Unisys Corp.(a)	13,602	56,584
Western Digital Corp.(a)	9,505	251,407

		24,690,653
COSMETICS & PERSONAL CARE—1.88%
Alberto-Culver Co.	3,714	99,498
Avon Products Inc.	18,596	651,232
Colgate-Palmolive Co.	22,302	1,717,254
Estee Lauder Companies Inc. (The) Class A	4,782	201,800
Procter & Gamble Co. (The)	135,011	8,903,975

		11,573,759
DISTRIBUTION & WHOLESALE—0.22%
Brightpoint Inc.(a)	2,057	26,165
Fastenal Co.	5,969	241,207
Genuine Parts Co.	7,335	322,227
Ingram Micro Inc. Class A(a)	6,369	113,241
Owens & Minor Inc.	1,722	71,153
Pool Corp.	2,169	53,444
Tech Data Corp.(a)	2,373	81,584
United Stationers Inc.(a)	1,434	79,243
W.W. Grainger Inc.	3,115	247,861
Watsco Inc.	921	33,966
WESCO International Inc.(a)	2,044	86,339

		1,356,430
DIVERSIFIED FINANCIAL SERVICES—6.03%
Affiliated Managers Group Inc.(a)	1,287	126,525
American Express Co.	45,095	2,224,085
AmeriCredit Corp.(a)	5,067	67,442
Ameriprise Financial Inc.	10,173	562,669
Bear Stearns Companies Inc. (The)	4,870	439,761
BlackRock Inc.	849	187,714
Capital One Financial Corp.	17,879	979,948
Charles Schwab Corp. (The)	41,467	924,714
CIT Group Inc.	8,298	232,012
Citigroup Inc.	222,925	6,290,944
CME Group Inc.	2,323	1,437,705
CompuCredit Corp.(a)(b)	1,589	23,358
Countrywide Financial Corp.	24,988	173,916
E*TRADE Financial Corp.(a)(b)	17,930	89,112
Eaton Vance Corp.	5,291	197,196
Federal Home Loan Mortgage Corp.	28,584	868,668
Federal National Mortgage Association	42,007	1,422,357
Federated Investors Inc. Class B	4,189	178,326

First Marblehead Corp. (The)(b)	2,523	41,478
Franklin Resources Inc.	7,124	742,535
Friedman Billings Ramsey Group Inc. Class A	10,238	33,069
Goldman Sachs Group Inc. (The)	15,573	3,126,591
IndyMac Bancorp Inc.(b)	2,818	23,023
IntercontinentalExchange Inc.(a)	2,954	413,442
Investment Technology Group Inc.(a)	1,928	90,558
Janus Capital Group Inc.	7,963	215,081
Jefferies Group Inc.	4,477	90,525
JPMorgan Chase & Co.	146,356	6,959,228
Knight Capital Group Inc. Class A(a)	4,455	74,621
LaBranche & Co. Inc.(a)	4,059	23,177
Lazard Ltd. Class A	2,064	81,569
Legg Mason Inc.	5,547	399,384
Lehman Brothers Holdings Inc.	22,892	1,468,980
Merrill Lynch & Co. Inc.	34,916	1,969,262
MF Global Ltd.(a)	3,989	119,869
Morgan Stanley	41,764	2,064,395
NASDAQ Stock Market Inc. (The)(a)	4,435	205,207
National Financial Partners Corp.	1,471	53,103
NYMEX Holdings Inc.	2,631	302,565
NYSE Euronext Inc.	8,197	644,694
Piper Jaffray Companies(a)	784	37,146
Raymond James Financial Inc.	4,088	114,832
SLM Corp.	22,210	483,067
SWS Group Inc.	1,108	17,008
T. Rowe Price Group Inc.	11,310	572,173
TD Ameritrade Holding Corp.(a)	10,509	197,149
Waddell & Reed Financial Inc. Class A	3,610	119,780

		37,109,963
ELECTRIC—3.40%
AES Corp. (The)(a)	28,794	549,390
Allegheny Energy Inc.	7,056	386,598
ALLETE Inc.	1,101	42,377
Alliant Energy Corp.	4,715	173,983
Ameren Corp.	8,754	392,267
American Electric Power Co. Inc.	16,898	723,741
Aquila Inc.(a)	16,609	58,298
Avista Corp.	2,033	40,965
Black Hills Corp.	1,517	58,769
CenterPoint Energy Inc.	12,043	192,808
Cleco Corp.	2,455	63,462
CMS Energy Corp.	9,583	150,166
Consolidated Edison Inc.	11,638	507,184
Constellation Energy Group Inc.	7,828	735,519
Dominion Resources Inc.	25,231	1,084,933
DPL Inc.	5,231	145,213
DTE Energy Co.	7,428	316,804
Duke Energy Corp.	54,188	1,011,148
Dynegy Inc. Class A(a)	18,278	128,312
Edison International	12,894	672,551
El Paso Electric Co.(a)	2,084	48,828
Energy East Corp.	6,847	172,887
Entergy Corp.	8,484	917,799
Exelon Corp.	28,707	2,187,186
FirstEnergy Corp.	13,070	930,845
FPL Group Inc.	16,048	1,034,775
Great Plains Energy Inc.	3,763	104,912
Hawaiian Electric Industries Inc.	3,419	76,859
IDACORP Inc.	1,953	63,746
Integrys Energy Group Inc.	3,294	160,154
ITC Holdings Corp.	1,978	104,518

MDU Resources Group Inc.	7,167	185,769
Mirant Corp.(a)	10,947	403,287
Northeast Utilities	6,437	178,434
NorthWestern Corp.	1,771	51,182
NRG Energy Inc.(a)	10,646	410,829
NSTAR	4,418	143,276
OGE Energy Corp.	3,930	128,629
Pepco Holdings Inc.	8,447	215,061
PG&E Corp.	15,044	617,406
Pinnacle West Capital Corp.	4,257	163,554
PNM Resources Inc.	2,679	51,758
PPL Corp.	16,523	808,305
Progress Energy Inc.	11,056	499,400
Public Service Enterprise Group Inc.	10,777	1,034,592
Puget Energy Inc.	4,984	130,332
Reliant Energy Inc.(a)	14,951	318,008
SCANA Corp.	4,508	168,103
Sierra Pacific Resources Corp.	9,345	139,895
Southern Co. (The)	32,610	1,185,373
TECO Energy Inc.	8,794	146,596
UniSource Energy Corp.	1,427	41,925
Westar Energy Inc.	4,133	100,680
Wisconsin Energy Corp.	5,011	228,151
Xcel Energy Inc.	18,027	374,781

		20,962,323
ELECTRICAL COMPONENTS & EQUIPMENT—0.45%
AMETEK Inc.	4,573	201,395
Belden Inc.	1,870	79,101
Emerson Electric Co.	34,074	1,732,322
Energizer Holdings Inc.(a)	2,426	227,122
Energy Conversion Devices Inc.(a)(b)	1,485	34,274
General Cable Corp.(a)	2,149	124,663
GrafTech International Ltd.(a)	4,059	61,088
Hubbell Inc. Class B	2,253	107,423
Littelfuse Inc.(a)	914	27,776
Molex Inc.	2,760	66,350
Molex Inc. Class A	3,371	78,511
Power-One Inc.(a)	2,945	6,744

		2,746,769
ELECTRONICS—0.99%
Agilent Technologies Inc.(a)	17,232	584,337
Amphenol Corp. Class A	7,589	303,105
Applied Biosystems Group	7,734	243,853
Arrow Electronics Inc.(a)	5,274	180,476
Avnet Inc.(a)	6,296	224,201
AVX Corp.	2,320	30,230
Benchmark Electronics Inc.(a)	2,929	51,990
Brady Corp. Class A	2,226	67,604
Checkpoint Systems Inc.(a)	1,461	34,713
CTS Corp.	1,283	13,600
Cymer Inc.(a)	1,473	39,786
Dionex Corp.(a)	921	64,562
Electro Scientific Industries Inc.(a)	1,114	18,314
Flextronics International Ltd.(a)	37,422	437,837
FLIR Systems Inc.(a)	5,614	169,992
Garmin Ltd.	5,463	394,155
Gentex Corp.	6,258	99,252
Itron Inc.(a)	1,284	105,802
Jabil Circuit Inc.	7,794	103,270
KEMET Corp.(a)	3,688	19,214

Methode Electronics Inc.	1,493	18,095
Mettler-Toledo International Inc.(a)	1,701	168,909
National Instruments Corp.	2,448	65,753
Orbotech Ltd.(a)	1,293	22,162
Park Electrochemical Corp.	737	17,452
PerkinElmer Inc.	5,082	126,491
Plexus Corp.(a)	1,829	41,317
Sanmina-SCI Corp.(a)	22,903	35,958
Taser International Inc.(a)(b)	2,940	33,781
Technitrol Inc.	1,473	33,378
Thermo Fisher Scientific Inc.(a)	18,222	938,251
Thomas & Betts Corp.(a)	2,594	117,378
Trimble Navigation Ltd.(a)	5,142	136,006
Tyco Electronics Ltd.	21,353	721,945
Varian Inc.(a)	1,314	71,284
Vishay Intertechnology Inc.(a)	7,161	75,119
Waters Corp.(a)	4,287	246,288
Woodward Governor Co.	1,101	69,121

		6,124,981
ENERGY - ALTERNATE SOURCES—0.09%
Covanta Holding Corp.(a)	4,871	123,675
First Solar Inc.(a)	1,535	279,017
Headwaters Inc.(a)(b)	1,591	17,931
SunPower Corp. Class A(a)(b)	1,655	114,344

		534,967
ENGINEERING & CONSTRUCTION—0.40%
Dycom Industries Inc.(a)	1,847	43,626
EMCOR Group Inc.(a)	2,801	61,426
Fluor Corp.	3,792	461,373
Foster Wheeler Ltd.(a)	6,178	423,008
Granite Construction Inc.	1,399	53,260
Insituform Technologies Inc. Class A(a)	1,103	14,008
Jacobs Engineering Group Inc.(a)	5,141	392,978
KBR Inc.(a)	7,253	229,122
McDermott International Inc.(a)	9,913	467,695
Shaw Group Inc. (The)(a)	3,198	180,687
URS Corp.(a)	3,264	143,290

		2,470,473
ENTERTAINMENT—0.21%
Bally Technologies Inc.(a)	2,091	99,615
DreamWorks Animation SKG Inc. Class A(a)	3,015	73,717
International Game Technology Inc.	14,021	598,276
International Speedway Corp. Class A	1,278	52,321
Macrovision Corp.(a)	2,235	37,526
Penn National Gaming Inc.(a)	3,125	162,969
Pinnacle Entertainment Inc.(a)	2,355	42,979
Regal Entertainment Group Class A	2,996	55,546
Scientific Games Corp. Class A(a)	2,854	67,925
Vail Resorts Inc.(a)	1,275	60,358
Warner Music Group Corp.	1,615	12,839

		1,264,071
ENVIRONMENTAL CONTROL—0.26%
Allied Waste Industries Inc.(a)	12,445	122,583
Mine Safety Appliances Co.	1,123	50,119
Nalco Holding Co.	6,115	128,048
Republic Services Inc.	7,507	225,210
Stericycle Inc.(a)	3,688	218,551
Tetra Tech Inc.(a)	2,425	47,748
Waste Connections Inc.(a)	3,077	89,725

Waste Management Inc.	22,100	716,924

		1,598,908
FOOD—1.60%
Campbell Soup Co.	10,261	324,350
Chiquita Brands International Inc.(a)	1,663	31,065
ConAgra Foods Inc.	21,220	456,867
Corn Products International Inc.	3,149	106,436
Dean Foods Co.	5,644	158,032
Del Monte Foods Co.	8,436	75,671
Flowers Foods Inc.	3,620	86,880
General Mills Inc.	14,416	787,258
H.J. Heinz Co.	13,146	559,494
Hain Celestial Group Inc.(a)	1,651	44,577
Hershey Co. (The)	6,884	249,201
Hormel Foods Corp.	3,139	121,605
J.M. Smucker Co. (The)	2,379	111,171
Kellogg Co.	10,612	508,315
Kraft Foods Inc.	67,334	1,970,193
Kroger Co. (The)	28,197	717,614
McCormick & Co. Inc. NVS	4,603	155,213
Performance Food Group Co.(a)	1,465	46,338
Pilgrim’s Pride Corp.	1,748	42,704
Ralcorp Holdings Inc.(a)	1,286	69,971
Safeway Inc.	18,784	582,116
Sara Lee Corp.	31,238	439,206
Smithfield Foods Inc.(a)	5,477	152,534
SUPERVALU Inc.	9,082	273,005
Sysco Corp.	26,120	758,786
Tootsie Roll Industries Inc.	1,053	26,304
TreeHouse Foods Inc.(a)	1,240	25,879
Tyson Foods Inc. Class A	11,880	169,290
United Natural Foods Inc.(a)	1,717	41,174
Whole Foods Market Inc.	5,930	233,879
Wm. Wrigley Jr. Co.	9,307	534,501

		9,859,629
FOREST PRODUCTS & PAPER—0.40%
AbitibiBowater Inc.(b)	2,308	57,169
Domtar Corp.(a)	18,230	147,116
International Paper Co.	18,745	604,526
Louisiana-Pacific Corp.	4,441	67,814
MeadWestvaco Corp.	7,703	215,684
Neenah Paper Inc.	609	16,504
Plum Creek Timber Co. Inc.	7,692	321,141
Potlatch Corp.	1,831	78,605
Rayonier Inc.	3,272	138,471
Smurfit-Stone Container Corp.(a)	10,559	100,205
Temple-Inland Inc.	4,620	86,625
Wausau Paper Corp.	1,801	16,119
Weyerhaeuser Co.	9,283	628,645

		2,478,624
GAS—0.31%
AGL Resources Inc.	3,357	127,062
Atmos Energy Corp.	3,813	109,509
Energen Corp.	2,760	173,604
New Jersey Resources Corp.	1,072	50,266
Nicor Inc.	1,974	80,934
NiSource Inc.	11,517	218,708
Northwest Natural Gas Co.	1,106	52,358
Piedmont Natural Gas Co.	3,222	80,776
Sempra Energy	10,019	560,062

Southern Union Co.	4,762	129,431
Southwest Gas Corp.	1,769	50,505
UGI Corp.	4,244	112,975
Vectren Corp.	3,243	89,020
WGL Holdings Inc.	2,020	65,125

		1,900,335
HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	1,793	54,292
Black & Decker Corp. (The)	2,911	211,164
Kennametal Inc.	3,262	99,915
Lincoln Electric Holdings Inc.	1,736	107,024
Regal Beloit Corp.	1,347	51,078
Snap-On Inc.	2,388	117,299
Stanley Works (The)	3,545	182,071

		822,843
HEALTH CARE - PRODUCTS—3.47%
Advanced Medical Optics Inc.(a)	2,615	54,993
Alcon Inc.	3,256	462,352
American Medical Systems Holdings Inc.(a)	2,762	39,469
ArthroCare Corp.(a)(b)	1,145	45,834
Baxter International Inc.	27,684	1,681,526
Beckman Coulter Inc.	2,732	181,678
Becton, Dickinson and Co.	9,840	851,455
Boston Scientific Corp.(a)	58,873	714,129
C.R. Bard Inc.	4,521	436,593
Cooper Companies Inc. (The)	1,808	71,199
Covidien Ltd.	21,285	949,950
Datascope Corp.	560	18,155
DENTSPLY International Inc.	6,139	253,602
Edwards Lifesciences Corp.(a)	2,521	116,647
Gen-Probe Inc.(a)	2,223	127,044
Haemonetics Corp.(a)	1,104	66,063
Henry Schein Inc.(a)	3,668	213,221
Hillenbrand Industries Inc.	2,384	123,300
Hologic Inc.(a)	5,281	339,885
IDEXX Laboratories Inc.(a)	2,842	160,204
Immucor Inc.(a)	2,904	83,751
Intuitive Surgical Inc.(a)	1,647	418,338
Invacare Corp.	1,280	31,155
Inverness Medical Innovations Inc.(a)	3,108	140,015
Johnson & Johnson	123,715	7,826,211
Kinetic Concepts Inc.(a)	2,199	109,466
Medtronic Inc.	49,217	2,292,036
Mentor Corp.	1,646	56,985
Patterson Companies Inc.(a)	5,423	173,753
PSS World Medical Inc.(a)	2,881	49,812
ResMed Inc.(a)	3,153	146,867
Respironics Inc.(a)	3,058	200,330
St. Jude Medical Inc.(a)	14,726	596,550
Steris Corp.	2,949	73,076
Stryker Corp.	13,559	908,046
TECHNE Corp.(a)	1,676	108,940
Varian Medical Systems Inc.(a)	5,422	281,890
Ventana Medical Systems Inc.(a)	1,449	129,033
West Pharmaceutical Services Inc.	1,333	52,120
Zimmer Holdings Inc.(a)	10,237	801,250

		21,386,923
HEALTH CARE - SERVICES—1.58%
Aetna Inc.	21,910	1,166,927
AMERIGROUP Corp.(a)	2,325	87,234

Apria Healthcare Group Inc.(a)	2,046	43,416
Brookdale Senior Living Inc.	2,139	47,742
Centene Corp.(a)	1,819	43,547
Community Health Systems Inc.(a)	3,900	125,190
Covance Inc.(a)	2,711	225,447
Coventry Health Care Inc.(a)	6,777	383,443
DaVita Inc.(a)	4,454	237,621
Health Management Associates Inc. Class A	10,011	53,959
Health Net Inc.(a)	4,813	223,756
HealthSouth Corp.(a)	3,305	56,251
Healthways Inc.(a)	1,470	82,761
Humana Inc.(a)	7,087	569,086
Laboratory Corp. of America Holdings(a)	5,159	381,147
LifePoint Hospitals Inc.(a)(b)	2,328	62,856
Lincare Holdings Inc.(a)	4,071	136,012
Magellan Health Services Inc.(a)	1,665	72,827
Odyssey Healthcare Inc.(a)	1,439	12,678
Pediatrix Medical Group Inc.(a)	2,036	138,631
Psychiatric Solutions Inc.(a)	2,224	67,098
Quest Diagnostics Inc.	6,447	317,966
Sierra Health Services Inc.(a)	2,241	96,318
Sunrise Senior Living Inc.(a)	1,775	50,960
Tenet Healthcare Corp.(a)	19,505	86,407
UnitedHealth Group Inc.	56,086	2,851,412
Universal Health Services Inc. Class B	2,196	103,497
WellCare Health Plans Inc.(a)	1,673	78,614
WellPoint Inc.(a)	24,877	1,945,381

		9,748,184
HOLDING COMPANIES - DIVERSIFIED—0.07%
Leucadia National Corp.	7,054	311,575
Walter Industries Inc.	2,257	94,613

		406,188
HOME BUILDERS—0.21%
Beazer Homes USA Inc.(b)	1,590	13,865
Centex Corp.	5,056	140,456
Champion Enterprises Inc.(a)	2,928	28,607
D.R. Horton Inc.	11,275	194,494
Fleetwood Enterprises Inc.(a)	2,363	11,059
Hovnanian Enterprises Inc. Class A(a)(b)	1,857	18,366
KB Home	3,341	91,877
Lennar Corp. Class A	5,293	109,036
M.D.C. Holdings Inc.	1,357	62,788
Meritage Homes Corp.(a)(b)	956	15,344
Monaco Coach Corp.	1,284	13,058
NVR Inc.(a)	225	142,087
Pulte Homes Inc.	8,712	142,354
Ryland Group Inc.	1,965	66,240
Standard-Pacific Corp.(b)	2,748	10,470
Thor Industries Inc.	1,492	52,697
Toll Brothers Inc.(a)	5,474	127,435
Winnebago Industries Inc.(b)	1,475	31,063

		1,271,296
HOME FURNISHINGS—0.09%
Ethan Allen Interiors Inc.	1,165	36,057
Furniture Brands International Inc.	1,696	16,197
Harman International Industries Inc.	2,705	125,972
La-Z-Boy Inc.(b)	2,178	16,596
Tempur-Pedic International Inc.	3,290	65,208
Whirlpool Corp.	3,409	290,140

		550,170

HOUSEHOLD PRODUCTS & WARES—0.47%
ACCO Brands Corp.(a)	2,318	31,409
American Greetings Corp. Class A	2,581	52,962
Avery Dennison Corp.	4,040	209,353
Blyth Inc.	1,243	27,085
Church & Dwight Co. Inc.	2,717	144,599
Clorox Co. (The)	6,307	386,745
Fortune Brands Inc.	6,551	458,046
Fossil Inc.(a)	2,242	76,183
Jarden Corp.(a)	2,933	73,442
Kimberly-Clark Corp.	18,534	1,216,757
Scotts Miracle-Gro Co. (The) Class A	1,782	69,569
Tupperware Brands Corp.	2,571	95,127
WD-40 Co.	722	24,375

		2,865,652
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	11,749	283,386
Toro Co. (The)	1,814	89,503

		372,889
INSURANCE—4.34%
ACE Ltd.	13,917	811,918
Aflac Inc.	21,212	1,300,932
Alleghany Corp.(a)	214	80,892
Allied World Assurance Holdings Ltd.	1,432	68,206
Allstate Corp. (The)	25,007	1,232,095
Ambac Financial Group Inc.(b)	4,342	50,888
American Financial Group Inc.	2,850	79,031
American International Group Inc.	96,413	5,318,141
American National Insurance Co.	679	85,153
Aon Corp.	11,356	494,213
Arch Capital Group Ltd.(a)	1,986	139,934
Arthur J. Gallagher & Co.	4,222	107,281
Aspen Insurance Holdings Ltd.	3,131	88,357
Assurant Inc.	4,371	283,634
Assured Guaranty Ltd.	2,356	55,743
Axis Capital Holdings Ltd.	6,058	242,562
Brown & Brown Inc.	4,695	105,684
Chubb Corp.	16,926	876,598
CIGNA Corp.	12,419	610,518
Cincinnati Financial Corp.	6,837	263,498
Commerce Group Inc.	2,582	93,339
Conseco Inc.(a)	7,714	92,877
Delphi Financial Group Inc. Class A	1,935	60,720
Endurance Specialty Holdings Ltd.	2,369	95,992
Erie Indemnity Co. Class A	2,201	111,437
Everest Re Group Ltd.	2,695	274,055
Fidelity National Financial Inc.	9,017	177,545
First American Corp.	3,587	156,214
Genworth Financial Inc. Class A	18,936	460,902
Hanover Insurance Group Inc. (The)	2,211	100,711
Hartford Financial Services Group Inc. (The)	13,588	1,097,503
HCC Insurance Holdings Inc.	4,621	128,741
Hilb Rogal & Hobbs Co.	1,522	55,066
Horace Mann Educators Corp.	1,655	30,402
IPC Holdings Ltd.	2,443	62,858
Lincoln National Corp.	11,725	637,371
Loews Corp.	19,564	913,443
Markel Corp.(a)	431	199,553
Marsh & McLennan Companies Inc.	23,342	644,239
MBIA Inc.(b)	5,567	86,288

Mercury General Corp.	1,106	53,188
MetLife Inc.	19,547	1,152,687
MGIC Investment Corp.(b)	3,546	65,601
Montpelier Re Holdings Ltd.	4,102	70,308
Nationwide Financial Services Inc. Class A	2,414	106,626
Old Republic International Corp.	9,491	141,701
PartnerRe Ltd.	2,365	187,497
Philadelphia Consolidated Holding Corp.(a)	2,560	91,648
Phoenix Companies Inc. (The)	4,207	45,562
Platinum Underwriters Holdings Ltd.	2,655	89,606
PMI Group Inc. (The)	3,470	32,965
Principal Financial Group Inc.	11,580	690,284
ProAssurance Corp.(a)	1,306	75,356
Progressive Corp. (The)	29,460	546,778
Protective Life Corp.	2,935	116,637
Prudential Financial Inc.	19,704	1,662,426
Radian Group Inc.(b)	3,554	32,484
Reinsurance Group of America Inc.	1,435	83,187
RenaissanceRe Holdings Ltd.	2,869	163,504
RLI Corp.	944	53,242
Safeco Corp.	4,446	237,283
Selective Insurance Group Inc.	2,196	52,506
StanCorp Financial Group Inc.	2,242	110,329
Torchmark Corp.	4,193	256,025
Transatlantic Holdings Inc.	1,127	76,861
Travelers Companies Inc. (The)	28,204	1,356,612
Unitrin Inc.	2,063	84,892
Unum Group	15,505	350,723
W.R. Berkley Corp.	7,525	227,707
White Mountains Insurance Group Ltd.	329	159,565
Willis Group Holdings Ltd.	4,964	174,931
XL Capital Ltd. Class A	7,806	351,270
Zenith National Insurance Corp.	1,579	62,876

		26,737,401
INTERNET—2.08%
Akamai Technologies Inc.(a)(b)	7,123	215,115
Amazon.com Inc.(a)	12,900	1,002,330
Ariba Inc.(a)	3,314	33,041
Avocent Corp.(a)	2,038	33,831
Check Point Software Technologies Ltd.(a)	7,385	157,300
CNET Networks Inc.(a)	5,858	46,220
Digital River Inc.(a)	1,725	64,687
EarthLink Inc.(a)	5,308	36,147
eBay Inc.(a)	50,703	1,363,404
Equinix Inc.(a)	1,375	103,854
Expedia Inc.(a)	9,643	221,982
F5 Networks Inc.(a)	3,486	82,026
Google Inc. Class A(a)	10,187	5,748,524
HLTH Corp.(a)	7,503	83,959
IAC/InterActiveCorp(a)	8,723	226,275
InfoSpace Inc.	1,633	15,530
Interwoven Inc.(a)	1,691	21,425
j2 Global Communications Inc.(a)	2,098	45,967
Liberty Media Corp. - Liberty Interactive Group Series A(a)	25,999	413,644
McAfee Inc.(a)	6,828	229,830
NetFlix Inc.(a)(b)	2,353	59,178
NutriSystem Inc.(a)(b)	1,345	38,494
Openwave Systems Inc.	3,790	7,845
Priceline.com Inc.(a)	1,493	162,020
RealNetworks Inc.(a)	4,610	26,876
S1 Corp.(a)	2,753	15,582

SonicWALL Inc.(a)	2,219	19,483
Symantec Corp.(a)	38,615	692,367
TIBCO Software Inc.(a)	8,227	61,209
United Online Inc.	2,599	29,031
ValueClick Inc.(a)	4,262	93,039
VeriSign Inc.(a)	10,084	342,049
Vignette Corp.(a)	1,073	15,097
Websense Inc.(a)	1,754	35,957
Yahoo! Inc.(a)	54,814	1,051,333

		12,794,651
IRON & STEEL—0.38%
AK Steel Holding Corp.(a)	4,898	234,026
Allegheny Technologies Inc.	4,108	289,203
Carpenter Technology Corp.	2,248	138,567
Cleveland-Cliffs Inc.	1,756	178,831
Nucor Corp.	11,566	668,515
Reliance Steel & Aluminum Co.	2,668	131,292
Steel Dynamics Inc.	4,024	209,852
United States Steel Corp.	5,048	515,451

		2,365,737
LEISURE TIME—0.30%
Brunswick Corp.	4,017	76,283
Callaway Golf Co.	2,856	51,180
Carnival Corp.	18,004	800,998
Harley-Davidson Inc.	10,850	440,293
Life Time Fitness Inc.(a)	1,407	62,386
Polaris Industries Inc.(b)	1,771	76,932
Royal Caribbean Cruises Ltd.	6,082	244,983
WMS Industries Inc.(a)	1,734	64,852

		1,817,907
LODGING—0.40%
Boyd Gaming Corp.	2,388	63,831
Choice Hotels International Inc.	1,415	47,261
Gaylord Entertainment Co.(a)	1,715	50,061
Las Vegas Sands Corp.(a)	4,454	390,482
Marriott International Inc. Class A	14,479	520,665
MGM MIRAGE(a)	5,402	395,534
Orient-Express Hotels Ltd.	1,758	90,976
Starwood Hotels & Resorts Worldwide Inc.	9,105	412,001
Wyndham Worldwide Corp.	8,131	191,566
Wynn Resorts Ltd.	2,813	323,439

		2,485,816
MACHINERY—1.04%
AGCO Corp.(a)	3,849	231,787
Albany International Corp. Class A	1,086	38,021
Astec Industries Inc.(a)	552	17,040
Briggs & Stratton Corp.	2,010	41,908
Bucyrus International Inc. Class A	1,594	147,780
Caterpillar Inc.	27,866	1,982,387
Cognex Corp.	1,655	25,321
Cummins Inc.	7,980	385,274
Deere & Co.	19,225	1,687,186
Flowserve Corp.	2,481	203,740
Gardner Denver Inc.(a)	2,264	73,444
Graco Inc.	2,799	95,782
IDEX Corp.	3,372	105,308
Intermec Inc.(a)	2,053	40,896
Joy Global Inc.	4,846	305,540
Manitowoc Co. Inc. (The)	5,524	210,575

Nordson Corp.	1,300	64,844
Rockwell Automation Inc.	6,039	344,344
Terex Corp.(a)	4,408	259,014
Wabtec Corp.	1,971	67,783
Zebra Technologies Corp. Class A(a)	2,941	90,318

		6,418,292
MANUFACTURING—4.56%
Actuant Corp. Class A	2,164	59,142
Acuity Brands Inc.	1,987	90,428
AptarGroup Inc.	2,771	104,522
Brink’s Co. (The)	1,985	120,351
Carlisle Companies Inc.	2,560	85,248
Ceradyne Inc.(a)	1,094	52,676
CLARCOR Inc.	2,150	80,646
Cooper Industries Ltd.	8,860	394,624
Crane Co.	2,079	84,969
Danaher Corp.	10,550	785,447
Donaldson Co. Inc.	2,990	125,281
Dover Corp.	8,601	347,136
Eastman Kodak Co.	12,375	246,634
Eaton Corp.	6,234	515,926
ESCO Technologies Inc.(a)	946	35,466
General Electric Co.	437,338	15,486,139
Harsco Corp.	3,511	199,846
Hexcel Corp.(a)	3,799	82,932
Honeywell International Inc.	29,560	1,746,109
Illinois Tool Works Inc.	20,463	1,031,335
Ingersoll-Rand Co. Ltd. Class A	12,203	482,263
ITT Industries Inc.	7,770	461,771
Lancaster Colony Corp.	1,053	36,708
Leggett & Platt Inc.	7,975	151,685
Matthews International Corp. Class A	1,329	64,948
Pall Corp.	5,114	188,655
Parker Hannifin Corp.	7,436	502,748
Pentair Inc.	4,076	129,454
Roper Industries Inc.	3,774	211,042
SPX Corp.	2,462	247,677
Teleflex Inc.	1,585	93,705
Textron Inc.	10,678	598,502
3M Co.	28,546	2,273,689
Tredegar Corp.	1,099	15,232
Trinity Industries Inc.	3,374	95,552
Tyco International Ltd.	21,260	836,794

		28,065,282
MEDIA—2.66%
Belo Corp.	4,046	67,204
Cablevision Systems Corp.(a)	9,610	225,643
CBS Corp. Class A	739	18,638
CBS Corp. Class B	25,008	629,952
Charter Communications Inc. Class A(a)(b)	20,327	23,783
Clear Channel Communications Inc.	19,349	594,208
Comcast Corp. Class A(a)	82,569	1,499,453
Comcast Corp. Class A Special(a)	43,643	785,138
CTC Media Inc.(a)	1,498	39,982
DIRECTV Group Inc. (The)(a)	31,020	700,432
Discovery Holding Co. Class A(a)	11,490	266,798
Dish Network Corp. Class A(a)	8,765	247,524
E.W. Scripps Co. Class A	3,523	143,457
Entercom Communications Corp.	1,654	20,361
Gannett Co. Inc.	10,062	372,294
Gemstar-TV Guide International Inc.(a)	11,167	48,130

Idearc Inc.	6,002	97,593
John Wiley & Sons Inc. Class A	1,860	73,321
Lee Enterprises Inc.	1,466	17,504
Liberty Global Inc. Class A(a)	8,171	330,190
Liberty Global Inc. Class C(a)	8,457	314,600
Liberty Media Corp. - Liberty Capital Group Series A(a)	5,497	591,587
McClatchy Co. (The) Class A(b)	2,341	25,213
McGraw-Hill Companies Inc. (The)	14,670	627,289
Media General Inc. Class A	912	17,346
Meredith Corp.	1,626	76,406
New York Times Co. (The) Class A	5,917	99,051
News Corp. Class A	79,838	1,508,938
News Corp. Class B	18,760	364,694
Radio One Inc. Class D(a)	2,940	4,704
Scholastic Corp.(a)	1,399	47,944
Sinclair Broadcast Group Inc. Class A	1,667	15,003
Sirius Satellite Radio Inc.(a)(b)	57,397	183,670
Time Warner Cable Inc. Class A(a)	6,576	165,452
Time Warner Inc.	155,755	2,451,584
Viacom Inc. Class A(a)	755	29,415
Viacom Inc. Class B(a)	24,611	953,922
Walt Disney Co. (The)	77,547	2,320,982
Washington Post Co. (The) Class B	260	193,440
XM Satellite Radio Holdings Inc. Class A(a)	13,012	161,349

		16,354,194
METAL FABRICATE & HARDWARE—0.19%
Commercial Metals Co.	4,944	140,162
Kaydon Corp.	1,242	54,263
Mueller Industries Inc.	1,626	45,528
Mueller Water Products Inc. Class B	4,320	37,066
Precision Castparts Corp.	5,887	669,941
Quanex Corp.	1,662	87,105
Timken Co. (The)	3,499	105,775
Worthington Industries Inc.	3,062	50,186

		1,190,026
MINING—0.76%
Alcoa Inc.	37,154	1,229,797
Coeur d’Alene Mines Corp.(a)	25,283	115,543
Freeport-McMoRan Copper & Gold Inc.	16,484	1,467,571
Kaiser Aluminum Corp.	637	40,743
Newmont Mining Corp.	18,555	1,008,279
RTI International Metals Inc.(a)	992	54,808
Southern Copper Corp.	3,114	292,218
Stillwater Mining Co.(a)	1,660	17,297
Titanium Metals Corp.	4,360	94,786
USEC Inc.(a)	3,795	30,626
Vulcan Materials Co.	4,286	336,280

		4,687,948
OFFICE & BUSINESS EQUIPMENT—0.16%
IKON Office Solutions Inc.	4,336	35,468
Pitney Bowes Inc.	9,500	348,650
Xerox Corp.	40,191	618,941

		1,003,059
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	2,887	91,749
HNI Corp.(b)	1,877	63,180
Interface Inc. Class A	2,031	32,415
Steelcase Inc. Class A	2,979	45,668

		233,012

OIL & GAS—9.15%
Anadarko Petroleum Corp.	20,078	1,176,370
Apache Corp.	14,114	1,347,040
Atwood Oceanics Inc.(a)	1,152	95,720
Berry Petroleum Co. Class A	1,514	56,730
Cabot Oil & Gas Corp.	4,165	161,144
Cheniere Energy Inc.(a)	2,483	74,763
Chesapeake Energy Corp.	19,120	711,838
Chevron Corp.	92,212	7,791,914
Cimarex Energy Co.	3,606	147,161
Comstock Resources Inc.(a)	1,886	59,786
ConocoPhillips	64,093	5,147,950
Crosstex Energy Inc.	2,052	67,182
Delta Petroleum Corp.(a)	3,415	68,471
Denbury Resources Inc.(a)	10,398	263,069
Devon Energy Corp.	18,135	1,541,112
Diamond Offshore Drilling Inc.	2,835	320,157
Encore Acquisition Co.(a)	2,179	71,035
ENSCO International Inc.	6,235	318,733
EOG Resources Inc.	10,469	916,038
EXCO Resources Inc.(a)	3,624	54,324
Exxon Mobil Corp.	236,458	20,429,971
Forest Oil Corp.(a)	3,701	167,359
Frontier Oil Corp.	4,684	165,205
Grey Wolf Inc.(a)	7,840	46,726
Helmerich & Payne Inc.	4,008	157,194
Hess Corp.	12,250	1,112,668
Holly Corp.	2,158	104,490
Marathon Oil Corp.	30,974	1,451,132
Mariner Energy Inc.(a)	3,425	85,831
Murphy Oil Corp.	7,513	552,506
Nabors Industries Ltd.(a)	12,130	330,179
Newfield Exploration Co.(a)	5,574	278,031
Noble Corp.	11,428	500,204
Noble Energy Inc.	7,341	532,810
Occidental Petroleum Corp.	36,076	2,448,478
Parker Drilling Co.(a)	4,230	29,399
Patterson-UTI Energy Inc.	6,759	132,341
Penn Virginia Corp.	1,810	77,124
Petrohawk Energy Corp.(a)	8,096	127,512
Pioneer Natural Resources Co.	5,162	216,288
Plains Exploration & Production Co.(a)	5,211	253,463
Pride International Inc.(a)	7,175	227,519
Quicksilver Resources Inc.(a)	2,381	135,312
Range Resources Corp.	6,238	325,748
Rowan Companies Inc.	4,553	154,984
Southwestern Energy Co.(a)	7,227	404,062
St. Mary Land & Exploration Co.	2,747	96,777
Stone Energy Corp.(a)	1,101	45,141
Sunoco Inc.	5,183	322,383
Swift Energy Co.(a)	1,280	55,232
Tesoro Corp.	5,838	227,974
Transocean Inc.(a)	13,353	1,637,078
Ultra Petroleum Corp.(a)	6,445	443,416
Unit Corp.(a)	1,878	94,125
Valero Energy Corp.	23,579	1,395,641
Whiting Petroleum Corp.(a)	1,786	95,980
XTO Energy Inc.	20,672	1,073,704

		56,324,524

OIL & GAS SERVICES—1.79%
Baker Hughes Inc.	13,767	893,891
BJ Services Co.	12,635	274,811
Cameron International Corp.(a)	9,292	374,096
Core Laboratories NV(a)	1,070	120,589
Dresser-Rand Group Inc.(a)	3,667	116,244
Exterran Holdings Inc.(a)	2,843	185,477
FMC Technologies Inc.(a)	5,796	279,135
Global Industries Ltd.(a)	4,116	72,689
Grant Prideco Inc.(a)	5,456	271,600
Halliburton Co.	38,618	1,280,959
Helix Energy Solutions Group Inc.(a)	3,579	132,316
Hercules Offshore Inc.(a)	3,723	85,815
ION Geophysical Corp.(a)	3,149	39,048
Key Energy Services Inc.(a)	4,805	56,699
National Oilwell Varco Inc.(a)	15,414	928,385
Newpark Resources Inc.(a)	2,952	14,376
Oceaneering International Inc.(a)	2,258	130,016
Oil States International Inc.(a)	1,937	67,911
Schlumberger Ltd.	51,557	3,890,491
SEACOR Holdings Inc.(a)	972	85,730
Smith International Inc.	8,718	472,603
Superior Energy Services Inc.(a)	3,440	137,910
Tetra Technologies Inc.(a)	3,039	47,560
Tidewater Inc.	2,406	127,422
Weatherford International Ltd.(a)	14,619	903,600
W-H Energy Services Inc.(a)	1,256	61,104

		11,050,477
PACKAGING & CONTAINERS—0.22%
Ball Corp.	4,443	203,889
Bemis Co. Inc.	4,360	118,505
Crown Holdings Inc.(a)	6,788	166,442
Owens-Illinois Inc.(a)	6,232	314,093
Packaging Corp. of America	3,895	94,415
Pactiv Corp.(a)	5,799	165,909
Sealed Air Corp.	6,968	182,213
Sonoco Products Co.	4,364	134,673

		1,380,139
PHARMACEUTICALS—5.24%
Abbott Laboratories	66,556	3,747,103
Alkermes Inc.(a)	4,217	56,170
Allergan Inc.	12,997	873,268
Alpharma Inc. Class A(a)	1,836	37,675
AmerisourceBergen Corp.	7,707	359,532
Amylin Pharmaceuticals Inc.(a)	5,680	168,412
APP Pharmaceuticals Inc.(a)	1,070	11,246
Barr Pharmaceuticals Inc.(a)	4,550	237,465
BioMarin Pharmaceutical Inc.(a)	4,112	152,391
Bristol-Myers Squibb Co.	85,082	1,973,052
Cardinal Health Inc.	15,995	927,230
Cephalon Inc.(a)	2,798	183,633
Cubist Pharmaceuticals Inc.(a)	2,440	41,456
CV Therapeutics Inc.(a)(b)	3,396	28,458
Eli Lilly and Co.	41,843	2,155,751
Endo Pharmaceuticals Holdings Inc.(a)	5,603	146,462
Express Scripts Inc.(a)	9,475	639,468
Forest Laboratories Inc.(a)	13,556	539,122
Gilead Sciences Inc.(a)	40,158	1,834,819
Herbalife Ltd.	2,206	87,534
Hospira Inc.(a)	6,662	273,875
ImClone Systems Inc.(a)	2,797	121,586
King Pharmaceuticals Inc.(a)	9,942	104,292

Medarex Inc.(a)	5,480	54,745
Medco Health Solutions Inc.(a)	23,480	1,175,878
Medicines Co. (The)(a)	2,198	37,630
Medicis Pharmaceutical Corp. Class A	2,412	48,988
Merck & Co. Inc.	94,125	4,356,105
Mylan Inc.	12,516	186,614
NBTY Inc.(a)	2,627	63,626
Neurocrine Biosciences Inc.(a)	3,724	20,072
Noven Pharmaceuticals Inc.(a)	934	12,544
Omnicare Inc.	4,956	109,726
Onyx Pharmaceuticals Inc.(a)	2,525	120,013
OSI Pharmaceuticals Inc.(a)	2,536	101,136
Par Pharmaceutical Companies Inc.(a)	1,444	27,696
Perrigo Co.	3,663	112,967
Pfizer Inc.	295,422	6,909,921
PharMerica Corp.(a)	1,250	18,550
Schering-Plough Corp.	69,611	1,362,287
Sepracor Inc.(a)	4,816	136,004
Theravance Inc.(a)	1,981	39,085
United Therapeutics Corp.(a)	901	75,666
Valeant Pharmaceuticals International(a)	3,737	42,303
VCA Antech Inc.(a)	3,463	133,880
Watson Pharmaceuticals Inc.(a)	4,605	120,237
Wyeth	57,551	2,290,530

		32,256,203
PIPELINES—0.48%
El Paso Corp.	30,285	499,097
Equitable Resources Inc.	4,983	277,802
National Fuel Gas Co.	3,314	142,867
ONEOK Inc.	4,522	212,534
Questar Corp.	7,364	374,901
Spectra Energy Corp.	27,011	616,931
Williams Companies Inc. (The)	25,503	815,331

		2,939,463
REAL ESTATE—0.12%
Brookfield Properties Corp.	8,478	172,188
CB Richard Ellis Group Inc. Class A(a)	8,453	164,073
Forest City Enterprises Inc. Class A	2,676	106,639
Forestar Real Estate Group Inc.(a)	1,542	35,219
Jones Lang LaSalle Inc.	1,530	119,034
St. Joe Co. (The)(b)	3,096	120,187

		717,340
REAL ESTATE INVESTMENT TRUSTS—1.80%
Alexandria Real Estate Equities Inc.	1,329	130,548
AMB Property Corp.	4,205	212,771
American Financial Realty Trust	7,091	58,359
Annaly Capital Management Inc.	17,321	341,570
Apartment Investment and Management Co. Class A	4,070	161,335
AvalonBay Communities Inc.	3,343	314,075
BioMed Realty Trust Inc.	3,128	72,194
Boston Properties Inc.	5,143	472,745
Brandywine Realty Trust	3,647	68,746
BRE Properties Inc. Class A	2,190	95,462
Camden Property Trust	2,324	114,689
CapitalSource Inc.	6,538	107,289
CBL & Associates Properties Inc.	2,667	70,889
Colonial Properties Trust	1,893	46,644
Corporate Office Properties Trust	1,938	62,074
Cousins Properties Inc.	1,660	44,156

DCT Industrial Trust Inc.	7,970	75,476
Developers Diversified Realty Corp.	5,293	217,807
DiamondRock Hospitality Co.	4,109	54,033
Digital Realty Trust Inc.	2,666	95,256
Douglas Emmett Inc.	4,245	96,998
Duke Realty Corp.	6,168	145,812
Entertainment Properties Trust	1,099	54,401
Equity Lifestyle Properties Inc.	930	40,613
Equity Residential	12,297	460,031
Essex Property Trust Inc.	1,053	109,101
Federal Realty Investment Trust	2,363	174,389
FelCor Lodging Trust Inc.	2,995	40,462
First Industrial Realty Trust Inc.	1,912	66,595
Franklin Street Properties Corp.	2,669	38,300
General Growth Properties Inc.	9,763	356,545
HCP Inc.	9,077	276,032
Health Care REIT Inc.	3,462	148,485
Healthcare Realty Trust Inc.	2,015	52,047
Highwoods Properties Inc.	2,214	66,265
Home Properties Inc.	1,319	63,299
Hospitality Properties Trust	4,084	138,652
Host Hotels & Resorts Inc.	21,916	366,874
HRPT Properties Trust	9,455	75,167
iStar Financial Inc.	5,572	148,661
Kilroy Realty Corp.	1,387	68,005
Kimco Realty Corp.	9,323	333,857
LaSalle Hotel Properties	1,539	42,184
Lexington Realty Trust	2,918	43,624
Liberty Property Trust	3,639	116,848
Macerich Co. (The)	3,087	211,058
Mack-Cali Realty Corp.	2,748	97,609
Maguire Properties Inc.	1,907	52,595
Mid-America Apartment Communities Inc.	1,064	48,742
National Retail Properties Inc.	2,850	64,752
Nationwide Health Properties Inc.	3,787	119,518
Newcastle Investment Corp.(b)	2,964	37,050
Pennsylvania Real Estate Investment Trust	1,606	42,800
Post Properties Inc.	1,811	76,551
ProLogis	10,959	650,417
Public Storage	5,449	426,384
RAIT Financial Trust	3,786	35,058
Realty Income Corp.	4,349	106,029
Redwood Trust Inc.(b)	1,444	59,940
Regency Centers Corp.	2,890	177,533
Senior Housing Properties Trust	3,608	80,783
Simon Property Group Inc.	9,545	853,132
SL Green Realty Corp.	2,473	229,519
Strategic Hotels & Resorts Inc.	3,134	44,973
Sunstone Hotel Investors Inc.	2,707	45,044
Taubman Centers Inc.	2,299	115,295
Thornburg Mortgage Inc.(b)	6,441	72,139
UDR Inc.	5,859	133,761
Ventas Inc.	5,733	253,399
Vornado Realty Trust	6,138	554,875
Washington Real Estate Investment Trust	1,791	56,345
Weingarten Realty Investors	3,400	114,308

		11,098,974
RETAIL—5.28%
Abercrombie & Fitch Co. Class A	3,736	297,722
Advance Auto Parts Inc.	4,449	158,740
Aeropostale Inc.(a)	3,325	93,665
American Eagle Outfitters Inc.	8,477	195,225

AnnTaylor Stores Corp.(a)	3,036	76,355
AutoNation Inc.(a)	6,526	106,243
AutoZone Inc.(a)	2,054	248,288
Barnes & Noble Inc.	2,226	75,573
Bed Bath & Beyond Inc.(a)	11,826	381,270
Best Buy Co. Inc.	15,094	736,738
Big Lots Inc.(a)(b)	4,880	84,717
BJ’s Wholesale Club Inc.(a)	2,755	89,372
Blockbuster Inc. Class A(a)(b)	3,858	12,037
Bob Evans Farms Inc.	1,483	44,104
Borders Group Inc.	3,067	34,534
Brinker International Inc.	5,470	101,797
Brown Shoe Co. Inc.	1,518	26,110
CarMax Inc.(a)(b)	8,993	200,544
Casey’s General Store Inc.	2,028	52,728
Cato Corp. Class A	1,095	17,925
CBRL Group Inc.	1,494	46,717
CEC Entertainment Inc.(a)	1,491	34,785
Charming Shoppes Inc.(a)	4,617	29,780
Cheesecake Factory Inc. (The)(a)	3,248	70,969
Chico’s FAS Inc.(a)	7,344	79,242
Children’s Place Retail Stores Inc. (The)(a)	992	18,392
Chipotle Mexican Grill Inc. Class B(a)	714	68,415
Christopher & Banks Corp.	1,463	18,683
Circuit City Stores Inc.	7,720	41,997
Coldwater Creek Inc.(a)	2,701	17,367
Collective Brands Inc.(a)	2,775	48,896
Copart Inc.(a)	2,925	119,574
Costco Wholesale Corp.	19,081	1,296,363
CVS Caremark Corp.	63,990	2,500,089
Darden Restaurants Inc.	5,727	162,189
Dick’s Sporting Goods Inc.(a)	3,499	113,892
Dillard’s Inc. Class A	2,713	53,799
Dollar Tree Stores Inc.(a)	4,547	127,361
Dress Barn Inc.(a)	1,638	19,967
Family Dollar Stores Inc.	6,250	131,438
Foot Locker Inc.	6,252	85,590
Fred’s Inc.	1,271	11,986
GameStop Corp. Class A(a)	6,410	331,589
Gap Inc. (The)	25,471	487,006
Genesco Inc.(a)	908	30,291
Group 1 Automotive Inc.	990	26,176
Home Depot Inc.	72,444	2,221,857
Hot Topic Inc.(a)	1,845	10,240
IHOP Corp.(b)	905	48,182
Insight Enterprises Inc.(a)	1,842	31,811
J. Crew Group Inc.(a)(b)	1,703	77,861
J.C. Penney Co. Inc.	8,374	397,011
Jack in the Box Inc.(a)	3,014	88,099
Kohl’s Corp.(a)	12,245	558,862
Limited Brands Inc.	14,118	269,513
Longs Drug Stores Corp.	1,430	65,794
Lowe’s Companies Inc.	63,848	1,688,141
Macy’s Inc.	19,431	537,073
McDonald’s Corp.	52,075	2,788,616
Men’s Wearhouse Inc. (The)	2,011	51,260
MSC Industrial Direct Co. Inc. Class A	2,061	84,645
99 Cents Only Stores(a)	2,046	17,023
Nordstrom Inc.	9,195	357,686
Nu Skin Enterprises Inc. Class A	2,223	36,524
Office Depot Inc.(a)	11,873	176,077
OfficeMax Inc.	3,137	77,703
O’Reilly Automotive Inc.(a)	4,963	146,061

P.F. Chang’s China Bistro Inc.(a)	1,153	32,791
Pacific Sunwear of California Inc.(a)	3,181	35,373
Panera Bread Co. Class A(a)(b)	1,146	43,296
Pantry Inc. (The)(a)	950	27,607
Papa John’s International Inc.(a)	841	21,269
Pep Boys - Manny, Moe & Jack (The)	1,793	19,597
PetSmart Inc.	5,897	134,864
Pier 1 Imports Inc.(a)	3,071	21,036
RadioShack Corp.	5,669	98,357
Regis Corp.	1,860	47,114
Rite Aid Corp.(a)(b)	29,707	87,933
Ross Stores Inc.	6,107	178,019
Ruby Tuesday Inc.	2,228	17,133
Saks Inc.(a)	5,133	92,651
Sally Beauty Co. Inc.(a)	3,311	27,018
Sears Holdings Corp.(a)(b)	3,416	377,434
Select Comfort Corp.(a)(b)	2,226	17,496
Sonic Corp.(a)	3,218	71,375
Staples Inc.	30,417	728,183
Starbucks Corp.(a)	31,855	602,378
Talbots Inc. (The)(b)	898	8,684
Target Corp.	32,865	1,826,637
Tiffany & Co.	5,717	228,108
TJX Companies Inc. (The)	19,118	603,364
Tractor Supply Co.(a)	1,440	55,498
Triarc Companies Inc. Class B	1,823	16,954
Tween Brands Inc.(a)	1,358	43,497
Under Armour Inc. Class A(a)(b)	1,318	53,050
Urban Outfitters Inc.(a)	5,152	149,408
Walgreen Co.	43,282	1,519,631
Wal-Mart Stores Inc.	108,774	5,534,421
Wendy’s International Inc.	4,086	99,780
Williams-Sonoma Inc.	3,884	104,402
World Fuel Services Corp.	1,214	32,122
Yum! Brands Inc.	22,543	770,069
Zale Corp.(a)(b)	2,242	36,769

		32,499,597
SAVINGS & LOANS—0.35%
Anchor BanCorp Wisconsin Inc.	918	22,950
Astoria Financial Corp.	4,184	113,721
Dime Community Bancshares Inc.	1,324	19,900
Downey Financial Corp.(b)	918	31,671
First Niagara Financial Group Inc.	4,821	61,323
FirstFed Financial Corp.(a)(b)	727	30,498
Guaranty Financial Group Inc.(a)	1,542	21,434
Hudson City Bancorp Inc.	21,845	357,821
New York Community Bancorp Inc.	13,412	248,793
NewAlliance Bancshares Inc.	4,361	53,640
People’s United Financial Inc.	6,745	113,923
PFF Bancorp Inc.	766	9,583
Provident Financial Services Inc.	2,881	39,614
Sovereign Bancorp Inc.	13,905	173,395
Washington Federal Inc.	3,670	89,621
Washington Mutual Inc.	37,411	745,227

		2,133,114
SEMICONDUCTORS—2.48%
Actel Corp.(a)	1,092	13,006
Advanced Micro Devices Inc.(a)(b)	23,390	178,700
Altera Corp.	15,249	257,556
Amkor Technology Inc.(a)	4,562	34,854
Analog Devices Inc.	14,132	400,784

Applied Materials Inc.	59,325	1,063,104
Applied Micro Circuits Corp.(a)	3,216	25,825
Atmel Corp.(a)	18,599	58,773
ATMI Inc.(a)	1,487	39,108
Axcelis Technologies Inc.(a)	4,224	16,854
Broadcom Corp. Class A(a)	20,027	442,196
Brooks Automation Inc.(a)	3,083	37,890
Cabot Microelectronics Corp.(a)	1,098	37,969
Cirrus Logic Inc.(a)	3,130	13,303
Cohu Inc.	735	10,988
Conexant Systems Inc.(a)	31,112	21,467
Cree Inc.(a)(b)	3,476	102,716
Cypress Semiconductor Corp.(a)	6,512	138,380
DSP Group Inc.(a)	1,105	12,652
Emulex Corp.(a)	3,497	54,553
Entegris Inc.(a)(b)	4,918	37,869
Exar Corp.(a)	1,659	13,620
Fairchild Semiconductor International Inc. Class A(a)	4,915	60,209
FormFactor Inc.(a)	1,895	45,897
Integrated Device Technology Inc.(a)	8,450	62,953
Intel Corp.	251,592	5,333,750
International Rectifier Corp.(a)	2,851	79,343
Intersil Corp. Class A	6,059	139,539
KLA-Tencor Corp.	8,304	346,941
Kulicke and Soffa Industries Inc.(a)	2,013	10,850
Lam Research Corp.(a)(b)	5,682	218,132
Lattice Semiconductor Corp.(a)	4,233	11,217
Linear Technology Corp.	9,550	264,249
LSI Corp.(a)	32,505	169,676
Marvell Technology Group Ltd.(a)	19,594	232,581
MEMC Electronic Materials Inc.(a)	9,843	703,381
Micrel Inc.	2,776	16,934
Microchip Technology Inc.	9,253	295,263
Micron Technology Inc.(a)	31,617	222,268
Microsemi Corp.(a)	2,986	67,842
National Semiconductor Corp.	11,449	211,005
Novellus Systems Inc.(a)	5,366	127,496
NVIDIA Corp.(a)	23,831	586,004
OmniVision Technologies Inc.(a)	2,156	30,529
ON Semiconductor Corp.(a)(b)	12,532	81,207
Photronics Inc.(a)	1,773	21,613
PMC-Sierra Inc.(a)	8,660	40,615
QLogic Corp.(a)	6,363	90,991
Rambus Inc.(a)	3,949	76,848
Semtech Corp.(a)	2,985	38,118
Silicon Image Inc.(a)	3,111	13,751
Silicon Laboratories Inc.(a)	2,303	71,946
SiRF Technology Holdings Inc.(a)	2,335	35,749
Skyworks Solutions Inc.(a)	6,374	51,311
Teradyne Inc.(a)	8,103	88,890
Tessera Technologies Inc.(a)	1,962	76,852
Texas Instruments Inc.	60,912	1,884,008
TriQuint Semiconductor Inc.(a)	5,147	24,397
Varian Semiconductor Equipment Associates Inc.(a)	3,852	124,073
Veeco Instruments Inc.(a)	1,104	15,633
Xilinx Inc.	13,169	288,006
Zoran Corp.(a)	2,049	24,178

		15,296,412
SOFTWARE—4.08%
ACI Worldwide Inc.(a)	1,433	21,352

Activision Inc.(a)	12,364	319,857
Acxiom Corp.	2,938	31,172
Adobe Systems Inc.(a)	25,318	884,358
Advent Software Inc.(a)	983	44,392
ANSYS Inc.(a)	3,377	117,891
Autodesk Inc.(a)	9,912	407,879
Automatic Data Processing Inc.	23,296	945,119
Avid Technology Inc.(a)	1,773	45,956
BEA Systems Inc.(a)	16,962	317,020
BMC Software Inc.(a)	8,775	281,151
Borland Software Corp.(a)	3,318	8,295
Broadridge Financial Solutions Inc.	5,772	125,022
CA Inc.	17,948	395,394
Cerner Corp.(a)	2,677	140,275
Citrix Systems Inc.(a)	8,155	282,326
Compuware Corp.(a)	14,155	120,318
CSG Systems International Inc.(a)	2,158	27,536
Dun & Bradstreet Corp. (The)	2,706	248,898
Electronic Arts Inc.(a)	13,439	636,605
Fair Isaac Corp.	2,798	71,349
Fidelity National Information Services Inc.	8,415	357,217
Fiserv Inc.(a)	7,376	378,905
Global Payments Inc.	3,502	130,975
IMS Health Inc.	8,446	201,775
Informatica Corp.(a)	3,666	70,790
Intuit Inc.(a)	13,521	414,959
JDA Software Group Inc.(a)	1,329	23,643
MasterCard Inc. Class A	2,973	615,411
Metavante Technologies Inc.(a)	4,613	102,178
Microsoft Corp.	360,808	11,762,341
MoneyGram International Inc.	3,426	18,295
NAVTEQ Corp.(a)	4,121	304,542
Novell Inc.(a)	15,629	99,400
Nuance Communications Inc.(a)	6,283	99,837
Oracle Corp.(a)	169,817	3,489,739
Parametric Technology Corp.(a)	4,565	75,094
Paychex Inc.	14,360	469,859
Progress Software Corp.(a)	1,787	52,752
Quest Software Inc.(a)	2,195	32,815
Red Hat Inc.(a)	8,159	152,410
Salesforce.com Inc.(a)	4,233	221,301
SEI Investments Co.	6,107	169,164
Sybase Inc.(a)	3,766	106,277
Take-Two Interactive Software Inc.(a)(b)	2,911	47,857
THQ Inc.(a)	2,848	51,293
Trident Microsystems Inc.(a)	2,553	12,842
VeriFone Holdings Inc.(a)	2,737	53,563
VMware Inc. Class A(a)(b)	1,714	97,098
Wind River Systems Inc.(a)	2,958	24,818

		25,109,315
TELECOMMUNICATIONS—5.72%
Adaptec Inc.(a)	4,431	13,825
ADC Telecommunications Inc.(a)	4,786	70,785
ADTRAN Inc.	2,588	53,856
Amdocs Ltd.(a)	8,288	274,250
American Tower Corp. Class A(a)	17,773	667,021
Anixter International Inc.(a)	1,426	99,906
ARRIS Group Inc.(a)	5,324	46,798
AT&T Inc.	263,864	10,156,125
Atheros Communications Inc.(a)	2,373	64,807
Black Box Corp.	751	24,978
CenturyTel Inc.	4,650	171,632

Ciena Corp.(a)	3,578	97,071
Cincinnati Bell Inc.(a)	10,302	39,972
Cisco Systems Inc.(a)	263,255	6,449,748
Citizens Communications Co.	14,470	165,971
CommScope Inc.(a)	2,749	121,918
Corning Inc.	67,641	1,628,119
Crown Castle International Corp.(a)	12,113	438,369
EchoStar Corp.(a)	1,749	51,106
Embarq Corp.	6,587	298,391
Extreme Networks Inc.(a)	4,954	17,091
Finisar Corp.(a)	10,481	16,770
Foundry Networks Inc.(a)	5,401	74,534
Harmonic Inc.(a)	4,481	48,933
Harris Corp.	5,905	322,944
IDT Corp. Class B	2,006	13,922
InterDigital Inc.(a)	2,211	44,684
JDS Uniphase Corp.(a)	9,020	93,898
Juniper Networks Inc.(a)	22,746	617,554
Leap Wireless International Inc.(a)	2,037	84,230
Level 3 Communications Inc.(a)(b)	66,774	229,703
MetroPCS Communications Inc.(a)	8,101	146,385
Motorola Inc.	99,281	1,144,710
MRV Communications Inc.(a)	6,352	11,243
NeuStar Inc. Class A(a)	3,370	100,123
Newport Corp.(a)	1,651	17,336
NII Holdings Inc. Class B(a)	7,490	319,523
Plantronics Inc.	2,031	38,792
Polycom Inc.(a)	3,911	98,753
Powerwave Technologies Inc.(a)	4,762	18,096
QUALCOMM Inc.	71,097	3,015,935
Qwest Communications International Inc.	64,155	377,231
RCN Corp.(a)	1,520	17,708
RF Micro Devices Inc.(a)(b)	10,745	34,706
SAVVIS Inc.(a)	1,199	24,220
SBA Communications Corp.(a)	4,302	127,382
Sonus Networks Inc.(a)	11,481	46,957
Sprint Nextel Corp.	119,332	1,256,566
Sycamore Networks Inc.(a)	8,098	27,371
Tekelec(a)	2,546	30,527
TeleCorp PCS Inc. Escrow(c)	1,292	0
Telephone and Data Systems Inc.	2,240	118,138
Telephone and Data Systems Inc. Special	2,253	109,045
Tellabs Inc.(a)	16,681	113,764
3Com Corp.(a)	15,862	65,510
Time Warner Telecom Inc. Class A(a)	6,061	105,946
United States Cellular Corp.(a)	662	47,068
UTStarcom Inc.(a)(b)	4,316	11,955
Verizon Communications Inc.	125,379	4,869,720
Virgin Media Inc.	12,295	205,572
Windstream Corp.	20,488	237,866

		35,237,059
TEXTILES—0.07%
Cintas Corp.	5,894	193,441
G&K Services Inc. Class A	881	35,214
Mohawk Industries Inc.(a)	2,309	184,535

		413,190
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	6,166	160,131
JAKKS Pacific Inc.(a)	928	21,864
Marvel Entertainment Inc.(a)	2,881	81,244
Mattel Inc.	16,983	356,813

		620,052

TRANSPORTATION—1.62%
Alexander & Baldwin Inc.	1,807	82,471
American Commercial Lines Inc.(a)	1,961	39,730
Arkansas Best Corp.	925	28,481
Bristow Group Inc.(a)	941	47,379
Burlington Northern Santa Fe Corp.	13,708	1,186,016
C.H. Robinson Worldwide Inc.	7,389	410,385
Con-way Inc.	2,175	105,901
CSX Corp.	18,565	900,031
Expeditors International Washington Inc.	9,022	426,650
FedEx Corp.	12,250	1,145,130
Forward Air Corp.	1,133	35,123
General Maritime Corp.	1,149	28,541
Genesee & Wyoming Inc. Class A(a)	1,606	43,860
J.B. Hunt Transport Services Inc.	4,384	136,342
Kansas City Southern Industries Inc.(a)(b)	3,140	112,663
Kirby Corp.(a)	2,212	101,708
Landstar System Inc.	2,528	126,476
Norfolk Southern Corp.	17,057	927,730
Old Dominion Freight Line Inc.(a)	1,176	34,280
Overseas Shipholding Group Inc.	1,318	85,960
Pacer International Inc.	1,533	26,260
Ryder System Inc.	2,564	133,482
Teekay Corp.	1,804	85,329
Union Pacific Corp.	11,475	1,434,719
United Parcel Service Inc. Class B	29,378	2,149,294
UTi Worldwide Inc.	3,611	67,526
Werner Enterprises Inc.	2,524	51,414
YRC Worldwide Inc.(a)(b)	2,446	44,786

		9,997,667
TRUCKING & LEASING—0.01%
GATX Corp.	1,788	67,229

		67,229
WATER—0.02%
Aqua America Inc.(b)	5,784	115,275

		115,275

TOTAL COMMON STOCKS
(Cost: $551,673,946)		614,760,632

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.66%

MONEY MARKET FUNDS—0.66%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(d)(e)	407,182	407,182
BGI Cash Premier Fund LLC
4.26%(d)(e)(f)	3,655,718	3,655,718

		4,062,900

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,062,900)		4,062,900

TOTAL INVESTMENTS IN SECURITIES—100.51%
(Cost: $555,736,846)	618,823,532
Other Assets, Less Liabilities—(0.51)%	(3,111,642)

NET ASSETS—100.00%	$615,711,890

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.79%

ELECTRIC—82.11%
AES Corp. (The)(a)	947,470	$18,077,728
Allegheny Energy Inc.	234,564	12,851,762
ALLETE Inc.	35,783	1,377,288
Alliant Energy Corp.	156,671	5,781,160
Ameren Corp.	293,354	13,145,193
American Electric Power Co. Inc.	558,767	23,931,991
Aquila Inc.(a)	529,887	1,859,903
Avista Corp.	74,771	1,506,636
Black Hills Corp.	53,440	2,070,266
CenterPoint Energy Inc.	401,597	6,429,568
Cleco Corp.	84,689	2,189,211
CMS Energy Corp.(b)	318,472	4,990,456
Consolidated Edison Inc.	383,951	16,732,585
Constellation Energy Group Inc.	258,293	24,269,210
Dominion Resources Inc.	816,747	35,120,121
DPL Inc.	160,245	4,448,401
DTE Energy Co.	232,358	9,910,069
Duke Energy Corp.	1,780,041	33,215,565
Dynegy Inc. Class A(a)	568,987	3,994,289
Edison International	424,740	22,154,438
El Paso Electric Co.(a)	65,342	1,530,963
Energy East Corp.	224,456	5,667,514
Entergy Corp.	277,731	30,044,940
Exelon Corp.	936,722	71,368,849
FirstEnergy Corp.	432,659	30,813,974
FPL Group Inc.	527,646	34,022,614
Great Plains Energy Inc.	121,888	3,398,237
Hawaiian Electric Industries Inc.	115,582	2,598,283
IDACORP Inc.	63,862	2,084,456
Integrys Energy Group Inc.	107,430	5,223,247
ITC Holdings Corp.	68,741	3,632,274
Mirant Corp.(a)(b)	364,761	13,437,795
Northeast Utilities	218,071	6,044,928
NorthWestern Corp.	52,611	1,520,458
NRG Energy Inc.(a)(b)	340,403	13,136,152
NSTAR	140,728	4,563,809
Pepco Holdings Inc.	284,242	7,236,801
PG&E Corp.	497,931	20,435,088
Pinnacle West Capital Corp.	140,868	5,412,149
PNM Resources Inc.	99,080	1,914,226
PPL Corp.	528,275	25,843,213
Progress Energy Inc.	365,232	16,497,529
Public Service Enterprise Group Inc.	356,502	34,224,192
Puget Energy Inc.	165,527	4,328,531
Reliant Energy Inc.(a)	481,532	10,242,186
SCANA Corp.	149,569	5,577,428
Sierra Pacific Resources Corp.	313,871	4,698,649
Southern Co. (The)	1,077,953	39,183,592
TECO Energy Inc.	295,414	4,924,551

UniSource Energy Corp.	49,779	1,462,507
Westar Energy Inc.	141,863	3,455,783
Wisconsin Energy Corp.	166,072	7,561,258
Xcel Energy Inc.	595,945	12,389,697

		678,531,713
GAS—7.59%
AGL Resources Inc.	110,552	4,184,393
Atmos Energy Corp.	125,629	3,608,065
Energen Corp.	92,576	5,823,030
New Jersey Resources Corp.	39,206	1,838,369
Nicor Inc.	63,709	2,612,069
NiSource Inc.	388,905	7,385,306
Northwest Natural Gas Co.	37,723	1,785,807
Piedmont Natural Gas Co.	100,279	2,513,994
Sempra Energy	326,260	18,237,934
Southern Union Co.	142,756	3,880,108
Southwest Gas Corp.	59,670	1,703,578
UGI Corp.	148,882	3,963,239
Vectren Corp.	107,760	2,958,012
WGL Holdings Inc.	69,723	2,247,869

		62,741,773
PIPELINES—9.64%
Equitable Resources Inc.	163,736	9,128,282
National Fuel Gas Co.	99,655	4,296,127
ONEOK Inc.	137,843	6,478,621
Questar Corp.	244,373	12,441,029
Spectra Energy Corp.	890,036	20,328,422
Williams Companies Inc. (The)	844,720	27,005,698

		79,678,179
WATER—0.45%
Aqua America Inc.	187,071	3,728,325

		3,728,325

TOTAL COMMON STOCKS
(Cost: $762,988,919)		824,679,990

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.32%

MONEY MARKET FUNDS—2.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	867,511	867,511
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	18,280,568	18,280,568

		19,148,079

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,148,079)		19,148,079

TOTAL INVESTMENTS IN SECURITIES—102.11%
(Cost: $782,136,998)		843,828,069
Other Assets, Less Liabilities—(2.11)%		(17,422,652)

NET ASSETS—100.00%		$826,405,417

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT ASIA INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.45%

AUSTRALIA—27.11%
Abacus Property Group	8,465	$10,727
Australand Property Group	6,295	10,589
Babcock & Brown Japan Property Trust	7,058	7,684
Bunnings Warehouse Property Trust	4,716	8,270
Centro Properties Group	11,587	6,825
Centro Retail Group	24,669	10,237
CFS Retail Property Trust	22,964	43,240
Commonwealth Property Office Fund	21,979	27,264
DB RREEF Trust	39,758	56,236
FKP Property Group	3,574	14,990
Goodman Group	23,243	90,850
GPT Group	28,014	93,749
ING Industrial Fund	15,049	27,128
ING Office Fund	16,444	18,710
Macquarie CountryWide Trust	17,709	23,547
Macquarie DDR Trust	12,293	7,570
Macquarie Office Trust	27,260	27,489
Mirvac Group	13,924	61,756
Stockland Corp. Ltd.	19,927	129,104
Sunland Group Ltd.	3,269	9,802
Tishman Speyer Office Fund	5,337	6,239
Valad Property Group	20,860	19,639
Westfield Group	25,917	427,874

		1,139,519
CHINA—5.47%
Agile Property Holdings Ltd.	20,000	22,087
China Overseas Land & Investment Ltd.	50,000	84,398
China Resources Land Ltd.	20,000	34,785
Country Garden Holdings Co.(a)	45,000	33,477
Hopson Development Holdings Ltd.	8,000	14,366
Shenzhen Investment Ltd.	20,000	9,081
Shimao Property Holdings Ltd.	18,000	31,630

		229,824
HONG KONG—30.17%
Champion REIT	19,000	10,430
Great Eagle Holdings Ltd.	4,000	13,340
Hang Lung Properties Ltd.	28,000	108,999
Henderson Land Development Co. Ltd.	13,000	111,218
Hongkong Land Holdings Ltd.	22,000	103,400
Hysan Development Co. Ltd.	11,000	32,239
Kerry Properties Ltd.	7,500	49,686
Kowloon Development Co. Ltd.	8,000	18,326
Link REIT (The)	29,500	74,238
New World China Land Ltd.(b)	15,600	8,864
New World Development Co. Ltd.	38,000	115,027

Shui On Land Ltd.	17,000	17,706
Sino Land Co. Ltd.	32,000	96,455
Sun Hung Kai Properties Ltd.	26,000	508,568

		1,268,496
JAPAN—30.52%
AEON Mall Co. Ltd.	1,000	25,582
Daibiru Corp.	800	8,239
Goldcrest Co. Ltd.	240	6,794
Heiwa Real Estate Co. Ltd.	2,000	11,136
Japan Prime Realty Investment Corp.	8	25,131
Japan Real Estate Investment Corp.	6	69,410
Japan Retail Fund Investment Corp.(b)	5	31,460
Kenedix Realty Investment Corp.	3	19,328
Mitsubishi Estate Co. Ltd.(b)	14,000	371,314
Mitsui Fudosan Co. Ltd.	12,000	274,254
MORI TRUST Sogo REIT Inc.	1	8,916
Nippon Building Fund Inc.	7	80,978
Nippon Commercial Investment Corp.	4	16,929
Nomura Real Estate Office Fund Inc.	4	31,902
NTT Urban Development Corp.	18	28,441
ORIX JREIT Inc.	3	17,804
Premier Investment Co.	2	11,719
Sumitomo Realty & Development Co. Ltd.	6,000	147,566
TOC Co. Ltd.	1,500	11,286
Tokyo Tatemono Co. Ltd.	2,000	16,835
Tokyu Land Corp.	5,000	40,207
TOKYU REIT Inc.	2	15,537
United Urban Investment Corp.	2	12,283

		1,283,051
NEW ZEALAND—0.23%
Kiwi Income Property Trust	9,687	9,865

		9,865
SINGAPORE—5.95%
Allgreen Properties Ltd.	11,000	8,614
Ascendas Real Estate Investment Trust	18,000	27,558
CapitaCommercial Trust	14,000	20,545
CapitaLand Ltd.	19,000	79,089
CapitaMall Trust Management Ltd.	16,000	33,413
GuocoLand Ltd.(b)	3,000	9,038
Keppel Land Ltd.	5,000	21,942
Mapletree Logistics Trust	13,000	8,438
Singapore Land Ltd.	2,000	8,410
Suntec REIT	19,000	19,973
Wing Tai Holdings Ltd.	8,000	12,982

		250,002

TOTAL COMMON STOCKS
(Cost: $4,776,964)		4,180,757

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.27%

MONEY MARKET FUNDS—9.27%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	768	768

BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	388,895	388,895

		389,663

TOTAL SHORT-TERM INVESTMENTS
(Cost: $389,663)		389,663

TOTAL INVESTMENTS IN SECURITIES—108.72%
(Cost: $5,166,627)		4,570,420
Other Assets, Less Liabilities—(8.72)%		(366,384)

NET ASSETS—100.00%		$4,204,036

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT EUROPE INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—98.54%

AUSTRIA—5.63%
CA Immobilien Anlagen AG(a)	2,896	$59,429
conwert Immobilien Invest SE(a)	2,874	45,957
IMMOFINANZ AG	15,322	143,601
Sparkassen Immobilien AG(a)	2,596	25,483

		274,470
BELGIUM—2.92%
Befimmo SCA	462	49,976
Cofinimmo SA	270	52,393
Intervest Offices NV	234	9,995
Leasinvest Real Estate SCA	60	5,841
Warehouses De Pauw SCA	266	17,479
Wereldhave Belgium NV	84	6,385

		142,069
DENMARK—0.24%
TK Development(a)	950	11,887

		11,887
FINLAND—1.63%
Citycon OYJ	5,950	32,595
Sponda OYJ	2,960	34,272
Technopolis OYJ	1,630	12,670

		79,537
FRANCE—23.29%
Acanthe Developpement	1,268	4,393
Affine SA	112	5,303
Fonciere des Regions	678	88,891
GAGFAH SA	1,232	22,290
Gecina SA	432	59,114
Icade	573	72,749
Klepierre	2,290	120,806
Mercialys	1,012	37,429
ProLogis European Properties	1,812	27,258
Societe de la Tour Eiffel	174	22,478
Societe Immobiliere de Location pour l’Industrie et le Commerce	434	57,717
Unibail-Rodamco	2,630	616,222

		1,134,650
GERMANY—4.53%
Alstria Office REIT AG(a)	946	15,687
Colonia Real Estate AG(a)	716	14,863
Deutsche EuroShop AG	948	33,799
Deutsche Wohnen AG	594	20,861
DIC Asset AG	776	22,669

IVG Immobilien AG	2,850	95,787
PATRIZIA Immobilien AG	756	4,858
Vivacon AG	642	12,262

		220,786
ITALY—1.41%
Aedes SpA	2,604	9,388
Beni Stabili SpA	27,922	28,195
Immobiliare Grande Distribuzione SpA	4,790	14,220
Risanamento SpA(a)	3,878	16,665

		68,468
NETHERLANDS—8.87%
Corio NV	2,220	181,011
Eurocommercial Properties NV	1,188	62,197
Nieuwe Steen Investments NV	1,024	27,124
Plaza Centers NV(a)	4,246	17,726
VastNed Offices/Industrial NV	630	18,674
VastNed Retail NV	522	50,855
Wereldhave NV	674	74,445

		432,032
NORWAY—0.61%
Norwegian Property ASA	2,972	29,494

		29,494
SPAIN—0.19%
Renta Corp. Real Estate SA	554	9,129

		9,129
SWEDEN—4.72%
Castellum AB	5,570	62,452
Fabege AB	5,678	53,681
Hufvudstaden AB Class A	2,748	26,409
Klovern AB	4,204	15,898
Kungsleden AB	4,504	48,388
Wihlborgs Fastigheter AB	1,276	23,329

		230,157
SWITZERLAND—3.20%
Allreal Holding AG Registered	182	22,219
PSP Swiss Property AG Registered(a)	1,572	88,420
Swiss Prime Site AG Registered(a)	690	38,811
Zueblin Immobilien Holding AG(a)	706	6,230

		155,680
UNITED KINGDOM—41.30%
A&J Mucklow Group PLC	742	4,868
Assura Group Ltd.	8,428	25,970
Big Yellow Group PLC	2,966	24,411
British Land Co. PLC	16,660	334,513
Brixton PLC	8,304	57,697
Capital & Regional PLC	2,194	20,260
CLS Holdings PLC(a)	1,608	11,580
Daejan Holdings PLC	154	10,718
Derwent London PLC	3,294	89,452
Development Securities PLC	1,308	13,080
Grainger PLC	3,148	24,032
Great Portland Estates PLC	5,938	57,017
Hammerson PLC	9,416	212,274

Helical Bar PLC	3,386	25,916
Invista Foundation Property Trust Ltd.	9,144	13,770
Land Securities Group PLC	15,140	479,466
Liberty International PLC	11,762	249,963
Mapeley Ltd.	366	10,274
Marylebone Warwick Balfour Group PLC(a)	1,708	6,078
Minerva PLC(a)	5,058	14,027
Primary Health Properties PLC	1,100	7,107
Quintain Estates and Development PLC	4,308	42,565
SEGRO PLC	13,920	139,748
Shaftesbury PLC	4,476	46,894
St. Modwen Properties PLC	3,168	31,049
UNITE Group PLC	4,184	27,428
Workspace Group PLC	5,646	31,456

		2,011,613

TOTAL COMMON STOCKS
(Cost: $4,932,521)		4,799,972

Security	Shares	Value

INVESTMENT COMPANIES—1.33%

AUSTRIA—0.14%
Sparkassen Immo Invest Genusscheine	50	6,959

UNITED KINGDOM—1.19%
F&C Commercial Property Trust Ltd.	9,478	18,183
ING Real Estate Income Trust Ltd.	10,244	15,885
Invesco Property Income Trust Ltd.	3,690	3,337
Teesland Advantage Property Income Trust Ltd.	3,662	5,660
UK Commercial Property Trust Ltd.	9,622	14,777

		57,842

TOTAL INVESTMENT COMPANIES
(Cost: $70,679)		64,801

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(b)(c)	908	908

		908

TOTAL SHORT-TERM INVESTMENTS
(Cost: $908)		908

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $5,004,108)		4,865,681
Other Assets, Less Liabilities—0.11%		5,442

NET ASSETS—100.00%		$4,871,123

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT GLOBAL REAL ESTATE EX-U.S. INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.57%

AUSTRALIA—17.28%
Abacus Property Group	22,852	$28,958
Australand Property Group	18,084	30,420
Babcock & Brown Japan Property Trust	28,232	30,737
Bunnings Warehouse Property Trust	10,800	18,939
Centro Properties Group	30,584	18,013
Centro Retail Group	64,596	26,805
CFS Retail Property Trust	60,944	114,755
Commonwealth Property Office Fund	55,588	68,953
DB RREEF Trust	105,916	149,813
FKP Property Group	9,688	40,634
Goodman Group	61,572	240,667
GPT Group	74,096	247,962
ING Industrial Fund	38,284	69,013
ING Office Fund	41,112	46,778
Macquarie CountryWide Trust	44,404	59,043
Macquarie DDR Trust	39,784	24,497
Macquarie Office Trust	68,516	69,092
Mirvac Group	37,136	164,707
Stockland Corp. Ltd.	52,976	343,222
Sunland Group Ltd.	9,812	29,421
Tishman Speyer Office Fund	21,348	24,957
Valad Property Group	55,032	51,812
Westfield Group	69,208	1,142,583

		3,041,781
AUSTRIA—1.78%
CA Immobilien Anlagen AG(a)	3,172	65,093
conwert Immobilien Invest SE(a)	3,128	50,018
IMMOFINANZ AG	17,496	163,976
Sparkassen Immobilien AG(a)	3,428	33,651

		312,738
BELGIUM—0.60%
Befimmo SCA	528	57,115
Cofinimmo SA	178	34,540
Warehouses De Pauw SCA	208	13,667

		105,322
CANADA—5.34%
Allied Properties Real Estate Investment Trust	1,008	18,486
Boardwalk Real Estate Investment Trust	1,864	73,491
Brookfield Properties Corp.	10,728	218,561
Calloway Real Estate Investment Trust	2,644	57,039
Canadian Apartment Properties Real Estate Investment Trust	2,232	33,141
Canadian Real Estate Investment Trust	2,052	56,887
Chartwell Seniors Housing Real Estate Investment Trust	3,520	35,228
Cominar Real Estate Investment Trust	1,876	33,493
Dundee Real Estate Investment Trust	1,052	33,286
Extendicare Real Estate Investment Trust	2,956	34,685
H&R Real Estate Investment Trust	4,628	88,594
InnVest Real Estate Investment Trust	3,556	32,872
Morguard Real Estate Investment Trust	2,848	34,011
Primaris Retail Real Estate Investment Trust	2,124	34,424
RioCan Real Estate Investment Trust	7,328	155,180

		939,378

CHINA—3.64%
Agile Property Holdings Ltd.	56,000	61,844
China Overseas Land & Investment Ltd.	144,000	243,066
China Resources Land Ltd.	56,000	97,399
Country Garden Holdings Co.(a)(b)	120,000	89,272
Hopson Development Holdings Ltd.	24,000	43,097
Shenzhen Investment Ltd.(b)	48,000	21,795
Shimao Property Holdings Ltd.	48,000	84,347

		640,820
DENMARK—0.07%
TK Development(a)	1,000	12,513

		12,513
FINLAND—0.48%
Citycon OYJ	7,132	39,071
Sponda OYJ	3,920	45,387

		84,458
FRANCE—7.42%
Fonciere des Regions	776	101,739
GAGFAH SA	2,428	43,930
Gecina SA	492	67,324
Icade	568	72,114
Klepierre	2,588	136,527
Mercialys	1,132	41,867
ProLogis European Properties	2,756	41,458
Societe de la Tour Eiffel	268	34,621
Societe Immobiliere de Location pour l’Industrie et le Commerce	492	65,430
Unibail-Rodamco	2,988	700,103

		1,305,113
GERMANY—1.46%
Colonia Real Estate AG(a)	1,480	30,722
Deutsche EuroShop AG	1,124	40,074
Deutsche Wohnen AG	944	33,153
DIC Asset AG	1,304	38,093
IVG Immobilien AG	3,192	107,282
Vivacon AG	392	7,487

		256,811
HONG KONG—19.38%
Champion REIT	72,000	39,526
Great Eagle Holdings Ltd.	12,000	40,018
Hang Lung Properties Ltd.	76,000	295,854
Henderson Land Development Co. Ltd.	36,000	307,988
Hongkong Land Holdings Ltd.	64,000	300,800
Hysan Development Co. Ltd.	28,000	82,064
Kerry Properties Ltd.	20,000	132,497
Kowloon Development Co. Ltd.	20,000	45,816
Link REIT (The)	78,000	196,291
New World China Land Ltd.	41,600	23,638
New World Development Co. Ltd.	100,000	302,704
Shui On Land Ltd.	46,000	47,909
Sino Land Co. Ltd.	88,000	265,251
Sun Hung Kai Properties Ltd.	68,000	1,330,101

		3,410,457
ITALY—0.36%
Beni Stabili SpA	35,384	35,730
Risanamento SpA(a)	6,604	28,380

		64,110
JAPAN—19.24%
AEON Mall Co. Ltd.	2,400	61,397
Daibiru Corp.	3,200	32,956
Goldcrest Co. Ltd.	960	27,177

Heiwa Real Estate Co. Ltd.	8,000	44,543
Japan Prime Realty Investment Corp.	20	62,826
Japan Real Estate Investment Corp.	16	185,093
Japan Retail Fund Investment Corp.	12	75,504
Kenedix Realty Investment Corp.	8	51,540
Mitsubishi Estate Co. Ltd.	36,000	954,808
Mitsui Fudosan Co. Ltd.	28,000	639,925
MORI TRUST Sogo REIT Inc.	4	35,664
Nippon Building Fund Inc.	20	231,366
Nippon Commercial Investment Corp.	12	50,788
Nomura Real Estate Office Fund Inc.	8	63,804
NTT Urban Development Corp.	48	75,843
ORIX JREIT Inc.	8	47,477
Sumitomo Realty & Development Co. Ltd.	16,000	393,510
TOC Co. Ltd.	6,000	45,145
Tokyo Tatemono Co. Ltd.	8,000	67,341
Tokyu Land Corp.	16,000	128,662
TOKYU REIT Inc.	8	62,149
United Urban Investment Corp.	8	49,132

		3,386,650
NETHERLANDS—2.70%
Corio NV	2,444	199,276
Eurocommercial Properties NV	1,256	65,757
Nieuwe Steen Investments NV	1,440	38,143
VastNed Offices/Industrial NV	1,196	35,451
VastNed Retail NV	564	54,947
Wereldhave NV	732	80,851

		474,425
NEW ZEALAND—0.22%
Kiwi Income Property Trust	37,760	38,456

		38,456
NORWAY—0.18%
Norwegian Property ASA	3,140	31,162

		31,162
SINGAPORE—3.78%
Allgreen Properties Ltd.	40,000	31,325
Ascendas Real Estate Investment Trust	44,000	67,363
CapitaCommercial Trust	36,000	52,829
CapitaLand Ltd.	52,000	216,453
CapitaMall Trust Management Ltd.	40,000	83,533
GuocoLand Ltd.(b)	8,000	24,100
Keppel Land Ltd.	12,000	52,660
Mapletree Logistics Trust	28,000	18,174
Singapore Land Ltd.	8,000	33,639
Suntec REIT	44,000	46,254
Wing Tai Holdings Ltd.	24,000	38,945

		665,275
SWEDEN—1.49%
Castellum AB	6,140	68,843
Fabege AB	6,288	59,448
Hufvudstaden AB Class A	4,100	39,403
Kungsleden AB	5,000	53,717
Wihlborgs Fastigheter AB	2,280	41,686

		263,097
SWITZERLAND—1.04%
Allreal Holding AG Registered	356	43,462
PSP Swiss Property AG Registered(a)	1,748	98,320
Swiss Prime Site AG Registered(a)	740	41,623

		183,405
UNITED KINGDOM—13.11%
Assura Group Ltd.	12,712	39,171
Big Yellow Group PLC	4,548	37,431
British Land Co. PLC	19,080	383,103

Brixton PLC	10,004	69,508
Capital & Regional PLC	3,500	32,320
Derwent London PLC	3,764	102,215
Grainger PLC	5,080	38,780
Great Portland Estates PLC	7,064	67,829
Hammerson PLC	10,780	243,023
Helical Bar PLC	5,380	41,177
Invista Foundation Property Trust Ltd.	21,580	32,498
Land Securities Group PLC	17,328	548,758
Liberty International PLC	13,496	286,813
Quintain Estates and Development PLC	4,908	48,493
SEGRO PLC	16,168	162,317
Shaftesbury PLC	5,116	53,599
St. Modwen Properties PLC	4,752	46,574
UNITE Group PLC	5,544	36,343
Workspace Group PLC	6,700	37,328

		2,307,280

TOTAL COMMON STOCKS
(Cost: $17,805,961)		17,523,251

Security	Shares	Value

INVESTMENT COMPANIES—0.22%

UNITED KINGDOM—0.22%
ING Real Estate Income Trust Ltd.	24,564	38,090

		38,090

TOTAL INVESTMENT COMPANIES
(Cost: $34,403)		38,090

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.19%

MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	11,226	11,226
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	22,800	22,800

		34,026

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,026)		34,026

TOTAL INVESTMENTS IN SECURITIES—99.98%
(Cost: $17,874,390)		17,595,367
Other Assets, Less Liabilities—0.02%		3,982

NET ASSETS—100.00%		$17,599,349

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.60%

CANADA—8.54%
Allied Properties Real Estate Investment Trust	390	$7,152
Boardwalk Real Estate Investment Trust	800	31,541
Brookfield Properties Corp.	4,598	93,675
Calloway Real Estate Investment Trust	1,160	25,025
Canadian Apartment Properties Real Estate Investment Trust	1,017	15,101
Canadian Real Estate Investment Trust	936	25,948
Chartwell Seniors Housing Real Estate Investment Trust	1,454	14,551
Cominar Real Estate Investment Trust	702	12,533
Dundee Real Estate Investment Trust	266	8,416
Extendicare Real Estate Investment Trust	936	10,983
H&R Real Estate Investment Trust	2,074	39,703
InnVest Real Estate Investment Trust	1,134	10,483
Morguard Real Estate Investment Trust	698	8,336
Northern Property Real Estate Investment Trust	354	7,549
Primaris Retail Real Estate Investment Trust	962	15,591
RioCan Real Estate Investment Trust	3,182	67,383

		393,970
UNITED STATES—91.06%
Acadia Realty Trust	514	12,876
Agree Realty Corp.	128	3,778
Alexander’s Inc.(a)	32	11,203
Alexandria Real Estate Equities Inc.	486	47,740
AMB Property Corp.	1,515	76,659
American Campus Communities Inc.	434	12,521
American Financial Realty Trust	2,052	16,888
Apartment Investment and Management Co. Class A	1,462	57,954
Ashford Hospitality Trust Inc.	1,934	12,087
Associated Estates Realty Corp.	198	1,950
AvalonBay Communities Inc.	1,217	114,337
BioMed Realty Trust Inc.	1,030	23,772
Boston Properties Inc.	1,837	168,857
Brandywine Realty Trust	1,360	25,636
BRE Properties Inc. Class A	761	33,172
Camden Property Trust	850	41,947
CBL & Associates Properties Inc.	1,020	27,112
Cedar Shopping Centers Inc.	696	7,746
Colonial Properties Trust	744	18,332
Corporate Office Properties Trust	734	23,510
Corrections Corp. of America(a)	1,868	49,577
Cousins Properties Inc.	608	16,173
DCT Industrial Trust Inc.	2,600	24,622
Developers Diversified Realty Corp.	1,913	78,720
DiamondRock Hospitality Co.	1,482	19,488

Digital Realty Trust Inc.	974	34,801
Douglas Emmett Inc.	856	19,560
Duke Realty Corp.	2,214	52,339
DuPont Fabros Technology Inc.	549	9,459
EastGroup Properties Inc.	376	15,563
Education Realty Trust Inc.	456	5,372
Entertainment Properties Trust	438	21,681
Equity Lifestyle Properties Inc.	384	16,769
Equity One Inc.	582	13,741
Equity Residential	4,275	159,928
Essex Property Trust Inc.	392	40,615
Extra Space Storage Inc.	1,024	15,503
Federal Realty Investment Trust	857	63,247
FelCor Lodging Trust Inc.	966	13,051
First Industrial Realty Trust Inc.	680	23,684
First Potomac Realty Trust	394	6,852
Forest City Enterprises Inc. Class A	1,198	47,740
General Growth Properties Inc.	3,782	138,119
Getty Realty Corp.	302	7,943
Glimcher Realty Trust	592	7,850
GMH Communities Trust	660	3,485
HCP Inc.	3,331	101,296
Health Care REIT Inc.	1,230	52,755
Healthcare Realty Trust Inc.	750	19,372
Hersha Hospitality Trust	656	5,897
Highwoods Properties Inc.	886	26,518
Hilltop Holdings Inc.(a)	664	7,364
Home Properties Inc.	526	25,243
Hospitality Properties Trust	1,466	49,771
Host Hotels & Resorts Inc.	8,089	135,410
HRPT Properties Trust	3,444	27,380
Inland Real Estate Corp.	1,018	13,621
Investors Real Estate Trust	980	9,604
Kilroy Realty Corp.	506	24,809
Kimco Realty Corp.	3,908	139,945
Kite Realty Group Trust	488	6,422
LaSalle Hotel Properties	626	17,159
Lexington Realty Trust	1,020	15,249
Liberty Property Trust	1,398	44,890
LTC Properties Inc.	374	9,743
Macerich Co. (The)	1,116	76,301
Mack-Cali Realty Corp.	1,060	37,651
Maguire Properties Inc.	736	20,299
Medical Properties Trust Inc.	774	9,783
Mid-America Apartment Communities Inc.	400	18,324
National Healthcare Corp.	148	7,416
National Retail Properties Inc.	1,100	24,992
Nationwide Health Properties Inc.	1,416	44,689
Omega Healthcare Investors Inc.	1,056	17,424
Orient-Express Hotels Ltd.	652	33,741
Parkway Properties Inc.	252	9,052
Pennsylvania Real Estate Investment Trust	608	16,203
Post Properties Inc.	678	28,659
ProLogis	3,948	234,314
PS Business Parks Inc.	252	12,663
Public Storage	1,971	154,231
Ramco-Gershenson Properties Trust	298	6,645
Realty Income Corp.	1,578	38,472
Regency Centers Corp.	1,048	64,379
Saul Centers Inc.	208	10,656

Senior Housing Properties Trust	1,294	28,973
Simon Property Group Inc.	3,450	308,361
SL Green Realty Corp.	912	84,643
Sovran Self Storage Inc.	342	13,550
Strategic Hotels & Resorts Inc.	1,170	16,789
Sun Communities Inc.	300	5,799
Sunstone Hotel Investors Inc.	882	14,676
Tanger Factory Outlet Centers Inc.	490	18,409
Taubman Centers Inc.	618	30,993
UDR Inc.	2,047	46,733
Universal Health Realty Income Trust	188	6,777
Urstadt Biddle Properties Inc. Class A	306	4,725
U-Store-It Trust	906	8,625
Ventas Inc.	2,044	90,345
Vornado Realty Trust	2,335	211,084
Washington Real Estate Investment Trust	732	23,029
Weingarten Realty Investors	1,301	43,740
Winthrop Realty Trust Inc.	782	4,426

		4,203,978

TOTAL COMMON STOCKS
(Cost: $4,995,446)		4,597,948

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.53%

MONEY MARKET FUNDS—0.53%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(b)(c)	24,556	24,556

		24,556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,556)		24,556

TOTAL INVESTMENTS IN SECURITIES—100.13%
(Cost: $5,020,002)		4,622,504
Other Assets, Less Liabilities—(0.13)%		(5,848)

NET ASSETS—100.00%		$4,616,656

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.79%

REITs - DIVERSIFIED—12.62%
Duke Realty Corp.	11,335	$267,959
Franklin Street Properties Corp.	6,493	93,175
Gladstone Commercial Corp.	986	16,407
Liberty Property Trust	7,683	246,701
Mission West Properties Inc.	2,127	20,207
PS Business Parks Inc.	1,734	87,134

		731,583
REITs - OFFICE PROPERTY—53.01%
Alexandria Real Estate Equities Inc.	2,868	281,724
American Financial Realty Trust	10,949	90,110
BioMed Realty Trust Inc.	5,903	136,241
Boston Properties Inc.	9,419	865,795
Brandywine Realty Trust	7,634	143,901
Corporate Office Properties Trust	4,275	136,928
Douglas Emmett Inc.	5,564	127,137
Highwoods Properties Inc.	5,282	158,090
HRPT Properties Trust	20,225	160,789
Kilroy Realty Corp.	3,049	149,493
Mack-Cali Realty Corp.	6,377	226,511
Maguire Properties Inc.(a)	3,998	110,265
Parkway Properties Inc.	1,622	58,262
SL Green Realty Corp.	4,603	427,204

		3,072,450
REITs - WAREHOUSE/INDUSTRIAL—34.16%
AMB Property Corp.	6,679	337,957
DCT Industrial Trust Inc.	14,970	141,766
EastGroup Properties Inc.	2,507	103,765
First Industrial Realty Trust Inc.	4,145	144,370
First Potomac Realty Trust	2,201	38,275
ProLogis	20,450	1,213,708

		1,979,841

TOTAL COMMON STOCKS
(Cost: $6,890,806)		5,783,874

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.73%

MONEY MARKET FUNDS—1.73%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(b)(c)	7,942	7,942

BGI Cash Premier Fund LLC
4.26%(b)(c)(d)	92,400	92,400

		100,342

TOTAL SHORT-TERM INVESTMENTS
(Cost: $100,342)		100,342

TOTAL INVESTMENTS IN SECURITIES—101.52%
(Cost: $6,991,148)		5,884,216
Other Assets, Less Liabilities—(1.52)%		(88,279)

NET ASSETS—100.00%		$5,795,937

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE REITS INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.97%

FINANCE - INVESTMENT BANKER/BROKER—2.81%
Friedman Billings Ramsey Group Inc. Class A	180,378	$582,621

		582,621
FINANCE - MORTGAGE LOAN/BANKER—7.87%
Thornburg Mortgage Inc.(a)	145,615	1,630,888

		1,630,888
REITs - DIVERSIFIED—3.08%
BRT Realty Trust	22,960	362,079
Resource Capital Corp.	28,470	276,159

		638,238
REITs - HEALTH CARE—1.16%
Care Investment Trust Inc.	22,267	240,484

		240,484
REITs - MORTGAGE—83.13%
Alesco Financial Inc.	68,775	248,278
Annaly Capital Management Inc.	252,759	4,984,407
Anthracite Capital Inc.	93,879	705,031
Anworth Mortgage Asset Corp.	73,448	651,484
Arbor Realty Trust Inc.	33,385	593,251
Capital Trust Inc. Class A(a)	26,243	752,912
Capstead Mortgage Corp.	64,832	969,238
CBRE Realty Finance Inc.	43,292	246,331
Crystal River Capital Inc.	34,697	486,452
Deerfield Capital Corp.	63,805	509,802
Dynex Capital Inc.(b)	20,280	174,205
Gramercy Capital Corp.(a)	42,994	995,311
JER Investors Trust Inc.(a)	32,992	338,168
MFA Mortgage Investments Inc.	159,069	1,622,504
Newcastle Investment Corp.(a)	69,595	869,938
NorthStar Realty Finance Corp.	87,798	852,519
Origen Financial Inc.	47,122	149,848
RAIT Financial Trust	73,665	682,138
Redwood Trust Inc.(a)	33,490	1,390,170

		17,221,987
REITs - WHOLE LOANS—1.92%
Quadra Realty Trust Inc.	36,715	396,522

		396,522

TOTAL COMMON STOCKS
(Cost: $21,197,500)		20,710,740

Security	Shares	Value

SHORT-TERM INVESTMENTS—13.27%

MONEY MARKET FUNDS—13.27%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	17,764	17,764
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	2,731,362	2,731,362

		2,749,126

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,749,126)		2,749,126

TOTAL INVESTMENTS IN SECURITIES—113.24%
(Cost: $23,946,626)		23,459,866
Other Assets, Less Liabilities—(13.24)%		(2,742,918)

NET ASSETS—100.00%		$20,716,948

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.80%

FORESTRY—2.98%
Plum Creek Timber Co. Inc.	12,462	$520,289

		520,289
PAPER & RELATED PRODUCTS—2.06%
Potlatch Corp.	2,835	121,707
Rayonier Inc.	5,620	237,838

		359,545
REITs - APARTMENTS—13.32%
Apartment Investment and Management Co. Class A	6,901	273,556
AvalonBay Communities Inc.	5,686	534,200
BRE Properties Inc. Class A	3,653	159,234
Camden Property Trust	4,021	198,436
Equity Residential	20,045	749,883
Essex Property Trust Inc.	1,824	188,985
UDR Inc.	9,734	222,227

		2,326,521
REITs - DIVERSIFIED—10.67%
Digital Realty Trust Inc.	4,581	163,679
Duke Realty Corp.	10,510	248,456
iStar Financial Inc.	9,257	246,977
Liberty Property Trust	6,655	213,692
Vornado Realty Trust	10,963	991,055

		1,863,859
REITs - HEALTH CARE—8.56%
HCP Inc.	15,581	473,818
Health Care REIT Inc.	5,813	249,320
Nationwide Health Properties Inc.	6,716	211,957
Senior Housing Properties Trust	5,990	134,116
Ventas Inc.	9,643	426,221

		1,495,432
REITs - HOTELS—4.95%
Hospitality Properties Trust	6,780	230,181
Host Hotels & Resorts Inc.	37,884	634,178

		864,359
REITs - MORTGAGE—3.28%
Annaly Capital Management Inc.	29,062	573,103

		573,103
REITs - OFFICE PROPERTY—13.04%
Alexandria Real Estate Equities Inc.	2,304	226,322
Boston Properties Inc.	8,603	790,788
Brandywine Realty Trust	6,294	118,642
Corporate Office Properties Trust	3,403	108,998
Douglas Emmett Inc.	3,976	90,852

Highwoods Properties Inc.	4,097	122,623
HRPT Properties Trust	16,229	129,021
Kilroy Realty Corp.	2,340	114,730
Mack-Cali Realty Corp.	4,926	174,972
SL Green Realty Corp.	4,308	399,826

		2,276,774
REITs - OUTLET CENTERS—1.31%
Alexander’s Inc.(a)	144	50,414
Realty Income Corp.	7,317	178,388

		228,802
REITs - REGIONAL MALLS—15.57%
CBL & Associates Properties Inc.	4,722	125,511
General Growth Properties Inc.	17,727	647,390
Macerich Co. (The)	5,239	358,190
Simon Property Group Inc.	16,157	1,444,113
Taubman Centers Inc.	2,875	144,181

		2,719,385
REITs - SHOPPING CENTERS—10.90%
Developers Diversified Realty Corp.	9,027	371,461
Equity One Inc.	2,684	63,369
Federal Realty Investment Trust	4,070	300,366
Kimco Realty Corp.	18,308	655,609
Regency Centers Corp.	4,968	305,184
Weingarten Realty Investors	6,194	208,242

		1,904,231
REITs - STORAGE—4.14%
Public Storage	9,232	722,404

		722,404
REITs - WAREHOUSE/INDUSTRIAL—9.02%
AMB Property Corp.	7,160	362,296
First Industrial Realty Trust Inc.	3,228	112,431
ProLogis	18,534	1,099,993

		1,574,720

TOTAL COMMON STOCKS
(Cost: $22,224,648)		17,429,424

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(b)(c)	16,590	16,590

		16,590

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,590)		16,590

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $22,241,238)		17,446,014
Other Assets, Less Liabilities—0.11%		18,754

NET ASSETS—100.00%		$17,464,768

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.90%

REITs - APARTMENTS—87.95%
American Campus Communities Inc.	4,489	$129,508
Apartment Investment and Management Co. Class A	7,678	304,356
Associated Estates Realty Corp.	1,850	18,223
AvalonBay Communities Inc.	6,999	657,556
BRE Properties Inc. Class A	4,535	197,681
Camden Property Trust	3,972	196,018
Education Realty Trust Inc.	6,528	76,900
Equity Residential	25,431	951,374
Essex Property Trust Inc.	1,935	200,485
GMH Communities Trust	7,580	40,022
Home Properties Inc.	4,022	193,016
Mid-America Apartment Communities Inc.	4,287	196,387
Post Properties Inc.	4,517	190,934
UDR Inc.	8,352	190,676

		3,543,136
REITs - DIVERSIFIED—2.85%
Colonial Properties Trust	4,658	114,773

		114,773
REITs - HEALTH CARE—0.78%
Senior Housing Properties Trust	1,400	31,346

		31,346
REITs - MANUFACTURED HOMES—8.32%
American Land Lease Inc.	2,529	51,996
Equity Lifestyle Properties Inc.	4,041	176,470
Sun Communities Inc.	4,076	78,789
UMH Properties Inc.	2,462	28,067

		335,322

TOTAL COMMON STOCKS
(Cost: $4,773,701)		4,024,577

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(a)(b)	3,694	3,694

		3,694

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,694)		3,694

TOTAL INVESTMENTS IN SECURITIES—99.99%
(Cost: $4,777,395)		4,028,271
Other Assets, Less Liabilities—0.01%		398

NET ASSETS—100.00%		$4,028,669

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.84%

REITs - OUTLET CENTERS—10.19%
Agree Realty Corp.	969	$28,605
Alexander’s Inc.(a)	236	82,624
Getty Realty Corp.	2,424	63,751
National Retail Properties Inc.	6,762	153,633
Realty Income Corp.	9,225	224,905

		553,518
REITs - REGIONAL MALLS—49.32%
CBL & Associates Properties Inc.	6,252	166,178
General Growth Properties Inc.	16,053	586,256
Glimcher Realty Trust	3,960	52,510
Macerich Co. (The)	3,834	262,131
Pennsylvania Real Estate Investment Trust	4,182	111,450
Simon Property Group Inc.	14,767	1,319,874
Taubman Centers Inc.	3,609	180,991

		2,679,390
REITs - SHOPPING CENTERS—40.33%
Acadia Realty Trust	3,185	79,784
Cedar Shopping Centers Inc.	3,999	44,509
Developers Diversified Realty Corp.	6,402	263,442
Equity One Inc.	4,377	103,341
Federal Realty Investment Trust	3,321	245,090
Inland Real Estate Corp.	7,083	94,770
Kimco Realty Corp.	16,034	574,178
Kite Realty Group Trust	2,838	37,348
Ramco-Gershenson Properties Trust	1,698	37,865
Regency Centers Corp.	4,092	251,372
Saul Centers Inc.	1,331	68,187
Tanger Factory Outlet Centers Inc.	3,308	124,282
Urstadt Biddle Properties Inc. Class A	1,965	30,340
Weingarten Realty Investors	7,044	236,819

		2,191,327

TOTAL COMMON STOCKS
(Cost: $6,395,131)		5,424,235

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(b)(c)	5,156	5,156

		5,156

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,156)	5,156

TOTAL INVESTMENTS IN SECURITIES—99.94%
(Cost: $6,400,287)	5,429,391
Other Assets, Less Liabilities—0.06%	3,461

NET ASSETS—100.00%	$5,432,852

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD 400 SOCIAL INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.25%
Gaiam Inc.(a)	141	$3,436
Omnicom Group Inc.	2,620	118,869

		122,305
AIRLINES—0.24%
Alaska Air Group Inc.(a)	358	9,057
AMR Corp.(a)	2,015	28,089
JetBlue Airways Corp.(a)	1,558	10,766
Southwest Airlines Co.	5,925	69,500

		117,412
APPAREL—0.70%
Coach Inc.(a)	2,960	94,868
Deckers Outdoor Corp.(a)	102	12,366
Hartmarx Corp.(a)	295	796
Liz Claiborne Inc.	840	18,388
Nike Inc. Class B	3,097	191,271
Phillips-Van Heusen Corp.	456	19,216
Timberland Co. Class A(a)	442	7,253

		344,158
AUTO PARTS & EQUIPMENT—0.38%
Cooper Tire & Rubber Co.	537	9,167
Johnson Controls Inc.	4,779	169,033
Modine Manufacturing Co.	284	4,385
Spartan Motors Inc.	237	2,126

		184,711
BANKS—8.22%
Bank of Hawaii Corp.	400	20,148
Bank of New York Mellon Corp. (The)	9,170	427,597
BB&T Corp.	4,434	160,865
Cathay General Bancorp	442	11,461
Comerica Inc.	1,226	53,478
Fifth Third Bancorp	4,320	117,072
First Horizon National Corp.	1,027	22,255
Heartland Financial USA Inc.	116	2,232
KeyCorp	3,162	82,686
M&T Bank Corp.	600	55,062
National City Corp.	5,120	91,085
Northern Trust Corp.	1,538	112,828
PNC Financial Services Group Inc. (The)	2,812	184,523
Popular Inc.	2,257	30,515
Regions Financial Corp.	5,636	142,253
State Street Corp.	3,121	256,297
SunTrust Banks Inc.	2,820	194,439
Synovus Financial Corp.	2,616	34,557
U.S. Bancorp	13,908	472,177
Wachovia Corp.	15,917	619,649

Wainwright Bank & Trust Co.	42	537
Wells Fargo & Co.	27,197	924,970

		4,016,686
BEVERAGES—3.78%
Coca-Cola Co. (The)	16,020	947,903
Green Mountain Coffee Roasters Inc.(a)	116	4,468
PepsiAmericas Inc.	462	11,384
PepsiCo Inc.	12,986	885,515

		1,849,270
BIOTECHNOLOGY—1.63%
Affymetrix Inc.(a)	600	12,036
Amgen Inc.(a)	8,760	408,128
Biogen Idec Inc.(a)	2,356	143,598
Genzyme Corp.(a)	2,142	167,354
Invitrogen Corp.(a)	378	32,383
Millipore Corp.(a)	440	30,866

		794,365
BUILDING MATERIALS—0.18%
Apogee Enterprises Inc.	242	4,223
Masco Corp.	2,975	68,217
NCI Building Systems Inc.(a)	179	5,148
Simpson Manufacturing Co. Inc.	284	7,824
Trex Co. Inc.(a)	116	957

		86,369
CHEMICALS—1.34%
Air Products and Chemicals Inc.	1,736	156,275
Airgas Inc.	639	29,656
Cabot Corp.	558	16,589
Ecolab Inc.	1,421	68,563
H.B. Fuller Co.	537	11,148
Lubrizol Corp.	560	29,462
Minerals Technologies Inc.	156	8,486
Praxair Inc.	2,554	206,644
Rohm & Haas Co.	1,015	54,150
Sigma-Aldrich Corp.	1,023	50,802
Valspar Corp. (The)	820	16,425
Zoltek Companies Inc.(a)	224	8,176

		656,376
COMMERCIAL SERVICES—0.89%
Bright Horizons Family Solutions Inc.(a)	221	9,408
Convergys Corp.(a)	1,003	15,557
Cross Country Healthcare Inc.(a)	200	2,526
Deluxe Corp.	442	10,749
DeVry Inc.	477	26,326
Kelly Services Inc. Class A	179	3,082
McKesson Corp.	2,338	146,803
Monster Worldwide Inc.(a)	1,060	29,521
Moody’s Corp.	1,741	60,918
Quanta Services Inc.(a)	1,338	29,329
R.R. Donnelley & Sons Co.	1,742	60,778
Robert Half International Inc.	1,341	37,253
Valassis Communications Inc.(a)	421	4,025

		436,275
COMPUTERS—5.93%
Apple Inc.(a)	7,053	954,694
Dell Inc.(a)	18,084	362,403
Electronic Data Systems Corp.	4,117	82,752

EMC Corp.(a)	16,860	267,568
Hewlett-Packard Co.	20,784	909,300
Imation Corp.	316	8,188
Lexmark International Inc. Class A(a)	763	27,628
Network Appliance Inc.(a)	2,801	65,039
Palm Inc.	916	4,965
Seagate Technology	4,299	87,141
Sun Microsystems Inc.(a)	6,666	116,655
Unisys Corp.(a)	2,979	12,393

		2,898,726
COSMETICS & PERSONAL CARE—4.39%
Alberto-Culver Co.	703	18,833
Avon Products Inc.	3,462	121,239
Colgate-Palmolive Co.	4,106	316,162
Estee Lauder Companies Inc. (The) Class A	900	37,980
Procter & Gamble Co. (The)	25,040	1,651,388

		2,145,602
DISTRIBUTION & WHOLESALE—0.30%
Fastenal Co.	1,018	41,137
Genuine Parts Co.	1,361	59,789
W.W. Grainger Inc.	553	44,002

		144,928
DIVERSIFIED FINANCIAL SERVICES—7.36%
American Express Co.	9,435	465,334
Capital One Financial Corp.	3,142	172,213
Charles Schwab Corp. (The)	7,581	169,056
CIT Group Inc.	1,543	43,142
CME Group Inc.	441	272,935
Federal Home Loan Mortgage Corp.	5,315	161,523
Federal National Mortgage Association	7,880	266,817
Franklin Resources Inc.	1,301	135,603
Janus Capital Group Inc.	1,258	33,979
JPMorgan Chase & Co.	27,071	1,287,226
Merrill Lynch & Co. Inc.	6,907	389,555
SLM Corp.	4,130	89,827
T. Rowe Price Group Inc.	2,120	107,251
TradeStation Group Inc.(a)	221	2,409

		3,596,870
ELECTRIC—0.29%
Alliant Energy Corp.	918	33,874
Avista Corp.	426	8,584
Cleco Corp.	484	12,511
IDACORP Inc.	379	12,371
MGE Energy Inc.	179	5,864
OGE Energy Corp.	740	24,220
Ormat Technologies Inc.	106	4,608
Pepco Holdings Inc.	1,612	41,042

		143,074
ELECTRICAL COMPONENTS & EQUIPMENT—0.87%
Emerson Electric Co.	6,354	323,037
Energizer Holdings Inc.(a)	460	43,065
Energy Conversion Devices Inc.(a)	337	7,778
Hubbell Inc. Class B	444	21,170
Molex Inc.	1,161	27,910

		422,960
ELECTRONICS—0.65%
Arrow Electronics Inc.(a)	981	33,570

Brady Corp. Class A	463	14,061
Dionex Corp.(a)	140	9,814
Itron Inc.(a)	240	19,776
Thermo Fisher Scientific Inc.(a)	3,409	175,529
Thomas & Betts Corp.(a)	405	18,326
Waters Corp.(a)	816	46,879

		317,955
ENERGY - ALTERNATE SOURCES—0.14%
First Solar Inc.(a)	283	51,441
SunPower Corp. Class A(a)	220	15,200

		66,641
ENGINEERING & CONSTRUCTION—0.06%
AECOM Technology Corp.(a)	320	7,882
EMCOR Group Inc.(a)	523	11,469
Granite Construction Inc.	284	10,812

		30,163
ENVIRONMENTAL CONTROL—0.01%
Calgon Carbon Corp.(a)	335	5,152

		5,152
FOOD—2.42%
Campbell Soup Co.	1,805	57,056
Chiquita Brands International Inc.(a)	379	7,080
Dean Foods Co.	1,052	29,456
Flowers Foods Inc.	630	15,120
General Mills Inc.	2,712	148,102
H.J. Heinz Co.	2,567	109,252
Hain Celestial Group Inc.(a)	337	9,099
Hershey Co. (The)	1,381	49,992
J.M. Smucker Co. (The)	458	21,402
Kellogg Co.	2,128	101,931
Kroger Co. (The)	5,520	140,484
McCormick & Co. Inc. NVS	1,003	33,821
Safeway Inc.	3,569	110,603
SUPERVALU Inc.	1,660	49,900
Sysco Corp.	4,889	142,025
Tootsie Roll Industries Inc.	256	6,395
United Natural Foods Inc.(a)	379	9,088
Whole Foods Market Inc.	1,120	44,173
Wm. Wrigley Jr. Co.	1,742	100,043

		1,185,022
FOREST PRODUCTS & PAPER—0.11%
MeadWestvaco Corp.	1,495	41,860
Rock-Tenn Co. Class A	284	8,120
Wausau Paper Corp.	400	3,580

		53,560
GAS—0.39%
AGL Resources Inc.	622	23,543
Atmos Energy Corp.	758	21,770
Energen Corp.	581	36,545
Nicor Inc.	365	14,965
NiSource Inc.	2,143	40,696
Northwest Natural Gas Co.	219	10,367
Southern Union Co.	997	27,098
WGL Holdings Inc.	421	13,573

		188,557

HAND & MACHINE TOOLS—0.26%
Baldor Electric Co.	337	10,204
Black & Decker Corp. (The)	522	37,866
Lincoln Electric Holdings Inc.	340	20,961
Snap-On Inc.	474	23,283
Stanley Works (The)	642	32,973

		125,287
HEALTH CARE - PRODUCTS—6.23%
Baxter International Inc.	5,123	311,171
Becton, Dickinson and Co.	1,958	169,426
C.R. Bard Inc.	821	79,284
Edwards Lifesciences Corp.(a)	460	21,284
Gen-Probe Inc.(a)	439	25,089
Hillenbrand Industries Inc.	501	25,912
IDEXX Laboratories Inc.(a)	488	27,509
Invacare Corp.	284	6,913
Johnson & Johnson	23,072	1,459,535
Medtronic Inc.	9,120	424,718
Patterson Companies Inc.(a)	1,125	36,045
St. Jude Medical Inc.(a)	2,756	111,646
Stryker Corp.	1,920	128,582
TECHNE Corp.(a)	300	19,500
Varian Medical Systems Inc.(a)	1,006	52,302
Zimmer Holdings Inc.(a)	1,899	148,635

		3,047,551
HEALTH CARE - SERVICES—1.50%
Health Management Associates Inc. Class A	2,096	11,297
Humana Inc.(a)	1,359	109,128
Molina Healthcare Inc.(a)	116	3,957
Quest Diagnostics Inc.	1,264	62,340
Sierra Health Services Inc.(a)	434	18,653
UnitedHealth Group Inc.	10,422	529,854

		735,229
HOME BUILDERS—0.24%
Centex Corp.	977	27,141
Champion Enterprises Inc.(a)	663	6,477
D.R. Horton Inc.	2,263	39,037
KB Home	620	17,050
Pulte Homes Inc.	1,661	27,141

		116,846
HOME FURNISHINGS—0.16%
Harman International Industries Inc.	500	23,285
Whirlpool Corp.	636	54,130

		77,415
HOUSEHOLD PRODUCTS & WARES—0.80%
American Greetings Corp. Class A	425	8,721
Avery Dennison Corp.	857	44,410
Church & Dwight Co. Inc.	526	27,994
Clorox Co. (The)	1,112	68,188
Kimberly-Clark Corp.	3,420	224,523
Standard Register Co. (The)	116	1,128
Tupperware Brands Corp.	466	17,242

		392,206
HOUSEWARES—0.14%
Newell Rubbermaid Inc.	2,219	53,522
Toro Co. (The)	320	15,789

		69,311

INSURANCE—3.40%
Aflac Inc.	3,937	241,456
Ambac Financial Group Inc.	820	9,610
Chubb Corp.	3,108	160,963
CIGNA Corp.	2,264	111,298
Cincinnati Financial Corp.	1,342	51,721
Erie Indemnity Co. Class A	386	19,543
Hartford Financial Services Group Inc. (The)	2,537	204,913
Lincoln National Corp.	2,155	117,146
Marsh & McLennan Companies Inc.	4,225	116,610
MBIA Inc.	1,003	15,546
MGIC Investment Corp.	661	12,228
Phoenix Companies Inc. (The)	919	9,953
Principal Financial Group Inc.	2,119	126,314
Progressive Corp. (The)	5,672	105,272
Safeco Corp.	761	40,615
Travelers Companies Inc. (The)	5,211	250,649
Unum Group	2,903	65,666
Wesco Financial Corp.	11	4,356

		1,663,859
INTERNET—0.77%
eBay Inc.(a)	9,138	245,721
Sapient Corp.(a)	657	4,606
Symantec Corp.(a)	7,042	126,263

		376,590
INVESTMENT COMPANIES—0.06%
Allied Capital Corp.	1,262	27,928
Medallion Financial Corp.	81	807

		28,735
IRON & STEEL—0.30%
Nucor Corp.	2,335	134,963
Schnitzer Steel Industries Inc. Class A	164	9,292

		144,255
LEISURE TIME—0.16%
Harley-Davidson Inc.	1,965	79,740

		79,740
LODGING—0.02%
Choice Hotels International Inc.	258	8,617

		8,617
MACHINERY—1.03%
Cummins Inc.	1,650	79,662
Deere & Co.	3,574	313,654
Gerber Scientific Inc.(a)	221	1,949
Graco Inc.	524	17,931
Kadant Inc.(a)	137	3,621
Nordson Corp.	284	14,166
Rockwell Automation Inc.	1,215	69,279
Tennant Co.	158	5,212

		505,474
MANUFACTURING—1.72%
A.O. Smith Corp.	200	7,000
CLARCOR Inc.	400	15,004
Cooper Industries Ltd.	1,459	64,984
Donaldson Co. Inc.	571	23,925
Illinois Tool Works Inc.	3,347	168,689
Leggett & Platt Inc.	1,377	26,191

Pall Corp.	981	36,189
SPX Corp.	428	43,057
3M Co.	5,740	457,191

		842,230
MEDIA—2.35%
E.W. Scripps Co. Class A	720	29,318
Emmis Communications Corp.(a)	337	940
Lee Enterprises Inc.	264	3,152
McClatchy Co. (The) Class A	375	4,039
McGraw-Hill Companies Inc. (The)	2,671	114,212
Meredith Corp.	310	14,567
New York Times Co. (The) Class A	1,172	19,619
Scholastic Corp.(a)	221	7,574
Time Warner Inc.	29,164	459,041
Walt Disney Co. (The)	15,357	459,635
Washington Post Co. (The) Class B	47	34,968

		1,147,065
METAL FABRICATE & HARDWARE—0.02%
Lawson Products Inc.	42	1,335
Worthington Industries Inc.	545	8,933

		10,268
OFFICE & BUSINESS EQUIPMENT—0.38%
IKON Office Solutions Inc.	981	8,025
Pitney Bowes Inc.	1,760	64,592
Xerox Corp.	7,491	115,361

		187,978
OFFICE FURNISHINGS—0.09%
Herman Miller Inc.	434	13,793
HNI Corp.	384	12,925
Interface Inc. Class A	463	7,389
Steelcase Inc. Class A	600	9,198

		43,305
OIL & GAS—2.84%
Apache Corp.	2,666	254,443
Chesapeake Energy Corp.	3,647	135,778
Devon Energy Corp.	3,580	304,228
EOG Resources Inc.	1,977	172,987
Helmerich & Payne Inc.	842	33,023
Newfield Exploration Co.(a)	1,039	51,825
Noble Energy Inc.	1,383	100,378
Pioneer Natural Resources Co.	983	41,188
Rowan Companies Inc.	885	30,125
Sunoco Inc.	964	59,961
XTO Energy Inc.	3,896	202,358

		1,386,294
OIL & GAS SERVICES—0.78%
Cameron International Corp.(a)	1,760	70,858
Grant Prideco Inc.(a)	1,031	51,323
National Oilwell Varco Inc.(a)	2,882	173,583
Smith International Inc.	1,597	86,573

		382,337
PACKAGING & CONTAINERS—0.23%
Bemis Co. Inc.	845	22,967
Crown Holdings Inc.(a)	1,263	30,969
Sealed Air Corp.	1,307	34,178
Sonoco Products Co.	759	23,423

		111,537

PHARMACEUTICALS—3.18%
Allergan Inc.	2,477	166,430
Amylin Pharmaceuticals Inc.(a)	901	26,715
Endo Pharmaceuticals Holdings Inc.(a)	1,126	29,434
Forest Laboratories Inc.(a)	2,541	101,056
Gilead Sciences Inc.(a)	7,501	342,721
King Pharmaceuticals Inc.(a)	1,898	19,910
Merck & Co. Inc.	17,548	812,121
Mylan Inc.	2,427	36,187
Watson Pharmaceuticals Inc.(a)	822	21,462

		1,556,036
PIPELINES—0.86%
Equitable Resources Inc.	959	53,464
National Fuel Gas Co.	675	29,099
Questar Corp.	1,379	70,205
Spectra Energy Corp.	5,087	116,187
Williams Companies Inc. (The)	4,780	152,817

		421,772
REAL ESTATE—0.11%
CB Richard Ellis Group Inc. Class A(a)	1,582	30,707
Jones Lang LaSalle Inc.	300	23,340

		54,047
REAL ESTATE INVESTMENT TRUSTS—0.53%
General Growth Properties Inc.	1,944	70,995
Liberty Property Trust	735	23,601
Maguire Properties Inc.	325	8,963
ProLogis	2,069	122,795
Regency Centers Corp.	559	34,339

		260,693
RETAIL—7.65%
AutoZone Inc.(a)	361	43,638
Bed Bath & Beyond Inc.(a)	2,153	69,413
Best Buy Co. Inc.	2,819	137,595
CarMax Inc.(a)	1,716	38,267
Charming Shoppes Inc.(a)	1,084	6,992
Circuit City Stores Inc.	1,221	6,642
Costco Wholesale Corp.	3,506	238,198
CVS Caremark Corp.	11,880	464,152
Darden Restaurants Inc.	1,106	31,322
Family Dollar Stores Inc.	1,164	24,479
Foot Locker Inc.	1,321	18,084
Gap Inc. (The)	3,723	71,184
Home Depot Inc.	13,577	416,407
J.C. Penney Co. Inc.	1,760	83,442
Limited Brands Inc.	2,566	48,985
Longs Drug Stores Corp.	242	11,134
Lowe’s Companies Inc.	11,819	312,494
McDonald’s Corp.	9,541	510,921
Men’s Wearhouse Inc. (The)	414	10,553
Nordstrom Inc.	1,540	59,906
Nu Skin Enterprises Inc. Class A	420	6,901
Office Depot Inc.(a)	2,200	32,626
Pep Boys-Manny, Moe & Jack (The)	320	3,498
RadioShack Corp.	1,039	18,027
Staples Inc.	5,737	137,344
Starbucks Corp.(a)	5,894	111,456
Target Corp.	6,709	372,886

Tiffany & Co.	1,081	43,132
TJX Companies Inc. (The)	3,560	112,354
Walgreen Co.	8,000	280,880
Wendy’s International Inc.	739	18,046

		3,740,958
SAVINGS & LOANS—0.45%
FirstFed Financial Corp.(a)	82	3,440
People’s United Financial Inc.	2,394	40,435
Sovereign Bancorp Inc.	2,883	35,951
Washington Mutual Inc.	7,040	140,237

		220,063
SEMICONDUCTORS—3.85%
Advanced Micro Devices Inc.(a)	4,732	36,152
Analog Devices Inc.	2,473	70,134
Applied Materials Inc.	11,061	198,213
Entegris Inc.(a)	881	6,784
Intel Corp.	47,162	999,834
Lam Research Corp.(a)	1,094	41,999
LSI Corp.(a)	5,720	29,858
Micron Technology Inc.(a)	6,084	42,771
National Semiconductor Corp.	1,932	35,607
Novellus Systems Inc.(a)	942	22,382
Texas Instruments Inc.	11,257	348,179
Xilinx Inc.	2,396	52,401

		1,884,314
SOFTWARE—6.00%
Adobe Systems Inc.(a)	4,643	162,180
Advent Software Inc.(a)	151	6,819
Autodesk Inc.(a)	1,856	76,374
Automatic Data Processing Inc.	4,240	172,017
BMC Software Inc.(a)	1,580	50,623
Compuware Corp.(a)	2,438	20,723
Electronic Arts Inc.(a)	2,537	120,178
IMS Health Inc.	1,560	37,268
Microsoft Corp.	64,875	2,114,925
Novell Inc.(a)	3,000	19,080
Paychex Inc.	2,716	88,868
Red Hat Inc.(a)	1,557	29,085
Salesforce.com Inc.(a)	640	33,459

		2,931,599
TELECOMMUNICATIONS—10.73%
Adaptec Inc.(a)	1,021	3,186
ADC Telecommunications Inc.(a)	947	14,006
AT&T Inc.	48,899	1,882,122
Cisco Systems Inc.(a)	48,908	1,198,246
Citizens Communications Co.	2,663	30,545
Corning Inc.	12,686	305,352
Plantronics Inc.	421	8,041
Polycom Inc.(a)	698	17,624
QUALCOMM Inc.	13,202	560,029
Sprint Nextel Corp.	22,820	240,295
Telephone and Data Systems Inc.	857	45,198
Tellabs Inc.(a)	3,396	23,161
3Com Corp.(a)	3,137	12,956
Verizon Communications Inc.	23,290	904,584

		5,245,345
TOYS, GAMES & HOBBIES—0.13%
Mattel Inc.	3,001	63,051

		63,051

TRANSPORTATION—2.38%
Arkansas Best Corp.	221	6,805
Expeditors International Washington Inc.	1,716	81,150
FedEx Corp.	2,481	231,924
Kansas City Southern Industries Inc.(a)	619	22,210
Norfolk Southern Corp.	3,138	170,676
Ryder System Inc.	456	23,739
United Parcel Service Inc. Class B	8,467	619,446
YRC Worldwide Inc.(a)	516	9,448

		1,165,398
TRUCKING & LEASING—0.03%
GATX Corp.	402	15,115

		15,115

TOTAL COMMON STOCKS
(Cost: $51,964,960)		48,847,657

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(b)(c)	87,052	87,052

		87,052

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,052)		87,052

TOTAL INVESTMENTS IN SECURITIES—100.09%
(Cost: $52,052,012)		48,934,709
Other Assets, Less Liabilities—(0.09)%		(43,420)

NET ASSETS—100.00%		$48,891,289

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.94%

ADVERTISING—0.01%
Getty Images Inc.(a)	642	$16,050

		16,050
AEROSPACE & DEFENSE—1.45%
Lockheed Martin Corp.	2,167	233,863
Raytheon Co.	209	13,614
Rockwell Collins Inc.	22,529	1,423,833
United Technologies Corp.	209	15,343

		1,686,653
AIRLINES—0.43%
Southwest Airlines Co.	36,305	425,858
UAL Corp.	1,803	68,424

		494,282
APPAREL—1.27%
Crocs Inc.(a)(b)	1,509	52,498
Nike Inc. Class B	23,078	1,425,297

		1,477,795
AUTO MANUFACTURERS—0.09%
Ford Motor Co.(a)	15,801	104,919

		104,919
AUTO PARTS & EQUIPMENT—0.47%
Johnson Controls Inc.	15,514	548,730

		548,730
BANKS—7.22%
Bank of America Corp.	47,229	2,094,606
Comerica Inc.	6,327	275,984
First Horizon National Corp.(b)	17,778	385,249
Northern Trust Corp.	877	64,337
State Street Corp.	11,358	932,719
Synovus Financial Corp.	29,673	391,980
UnionBanCal Corp.	2,578	126,477
Wells Fargo & Co.	121,734	4,140,173

		8,411,525
BEVERAGES—2.63%
Hansen Natural Corp.(a)	253	9,756
Molson Coors Brewing Co. Class B	9,155	408,954
PepsiCo Inc.	38,814	2,646,727

		3,065,437
BIOTECHNOLOGY—1.17%
Amgen Inc.(a)	15,589	726,292
Celgene Corp.(a)	254	14,252
Genentech Inc.(a)	8,745	613,812

Vertex Pharmaceuticals Inc.(a)	459	9,345

		1,363,701
CHEMICALS—3.47%
Air Products and Chemicals Inc.	3,005	270,510
Ecolab Inc.	33,707	1,626,363
Praxair Inc.	9,000	728,190
Rohm & Haas Co.	26,558	1,416,869

		4,041,932
COAL—0.09%
Peabody Energy Corp.	1,822	98,424

		98,424
COMMERCIAL SERVICES—0.44%
Accenture Ltd.	5,860	202,873
H&R Block Inc.	725	13,971
Manpower Inc.	2,914	163,942
Moody’s Corp.	782	27,362
Weight Watchers International Inc.	2,527	107,650

		515,798
COMPUTERS—5.11%
Apple Inc.(a)	3,036	410,953
Dell Inc.(a)	22,924	459,397
Hewlett-Packard Co.	39,077	1,709,619
International Business Machines Corp.	30,337	3,256,374
Sun Microsystems Inc.(a)	6,578	115,115

		5,951,458
COSMETICS & PERSONAL CARE—2.19%
Avon Products Inc.	9,172	321,203
Procter & Gamble Co. (The)	33,782	2,227,923

		2,549,126
DISTRIBUTION & WHOLESALE—0.29%
Fastenal Co.	3,858	155,902
W.W. Grainger Inc.	2,334	185,716

		341,618
DIVERSIFIED FINANCIAL SERVICES—4.57%
American Express Co.	64,843	3,198,057
CME Group Inc.	117	72,411
Federal Home Loan Mortgage Corp.	11,827	359,423
Federal National Mortgage Association	17,365	587,979
Goldman Sachs Group Inc. (The)	1,549	310,993
IntercontinentalExchange Inc.(a)	94	13,156
Merrill Lynch & Co. Inc.	5,934	334,678
NYSE Euronext Inc.	1,996	156,985
SLM Corp.	13,116	285,273

		5,318,955
ELECTRIC—1.06%
Consolidated Edison Inc.	3,295	143,596
Constellation Energy Group Inc.	779	73,195
FPL Group Inc.	2,075	133,796
Mirant Corp.(a)	2,803	103,263
Northeast Utilities	2,343	64,948
Progress Energy Inc.	15,765	712,105

		1,230,903
ELECTRICAL COMPONENTS & EQUIPMENT—0.01%
General Cable Corp.(a)	220	12,762

		12,762

ELECTRONICS—0.88%
Agilent Technologies Inc.(a)	29,875	1,013,061
Sanmina-SCI Corp.(a)	5,987	9,400

		1,022,461
ENGINEERING & CONSTRUCTION—0.10%
Foster Wheeler Ltd.(a)	1,738	119,001

		119,001
FOOD—4.69%
General Mills Inc.	61,169	3,340,439
H.J. Heinz Co.	3,126	133,043
Kellogg Co.	17,652	845,531
Kraft Foods Inc.	3,256	95,271
Sysco Corp.	5,608	162,912
Whole Foods Market Inc.	19,973	787,735
Wm. Wrigley Jr. Co.	1,791	102,857

		5,467,788
FOREST PRODUCTS & PAPER—0.22%
International Paper Co.	2,449	78,980
Weyerhaeuser Co.	2,625	177,765

		256,745
GAS—0.14%
Energen Corp.	2,618	164,672

		164,672
HAND & MACHINE TOOLS—0.14%
Lincoln Electric Holdings Inc.	2,616	161,276

		161,276
HEALTH CARE - PRODUCTS—6.35%
Baxter International Inc.	17,653	1,072,243
Johnson & Johnson	80,709	5,105,651
Medtronic Inc.	9,817	457,178
TECHNE Corp.(a)	8,620	560,300
Zimmer Holdings Inc.(a)	2,589	202,641

		7,398,013
HEALTH CARE - SERVICES—1.05%
Aetna Inc.	4,698	250,215
Quest Diagnostics Inc.	10,549	520,277
Sierra Health Services Inc.(a)	1,455	62,536
WellPoint Inc.(a)	4,967	388,419

		1,221,447
HOME FURNISHINGS—0.30%
Whirlpool Corp.	4,066	346,057

		346,057
HOUSEHOLD PRODUCTS & WARES—2.85%
Avery Dennison Corp.	9,838	509,805
Kimberly-Clark Corp.	42,747	2,806,341

		3,316,146
INSURANCE—4.61%
Ambac Financial Group Inc.(b)	5,870	68,796
Cincinnati Financial Corp.	31,049	1,196,628
Hartford Financial Services Group Inc. (The)	4,054	327,442
Nationwide Financial Services Inc. Class A	12,013	530,614

Principal Financial Group Inc.	6,404	381,742
Prudential Financial Inc.	172	14,512
Safeco Corp.	4,815	256,977
Travelers Companies Inc. (The)	52,545	2,527,415
Unum Group	2,788	63,065

		5,367,191
INTERNET—2.18%
Amazon.com Inc.(a)	2,562	199,067
eBay Inc.(a)	19,974	537,101
Expedia Inc.(a)	1,398	32,182
Google Inc. Class A(a)	2,435	1,374,071
Liberty Media Corp. - Liberty Interactive Group Series A(a)	684	10,882
NutriSystem Inc.(a)(b)	1,273	36,433
Symantec Corp.(a)	19,742	353,974

		2,543,710
IRON & STEEL—0.94%
Allegheny Technologies Inc.	126	8,870
Carpenter Technology Corp.	198	12,205
Nucor Corp.	6,954	401,941
Reliance Steel & Aluminum Co.	2,171	106,835
Steel Dynamics Inc.	4,433	231,181
United States Steel Corp.	3,243	331,143

		1,092,175
LODGING—0.28%
Marriott International Inc. Class A	5,900	212,164
MGM MIRAGE(a)	1,302	95,332
Wynn Resorts Ltd.	137	15,752

		323,248
MACHINERY—1.63%
Cummins Inc.	6,482	312,951
Deere & Co.	8,870	778,431
Graco Inc.	6,273	214,662
Rockwell Automation Inc.	10,171	579,950
Terex Corp.(a)	206	12,105

		1,898,099
MANUFACTURING—2.40%
Eastman Kodak Co.	28,130	560,631
3M Co.	28,083	2,236,811

		2,797,442
MEDIA—1.91%
Cablevision Systems Corp.(a)	501	11,763
Comcast Corp. Class A(a)	686	12,458
Idearc Inc.	6,573	106,877
Liberty Global Inc. Class A(a)	7,991	322,916
McGraw-Hill Companies Inc. (The)	13,587	580,980
New York Times Co. (The) Class A	14,310	239,549
Sirius Satellite Radio Inc.(a)(b)	18,992	60,774
Washington Post Co. (The) Class B	1,200	892,800

		2,228,117
METAL FABRICATE & HARDWARE—0.39%
Commercial Metals Co.	6,194	175,600
Timken Co. (The)	9,376	283,436

		459,036

MINING—0.41%
Alcoa Inc.	5,833	193,072
Freeport-McMoRan Copper & Gold Inc.	3,199	284,807

		477,879
OFFICE FURNISHINGS—0.26%
Steelcase Inc. Class A	19,995	306,523

		306,523
OIL & GAS—7.26%
Apache Corp.	5,087	485,503
Cabot Oil & Gas Corp.	1,694	65,541
Cheniere Energy Inc.(a)	4,747	142,932
Chesapeake Energy Corp.	24,287	904,205
Chevron Corp.	11,697	988,397
Denbury Resources Inc.(a)	8,616	217,985
Devon Energy Corp.	5,917	502,827
ENSCO International Inc.	1,140	58,277
EOG Resources Inc.	4,727	413,613
Exxon Mobil Corp.	23,426	2,024,006
Hess Corp.	167	15,169
Marathon Oil Corp.	4,986	233,594
Newfield Exploration Co.(a)	6,236	311,052
Noble Energy Inc.	3,450	250,401
Pioneer Natural Resources Co.	5,728	240,003
Quicksilver Resources Inc.(a)	3,931	223,399
Range Resources Corp.	4,908	256,296
Southwestern Energy Co.(a)	2,955	165,214
Unit Corp.(a)	5,511	276,211
Valero Energy Corp.	7,453	441,143
Western Refining Inc.	2,107	44,984
XTO Energy Inc.	3,742	194,360

		8,455,112
OIL & GAS SERVICES—1.57%
Global Industries Ltd.(a)	2,572	45,422
Helix Energy Solutions Group Inc.(a)	3,216	118,896
National Oilwell Varco Inc.(a)	3,405	205,083
Oceaneering International Inc.(a)	2,263	130,304
Schlumberger Ltd.	11,139	840,549
Smith International Inc.	5,748	311,599
Superior Energy Services Inc.(a)	3,353	134,422
Tidewater Inc.	745	39,455

		1,825,730
PACKAGING & CONTAINERS—0.20%
Owens-Illinois Inc.(a)	4,535	228,564

		228,564
PHARMACEUTICALS—3.51%
Amylin Pharmaceuticals Inc.(a)	2,182	64,696
Bristol-Myers Squibb Co.	44,810	1,039,144
Express Scripts Inc.(a)	1,496	100,965
Medco Health Solutions Inc.(a)	1,962	98,257
Merck & Co. Inc.	27,543	1,274,690
Omnicare Inc.	443	9,808
Pfizer Inc.	61,160	1,430,532
Schering-Plough Corp.	3,852	75,384

		4,093,476
REAL ESTATE—0.10%
Jones Lang LaSalle Inc.	1,526	118,723

		118,723

REAL ESTATE INVESTMENT TRUSTS—0.66%
Duke Realty Corp.	2,338	55,270
General Growth Properties Inc.	331	12,088
HRPT Properties Trust	1,775	14,111
ProLogis	11,637	690,656

		772,125
RETAIL—4.94%
Bed Bath & Beyond Inc.(a)	372	11,993
Best Buy Co. Inc.	12,457	608,026
Darden Restaurants Inc.	471	13,339
Gap Inc. (The)	91,802	1,755,254
McDonald’s Corp.	14,182	759,446
Nordstrom Inc.	5,291	205,820
Office Depot Inc.(a)	14,552	215,806
PetSmart Inc.	505	11,549
Staples Inc.	45,409	1,087,091
Starbucks Corp.(a)	35,162	664,913
Tiffany & Co.	2,366	94,403
Walgreen Co.	9,131	320,589
Wendy’s International Inc.	382	9,328

		5,757,557
SAVINGS & LOANS—0.47%
Sovereign Bancorp Inc.	24,123	300,814
Washington Mutual Inc.	12,602	251,032

		551,846
SEMICONDUCTORS—5.42%
Advanced Micro Devices Inc.(a)(b)	14,722	112,476
Applied Materials Inc.	51,564	924,027
Intel Corp.	100,930	2,139,716
Lam Research Corp.(a)	15,793	606,293
LSI Corp.(a)	5,700	29,754
Micron Technology Inc.(a)	5,172	36,359
Texas Instruments Inc.	73,265	2,266,086
Xilinx Inc.	9,155	200,220

		6,314,931
SOFTWARE—4.17%
Adobe Systems Inc.(a)	14,981	523,286
BEA Systems Inc.(a)	9,788	182,938
Compuware Corp.(a)	3,559	30,252
MasterCard Inc. Class A	1,103	228,321
Microsoft Corp.	101,820	3,319,332
Novell Inc.(a)	10,771	68,504
Salesforce.com Inc.(a)	8,768	458,391
Total System Services Inc.	2,159	49,873

		4,860,897
TELECOMMUNICATIONS—5.14%
American Tower Corp. Class A(a)	315	11,822
AT&T Inc.	14,979	576,542
Cisco Systems Inc.(a)	72,896	1,785,952
Corning Inc.	10,043	241,735
Crown Castle International Corp.(a)	4,926	178,272
Embarq Corp.	2,407	109,037
Juniper Networks Inc.(a)	1,322	35,892
Leap Wireless International Inc.(a)	2,170	89,730
Level 3 Communications Inc.(a)	4,206	14,469
Motorola Inc.	62,922	725,491
NII Holdings Inc. Class B(a)	1,575	67,190
QUALCOMM Inc.	13,988	593,371

Telephone and Data Systems Inc.	2,769	146,037
Tellabs Inc.(a)	28,562	194,793
United States Cellular Corp.(a)	2,411	171,422
Verizon Communications Inc.	26,826	1,041,922

		5,983,677
TOYS, GAMES & HOBBIES—0.10%
Mattel Inc.	5,335	112,088

		112,088
TRANSPORTATION—2.70%
Ryder System Inc.	6,017	313,245
United Parcel Service Inc. Class B	38,627	2,825,951

		3,139,196

TOTAL COMMON STOCKS
(Cost: $118,612,966)		116,411,016

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.65%

MONEY MARKET FUNDS—0.65%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	173,931	173,931
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	587,425	587,425

		761,356

TOTAL SHORT-TERM INVESTMENTS
(Cost: $761,356)		761,356

TOTAL INVESTMENTS IN SECURITIES—100.59%
(Cost: $119,374,322)		117,172,372
Other Assets, Less Liabilities—(0.59)%		(687,827)

NET ASSETS—100.00%		$116,484,545

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.38%
Omnicom Group Inc.	13,769	$624,699

		624,699
AEROSPACE & DEFENSE—4.75%
General Dynamics Corp.	14,118	1,192,406
Lockheed Martin Corp.	13,815	1,490,915
Northrop Grumman Corp.	13,248	1,051,361
Raytheon Co.	18,041	1,175,191
United Technologies Corp.	38,522	2,827,900

		7,737,773
AGRICULTURE—0.37%
Bunge Ltd.	5,031	596,023

		596,023
AUTO MANUFACTURERS—0.45%
PACCAR Inc.	15,493	726,932

		726,932
BANKS—1.37%
Bank of New York Mellon Corp. (The)	47,771	2,227,562

		2,227,562
BEVERAGES—6.96%
Anheuser-Busch Companies Inc.	30,807	1,433,142
Coca-Cola Co. (The)	89,354	5,287,076
PepsiCo Inc.	67,831	4,625,396

		11,345,614
BIOTECHNOLOGY—1.30%
Amgen Inc.(a)	45,603	2,124,644

		2,124,644
CHEMICALS—1.52%
Air Products and Chemicals Inc.	8,551	769,761
E.I. du Pont de Nemours and Co.	37,740	1,705,093

		2,474,854
COMMERCIAL SERVICES—1.00%
Accenture Ltd.	25,173	871,489
McKesson Corp.	12,177	764,594

		1,636,083
COMPUTERS—8.36%
Dell Inc.(a)	82,719	1,657,689
Hewlett-Packard Co.	108,221	4,734,669
International Business Machines Corp.	57,321	6,152,836
Seagate Technology	22,507	456,217
Sun Microsystems Inc.(a)	35,732	625,310

		13,626,721

COSMETICS & PERSONAL CARE—5.69%
Avon Products Inc.	18,247	639,010
Procter & Gamble Co. (The)	130,963	8,637,010

		9,276,020
DIVERSIFIED FINANCIAL SERVICES—4.60%
American Express Co.	43,486	2,144,729
Lehman Brothers Holdings Inc.	22,367	1,435,290
Merrill Lynch & Co. Inc.	33,979	1,916,416
Morgan Stanley	40,506	2,002,212

		7,498,647
ELECTRIC—3.99%
Constellation Energy Group Inc.	7,659	719,640
Entergy Corp.	8,191	886,102
Exelon Corp.	27,689	2,109,625
FPL Group Inc.	15,579	1,004,534
PPL Corp.	15,660	766,087
Public Service Enterprise Group Inc.	10,517	1,009,632

		6,495,620
ELECTRICAL COMPONENTS & EQUIPMENT—1.04%
Emerson Electric Co.	33,242	1,690,023

		1,690,023
FOOD—1.54%
Kellogg Co.	10,520	503,908
Kroger Co. (The)	26,692	679,311
Safeway Inc.	18,605	576,569
Sysco Corp.	25,664	745,539

		2,505,327
HEALTH CARE - PRODUCTS—4.66%
Johnson & Johnson	120,091	7,596,957

		7,596,957
HEALTH CARE - SERVICES—1.15%
WellPoint Inc.(a)	23,986	1,875,705

		1,875,705
INSURANCE—2.90%
Aflac Inc.	20,620	1,264,625
CIGNA Corp.	11,761	578,171
Marsh & McLennan Companies Inc.	22,802	629,335
Principal Financial Group Inc.	11,010	656,306
Prudential Financial Inc.	18,972	1,600,668

		4,729,105
LEISURE TIME—0.74%
Carnival Corp.	17,757	790,009
Harley-Davidson Inc.	10,180	413,104

		1,203,113
MACHINERY—2.18%
Caterpillar Inc.	27,102	1,928,036
Deere & Co.	18,487	1,622,419

		3,550,455
MANUFACTURING—13.41%
Cooper Industries Ltd.	8,638	384,736
Eaton Corp.	6,171	510,712

General Electric Co.	424,142	15,018,868
Honeywell International Inc.	28,732	1,697,199
Illinois Tool Works Inc.	19,640	989,856
Ingersoll-Rand Co. Ltd. Class A	11,387	450,014
Textron Inc.	10,536	590,543
3M Co.	27,706	2,206,783

		21,848,711
MEDIA—3.10%
Clear Channel Communications Inc.	18,823	578,054
Liberty Global Inc. Class A(a)	7,459	301,418
Liberty Global Inc. Class C(a)	7,550	280,860
McGraw-Hill Companies Inc. (The)	13,750	587,950
Time Warner Inc.	151,628	2,386,625
Viacom Inc. Class A(a)	400	15,584
Viacom Inc. Class B(a)	23,450	908,922

		5,059,413
MINING—0.72%
Alcoa Inc.	35,546	1,176,573

		1,176,573
OFFICE & BUSINESS EQUIPMENT—0.37%
Xerox Corp.	38,944	599,738

		599,738
OIL & GAS—3.93%
Anadarko Petroleum Corp.	19,663	1,152,055
Apache Corp.	13,754	1,312,682
Devon Energy Corp.	17,599	1,495,563
Hess Corp.	11,955	1,085,873
Valero Energy Corp.	23,048	1,364,211

		6,410,384
OIL & GAS SERVICES—0.75%
Halliburton Co.	36,936	1,225,167

		1,225,167
PHARMACEUTICALS—7.91%
Abbott Laboratories	64,513	3,632,082
Bristol-Myers Squibb Co.	82,563	1,914,636
Cardinal Health Inc.	15,370	890,999
Merck & Co. Inc.	91,362	4,228,233
Wyeth	55,965	2,227,407

		12,893,357
PIPELINES—0.37%
Spectra Energy Corp.	26,409	603,182

		603,182
REAL ESTATE INVESTMENT TRUSTS—1.52%
Boston Properties Inc.	5,016	461,071
ProLogis	10,798	640,861
Simon Property Group Inc.	9,397	839,904
Vornado Realty Trust	5,991	541,586

		2,483,422
RETAIL—8.17%
Best Buy Co. Inc.	14,255	695,786
Costco Wholesale Corp.	18,376	1,248,465
Lowe’s Companies Inc.	62,264	1,646,260
McDonald’s Corp.	50,472	2,702,776
Sears Holdings Corp.(a)(b)	3,146	347,601

Staples Inc.	29,569	707,882
TJX Companies Inc. (The)	18,742	591,497
Wal-Mart Stores Inc.	105,467	5,366,161

		13,306,428
TELECOMMUNICATIONS—1.44%
Motorola Inc.	97,179	1,120,474
Sprint Nextel Corp.	116,609	1,227,893

		2,348,367
TRANSPORTATION—3.21%
Burlington Northern Santa Fe Corp.	13,085	1,132,114
FedEx Corp.	11,950	1,117,086
Norfolk Southern Corp.	16,294	886,231
United Parcel Service Inc. Class B	28,617	2,093,620

		5,229,051

TOTAL COMMON STOCKS
(Cost: $159,619,936)		162,725,670

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.27%

MONEY MARKET FUNDS—0.27%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	108,417	108,417
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	337,409	337,409

		445,826

TOTAL SHORT-TERM INVESTMENTS
(Cost: $445,826)		445,826

TOTAL INVESTMENTS IN SECURITIES—100.12%
(Cost: $160,065,762)		163,171,496
Other Assets, Less Liabilities—(0.12)%		(203,412)

NET ASSETS—100.00%		$162,968,084

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.92%

AEROSPACE & DEFENSE—1.73%
Boeing Co. (The)	102,150	$8,496,837

		8,496,837
AGRICULTURE—1.82%
Monsanto Co.	79,867	8,980,245

		8,980,245
APPAREL—1.03%
Coach Inc.(a)	54,331	1,741,309
Nike Inc. Class B	53,877	3,327,444

		5,068,753
AUTO PARTS & EQUIPMENT—0.62%
Johnson Controls Inc.	86,883	3,073,052

		3,073,052
BANKS—1.38%
Northern Trust Corp.	28,567	2,095,675
State Street Corp.	56,992	4,680,183

		6,775,858
BIOTECHNOLOGY—2.78%
Biogen Idec Inc.(a)	43,417	2,646,266
Celgene Corp.(a)	57,059	3,201,580
Genentech Inc.(a)	68,422	4,802,540
Genzyme Corp.(a)	38,665	3,020,896

		13,671,282
CHEMICALS—1.17%
Mosaic Co. (The)(a)	21,727	1,977,374
Praxair Inc.	46,677	3,776,636

		5,754,010
COAL—0.43%
Peabody Energy Corp.	38,866	2,099,541

		2,099,541
COMMERCIAL SERVICES—0.50%
Western Union Co.	110,307	2,470,877

		2,470,877
COMPUTERS—4.55%
Apple Inc.(a)	129,230	17,492,573
EMC Corp.(a)	309,764	4,915,955

		22,408,528
COSMETICS & PERSONAL CARE—1.20%
Colgate-Palmolive Co.	76,453	5,886,881

		5,886,881

DIVERSIFIED FINANCIAL SERVICES—5.63%
BlackRock Inc.	2,878	636,326
Charles Schwab Corp. (The)	140,565	3,134,600
CME Group Inc.	7,866	4,868,267
Franklin Resources Inc.	24,637	2,567,915
Goldman Sachs Group Inc. (The)	53,147	10,670,323
NYSE Euronext Inc.	28,020	2,203,773
SLM Corp.	75,891	1,650,629
T. Rowe Price Group Inc.	38,802	1,962,993

		27,694,826
ELECTRIC—0.38%
AES Corp. (The)(a)	98,011	1,870,050

		1,870,050
ELECTRONICS—1.32%
Agilent Technologies Inc.(a)	56,768	1,925,003
Garmin Ltd.	18,752	1,352,957
Thermo Fisher Scientific Inc.(a)	62,122	3,198,662

		6,476,622
ENGINEERING & CONSTRUCTION—0.32%
Fluor Corp.	12,969	1,577,938

		1,577,938
ENTERTAINMENT—0.41%
International Game Technology Inc.	46,999	2,005,447

		2,005,447
FOOD—0.37%
Wm. Wrigley Jr. Co.	32,006	1,838,105

		1,838,105
HEALTH CARE - PRODUCTS—5.78%
Alcon Inc.	11,200	1,590,400
Baxter International Inc.	93,677	5,689,941
Becton, Dickinson and Co.	34,026	2,944,270
Boston Scientific Corp.(a)	203,700	2,470,881
Medtronic Inc.	168,229	7,834,425
St. Jude Medical Inc.(a)	50,017	2,026,189
Stryker Corp.	46,394	3,107,006
Zimmer Holdings Inc.(a)	35,353	2,767,079

		28,430,191
HEALTH CARE - SERVICES—2.77%
Aetna Inc.	73,840	3,932,718
UnitedHealth Group Inc.	190,713	9,695,849

		13,628,567
INTERNET—7.11%
Amazon.com Inc.(a)	44,105	3,426,959
eBay Inc.(a)	173,002	4,652,024
Google Inc. Class A(a)	34,760	19,615,068
Liberty Media Corp. - Liberty Interactive Group Series A(a)	87,530	1,392,602
Symantec Corp.(a)	127,420	2,284,641
Yahoo! Inc.(a)	188,362	3,612,783

		34,984,077
LODGING—1.11%
Las Vegas Sands Corp.(a)	15,372	1,347,663
Marriott International Inc. Class A	47,140	1,695,154

MGM MIRAGE(a)	18,754	1,373,168
Wynn Resorts Ltd.	9,351	1,075,178

		5,491,163
MANUFACTURING—0.55%
Danaher Corp.	36,487	2,716,457

		2,716,457
MEDIA—5.64%
Comcast Corp. Class A(a)	282,549	5,131,090
Comcast Corp. Class A Special(a)	147,693	2,656,997
DIRECTV Group Inc. (The)(a)	104,002	2,348,365
Dish Network Corp. Class A(a)	30,219	853,385
Liberty Media Corp. - Liberty Capital Group Series A(a)	18,084	1,946,200
News Corp. Class A	271,021	5,122,297
News Corp. Class B	63,804	1,240,350
Time Warner Cable Inc. Class A(a)	22,820	574,151
Walt Disney Co. (The)	263,284	7,880,090

		27,752,925
METAL FABRICATE & HARDWARE—0.46%
Precision Castparts Corp.	20,138	2,291,704

		2,291,704
MINING—1.72%
Freeport-McMoRan Copper & Gold Inc.	56,245	5,007,492
Newmont Mining Corp.	63,975	3,476,402

		8,483,894
OIL & GAS—3.60%
Chesapeake Energy Corp.	65,993	2,456,919
Diamond Offshore Drilling Inc.	9,659	1,090,791
EOG Resources Inc.	36,112	3,159,800
Noble Corp.	39,611	1,733,773
Transocean Inc.(a)	45,696	5,602,330
XTO Energy Inc.	70,832	3,679,014

		17,722,627
OIL & GAS SERVICES—4.60%
Baker Hughes Inc.	47,409	3,078,266
National Oilwell Varco Inc.(a)	52,457	3,159,485
Schlumberger Ltd.	175,947	13,276,961
Weatherford International Ltd.(a)	50,233	3,104,902

		22,619,614
PHARMACEUTICALS—4.07%
Allergan Inc.	44,720	3,004,737
Express Scripts Inc.(a)	31,428	2,121,076
Gilead Sciences Inc.(a)	137,300	6,273,237
Medco Health Solutions Inc.(a)	79,049	3,958,774
Schering-Plough Corp.	239,017	4,677,563

		20,035,387
PIPELINES—0.57%
Williams Companies Inc. (The)	88,056	2,815,150

		2,815,150
REAL ESTATE INVESTMENT TRUSTS—0.55%
General Growth Properties Inc.	33,810	1,234,741
Public Storage	18,864	1,476,108

		2,710,849

RETAIL—5.35%
CVS Caremark Corp.	218,562	8,539,217
Kohl’s Corp.(a)	41,627	1,899,856
Starbucks Corp.(a)	107,281	2,028,684
Target Corp.	111,020	6,170,492
Walgreen Co.	146,315	5,137,120
Yum! Brands Inc.	75,039	2,563,332

		26,338,701
SEMICONDUCTORS—6.95%
Applied Materials Inc.	204,203	3,659,318
Broadcom Corp. Class A(a)	68,722	1,517,382
Intel Corp.	858,514	18,200,497
MEMC Electronic Materials Inc.(a)	33,800	2,415,348
NVIDIA Corp.(a)	81,584	2,006,151
Texas Instruments Inc.	206,579	6,389,488

		34,188,184
SOFTWARE—13.30%
Adobe Systems Inc.(a)	84,907	2,965,802
Automatic Data Processing Inc.	78,548	3,186,692
CA Inc.	60,413	1,330,898
Electronic Arts Inc.(a)	46,686	2,211,516
MasterCard Inc. Class A	10,214	2,114,298
Microsoft Corp.	1,230,837	40,125,286
Oracle Corp.(a)	579,428	11,907,245
Paychex Inc.	49,484	1,619,116

		65,460,853
TELECOMMUNICATIONS—8.56%
American Tower Corp. Class A(a)	59,460	2,231,534
Cisco Systems Inc.(a)	898,419	22,011,266
Corning Inc.	230,849	5,556,535
Juniper Networks Inc.(a)	76,941	2,088,948
QUALCOMM Inc.	241,532	10,245,787

		42,134,070
TRANSPORTATION—1.59%
CSX Corp.	61,896	3,000,718
Union Pacific Corp.	38,755	4,845,538

		7,846,256

TOTAL COMMON STOCKS
(Cost: $495,728,447)		491,799,521

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(b)(c)	319,418	319,418

		319,418

TOTAL SHORT-TERM INVESTMENTS
(Cost: $319,418)		319,418

TOTAL INVESTMENTS IN SECURITIES—99.99%
(Cost: $496,047,865)	492,118,939
Other Assets, Less Liabilities—0.01%	62,759

NET ASSETS—100.00%	$492,181,698

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.87%

AGRICULTURE—5.61%
Altria Group Inc.	164,805	$12,495,515
Archer-Daniels-Midland Co.	46,079	2,029,780
Reynolds American Inc.	13,434	850,775

		15,376,070
AUTO MANUFACTURERS—0.78%
Ford Motor Co.(a)	158,080	1,049,651
General Motors Corp.	38,588	1,092,426

		2,142,077
BANKS—15.79%
Bank of America Corp.	353,242	15,666,283
BB&T Corp.	43,288	1,570,489
Fifth Third Bancorp	38,463	1,042,347
National City Corp.	44,558	792,687
PNC Financial Services Group Inc. (The)	26,668	1,749,954
Regions Financial Corp.	54,573	1,377,423
SunTrust Banks Inc.	27,413	1,890,126
U.S. Bancorp	135,613	4,604,061
Wachovia Corp.	155,922	6,070,043
Wells Fargo & Co.	250,786	8,529,232

		43,292,645
CHEMICALS—1.05%
Dow Chemical Co. (The)	74,283	2,871,781

		2,871,781
DIVERSIFIED FINANCIAL SERVICES—11.60%
Ameriprise Financial Inc.	18,217	1,007,582
Bear Stearns Companies Inc. (The)	8,468	764,660
Capital One Financial Corp.	32,622	1,788,012
Citigroup Inc.	404,800	11,423,456
Federal Home Loan Mortgage Corp.	51,902	1,577,302
Federal National Mortgage Association	76,726	2,597,942
JPMorgan Chase & Co.	265,741	12,635,985

		31,794,939
ELECTRIC—4.74%
Ameren Corp.	16,243	727,849
American Electric Power Co. Inc.	30,904	1,323,618
Consolidated Edison Inc.	21,249	926,031
Dominion Resources Inc.	45,149	1,941,407
Duke Energy Corp.	98,406	1,836,256
Edison International	23,495	1,225,499
FirstEnergy Corp.	23,922	1,703,725
PG&E Corp.	27,547	1,130,529
Southern Co. (The)	59,584	2,165,878

		12,980,792

ELECTRONICS—0.48%
Tyco Electronics Ltd.	38,767	1,310,712

		1,310,712
ENVIRONMENTAL CONTROL—0.47%
Waste Management Inc.	39,912	1,294,745

		1,294,745
FOOD—2.40%
Campbell Soup Co.	18,649	589,495
General Mills Inc.	26,361	1,439,574
H.J. Heinz Co.	23,510	1,000,586
Kraft Foods Inc.	121,595	3,557,870

		6,587,525
FOREST PRODUCTS & PAPER—0.82%
International Paper Co.	33,743	1,088,212
Weyerhaeuser Co.	16,955	1,148,193

		2,236,405
GAS—0.37%
Sempra Energy	18,053	1,009,163

		1,009,163
HEALTH CARE - PRODUCTS—0.63%
Covidien Ltd.	38,772	1,730,394

		1,730,394
HOUSEHOLD PRODUCTS & WARES—0.80%
Kimberly-Clark Corp.	33,391	2,192,119

		2,192,119
INSURANCE—9.42%
ACE Ltd.	25,520	1,488,838
Allstate Corp. (The)	44,774	2,206,015
American International Group Inc.	174,990	9,652,448
Chubb Corp.	30,123	1,560,070
Hartford Financial Services Group Inc. (The)	24,814	2,004,227
Lincoln National Corp.	21,303	1,158,031
Loews Corp.	35,143	1,640,827
MetLife Inc.	35,522	2,094,732
Progressive Corp. (The)	51,282	951,794
Travelers Companies Inc. (The)	50,590	2,433,379
XL Capital Ltd. Class A	14,025	631,125

		25,821,486
IRON & STEEL—0.43%
Nucor Corp.	20,518	1,185,940

		1,185,940
MANUFACTURING—0.56%
Tyco International Ltd.	38,800	1,527,168

		1,527,168
MEDIA—0.43%
CBS Corp. Class A	1,294	32,635
CBS Corp. Class B	45,882	1,155,768

		1,188,403
OIL & GAS—24.66%
Chevron Corp.	167,405	14,145,722
ConocoPhillips	116,302	9,341,377
Exxon Mobil Corp.	429,055	37,070,352

Marathon Oil Corp.	55,859	2,616,994
Occidental Petroleum Corp.	65,497	4,445,281

		67,619,726
PHARMACEUTICALS—6.00%
Eli Lilly and Co.	75,879	3,909,286
Pfizer Inc.	536,351	12,545,250

		16,454,536
RETAIL—2.14%
Gap Inc. (The)	45,716	874,090
Home Depot Inc.	131,957	4,047,121
Macy’s Inc.	34,228	946,062

		5,867,273
SAVINGS & LOANS—0.49%
Washington Mutual Inc.	67,930	1,353,166

		1,353,166
TELECOMMUNICATIONS—10.20%
AT&T Inc.	478,953	18,434,901
Qwest Communications International Inc.	115,651	680,028
Verizon Communications Inc.	227,709	8,844,218

		27,959,147

TOTAL COMMON STOCKS
(Cost: $287,936,568)		273,796,212

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(b)(c)	69,848	69,848

		69,848

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,848)		69,848

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $288,006,416)		273,866,060
Other Assets, Less Liabilities—0.11%		297,242

NET ASSETS—100.00%		$274,163,302

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.66%
Interpublic Group of Companies Inc. (The)(a)(b)	62,768	$560,518
R.H. Donnelley Corp.(a)	9,465	284,613

		845,131
AEROSPACE & DEFENSE—2.59%
Alliant Techsystems Inc.(a)	4,336	458,966
Goodrich Corp.	16,543	1,034,765
L-3 Communications Holdings Inc.	16,566	1,836,010

		3,329,741
AIRLINES—1.35%
Southwest Airlines Co.	97,729	1,146,361
UAL Corp.	15,295	580,445

		1,726,806
APPAREL—0.25%
Phillips-Van Heusen Corp.	7,613	320,812

		320,812
AUTO MANUFACTURERS—0.34%
Oshkosh Truck Corp.	9,465	433,118

		433,118
AUTO PARTS & EQUIPMENT—0.83%
BorgWarner Inc.	15,135	765,982
WABCO Holdings Inc.	7,269	292,868

		1,058,850
BANKS—0.76%
Commerce Bancorp Inc.	25,707	979,694

		979,694
BEVERAGES—1.08%
Brown-Forman Corp. Class B	7,633	480,726
Molson Coors Brewing Co. Class B	20,183	901,575

		1,382,301
BIOTECHNOLOGY—1.09%
Alexion Pharmaceuticals Inc.(a)	4,762	311,054
Charles River Laboratories International Inc.(a)	9,082	563,992
Invitrogen Corp.(a)	6,139	525,928

		1,400,974
BUILDING MATERIALS—0.80%
Trane Inc.	22,807	1,021,297

		1,021,297
CHEMICALS—3.78%
Airgas Inc.	9,459	438,992

CF Industries Holdings Inc.	6,559	701,354
Cytec Industries Inc.	5,349	302,807
FMC Corp.	9,567	508,582
Huntsman Corp.	12,178	295,195
International Flavors & Fragrances Inc.	9,988	425,589
Rockwood Holdings Inc.(a)	2,985	87,640
Sherwin-Williams Co. (The)	14,105	806,947
Sigma-Aldrich Corp.	15,080	748,873
Terra Industries Inc.(a)	11,848	533,989

		4,849,968
COAL—0.31%
Massey Energy Co.	10,599	394,071

		394,071
COMMERCIAL SERVICES—3.55%
Career Education Corp.(a)	12,287	267,119
ChoicePoint Inc.(a)	9,146	304,470
Equifax Inc.	17,618	653,452
Hertz Global Holdings Inc.(a)	16,870	251,700
Hewitt Associates Inc. Class A(a)	13,047	484,957
Manpower Inc.	10,833	609,465
Moody’s Corp.	28,817	1,008,307
SAIC Inc.(a)	16,918	319,750
Service Corp. International	38,061	457,874
Weight Watchers International Inc.	4,774	203,372

		4,560,466
COMPUTERS—2.63%
Affiliated Computer Services Inc. Class A(a)	12,562	612,397
Cadence Design Systems Inc.(a)	35,646	361,807
Diebold Inc.	8,307	214,985
DST Systems Inc.(a)	6,559	468,968
NCR Corp.(a)	24,141	518,549
Synopsys Inc.(a)	19,296	424,898
Western Digital Corp.(a)	29,257	773,848

		3,375,452
COSMETICS & PERSONAL CARE—0.46%
Estee Lauder Companies Inc. (The) Class A	14,040	592,488

		592,488
DISTRIBUTION & WHOLESALE—0.55%
W.W. Grainger Inc.	8,858	704,831

		704,831
DIVERSIFIED FINANCIAL SERVICES—2.18%
Federated Investors Inc. Class B	12,837	546,471
Jefferies Group Inc.	14,535	293,898
Legg Mason Inc.	17,223	1,240,056
Raymond James Financial Inc.	12,868	361,462
Waddell & Reed Financial Inc. Class A	10,781	357,714

		2,799,601
ELECTRIC—2.39%
DPL Inc.	14,981	415,873
Mirant Corp.(a)	34,078	1,255,434
Reliant Energy Inc.(a)	44,526	947,068
Sierra Pacific Resources Corp.	29,591	442,977

		3,061,352
ELECTRICAL COMPONENTS & EQUIPMENT—0.89%
Energizer Holdings Inc.(a)	7,597	711,231

Molex Inc.	8,459	203,354
Molex Inc. Class A	9,906	230,711

		1,145,296
ELECTRONICS—2.66%
Applied Biosystems Group	22,298	703,056
Arrow Electronics Inc.(a)	16,552	566,409
Avnet Inc.(a)	19,966	710,989
AVX Corp.	6,972	90,845
Gentex Corp.	19,287	305,892
Jabil Circuit Inc.	23,215	307,599
PerkinElmer Inc.	15,701	390,798
Thomas & Betts Corp.(a)	7,523	340,416

		3,416,004
ENGINEERING & CONSTRUCTION—2.35%
Foster Wheeler Ltd.(a)	19,058	1,304,901
KBR Inc.(a)	21,912	692,200
Shaw Group Inc. (The)(a)	10,026	566,469
URS Corp.(a)	10,356	454,628

		3,018,198
ENVIRONMENTAL CONTROL—1.12%
Allied Waste Industries Inc.(a)	38,389	378,132
Nalco Holding Co.	19,369	405,587
Republic Services Inc.	21,840	655,200

		1,438,919
FOOD—0.94%
Hershey Co. (The)	20,279	734,100
McCormick & Co. Inc. NVS	14,051	473,800

		1,207,900
FOREST PRODUCTS & PAPER—0.53%
MeadWestvaco Corp.	24,477	685,356

		685,356
GAS—0.42%
Energen Corp.	8,620	542,198

		542,198
HAND & MACHINE TOOLS—0.51%
Kennametal Inc.	10,387	318,154
Lincoln Electric Holdings Inc.	5,450	335,992

		654,146
HEALTH CARE - PRODUCTS—1.31%
Beckman Coulter Inc.	8,305	552,282
DENTSPLY International Inc.	18,840	778,280
Kinetic Concepts Inc.(a)	7,091	352,990

		1,683,552
HEALTH CARE - SERVICES—3.77%
Brookdale Senior Living Inc.	5,344	119,278
Community Health Systems Inc.(a)	12,689	407,317
Coventry Health Care Inc.(a)	20,678	1,169,961
Health Net Inc.(a)	14,595	678,522
Laboratory Corp. of America Holdings(a)	15,252	1,126,818
Lincare Holdings Inc.(a)	10,625	354,981
Quest Diagnostics Inc.	19,884	980,679

		4,837,556

HOME BUILDERS—0.45%
NVR Inc.(a)(b)	629	397,213
Thor Industries Inc.	5,174	182,746

		579,959
HOUSEHOLD PRODUCTS & WARES—2.67%
Church & Dwight Co. Inc.	8,710	463,546
Clorox Co. (The)	18,428	1,130,005
Fortune Brands Inc.	20,068	1,403,155
Jarden Corp.(a)	8,749	219,075
Scotts Miracle-Gro Co. (The) Class A	5,370	209,645

		3,425,426
INSURANCE—0.90%
Alleghany Corp.(a)	693	261,954
Markel Corp.(a)	1,319	610,697
Philadelphia Consolidated Holding Corp.(a)	8,068	288,834

		1,161,485
INTERNET—1.42%
Check Point Software Technologies Ltd.(a)	23,732	505,492
Expedia Inc.(a)	27,677	637,125
IAC/InterActiveCorp(a)	26,163	678,668

		1,821,285
IRON & STEEL—1.82%
AK Steel Holding Corp.(a)	14,785	706,427
Carpenter Technology Corp.	6,587	406,023
Cleveland-Cliffs Inc.	5,515	561,648
Steel Dynamics Inc.	12,803	667,676

		2,341,774
LODGING—1.62%
Boyd Gaming Corp.	7,282	194,648
Choice Hotels International Inc.	4,187	139,846
Starwood Hotels & Resorts Worldwide Inc.	26,145	1,183,061
Wyndham Worldwide Corp.	23,883	562,683

		2,080,238
MACHINERY—3.29%
Cummins Inc.	24,238	1,170,211
Flowserve Corp.	7,566	621,320
Graco Inc.	8,024	274,581
IDEX Corp.	10,807	337,503
Rockwell Automation Inc.	17,754	1,012,333
Terex Corp.(a)	13,642	801,604

		4,217,552
MANUFACTURING—5.42%
AptarGroup Inc.	8,613	324,882
Donaldson Co. Inc.	9,260	387,994
Dover Corp.	26,462	1,068,006
Harsco Corp.	11,227	639,041
ITT Industries Inc.	24,041	1,428,757
Pall Corp.	16,336	602,635
Parker Hannifin Corp.	22,304	1,507,974
SPX Corp.	6,998	703,999
Trinity Industries Inc.	10,103	286,117

		6,949,405
MEDIA—0.99%
E.W. Scripps Co. Class A	10,882	443,115
Meredith Corp.	4,877	229,170
Washington Post Co. (The) Class B	799	594,456

		1,266,741

MINING—0.78%
Vulcan Materials Co.	12,788	1,003,346

		1,003,346
OFFICE FURNISHINGS—0.10%
Steelcase Inc. Class A	8,632	132,329

		132,329
OIL & GAS—6.21%
Helmerich & Payne Inc.	12,678	497,231
Murphy Oil Corp.	23,443	1,723,998
Nabors Industries Ltd.(a)	37,281	1,014,789
Newfield Exploration Co.(a)	17,204	858,136
Noble Energy Inc.	22,480	1,631,598
Pioneer Natural Resources Co.	15,954	668,473
Rowan Companies Inc.	14,787	503,349
St. Mary Land & Exploration Co.	8,012	282,263
Tesoro Corp.	18,112	707,274
Western Refining Inc.	3,927	83,841

		7,970,952
OIL & GAS SERVICES—1.12%
BJ Services Co.	38,834	844,639
Global Industries Ltd.(a)	11,032	194,825
Tidewater Inc.	7,487	396,512

		1,435,976
PACKAGING & CONTAINERS—1.26%
Ball Corp.	13,440	616,762
Crown Holdings Inc.(a)	20,711	507,834
Pactiv Corp.(a)	17,293	494,753

		1,619,349
PHARMACEUTICALS—4.22%
AmerisourceBergen Corp.	22,272	1,038,989
Barr Pharmaceuticals Inc.(a)	14,216	741,933
Forest Laboratories Inc.(a)	41,285	1,641,904
Hospira Inc.(a)	20,697	850,854
Mylan Inc.	40,020	596,698
NBTY Inc.(a)	7,577	183,515
Watson Pharmaceuticals Inc.(a)	13,738	358,699

		5,412,592
PIPELINES—1.57%
Equitable Resources Inc.	15,295	852,696
Questar Corp.	22,923	1,167,010

		2,019,706
REAL ESTATE—1.25%
CB Richard Ellis Group Inc. Class A(a)	26,419	512,793
Forest City Enterprises Inc. Class A	8,300	330,755
Jones Lang LaSalle Inc.	4,740	368,772
St. Joe Co. (The)(b)	10,039	389,714

		1,602,034
REAL ESTATE INVESTMENT TRUSTS—9.55%
AMB Property Corp.	13,115	663,619
AvalonBay Communities Inc.	10,565	992,582
BRE Properties Inc. Class A	6,484	282,638
Camden Property Trust	7,473	368,793
CapitalSource Inc.	19,930	327,051

Developers Diversified Realty Corp.	16,417	675,560
Douglas Emmett Inc.	13,008	297,233
Duke Realty Corp.	19,366	457,812
Equity Residential	35,620	1,332,544
Essex Property Trust Inc.	3,386	350,823
Federal Realty Investment Trust	7,450	549,810
HCP Inc.	28,800	875,808
Hospitality Properties Trust	12,592	427,498
Host Hotels & Resorts Inc.	69,080	1,156,399
Kimco Realty Corp.	29,078	1,041,283
Realty Income Corp.	13,576	330,983
Regency Centers Corp.	9,257	568,657
Taubman Centers Inc.	7,075	354,811
UDR Inc.	18,038	411,808
Ventas Inc.	17,807	787,069

		12,252,781
RETAIL—5.52%
Advance Auto Parts Inc.	13,514	482,180
American Eagle Outfitters Inc.	23,818	548,529
AutoZone Inc.(a)	5,830	704,730
Bed Bath & Beyond Inc.(a)	35,290	1,137,750
Big Lots Inc.(a)(b)	13,805	239,655
Burger King Holdings Inc.	7,311	192,645
Dollar Tree Stores Inc.(a)	12,812	358,864
Nordstrom Inc.	27,174	1,057,069
Rite Aid Corp.(a)(b)	68,572	202,973
Ross Stores Inc.	18,385	535,923
Saks Inc.(a)	16,879	304,666
Tiffany & Co.	18,058	720,514
Wendy’s International Inc.	11,756	287,082
Williams-Sonoma Inc.	11,806	317,345

		7,089,925
SAVINGS & LOANS—0.41%
People’s United Financial Inc.	22,121	373,624
TFS Financial Corp.(a)	12,267	146,468

		520,092
SEMICONDUCTORS—3.80%
Analog Devices Inc.	40,883	1,159,442
Integrated Device Technology Inc.(a)	25,830	192,433
International Rectifier Corp.(a)	9,640	268,281
Linear Technology Corp.	26,950	745,706
Microchip Technology Inc.	28,030	894,437
Micron Technology Inc.(a)	100,676	707,752
National Semiconductor Corp.	35,217	649,049
ON Semiconductor Corp.(a)	39,522	256,103

		4,873,203
SOFTWARE—3.38%
BMC Software Inc.(a)	25,963	831,855
Compuware Corp.(a)	37,961	322,668
Fidelity National Information Services Inc.	25,654	1,089,012
Fiserv Inc.(a)	21,875	1,123,719
IMS Health Inc.	25,887	618,440
Sybase Inc.(a)	12,281	346,570

		4,332,264
TELECOMMUNICATIONS—1.05%
Anixter International Inc.(a)	4,054	284,023
Telephone and Data Systems Inc.	6,842	360,847
Telephone and Data Systems Inc. Special	7,012	339,381

Tellabs Inc.(a)	53,864	367,352

		1,351,603
TEXTILES—0.46%
Cintas Corp.	18,161	596,044

		596,044
TRANSPORTATION—0.28%
J.B. Hunt Transport Services Inc.	11,483	357,121

		357,121
WATER—0.28%
Aqua America Inc.	17,724	353,239

		353,239

TOTAL COMMON STOCKS
(Cost: $131,614,508)		128,232,499

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.12%

MONEY MARKET FUNDS—1.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	88,881	88,881
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	1,342,754	1,342,754

		1,431,635

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,431,635)		1,431,635

TOTAL INVESTMENTS IN SECURITIES—101.04%
(Cost: $133,046,143)		129,664,134
Other Assets, Less Liabilities—(1.04)%		(1,329,273)

NET ASSETS—100.00%		$128,334,861

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—0.41%
Clear Channel Outdoor Holdings Inc. Class A(a)	17,837	$396,338
Lamar Advertising Co.	29,154	1,257,120

		1,653,458
AEROSPACE & DEFENSE—1.44%
BE Aerospace Inc.(a)	39,464	1,523,705
Rockwell Collins Inc.	69,268	4,377,738

		5,901,443
APPAREL—0.84%
Crocs Inc.(a)(b)	31,365	1,091,188
Guess? Inc.	22,302	832,088
Polo Ralph Lauren Corp.	25,124	1,522,263

		3,445,539
BEVERAGES—0.29%
Hansen Natural Corp.(a)(b)	30,508	1,176,388

		1,176,388
BIOTECHNOLOGY—1.72%
Illumina Inc.(a)	22,229	1,415,987
Millennium Pharmaceuticals Inc.(a)	137,631	2,087,862
Millipore Corp.(a)	23,493	1,648,034
PDL BioPharma Inc.(a)	47,375	707,309
Vertex Pharmaceuticals Inc.(a)	57,070	1,161,945

		7,021,137
BUILDING MATERIALS—0.54%
Martin Marietta Materials Inc.	17,953	2,203,192

		2,203,192
CHEMICALS—1.16%
Albemarle Corp.	31,267	1,133,741
Ecolab Inc.	74,813	3,609,727

		4,743,468
COAL—2.05%
Arch Coal Inc.	60,694	2,670,536
CONSOL Energy Inc.	77,880	5,685,240

		8,355,776
COMMERCIAL SERVICES—5.83%
Alliance Data Systems Corp.(a)(b)	33,547	1,696,472
Apollo Group Inc. Class A(a)	57,862	4,613,916
Corporate Executive Board Co. (The)	15,692	903,075
Corrections Corp. of America(a)	52,614	1,396,376
DeVry Inc.	25,136	1,387,256
Genpact Ltd.(a)	12,490	151,754
Interactive Data Corp.	13,781	398,960

Iron Mountain Inc.(a)(b)	77,219	2,655,562
ITT Educational Services Inc.(a)	17,145	1,566,196
Monster Worldwide Inc.(a)(b)	49,389	1,375,484
Morningstar Inc.(a)	5,624	371,465
Pharmaceutical Product Development Inc.	44,885	1,946,214
Quanta Services Inc.(a)	69,173	1,516,272
Robert Half International Inc.	69,345	1,926,404
Sotheby’s Holdings Inc. Class A	28,809	895,096
Strayer Education Inc.	5,858	1,010,974

		23,811,476
COMPUTERS—3.30%
Brocade Communications Systems Inc.(a)	168,580	1,161,516
Cognizant Technology Solutions Corp.(a)	122,115	3,407,009
FactSet Research Systems Inc.	19,349	1,082,190
IHS Inc. Class A(a)	14,243	882,211
MICROS Systems Inc.(a)	16,618	1,023,336
Network Appliance Inc.(a)	148,471	3,447,497
SanDisk Corp.(a)	96,878	2,465,545

		13,469,304
DISTRIBUTION & WHOLESALE—0.58%
Fastenal Co.	58,936	2,381,604

		2,381,604
DIVERSIFIED FINANCIAL SERVICES—4.38%
Affiliated Managers Group Inc.(a)(b)	12,848	1,263,087
Eaton Vance Corp.	52,204	1,945,643
First Marblehead Corp. (The)	27,108	445,656
IntercontinentalExchange Inc.(a)	29,267	4,096,209
Janus Capital Group Inc.	72,218	1,950,608
MF Global Ltd.(a)	39,337	1,182,077
NASDAQ Stock Market Inc. (The)(a)	44,593	2,063,318
NYMEX Holdings Inc.	26,261	3,020,015
TD Ameritrade Holding Corp.(a)	103,842	1,948,076

		17,914,689
ELECTRIC—2.18%
Allegheny Energy Inc.	70,219	3,847,299
Dynegy Inc. Class A(a)	162,364	1,139,795
NRG Energy Inc.(a)	101,907	3,932,591

		8,919,685
ELECTRICAL COMPONENTS & EQUIPMENT—1.00%
AMETEK Inc.	45,580	2,007,343
Belden Inc.	18,327	775,232
General Cable Corp.(a)(b)	22,516	1,306,153

		4,088,728
ELECTRONICS—3.07%
Amphenol Corp. Class A	75,588	3,018,985
Dolby Laboratories Inc. Class A(a)	18,641	803,241
FLIR Systems Inc.(a)	57,091	1,728,715
Itron Inc.(a)	12,295	1,013,108
Mettler-Toledo International Inc.(a)	15,533	1,542,427
National Instruments Corp.	23,760	638,194
Trimble Navigation Ltd.(a)	51,777	1,369,502
Waters Corp.(a)	42,382	2,434,846

		12,549,018
ENERGY - ALTERNATE SOURCES—1.22%
Covanta Holding Corp.(a)	46,281	1,175,075
First Solar Inc.(a)(b)	14,919	2,711,827

SunPower Corp. Class A(a)(b)	15,871	1,096,527

		4,983,429
ENGINEERING & CONSTRUCTION—2.21%
AECOM Technology Corp.(a)	28,972	713,580
Jacobs Engineering Group Inc.(a)	50,888	3,889,879
McDermott International Inc.(a)	94,189	4,443,837

		9,047,296
ENTERTAINMENT—0.75%
DreamWorks Animation SKG Inc. Class A(a)	28,336	692,815
Penn National Gaming Inc.(a)	31,973	1,667,392
Scientific Games Corp. Class A(a)(b)	30,040	714,952

		3,075,159
ENVIRONMENTAL CONTROL—0.55%
Stericycle Inc.(a)	37,914	2,246,784

		2,246,784
FOOD—0.58%
Whole Foods Market Inc.	59,676	2,353,621

		2,353,621
HEALTH CARE - PRODUCTS—7.28%
C.R. Bard Inc.	43,306	4,182,060
Edwards Lifesciences Corp.(a)	25,253	1,168,456
Gen-Probe Inc.(a)	23,187	1,325,137
Henry Schein Inc.(a)	37,918	2,204,173
Hologic Inc.(a)	52,795	3,397,886
IDEXX Laboratories Inc.(a)	26,407	1,488,563
Intuitive Surgical Inc.(a)	16,239	4,124,706
Inverness Medical Innovations Inc.(a)	30,070	1,354,654
Patterson Companies Inc.(a)	55,626	1,782,257
ResMed Inc.(a)	33,312	1,551,673
Respironics Inc.(a)	30,926	2,025,962
TECHNE Corp.(a)	16,738	1,087,970
Varian Medical Systems Inc.(a)	53,415	2,777,046
Ventana Medical Systems Inc.(a)	14,085	1,254,269

		29,724,812
HEALTH CARE - SERVICES—2.88%
Covance Inc.(a)	27,385	2,277,337
DaVita Inc.(a)	45,192	2,410,993
Humana Inc.(a)	70,658	5,673,837
Pediatrix Medical Group Inc.(a)	20,885	1,422,060

		11,784,227
HOLDING COMPANIES - DIVERSIFIED—0.74%
Leucadia National Corp.	67,965	3,002,014

		3,002,014
HOME FURNISHINGS—0.43%
Harman International Industries Inc.	26,057	1,213,475
Tempur-Pedic International Inc.	28,057	556,090

		1,769,565
INSURANCE—0.27%
Brown & Brown Inc.	49,030	1,103,665

		1,103,665
INTERNET—3.24%
Akamai Technologies Inc.(a)(b)	71,316	2,153,743
Blue Coat Systems Inc.(a)	12,354	331,952

Equinix Inc.(a)	12,701	959,307
F5 Networks Inc.(a)	36,518	859,269
HLTH Corp.(a)	78,618	879,735
McAfee Inc.(a)	67,462	2,270,771
Priceline.com Inc.(a)	13,968	1,515,807
ValueClick Inc.(a)	43,287	944,955
VeriSign Inc.(a)	94,029	3,189,464
WebMD Health Corp. Class A(a)(b)	4,090	151,166

		13,256,169
IRON & STEEL—0.70%
Allegheny Technologies Inc.	40,866	2,876,966

		2,876,966
MACHINERY—2.33%
AGCO Corp.(a)	37,590	2,263,670
Bucyrus International Inc. Class A	14,905	1,381,843
Joy Global Inc.	45,852	2,890,969
Manitowoc Co. Inc. (The)	54,992	2,096,295
Zebra Technologies Corp. Class A(a)	29,490	905,638

		9,538,415
MANUFACTURING—0.76%
Brink’s Co. (The)	16,410	994,938
Roper Industries Inc.	37,933	2,121,213

		3,116,151
MEDIA—2.16%
Cablevision Systems Corp.(a)	98,656	2,316,443
Discovery Holding Co. Class A(a)	113,617	2,638,187
Gemstar-TV Guide International Inc.(a)	95,727	412,583
Sirius Satellite Radio Inc.(a)(b)	570,274	1,824,877
XM Satellite Radio Holdings Inc. Class A(a)	131,682	1,632,857

		8,824,947
MINING—0.20%
Titanium Metals Corp.	37,994	825,990

		825,990
OIL & GAS—7.05%
Atwood Oceanics Inc.(a)	10,727	891,306
Cabot Oil & Gas Corp.	41,895	1,620,918
CNX Gas Corp.(a)(b)	12,297	420,557
Continental Resources Inc.(a)	17,232	429,249
Denbury Resources Inc.(a)	102,509	2,593,478
ENSCO International Inc.	61,535	3,145,669
Holly Corp.	19,911	964,091
Petrohawk Energy Corp.(a)	73,299	1,154,459
Plains Exploration & Production Co.(a)	46,923	2,282,335
Pride International Inc.(a)	67,968	2,155,265
Quicksilver Resources Inc.(a)	23,926	1,359,715
Range Resources Corp.	63,501	3,316,022
Southwestern Energy Co.(a)	71,818	4,015,344
Ultra Petroleum Corp.(a)	64,561	4,441,797

		28,790,205
OIL & GAS SERVICES—5.33%
Cameron International Corp.(a)	92,759	3,734,477
Core Laboratories NV(a)	9,422	1,061,859
Dresser-Rand Group Inc.(a)	36,884	1,169,223
Exterran Holdings Inc.(a)	27,016	1,762,524
FMC Technologies Inc.(a)	55,108	2,654,001
Grant Prideco Inc.(a)	54,314	2,703,751

Helix Energy Solutions Group Inc.(a)	35,985	1,330,365
Oceaneering International Inc.(a)	23,480	1,351,978
Smith International Inc.	84,955	4,605,411
Superior Energy Services Inc.(a)	34,881	1,398,379

		21,771,968
PACKAGING & CONTAINERS—0.15%
Greif Inc. Class A	9,201	605,426

		605,426
PHARMACEUTICALS—2.71%
Amylin Pharmaceuticals Inc.(a)	56,428	1,673,090
APP Pharmaceuticals Inc.(a)	10,660	112,037
BioMarin Pharmaceutical Inc.(a)	38,793	1,437,669
Cephalon Inc.(a)	28,744	1,886,469
Endo Pharmaceuticals Holdings Inc.(a)	57,439	1,501,455
ImClone Systems Inc.(a)	26,574	1,155,172
Sepracor Inc.(a)	47,759	1,348,714
VCA Antech Inc.(a)	35,879	1,387,082
Warner Chilcott Ltd. Class A(a)	33,128	561,520

		11,063,208
REAL ESTATE INVESTMENT TRUSTS—1.92%
Alexandria Real Estate Equities Inc.	13,301	1,306,557
Digital Realty Trust Inc.	23,722	847,587
Macerich Co. (The)	31,144	2,129,315
Nationwide Health Properties Inc.	38,356	1,210,515
SL Green Realty Corp.	25,408	2,358,116

		7,852,090
RETAIL—4.31%
Abercrombie & Fitch Co. Class A	36,951	2,944,625
CarMax Inc.(a)(b)	93,072	2,075,506
Chipotle Mexican Grill Inc. Class A(a)(b)	5,718	696,109
Chipotle Mexican Grill Inc. Class B(a)	7,358	705,044
Copart Inc.(a)	28,519	1,165,857
Dick’s Sporting Goods Inc.(a)	33,734	1,098,042
GameStop Corp. Class A(a)	63,134	3,265,922
MSC Industrial Direct Co. Inc. Class A	20,715	850,765
O’Reilly Automotive Inc.(a)	49,001	1,442,099
PetSmart Inc.	58,544	1,338,901
Under Armour Inc. Class A(a)(b)	13,918	560,200
Urban Outfitters Inc.(a)	50,738	1,471,402

		17,614,472
SAVINGS & LOANS—0.82%
Hudson City Bancorp Inc.	204,461	3,349,071

		3,349,071
SEMICONDUCTORS—4.82%
Altera Corp.	142,451	2,405,997
Atmel Corp.(a)	165,039	521,523
Cypress Semiconductor Corp.(a)	64,683	1,374,514
Intersil Corp. Class A	56,530	1,301,886
KLA-Tencor Corp.	77,419	3,234,566
Lam Research Corp.(a)	53,066	2,037,204
LSI Corp.(a)	287,556	1,501,042
Marvell Technology Group Ltd.(a)	197,166	2,340,360
Novellus Systems Inc.(a)	50,215	1,193,108
Varian Semiconductor Equipment Associates Inc.(a)	33,078	1,065,442
Xilinx Inc.	124,647	2,726,030

		19,701,672

SOFTWARE—8.87%
Activision Inc.(a)	123,651	3,198,851
ANSYS Inc.(a)	31,354	1,094,568
Autodesk Inc.(a)	98,259	4,043,358
BEA Systems Inc.(a)	168,701	3,153,022
Cerner Corp.(a)(b)	27,482	1,440,057
Citrix Systems Inc.(a)	79,791	2,762,364
Dun & Bradstreet Corp. (The)	24,914	2,291,590
Global Payments Inc.	34,062	1,273,919
Intuit Inc.(a)	131,209	4,026,804
NAVTEQ Corp.(a)	41,428	3,061,529
Novell Inc.(a)	140,079	890,902
Nuance Communications Inc.(a)	66,167	1,051,394
Red Hat Inc.(a)	83,266	1,555,409
Salesforce.com Inc.(a)	42,249	2,208,778
SEI Investments Co.	61,021	1,690,282
Total System Services Inc.	83,340	1,925,154
VeriFone Holdings Inc.(a)	28,920	565,964

		36,233,945
TELECOMMUNICATIONS—6.56%
Amdocs Ltd.(a)	82,574	2,732,374
Ciena Corp.(a)	34,409	933,516
Clearwire Corp. Class A(a)(b)	27,283	374,868
CommScope Inc.(a)(b)	26,224	1,163,034
Crown Castle International Corp.(a)	120,196	4,349,893
Foundry Networks Inc.(a)	51,570	711,666
Harris Corp.	58,339	3,190,560
JDS Uniphase Corp.(a)	92,345	961,311
Leap Wireless International Inc.(a)	21,284	880,093
Level 3 Communications Inc.(a)	656,355	2,257,861
MetroPCS Communications Inc.(a)	74,307	1,342,727
NeuStar Inc. Class A(a)	31,184	926,477
NII Holdings Inc. Class B(a)	73,392	3,130,903
Polycom Inc.(a)	39,715	1,002,804
SBA Communications Corp.(a)	42,698	1,264,288
Time Warner Telecom Inc. Class A(a)	62,677	1,095,594
United States Cellular Corp.(a)	6,935	493,079

		26,811,048
TRANSPORTATION—2.32%
C.H. Robinson Worldwide Inc.	72,125	4,005,823
Expeditors International Washington Inc.	90,518	4,280,596
Kansas City Southern Industries Inc.(a)(b)	33,226	1,192,149

		9,478,568

TOTAL COMMON STOCKS
(Cost: $422,109,101)		408,435,788

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.18%

MONEY MARKET FUNDS—5.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	256,373	256,373
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	20,900,787	20,900,787

		21,157,160

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,157,160)	21,157,160

TOTAL INVESTMENTS IN SECURITIES—105.13%
(Cost: $443,266,261)	429,592,948
Other Assets, Less Liabilities—(5.13)%	(20,971,558)

NET ASSETS—100.00%	$408,621,390

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.88%

AEROSPACE & DEFENSE—0.31%
Spirit AeroSystems Holdings Inc. Class A(a)	14,816	$409,218

		409,218
AGRICULTURE—1.87%
Carolina Group	15,709	1,290,180
UST Inc.	22,706	1,179,804

		2,469,984
AIRLINES—1.75%
AMR Corp.(a)	33,347	464,857
Continental Airlines Inc. Class B(a)	14,135	384,613
Delta Air Lines Inc.(a)	39,077	657,666
Northwest Airlines Corp.(a)	33,958	635,354
US Airways Group Inc.(a)	12,477	172,307

		2,314,797
APPAREL—1.25%
Hanesbrands Inc.(a)	13,868	355,159
Liz Claiborne Inc.	14,592	319,419
VF Corp.	12,662	979,659

		1,654,237
AUTO PARTS & EQUIPMENT—0.93%
Goodyear Tire & Rubber Co. (The)(a)	30,571	769,472
Lear Corp.(a)	9,417	276,483
TRW Automotive Holdings Corp.(a)	7,739	177,455

		1,223,410
BANKS—9.49%
Associated Banc-Corp	17,221	485,288
Bank of Hawaii Corp.	7,257	365,535
BOK Financial Corp.	3,266	177,932
City National Corp.	5,723	325,524
Colonial BancGroup Inc. (The)	22,601	354,836
Comerica Inc.	21,943	957,154
Commerce Bancshares Inc.	9,813	435,795
Cullen/Frost Bankers Inc.	8,447	459,855
Discover Financial Services LLC	63,222	1,106,385
First Horizon National Corp.(b)	18,405	398,836
Huntington Bancshares Inc.	53,009	712,971
KeyCorp	53,321	1,394,344
M&T Bank Corp.	11,065	1,015,435
Marshall & Ilsley Corp.	36,296	1,012,658
Popular Inc.	36,829	497,928
Synovus Financial Corp.	39,568	522,693
TCF Financial Corp.	17,596	373,915
UnionBanCal Corp.	7,709	378,204
Valley National Bancorp	17,491	354,193
Wilmington Trust Corp.	9,853	343,574

Zions Bancorporation	15,534	850,331

		12,523,386
BEVERAGES—1.86%
Coca-Cola Enterprises Inc.	40,745	939,987
Constellation Brands Inc. Class A(a)	27,688	578,679
Pepsi Bottling Group Inc.	20,186	703,482
PepsiAmericas Inc.	9,461	233,119

		2,455,267
BUILDING MATERIALS—1.51%
Armstrong World Industries Inc.(a)	2,645	97,098
Masco Corp.	53,508	1,226,938
Owens Corning(a)(b)	13,000	282,620
USG Corp.(a)(b)	10,459	382,799

		1,989,455
CHEMICALS—4.70%
Ashland Inc.	8,090	368,338
Cabot Corp.	8,874	263,824
Celanese Corp. Class A	21,983	817,328
Eastman Chemical Co.	11,768	777,512
Lubrizol Corp.	9,909	521,312
PPG Industries Inc.	24,004	1,586,424
Rohm & Haas Co.	22,089	1,178,448
RPM International Inc.	17,512	378,960
Valhi Inc.	1,547	25,526
Valspar Corp. (The)	13,852	277,456

		6,195,128
COMMERCIAL SERVICES—1.89%
Convergys Corp.(a)	18,951	293,930
H&R Block Inc.	47,296	911,394
R.R. Donnelley & Sons Co.	31,128	1,086,056
United Rentals Inc.(a)	11,397	207,995

		2,499,375
COMPUTERS—2.31%
Computer Sciences Corp.(a)	25,321	1,071,585
Electronic Data Systems Corp.	73,749	1,482,355
Lexmark International Inc. Class A(a)	13,665	494,810

		3,048,750
COSMETICS & PERSONAL CARE—0.26%
Alberto-Culver Co.	12,805	343,046

		343,046
DISTRIBUTION & WHOLESALE—1.10%
Genuine Parts Co.	24,359	1,070,091
Ingram Micro Inc. Class A(a)	21,481	381,932

		1,452,023
DIVERSIFIED FINANCIAL SERVICES—1.53%
CIT Group Inc.	27,557	770,494
Countrywide Financial Corp.	83,576	581,689
E*TRADE Financial Corp.(a)(b)	61,902	307,653
Lazard Ltd. Class A	7,499	296,360
Student Loan Corp. (The)	576	68,210

		2,024,406
ELECTRIC—10.21%
Alliant Energy Corp.	15,942	588,260
CenterPoint Energy Inc.	41,107	658,123

CMS Energy Corp.	32,396	507,645
DTE Energy Co.	23,760	1,013,364
Energy East Corp.	22,837	576,634
Great Plains Energy Inc.	12,577	350,647
IDACORP Inc.	6,595	215,261
Integrys Energy Group Inc.	10,927	531,271
MDU Resources Group Inc.	24,449	633,718
Northeast Utilities	22,198	615,329
NSTAR	14,339	465,014
OGE Energy Corp.	13,229	432,985
Pepco Holdings Inc.	29,088	740,580
Pinnacle West Capital Corp.	14,333	550,674
Progress Energy Inc.	37,289	1,684,344
Puget Energy Inc.	16,861	440,915
SCANA Corp.	15,221	567,591
TECO Energy Inc.	30,104	501,834
Westar Energy Inc.	14,572	354,974
Wisconsin Energy Corp.	16,990	773,555
Xcel Energy Inc.	61,038	1,268,980

		13,471,698
ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
Hubbell Inc. Class B	7,272	346,729

		346,729
ELECTRONICS—0.20%
Vishay Intertechnology Inc.(a)	25,250	264,873

		264,873
ENTERTAINMENT—0.30%
International Speedway Corp. Class A	4,594	188,078
Regal Entertainment Group Class A	11,391	211,189

		399,267
FOOD—5.09%
ConAgra Foods Inc.	71,110	1,530,998
Corn Products International Inc.	10,688	361,254
Dean Foods Co.	19,017	532,476
Hormel Foods Corp.	10,603	410,760
J.M. Smucker Co. (The)	8,253	385,663
Sara Lee Corp.	104,994	1,476,216
Smithfield Foods Inc.(a)	18,094	503,918
SUPERVALU Inc.	30,916	929,335
Tyson Foods Inc. Class A	41,320	588,810

		6,719,430
FOREST PRODUCTS & PAPER—1.62%
Plum Creek Timber Co. Inc.	24,997	1,043,625
Rayonier Inc.	11,186	473,392
Smurfit-Stone Container Corp.(a)	36,662	347,922
Temple-Inland Inc.	14,310	268,313

		2,133,252
GAS—1.78%
AGL Resources Inc.	11,260	426,191
Atmos Energy Corp.	12,792	367,386
NiSource Inc.	39,789	755,593
Southern Union Co.	14,539	395,170
UGI Corp.	15,163	403,639

		2,347,979
HAND & MACHINE TOOLS—1.28%
Black & Decker Corp. (The)	9,090	659,389

Snap-On Inc.	8,466	415,850
Stanley Works (The)	11,971	614,831

		1,690,070
HEALTH CARE - PRODUCTS—0.33%
Hillenbrand Industries Inc.	8,421	435,534

		435,534
HEALTH CARE - SERVICES—0.26%
Universal Health Services Inc. Class B	7,340	345,934

		345,934
HOME BUILDERS—2.18%
Centex Corp.	17,742	492,873
D.R. Horton Inc.	39,721	685,187
KB Home	11,391	313,253
Lennar Corp. Class A	18,713	385,488
Lennar Corp. Class B	1,591	30,579
Pulte Homes Inc.	30,804	503,337
Toll Brothers Inc.(a)	19,791	460,734

		2,871,451
HOME FURNISHINGS—0.73%
Whirlpool Corp.	11,238	956,466

		956,466
HOUSEHOLD PRODUCTS & WARES—0.54%
Avery Dennison Corp.	13,684	709,105

		709,105
HOUSEWARES—0.74%
Newell Rubbermaid Inc.	40,521	977,367

		977,367
INSURANCE—14.97%
Allied World Assurance Holdings Ltd.	5,071	241,532
Ambac Financial Group Inc.(b)	14,881	174,405
American Financial Group Inc.	9,986	276,912
Aon Corp.	37,589	1,635,873
Arch Capital Group Ltd.(a)	6,649	468,489
Arthur J. Gallagher & Co.	13,663	347,177
Aspen Insurance Holdings Ltd.	11,138	314,314
Assurant Inc.	14,310	928,576
Axis Capital Holdings Ltd.	20,239	810,370
Cincinnati Financial Corp.	22,425	864,260
CNA Financial Corp.	4,316	146,701
Conseco Inc.(a)	27,634	332,713
Endurance Specialty Holdings Ltd.	8,358	338,666
Erie Indemnity Co. Class A	6,524	330,310
Everest Re Group Ltd.	9,178	933,311
Fidelity National Financial Inc.	31,165	613,639
First American Corp.	11,712	510,058
Genworth Financial Inc. Class A	63,531	1,546,345
Hanover Insurance Group Inc. (The)	7,467	340,122
HCC Insurance Holdings Inc.	16,191	451,081
MBIA Inc.(b)	18,132	281,046
Mercury General Corp.	3,841	184,714
Nationwide Financial Services Inc. Class A	6,932	306,186
Odyssey Re Holdings Corp.	4,071	154,617
Old Republic International Corp.	33,414	498,871
PartnerRe Ltd.	8,079	640,503
Protective Life Corp.	10,057	399,665
Reinsurance Group of America Inc.	4,297	249,097

RenaissanceRe Holdings Ltd.	9,534	543,343
Safeco Corp.	13,741	733,357
StanCorp Financial Group Inc.	7,151	351,901
Torchmark Corp.	13,468	822,356
Transatlantic Holdings Inc.	3,867	263,729
Unitrin Inc.	6,807	280,108
Unum Group	52,503	1,187,618
W.R. Berkley Corp.	23,249	703,515
White Mountains Insurance Group Ltd.	1,131	548,535

		19,754,015
IRON & STEEL—1.69%
Reliance Steel & Aluminum Co.	9,604	472,613
United States Steel Corp.	17,171	1,753,331

		2,225,944
LEISURE TIME—0.62%
Royal Caribbean Cruises Ltd.	20,432	823,001

		823,001
MANUFACTURING—2.05%
Carlisle Companies Inc.	9,078	302,297
Crane Co.	7,652	312,737
Eastman Kodak Co.	41,596	829,008
Leggett & Platt Inc.	24,566	467,245
Pentair Inc.	14,419	457,947
Teleflex Inc.	5,691	336,452

		2,705,686
MEDIA—1.48%
Gannett Co. Inc.	33,966	1,256,742
Idearc Inc.	20,926	340,257
New York Times Co. (The) Class A	20,927	350,318

		1,947,317
METAL FABRICATE & HARDWARE—0.62%
Commercial Metals Co.	17,100	484,785
Timken Co. (The)	10,943	330,807

		815,592
OFFICE & BUSINESS EQUIPMENT—0.88%
Pitney Bowes Inc.	31,449	1,154,178

		1,154,178
OIL & GAS—2.30%
Cimarex Energy Co.	11,940	487,271
Forest Oil Corp.(a)	11,263	509,313
Frontier Oil Corp.	15,237	537,409
Patterson-UTI Energy Inc.	22,383	438,259
Sunoco Inc.	17,055	1,060,821

		3,033,073
PACKAGING & CONTAINERS—2.16%
Bemis Co. Inc.	14,515	394,518
Owens-Illinois Inc.(a)	21,227	1,069,841
Packaging Corp. of America	13,441	325,810
Sealed Air Corp.	23,415	612,302
Sonoco Products Co.	14,364	443,273

		2,845,744
PHARMACEUTICALS—0.57%
King Pharmaceuticals Inc.(a)	34,917	366,279
Omnicare Inc.	17,613	389,952

		756,231

PIPELINES—2.11%
El Paso Corp.	102,319	1,686,217
National Fuel Gas Co.	10,153	437,696
ONEOK Inc.	14,104	662,888

		2,786,801
REAL ESTATE INVESTMENT TRUSTS—2.94%
Annaly Capital Management Inc.	58,310	1,149,873
Apartment Investment and Management Co. Class A	13,815	547,627
Health Care REIT Inc.	12,342	529,348
iStar Financial Inc.	18,250	486,910
Liberty Property Trust	13,230	424,815
Mack-Cali Realty Corp.	9,881	350,973
Weingarten Realty Investors	11,483	386,058

		3,875,604
RETAIL—3.94%
AutoNation Inc.(a)	19,871	323,500
Barnes & Noble Inc.	7,809	265,116
Brinker International Inc.	15,290	284,547
Darden Restaurants Inc.	18,833	533,351
Family Dollar Stores Inc.	19,272	405,290
J.C. Penney Co. Inc.	28,240	1,338,858
Limited Brands Inc.	44,859	856,358
Office Depot Inc.(a)	39,613	587,461
OfficeMax Inc.	10,863	269,077
RadioShack Corp.	19,197	333,068

		5,196,626
SAVINGS & LOANS—1.45%
Astoria Financial Corp.	12,887	350,269
Capitol Federal Financial	3,010	97,223
New York Community Bancorp Inc.	46,944	870,811
Sovereign Bancorp Inc.	47,792	595,966

		1,914,269
SEMICONDUCTORS—0.47%
Advanced Micro Devices Inc.(a)	80,516	615,142

		615,142
SOFTWARE—0.33%
Broadridge Financial Solutions Inc.	20,067	434,651

		434,651
TELECOMMUNICATIONS—2.77%
CenturyTel Inc.	15,957	588,973
Citizens Communications Co.	47,380	543,449
Embarq Corp.	22,143	1,003,078
Virgin Media Inc.	42,463	709,981
Windstream Corp.	69,289	804,445

		3,649,926
TEXTILES—0.48%
Mohawk Industries Inc.(a)	7,937	634,325

		634,325
TOYS, GAMES & HOBBIES—1.23%
Hasbro Inc.	19,184	498,208
Mattel Inc.	53,274	1,119,287

		1,617,495

TRANSPORTATION—0.54%
Overseas Shipholding Group Inc.	4,143	270,206
Ryder System Inc.	8,385	436,523

		706,729

TOTAL COMMON STOCKS
(Cost: $146,519,941)		131,763,986

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.41%

MONEY MARKET FUNDS—1.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	172,393	172,393
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	1,686,629	1,686,629

		1,859,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,859,022)		1,859,022

TOTAL INVESTMENTS IN SECURITIES—101.29%
(Cost: $148,378,963)		133,623,008
Other Assets, Less Liabilities—(1.29)%		(1,700,682)

NET ASSETS—100.00%		$131,922,326

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.92%

AEROSPACE & DEFENSE—3.35%
AAR Corp.(a)	12,024	$354,226
DRS Technologies Inc.	13,180	707,371
Esterline Technologies Corp.(a)	9,424	439,064
GenCorp Inc.(a)	17,354	203,736
Kaman Corp.	7,892	233,130
Moog Inc. Class A(a)	12,241	563,576
Teledyne Technologies Inc.(a)	10,450	539,533
Triumph Group Inc.	5,356	289,224

		3,329,860
AGRICULTURE—0.21%
Vector Group Ltd.	11,268	208,458

		208,458
APPAREL—2.67%
Carter’s Inc.(a)	16,293	299,954
Gymboree Corp.(a)	9,950	380,289
K-Swiss Inc. Class A	8,754	158,973
Quiksilver Inc.(a)	40,115	382,296
SKECHERS U.S.A. Inc. Class A(a)	10,697	214,154
Timberland Co. Class A(a)	16,030	263,052
Warnaco Group Inc. (The)(a)	14,785	530,634
Wolverine World Wide Inc.	16,625	420,779

		2,650,131
AUTO PARTS & EQUIPMENT—0.91%
Aftermarket Technology Corp.(a)	6,992	177,667
Cooper Tire & Rubber Co.	19,669	335,750
Tenneco Inc.(a)	14,651	387,812

		901,229
BANKS—3.76%
Boston Private Financial Holdings Inc.	11,776	268,846
East West Bancorp Inc.	20,202	486,060
First Charter Corp.	11,216	307,431
Frontier Financial Corp.(b)	14,010	285,244
Glacier Bancorp Inc.	16,878	314,100
PrivateBancorp Inc.(b)	7,165	263,672
SVB Financial Group(a)	10,674	516,622
UCBH Holdings Inc.	33,016	466,186
UMB Financial Corp.	10,127	426,651
Western Alliance Bancorporation(a)(b)	7,429	119,235
Wintrust Financial Corp.	7,464	283,931

		3,737,978
BIOTECHNOLOGY—1.29%
Bio-Rad Laboratories Inc. Class A(a)	5,877	559,549
Celera Group(a)	25,504	390,721
InterMune Inc.(a)	9,942	166,727

Seattle Genetics Inc.(a)	17,518	160,465

		1,277,462
BUILDING MATERIALS—2.00%
Apogee Enterprises Inc.	9,475	165,339
Eagle Materials Inc.	14,111	531,985
Goodman Global Inc.(a)	10,342	259,688
Interline Brands Inc.(a)	9,806	194,747
Simpson Manufacturing Co. Inc.(b)	12,147	334,650
Texas Industries Inc.	8,762	496,543

		1,982,952
CHEMICALS—3.30%
Arch Chemicals Inc.	7,849	264,276
Chemtura Corp.	76,724	514,051
Ferro Corp.	14,027	247,997
H.B. Fuller Co.	19,592	406,730
Hercules Inc.	37,368	655,061
Minerals Technologies Inc.	6,164	335,322
Olin Corp.	20,965	429,573
W.R. Grace & Co.(a)	18,841	426,183

		3,279,193
COMMERCIAL SERVICES—5.26%
Aaron Rents Inc.	14,790	282,785
AMN Healthcare Services Inc.(a)	10,885	170,024
Cenveo Inc.(a)	16,121	250,520
Chemed Corp.	7,701	394,522
Consolidated Graphics Inc.(a)	3,963	199,379
Dollar Financial Corp.(a)	7,545	189,983
Dollar Thrifty Automotive Group Inc.(a)	6,578	160,569
DynCorp International Inc.(a)	8,172	168,098
Emergency Medical Services LP(a)	3,019	92,895
First Advantage Corp. Class A(a)	2,536	41,185
Global Cash Access Inc.(a)	14,935	89,610
H&E Equipment Services Inc.(a)	5,724	95,076
Heidrick & Struggles International Inc.	5,760	158,285
Korn/Ferry International(a)	15,659	251,953
MAXIMUS Inc.	7,112	250,911
McGrath RentCorp	7,309	170,227
MPS Group Inc.(a)	32,478	326,404
Navigant Consulting Inc.(a)	15,352	181,768
Pre-Paid Legal Services Inc.(a)	2,904	161,317
RSC Holdings Inc.(a)	15,592	171,512
Steiner Leisure Ltd.(a)	4,764	177,173
Stewart Enterprises Inc. Class A	28,377	202,044
TrueBlue Inc.(a)	14,350	204,774
Viad Corp.	6,361	170,157
Watson Wyatt Worldwide Inc.	13,605	668,686

		5,229,857
COMPUTERS—1.93%
CACI International Inc. Class A(a)	9,654	420,818
Echelon Corp.(a)	9,747	128,076
Electronics For Imaging Inc.(a)	18,380	271,289
Mentor Graphics Corp.(a)	28,816	237,732
MTS Systems Corp.	5,747	193,157
Palm Inc.(b)	31,051	168,296
Perot Systems Corp. Class A(a)	28,516	346,184
Quantum Corp.(a)	65,024	149,555

		1,915,107

COSMETICS & PERSONAL CARE—0.18%
Elizabeth Arden Inc.(a)	8,791	176,260

		176,260
DISTRIBUTION & WHOLESALE—2.19%
Brightpoint Inc.(a)	16,327	207,679
Pool Corp.	15,237	375,440
ScanSource Inc.(a)	8,275	261,986
United Stationers Inc.(a)	8,065	445,672
Watsco Inc.	7,901	291,389
WESCO International Inc.(a)	14,150	597,696

		2,179,862
DIVERSIFIED FINANCIAL SERVICES—2.03%
Calamos Asset Management Inc. Class A	6,660	145,321
CompuCredit Corp.(a)(b)	9,860	144,942
FBR Capital Markets Corp.(a)	9,471	77,757
GAMCO Investors Inc. Class A	1,750	103,792
KBW Inc.(a)	9,517	282,750
Knight Capital Group Inc. Class A(a)	32,118	537,976
National Financial Partners Corp.	12,484	450,672
Nelnet Inc. Class A	7,038	93,535
Portfolio Recovery Associates Inc.(b)	4,898	178,091

		2,014,836
ELECTRIC—0.68%
El Paso Electric Co.(a)	14,836	347,607
Empire District Electric Co. (The)	10,715	237,552
Pike Electric Corp.(a)	5,651	93,524

		678,683
ELECTRICAL COMPONENTS & EQUIPMENT—1.01%
EnerSys Inc.(a)	11,991	276,273
GrafTech International Ltd.(a)	33,445	503,347
Littelfuse Inc.(a)	7,258	220,571

		1,000,191
ELECTRONICS—2.76%
Benchmark Electronics Inc.(a)	22,951	407,380
Brady Corp. Class A	16,137	490,081
Checkpoint Systems Inc.(a)	12,873	305,862
Cubic Corp.	5,172	138,920
Orbotech Ltd.(a)	10,493	179,850
Plexus Corp.(a)	14,887	336,297
Technitrol Inc.	13,034	295,350
Woodward Governor Co.	9,417	591,199

		2,744,939
ENGINEERING & CONSTRUCTION—1.47%
Dycom Industries Inc.(a)	13,249	312,941
EMCOR Group Inc.(a)	20,562	450,925
Granite Construction Inc.	11,034	420,064
Perini Corp.(a)	7,960	278,202

		1,462,132
ENTERTAINMENT—0.17%
Churchill Downs Inc.	3,261	166,213

		166,213
ENVIRONMENTAL CONTROL—1.33%
Mine Safety Appliances Co.	7,173	320,131
Tetra Tech Inc.(a)	18,421	362,709
Waste Connections Inc.(a)	21,956	640,237

		1,323,077

FOOD—1.63%
Flowers Foods Inc.	27,072	649,728
Lance Inc.	9,895	181,375
Performance Food Group Co.(a)	10,603	335,373
Ralcorp Holdings Inc.(a)	8,345	454,051

		1,620,527
FOREST PRODUCTS & PAPER—0.20%
Deltic Timber Corp.	3,720	198,499

		198,499
HAND & MACHINE TOOLS—0.41%
Baldor Electric Co.	13,397	405,661

		405,661
HEALTH CARE - PRODUCTS—2.36%
Advanced Medical Optics Inc.(a)	19,017	399,928
CONMED Corp.(a)	9,169	222,807
Cooper Companies Inc. (The)	14,342	564,788
Steris Corp.	20,353	504,347
Vital Sign Inc.	2,617	126,924
Volcano Corp.(a)	10,096	110,551
West Pharmaceutical Services Inc.	10,622	415,320

		2,344,665
HEALTH CARE - SERVICES—3.28%
AMERIGROUP Corp.(a)	16,795	630,148
AmSurg Corp.(a)	10,082	259,712
Centene Corp.(a)	14,022	335,687
Magellan Health Services Inc.(a)	12,553	549,068
Molina Healthcare Inc.(a)	4,596	156,770
Sierra Health Services Inc.(a)	16,362	703,239
WellCare Health Plans Inc.(a)	13,394	629,384

		3,264,008
HOLDING COMPANIES - DIVERSIFIED—0.71%
Walter Industries Inc.	16,767	702,873

		702,873
HOME BUILDERS—0.44%
Champion Enterprises Inc.(a)	24,279	237,206
Winnebago Industries Inc.(b)	9,634	202,892

		440,098
HOUSEHOLD PRODUCTS & WARES—0.96%
ACCO Brands Corp.(a)	17,472	236,746
Tupperware Brands Corp.	19,449	719,613

		956,359
HOUSEWARES—0.63%
Toro Co. (The)	12,739	628,542

		628,542
INSURANCE—1.30%
AmTrust Financial Services Inc.	8,376	131,503
Hilb Rogal & Hobbs Co.	11,779	426,164
PMI Group Inc. (The)	25,549	242,715
Tower Group Inc.	6,595	192,706
Universal American Corp.(a)	14,127	295,678

		1,288,766

INTERNET—1.57%
Ariba Inc.(a)	25,370	252,939
Avocent Corp.(a)	16,128	267,725
CNET Networks Inc.(a)	44,977	354,869
NutriSystem Inc.(a)(b)	10,456	299,251
Orbitz Worldwide Inc.(a)	14,188	89,101
Websense Inc.(a)	14,303	293,211

		1,557,096
LEISURE TIME—0.36%
Callaway Golf Co.	19,789	354,619

		354,619
LODGING—0.17%
Ameristar Casinos Inc.	7,476	164,322

		164,322
MACHINERY—2.11%
Albany International Corp. Class A	8,495	297,410
Chart Industries Inc.(a)	8,887	224,930
Gardner Denver Inc.(a)	16,834	546,095
Nordson Corp.	9,881	492,864
Robbins & Myers Inc.	4,269	282,949
Sauer-Danfoss Inc.	3,629	78,350
Tennant Co.	5,402	178,212

		2,100,810
MANUFACTURING—2.70%
Actuant Corp. Class A	17,868	488,332
Ameron International Corp.	2,707	243,224
Barnes Group Inc.	13,465	358,842
Ceradyne Inc.(a)	8,134	391,652
CLARCOR Inc.	15,987	599,672
Matthews International Corp. Class A	10,200	498,474
Myers Industries Inc.	9,204	108,147

		2,688,343
MEDIA—0.84%
John Wiley & Sons Inc. Class A	15,524	611,956
Lin TV Corp. Class A(a)	8,930	116,536
World Wrestling Entertainment Inc.	6,817	102,119

		830,611
METAL FABRICATE & HARDWARE—0.94%
CIRCOR International Inc.	5,365	227,637
Kaydon Corp.	9,111	398,060
Mueller Water Products Inc. Class A	8,726	74,084
Mueller Water Products Inc. Class B	27,619	236,971

		936,752
MINING—1.22%
Coeur d’Alene Mines Corp.(a)	173,521	792,991
Royal Gold Inc.	8,949	269,007
Stillwater Mining Co.(a)	14,339	149,412

		1,211,410
OFFICE FURNISHINGS—0.21%
Knoll Inc.	16,010	213,894

		213,894
OIL & GAS—3.12%
Alon USA Energy Inc.	3,985	72,527
Berry Petroleum Co. Class A	11,383	426,521
Delek US Holdings Inc.	3,534	58,064

Encore Acquisition Co.(a)	16,364	533,466
Grey Wolf Inc.(a)	59,744	356,074
Mariner Energy Inc.(a)	25,768	645,746
Parker Drilling Co.(a)	36,260	252,007
Penn Virginia Corp.	12,079	514,686
W&T Offshore Inc.	8,653	244,793

		3,103,884
OIL & GAS SERVICES—2.87%
Allis-Chalmers Energy Inc.(a)	8,938	98,318
Basic Energy Services Inc.(a)	7,791	139,381
Cal Dive International Inc.(a)	13,019	123,420
Complete Production Services Inc.(a)	13,870	220,533
Key Energy Services Inc.(a)	42,102	496,804
Lufkin Industries Inc.	4,846	256,208
MarkWest Hydrocarbon Inc.	2,253	140,970
Matrix Service Co.(a)	8,590	154,792
Oil States International Inc.(a)	15,872	556,472
SEACOR Holdings Inc.(a)	7,578	668,380

		2,855,278
PHARMACEUTICALS—1.46%
Alpharma Inc. Class A(a)	14,135	290,050
Dendreon Corp.(a)(b)	27,750	171,772
Par Pharmaceutical Companies Inc.(a)	11,009	211,153
Perrigo Co.	25,102	774,146

		1,447,121
REAL ESTATE—0.17%
Hilltop Holdings Inc.(a)	15,392	170,697

		170,697
REAL ESTATE INVESTMENT TRUSTS—9.30%
Acadia Realty Trust	9,805	245,615
American Campus Communities Inc.	8,750	252,437
BioMed Realty Trust Inc.	21,093	486,826
Corporate Office Properties Trust	15,257	488,682
Cousins Properties Inc.	13,262	352,769
DCT Industrial Trust Inc.	54,188	513,160
DiamondRock Hospitality Co.	30,826	405,362
EastGroup Properties Inc.	7,653	316,758
Entertainment Properties Trust	9,038	447,381
First Industrial Realty Trust Inc.	14,384	500,995
Glimcher Realty Trust	12,162	161,268
Highwoods Properties Inc.	18,191	544,457
Home Properties Inc.	10,711	514,021
Kilroy Realty Corp.	10,342	507,068
LaSalle Hotel Properties	12,865	352,630
Maguire Properties Inc.(b)	11,695	322,548
Mid-America Apartment Communities Inc.	8,182	374,817
Pennsylvania Real Estate Investment Trust	12,490	332,858
PS Business Parks Inc.	5,232	262,908
Saul Centers Inc.	3,776	193,444
Strategic Hotels & Resorts Inc.	23,924	343,309
Sunstone Hotel Investors Inc.	19,287	320,936
Tanger Factory Outlet Centers Inc.	10,075	378,518
U-Store-It Trust	15,551	148,046
Washington Real Estate Investment Trust	15,043	473,253

		9,240,066
RETAIL—8.80%
AnnTaylor Stores Corp.(a)	19,951	501,768
Bebe Stores Inc.	9,893	113,967

Borders Group Inc.	18,873	212,510
Brown Shoe Co. Inc.	14,321	246,321
Buckle Inc. (The)	4,900	203,791
Cabela’s Inc. Class A(a)(b)	14,311	211,087
Casey’s General Store Inc.	16,314	424,164
Cash America International Inc.	9,552	310,536
CEC Entertainment Inc.(a)	9,552	222,848
Charming Shoppes Inc.(a)	39,123	252,343
Cheesecake Factory Inc. (The)(a)(b)	21,864	477,728
Chico’s FAS Inc.(a)	56,296	607,434
CKE Restaurants Inc.	17,214	225,848
Dress Barn Inc.(a)	14,578	177,706
DSW Inc. Class A(a)	5,252	96,952
Genesco Inc.(a)	7,391	246,564
IHOP Corp.(b)	5,529	294,364
Insight Enterprises Inc.(a)	16,171	279,273
Jack in the Box Inc.(a)	19,868	580,742
Longs Drug Stores Corp.	10,491	482,691
Men’s Wearhouse Inc. (The)	15,740	401,213
Movado Group Inc.	6,246	151,278
99 Cents Only Stores(a)	17,406	144,818
Pacific Sunwear of California Inc.(a)	22,678	252,179
Pantry Inc. (The)(a)	7,416	215,509
Papa John’s International Inc.(a)	6,801	171,997
Pep Boys - Manny, Moe & Jack (The)	12,839	140,330
PriceSmart Inc.	3,985	113,413
School Specialty Inc.(a)	6,012	195,150
Systemax Inc.	3,250	44,915
Talbots Inc. (The)(b)	7,553	73,038
Tractor Supply Co.(a)	10,856	418,390
Tween Brands Inc.(a)	8,072	258,546

		8,749,413
SAVINGS & LOANS—0.48%
Brookline Bancorp Inc.	20,581	215,071
Kearny Financial Corp.	6,880	81,528
Northwest Bancorp Inc.	6,265	181,998

		478,597
SEMICONDUCTORS—4.74%
AMIS Holdings Inc.(a)	20,935	153,035
Amkor Technology Inc.(a)	33,889	258,912
Brooks Automation Inc.(a)	21,496	264,186
Conexant Systems Inc.(a)	161,087	111,150
Emulex Corp.(a)	26,814	418,298
Entegris Inc.(a)	37,205	286,479
Fairchild Semiconductor International Inc. Class A(a)	39,861	488,297
Micrel Inc.	17,065	104,097
MKS Instruments Inc.(a)	16,438	305,747
QLogic Corp.(a)	44,122	630,945
Semtech Corp.(a)	20,324	259,537
Skyworks Solutions Inc.(a)	51,356	413,416
Teradyne Inc.(a)	55,778	611,885
TriQuint Semiconductor Inc.(a)	45,025	213,419
Zoran Corp.(a)	16,046	189,343

		4,708,746
SOFTWARE—3.27%
American Reprographics Co.(a)	12,300	193,479
Aspen Technology Inc.(a)	18,319	257,382
Avid Technology Inc.(a)	13,049	338,230
Epicor Software Corp.(a)	16,761	185,209

Fair Isaac Corp.	16,233	413,942
ManTech International Corp. Class A(a)	6,463	264,337
MicroStrategy Inc. Class A(a)	3,028	220,802
Parametric Technology Corp.(a)	36,592	601,938
Solera Holdings Inc.(a)	17,331	394,973
Take-Two Interactive Software Inc.(a)(b)	23,273	382,608

		3,252,900
STORAGE & WAREHOUSING—0.18%
Mobile Mini Inc.(a)	11,522	175,134

		175,134
TELECOMMUNICATIONS—3.59%
ADC Telecommunications Inc.(a)	37,695	557,509
ADTRAN Inc.	19,089	397,242
ARRIS Group Inc.(a)	41,642	366,033
General Communication Inc. Class A(a)	14,784	106,593
Globalstar Inc.(a)	7,756	69,416
Harris Stratex Networks Inc.(a)	7,722	84,093
MasTec Inc.(a)	14,530	121,326
PAETEC Holding Corp.(a)	25,953	246,813
Plantronics Inc.	15,527	296,566
Premiere Global Services Inc.(a)	18,279	222,821
Sycamore Networks Inc.(a)	61,153	206,697
Syniverse Holdings Inc.(a)	9,098	143,657
Tekelec(a)	19,295	231,347
3Com Corp.(a)	125,801	519,558

		3,569,671
TOYS, GAMES & HOBBIES—0.46%
Marvel Entertainment Inc.(a)	16,058	452,836

		452,836
TRANSPORTATION—2.81%
Forward Air Corp.	9,350	289,850
Genesee & Wyoming Inc. Class A(a)	10,037	274,110
GulfMark Offshore Inc.(a)	6,461	270,199
Heartland Express Inc.	19,478	316,518
Horizon Lines Inc. Class A	10,488	197,070
Landstar System Inc.	17,287	864,869
Navios Maritime Holdings Inc.	25,430	293,462
Old Dominion Freight Line Inc.(a)	9,872	287,769

		2,793,847
WATER—0.13%
SJW Corp.	4,278	129,324

		129,324

TOTAL COMMON STOCKS
(Cost: $111,291,658)		99,293,789

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.54%

MONEY MARKET FUNDS—3.54%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	66,378	66,378

BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	3,453,271	3,453,271

		3,519,649

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,519,649)		3,519,649

TOTAL INVESTMENTS IN SECURITIES—103.46%
(Cost: $114,811,307)		102,813,438
Other Assets, Less Liabilities—(3.46)%		(3,440,327)

NET ASSETS—100.00%		$99,373,111

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—0.34%
inVentiv Health Inc.(a)	7,592	$249,701

		249,701
AEROSPACE & DEFENSE—1.62%
Curtiss-Wright Corp.	10,391	433,305
HEICO Corp.	1,688	75,133
HEICO Corp. Class A	3,263	114,172
Orbital Sciences Corp.(a)	13,983	325,804
TransDigm Group Inc.(a)	5,756	238,183

		1,186,597
AGRICULTURE—0.15%
Tejon Ranch Co.(a)	2,850	107,787

		107,787
AIRLINES—0.76%
AirTran Holdings Inc.(a)	21,406	184,734
Allegiant Travel Co.(a)	3,195	99,940
JetBlue Airways Corp.(a)(b)	38,943	269,096

		553,770
APPAREL—0.97%
Deckers Outdoor Corp.(a)	3,026	366,872
Iconix Brand Group Inc.(a)	13,261	275,696
Volcom Inc.(a)	3,519	71,013

		713,581
AUTO MANUFACTURERS—0.09%
Force Protection Inc.(a)(b)	15,738	64,368

		64,368
AUTO PARTS & EQUIPMENT—0.25%
Titan International Inc.	6,349	180,883

		180,883
BANKS—0.31%
Signature Bank(a)	6,903	231,320

		231,320
BEVERAGES—0.32%
Boston Beer Co. Inc. Class A(a)	2,361	83,910
Green Mountain Coffee Roasters Inc.(a)	4,017	154,735

		238,645
BIOTECHNOLOGY—4.32%
Affymetrix Inc.(a)	16,057	322,103
AMAG Pharmaceuticals Inc.(a)	3,923	202,270
American Oriental Bioengineering Inc.(a)	12,903	126,062
Exelixis Inc.(a)	24,622	180,233

Genomic Health Inc.(a)	3,567	74,871
Halozyme Therapeutics Inc.(a)	15,051	82,931
Human Genome Sciences Inc.(a)	31,568	176,149
Incyte Corp.(a)	17,908	214,538
Integra LifeSciences Holdings Corp.(a)(b)	4,261	177,258
LifeCell Corp.(a)	7,900	312,129
Martek Biosciences Corp.(a)	7,550	215,175
Myriad Genetics Inc.(a)	10,210	439,132
Regeneron Pharmaceuticals Inc.(a)	14,868	301,523
Sangamo BioSciences Inc.(a)	8,422	96,432
Savient Pharmaceuticals Inc.(a)	12,461	241,120

		3,161,926
BUILDING MATERIALS—0.16%
Drew Industries Inc.(a)	4,395	119,061

		119,061
CHEMICALS—0.32%
Zoltek Companies Inc.(a)(b)	6,341	231,446

		231,446
COAL—1.70%
Alpha Natural Resources Inc.(a)	15,385	514,782
Foundation Coal Holdings Inc.	10,649	556,943
International Coal Group Inc.(a)(b)	28,401	176,370

		1,248,095
COMMERCIAL SERVICES—8.16%
Administaff Inc.	5,714	171,477
Advisory Board Co. (The)(a)	4,250	270,810
Arbitron Inc.	6,637	265,281
Bankrate Inc.(a)(b)	3,070	166,486
Bright Horizons Family Solutions Inc.(a)	6,133	261,082
Capella Education Co.(a)	2,335	147,292
Coinstar Inc.(a)	6,074	186,775
Corinthian Colleges Inc.(a)	19,986	168,882
CoStar Group Inc.(a)	4,518	191,292
Euronet Worldwide Inc.(a)	10,753	284,309
ExlService Holdings Inc.(a)	2,409	45,723
FTI Consulting Inc.(a)	11,255	622,515
Gartner Inc.(a)	16,439	244,119
GEO Group Inc. (The)(a)	11,836	283,117
Healthcare Services Group Inc.	8,941	216,909
Heartland Payment Systems Inc.(b)	6,048	146,845
Huron Consulting Group Inc.(a)	4,151	298,125
Kenexa Corp.(a)	5,509	97,840
Live Nation Inc.(a)	17,274	188,287
Monro Muffler Brake Inc.	4,643	85,895
PAREXEL International Corp.(a)	6,549	356,331
Resources Connection Inc.	11,362	237,807
Rollins Inc.	12,306	218,924
TeleTech Holdings Inc.(a)	9,424	185,936
VistaPrint Ltd.(a)	9,565	355,914
Wright Express Corp.(a)	9,349	279,909

		5,977,882
COMPUTERS—2.89%
Ansoft Corp.(a)	3,358	71,324
Data Domain Inc.(a)	5,800	130,732
Jack Henry & Associates Inc.	19,396	476,754
Limelight Networks Inc.(a)(b)	9,475	66,420
Manhattan Associates Inc.(a)	6,142	152,260
Riverbed Technology Inc.(a)	12,393	276,984

Sigma Designs Inc.(a)	6,568	297,005
SRA International Inc. Class A(a)	10,100	277,043
Sykes Enterprises Inc.(a)	7,600	120,004
Synaptics Inc.(a)	6,158	163,187
Syntel Inc.	2,913	86,312

		2,118,025
COSMETICS & PERSONAL CARE—0.73%
Bare Escentuals Inc.(a)(b)	10,938	260,762
Chattem Inc.(a)	3,531	270,898

		531,660
DISTRIBUTION & WHOLESALE—1.26%
Central European Distribution Corp.(a)	7,646	401,950
LKQ Corp.(a)	28,995	518,721

		920,671
DIVERSIFIED FINANCIAL SERVICES—2.31%
Cohen & Steers Inc.	3,778	107,635
FCStone Group Inc.(a)	4,304	190,882
GFI Group Inc.(a)	3,759	331,581
Greenhill & Co. Inc.(b)	2,130	143,839
Investment Technology Group Inc.(a)	10,454	491,024
optionsXpress Holdings Inc.	11,484	311,446
Stifel Financial Corp.(a)	2,692	116,698

		1,693,105
ELECTRIC—1.05%
ITC Holdings Corp.	11,305	597,356
Ormat Technologies Inc.	3,944	171,446

		768,802
ELECTRICAL COMPONENTS & EQUIPMENT—0.66%
Advanced Energy Industries Inc.(a)	8,141	88,004
American Superconductor Corp.(a)	8,914	180,508
Energy Conversion Devices Inc.(a)(b)	9,276	214,090

		482,602
ELECTRONICS—3.49%
Analogic Corp.	3,113	183,854
Cogent Inc.(a)	9,322	91,915
Cymer Inc.(a)	7,161	193,419
Daktronics Inc.	8,722	178,714
Dionex Corp.(a)	4,435	310,893
FEI Co.(a)	8,536	193,426
II-VI Inc.(a)	5,875	190,468
L-1 Identity Solutions Inc.(a)	16,287	221,666
Rofin-Sinar Technologies Inc.(a)	7,223	307,050
Rogers Corp.(a)	4,068	126,962
Taser International Inc.(a)	14,643	168,248
Varian Inc.(a)	7,120	386,260

		2,552,875
ENERGY - ALTERNATE SOURCES—0.64%
Clean Energy Fuels Corp.(a)	4,917	74,198
Evergreen Solar Inc.(a)(b)	21,784	265,547
VeraSun Energy Corp.(a)(b)	12,406	129,643

		469,388
ENGINEERING & CONSTRUCTION—0.23%
Layne Christensen Co.(a)	4,509	166,382

		166,382

ENTERTAINMENT—2.36%
Bally Technologies Inc.(a)	11,605	552,862
Cinemark Holdings Inc.	9,906	141,656
Macrovision Corp.(a)	12,584	211,285
National CineMedia Inc.	9,857	224,641
Pinnacle Entertainment Inc.(a)	13,974	255,026
Vail Resorts Inc.(a)	7,184	340,091

		1,725,561
ENVIRONMENTAL CONTROL—0.60%
Clean Harbors Inc.(a)	3,936	218,369
Darling International Inc.(a)	18,943	219,739

		438,108
FOOD—1.12%
Hain Celestial Group Inc.(a)	9,282	250,614
M&F Worldwide Corp.(a)	3,116	121,773
United Natural Foods Inc.(a)	9,192	220,424
Winn-Dixie Stores Inc.(a)	12,661	224,353

		817,164
HAND & MACHINE TOOLS—0.20%
Franklin Electric Co. Inc.(b)	3,815	143,597

		143,597
HEALTH CARE - PRODUCTS—6.06%
Accuray Inc.(a)	8,972	85,413
Align Technology Inc.(a)	14,144	166,616
American Medical Systems Holdings Inc.(a)	16,872	241,101
ArthroCare Corp.(a)(b)	6,448	258,113
Bruker BioSciences Corp.(a)	11,928	122,262
Cepheid Inc.(a)	12,713	388,255
ev3 Inc.(a)	15,083	131,976
Haemonetics Corp.(a)	5,923	354,432
Immucor Inc.(a)	16,409	473,236
Masimo Corp.(a)	2,845	101,538
Mentor Corp.	7,951	275,264
Meridian Bioscience Inc.	8,625	270,911
NuVasive Inc.(a)	8,081	318,472
Orthofix International NV(a)	3,636	198,816
PSS World Medical Inc.(a)	15,206	262,912
Sirona Dental Systems Inc.(a)	4,065	112,316
SurModics Inc.(a)(b)	3,680	160,669
Thoratec Corp.(a)	12,500	200,000
TomoTherapy Inc.(a)	5,797	85,854
Wright Medical Group Inc.(a)	8,473	231,313

		4,439,469
HEALTH CARE - SERVICES—2.32%
Amedisys Inc.(a)	6,097	259,915
Emeritus Corp.(a)	5,481	121,404
Healthways Inc.(a)	8,356	470,443
NightHawk Radiology Holdings Inc.(a)	4,915	78,149
Psychiatric Solutions Inc.(a)	12,637	381,258
Radiation Therapy Services Inc.(a)	3,084	89,220
Sunrise Senior Living Inc.(a)	10,305	295,857

		1,696,246
HOUSEHOLD PRODUCTS & WARES—0.53%
Fossil Inc.(a)	11,456	389,275

		389,275

INSURANCE—0.16%
Enstar Group Ltd.(a)	1,121	116,416

		116,416
INTERNET—4.69%
Blue Nile Inc.(a)(b)	3,421	189,010
Cogent Communications Group Inc.(a)	11,438	234,136
comScore Inc.(a)	1,223	32,740
DealerTrack Holdings Inc.(a)	9,261	249,677
Dice Holdings Inc.(a)	3,853	24,582
Digital River Inc.(a)	9,354	350,775
EarthLink Inc.(a)	28,319	192,852
GSI Commerce Inc.(a)	4,310	70,167
InfoSpace Inc.	7,613	72,400
Internap Network Services Corp.(a)	11,289	99,569
Interwoven Inc.(a)	9,081	115,056
j2 Global Communications Inc.(a)	11,664	255,558
Knot Inc. (The)(a)	6,544	95,804
LoopNet Inc.(a)(b)	6,902	97,387
NetFlix Inc.(a)(b)	12,171	306,101
1-800-FLOWERS.COM Inc.(a)	5,154	40,253
Overstock.com Inc.(a)(b)	3,016	31,457
RealNetworks Inc.(a)	22,243	129,677
Sapient Corp.(a)	18,767	131,557
Shutterfly Inc.(a)	3,035	59,031
TIBCO Software Inc.(a)	44,527	331,281
TriZetto Group Inc. (The)(a)	10,637	207,634
Vasco Data Security International Inc.(a)	6,130	116,286

		3,432,990
LEISURE TIME—1.02%
Life Time Fitness Inc.(a)	8,062	357,469
WMS Industries Inc.(a)	10,492	392,401

		749,870
LODGING—0.53%
Gaylord Entertainment Co.(a)	9,614	280,633
Morgans Hotel Group Co.(a)	7,381	107,541

		388,174
MACHINERY—1.51%
Astec Industries Inc.(a)	3,942	121,690
Cognex Corp.	9,340	142,902
Intermec Inc.(a)	11,085	220,813
Middleby Corp. (The)(a)	3,894	232,121
Wabtec Corp.	11,302	388,676

		1,106,202
MANUFACTURING—1.14%
ESCO Technologies Inc.(a)	6,066	227,414
Hexcel Corp.(a)	22,121	482,901
Raven Industries Inc.	4,174	125,303

		835,618
MEDIA—0.36%
CKX Inc.(a)	11,359	113,590
Crown Media Holdings Inc. Class A(a)	2,577	14,921
Entravision Communications Corp.(a)	13,795	97,117
Martha Stewart Living Omnimedia Inc. Class A(a)	5,695	38,954

		264,582

METAL FABRICATE & HARDWARE—0.85%
Haynes International Inc.(a)	2,435	107,578
RBC Bearings Inc.(a)	5,087	152,305
Valmont Industries Inc.	4,339	363,174

		623,057
MINING—1.44%
AMCOL International Corp.	5,968	146,335
Brush Engineered Materials Inc.(a)	4,701	134,543
Hecla Mining Co.(a)	28,103	261,358
Kaiser Aluminum Corp.	3,342	213,754
RTI International Metals Inc.(a)	5,418	299,345

		1,055,335
OFFICE FURNISHINGS—0.28%
Interface Inc. Class A	12,936	206,459

		206,459
OIL & GAS—5.75%
Arena Resources Inc.(a)	7,959	283,102
Atlas America Inc.	5,717	292,768
ATP Oil & Gas Corp.(a)	6,672	251,134
Bill Barrett Corp.(a)	6,688	279,358
Bois d’Arc Energy Inc.(a)	4,538	86,903
BPZ Resources Inc.(a)	10,995	140,956
Carrizo Oil & Gas Inc.(a)	5,881	286,287
Cheniere Energy Inc.(a)	10,468	315,191
Comstock Resources Inc.(a)	10,350	328,095
Crosstex Energy Inc.	10,706	350,514
Delta Petroleum Corp.(a)	15,419	309,151
EXCO Resources Inc.(a)	19,765	296,277
Goodrich Petroleum Corp.(a)(b)	5,387	107,255
Gulfport Energy Corp.(a)	6,274	95,051
Parallel Petroleum Corp.(a)	9,519	132,124
Petroleum Development Corp.(a)	3,474	199,755
Rosetta Resources Inc.(a)	11,866	208,011
Venoco Inc.(a)	4,656	71,190
Warren Resources Inc.(a)	13,717	174,480

		4,207,602
OIL & GAS SERVICES—2.63%
CARBO Ceramics Inc.	4,972	170,788
Dril-Quip Inc.(a)	6,358	308,617
Flotek Industries Inc.(a)	3,881	79,056
ION Geophysical Corp.(a)(b)	16,846	208,890
NATCO Group Inc. Class A(a)	3,523	161,283
RPC Inc.	9,203	99,208
Tetra Technologies Inc.(a)	17,455	273,171
W-H Energy Services Inc.(a)	7,070	343,956
Willbros Group Inc.(a)	8,463	281,987

		1,926,956
PHARMACEUTICALS—8.15%
Akorn Inc.(a)	11,810	88,575
Alkermes Inc.(a)	23,644	314,938
Alnylam Pharmaceuticals Inc.(a)	7,645	229,656
Auxilium Pharmaceuticals Inc.(a)	7,309	249,968
Cubist Pharmaceuticals Inc.(a)	13,005	220,955
HealthExtras Inc.(a)	7,821	216,251
Isis Pharmaceuticals Inc.(a)	20,392	318,115
K-V Pharmaceutical Co. Class A(a)	8,680	225,506
MannKind Corp.(a)(b)	12,908	101,973
Medarex Inc.(a)	29,531	295,015
Medicines Co. (The)(a)	12,137	207,785

Medicis Pharmaceutical Corp. Class A	13,099	266,041
Onyx Pharmaceuticals Inc.(a)	12,804	608,574
OSI Pharmaceuticals Inc.(a)	13,617	543,046
Pharmion Corp.(a)	6,948	479,065
Progenics Pharmaceuticals Inc.(a)	5,937	97,011
Sciele Pharma Inc.(a)(b)	7,729	184,878
Theravance Inc.(a)	12,073	238,200
United Therapeutics Corp.(a)	4,592	385,636
USANA Health Sciences Inc.(a)(b)	1,910	82,799
Valeant Pharmaceuticals International(a)	18,456	208,922
XenoPort Inc.(a)	5,159	316,556
Zymogenetics Inc.(a)	8,925	90,053

		5,969,518
REAL ESTATE INVESTMENT TRUSTS—0.54%
Alexander’s Inc.(a)	472	165,247
Equity Lifestyle Properties Inc.	5,248	229,180

		394,427
RETAIL—3.72%
Aeropostale Inc.(a)	18,199	512,666
Coldwater Creek Inc.(a)	13,940	89,634
First Cash Financial Services Inc.(a)	6,697	67,037
Hibbett Sports Inc.(a)	7,210	134,034
J. Crew Group Inc.(a)	10,114	462,412
P.F. Chang’s China Bistro Inc.(a)	6,078	172,858
Panera Bread Co. Class A(a)(b)	7,260	274,283
Red Robin Gourmet Burgers Inc.(a)	3,581	124,905
Sally Beauty Co. Inc.(a)	19,852	161,992
Sonic Corp.(a)	14,168	314,246
Texas Roadhouse Inc. Class A(a)	12,728	153,627
World Fuel Services Corp.	6,738	178,287
Zumiez Inc.(a)(b)	4,144	79,689

		2,725,670
SAVINGS & LOANS—0.42%
NewAlliance Bancshares Inc.	24,790	304,917

		304,917
SEMICONDUCTORS—6.28%
ANADIGICS Inc.(a)	14,288	142,737
Applied Micro Circuits Corp.(a)	16,262	130,584
ATMI Inc.(a)	8,058	211,925
Cabot Microelectronics Corp.(a)	5,618	194,270
Cavium Networks Inc.(a)	4,787	91,480
Cree Inc.(a)(b)	18,176	537,101
Diodes Inc.(a)	7,079	163,879
FormFactor Inc.(a)	11,409	276,326
Hittite Microwave Corp.(a)	3,908	155,617
IPG Photonics Corp.(a)	4,410	78,939
Microsemi Corp.(a)	16,234	368,836
Monolithic Power Systems Inc.(a)	5,259	82,251
NetLogic Microsystems Inc.(a)	4,150	107,900
OmniVision Technologies Inc.(a)	12,830	181,673
PMC-Sierra Inc.(a)	50,857	238,519
Rambus Inc.(a)	23,037	448,300
Silicon Laboratories Inc.(a)	12,727	397,591
SiRF Technology Holdings Inc.(a)	12,961	198,433
Standard Microsystems Corp.(a)	5,464	163,483
Tessera Technologies Inc.(a)	10,939	428,481

		4,598,325

SOFTWARE—6.91%
ACI Worldwide Inc.(a)	8,442	125,786
Advent Software Inc.(a)	4,240	191,478
Allscripts Healthcare Solutions Inc.(a)(b)	13,006	192,879
Blackbaud Inc.	10,237	283,258
Blackboard Inc.(a)	6,178	216,106
BladeLogic Inc.(a)	1,196	19,650
CommVault Systems Inc.(a)	7,915	147,377
Concur Technologies Inc.(a)	9,970	349,548
Eclipsys Corp.(a)	11,351	292,175
Informatica Corp.(a)	20,284	391,684
InnerWorkings Inc.(a)	6,394	88,557
INVESTools Inc.(a)	10,884	148,675
JDA Software Group Inc.(a)	6,811	121,168
Lawson Software Inc.(a)	31,986	277,958
Omnicell Inc.(a)	8,080	202,646
Omniture Inc.(a)	12,146	300,249
Phase Forward Inc.(a)	9,950	171,638
Progress Software Corp.(a)	9,783	288,794
Quality Systems Inc.	3,996	121,438
Quest Software Inc.(a)	12,953	193,647
SPSS Inc.(a)	4,508	148,989
Synchronoss Technologies Inc.(a)	4,523	96,340
Taleo Corp. Class A(a)	4,087	86,358
THQ Inc.(a)	15,597	280,902
Ultimate Software Group Inc.(a)	5,832	157,756
Wind River Systems Inc.(a)	19,416	162,900

		5,057,956
TELECOMMUNICATIONS—4.51%
Acme Packet Inc.(a)	5,590	53,776
Aruba Networks Inc.(a)	7,820	73,977
Atheros Communications Inc.(a)	13,168	359,618
Cbeyond Inc.(a)	4,939	166,642
Centennial Communications Corp.(a)	15,530	88,832
Comtech Telecommunications Corp.(a)	5,646	252,941
Finisar Corp.(a)	57,363	91,781
Global Crossing Ltd.(a)	5,803	124,881
Harmonic Inc.(a)	21,902	239,170
Infinera Corp.(a)	17,128	174,534
InterDigital Inc.(a)	10,993	222,169
Ixia(a)	8,541	63,203
Loral Space & Communications Inc.(a)	3,045	80,936
NETGEAR Inc.(a)	8,073	215,226
Novatel Wireless Inc.(a)	7,445	119,120
NTELOS Holdings Corp.	6,802	144,747
Opnext Inc.(a)	4,952	25,552
RF Micro Devices Inc.(a)(b)	62,550	202,037
Shenandoah Telecommunications Co.	5,346	97,671
ShoreTel Inc.(a)	4,362	22,203
Sonus Networks Inc.(a)	62,799	256,848
Starent Networks Corp.(a)	7,338	90,698
Viasat Inc.(a)	6,497	134,943

		3,301,505
TRANSPORTATION—2.63%
American Commercial Lines Inc.(a)	9,176	185,906
Eagle Bulk Shipping Inc.	10,944	270,536
Excel Maritime Carriers Ltd.(b)	3,414	129,937
Genco Shipping & Trading Ltd.	5,864	289,212
Hub Group Inc. Class A(a)	8,928	260,073
Kirby Corp.(a)	12,361	568,359
Knight Transportation Inc.(b)	13,163	225,877

		1,929,900

TRUCKING & LEASING—0.34%
Aircastle Ltd.	10,226	251,355

		251,355
WATER—0.17%
PICO Holdings Inc.(a)	3,730	123,500

		123,500

TOTAL COMMON STOCKS
(Cost: $81,423,996)		73,188,326

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.93%

MONEY MARKET FUNDS—5.93%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	37,072	37,072
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	4,302,587	4,302,587

		4,339,659

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,339,659)		4,339,659

TOTAL INVESTMENTS IN SECURITIES—105.88%
(Cost: $85,763,655)		77,527,985
Other Assets, Less Liabilities—(5.88)%		(4,306,443)

NET ASSETS—100.00%		$73,221,542

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2008

Security	Shares	Value

COMMON STOCKS—99.78%

ADVERTISING—0.69%
Getty Images Inc.(a)	16,125	$403,125
Harte-Hanks Inc.	15,535	248,871

		651,996
AGRICULTURE—0.83%
Alliance One International Inc.(a)	29,808	112,376
Andersons Inc. (The)	5,482	249,705
Universal Corp.	8,585	427,619

		789,700
AIRLINES—1.11%
Alaska Air Group Inc.(a)	12,705	321,436
Republic Airways Holdings Inc.(a)	11,373	227,005
SkyWest Inc.	19,513	507,728

		1,056,169
APPAREL—0.68%
Columbia Sportswear Co.	4,765	207,992
Jones Apparel Group Inc.	26,218	440,462

		648,454
AUTO PARTS & EQUIPMENT—0.98%
American Axle & Manufacturing Holdings Inc.	14,559	316,658
ArvinMeritor Inc.	22,694	308,185
Modine Manufacturing Co.	9,243	142,712
Visteon Corp.(a)	39,933	159,732

		927,287
BANKS—14.86%
Alabama National BanCorporation	5,921	463,318
BancFirst Corp.	2,205	99,291
BancorpSouth Inc.	24,215	593,752
Cathay General Bancorp	15,702	407,153
Central Pacific Financial Corp.	9,684	183,996
Citizens Republic Bancorp Inc.	23,857	337,338
City Holding Co.	5,325	204,587
Community Bank System Inc.	9,669	210,978
Corus Bankshares Inc.(b)	11,114	141,370
CVB Financial Corp.	21,528	240,037
F.N.B. Corp. (Pennsylvania)	18,915	294,507
First Busey Corp. Class A(b)	9,014	195,424
First Commonwealth Financial Corp.	21,574	250,258
First Community Bancorp	8,501	302,041
First Financial Bankshares Inc.	5,728	213,425
First Midwest Bancorp Inc.	15,250	475,800
FirstMerit Corp.	23,471	525,046
Fulton Financial Corp.	54,339	685,215
Hancock Holding Co.	8,366	347,189
IBERIABANK Corp.	3,686	189,497

International Bancshares Corp.	17,003	352,642
MB Financial Inc.	11,214	348,755
National Penn Bancshares Inc.(b)	14,134	244,660
NBT Bancorp Inc.	10,696	241,516
Old National Bancorp	20,859	350,431
Pacific Capital Bancorp	14,754	317,211
Park National Corp.(b)	3,709	267,048
Prosperity Bancshares Inc.	13,660	392,725
Provident Bankshares Corp.	9,710	201,288
S&T Bancorp Inc.	7,879	245,116
South Financial Group Inc. (The)	22,879	395,349
Sterling Bancshares Inc.	23,559	236,297
Sterling Financial Corp. (Washington)	16,031	285,191
Susquehanna Bancshares Inc.	27,889	591,805
TrustCo Bank Corp. NY	23,891	246,077
Trustmark Corp.	15,854	364,801
Umpqua Holdings Corp.	18,825	308,730
United Bancshares Inc.	13,529	435,093
United Community Banks Inc.	14,935	288,395
Webster Financial Corp.	17,074	578,296
Westamerica Bancorporation	9,293	460,189
Whitney Holding Corp.	21,235	569,947

		14,081,784
BUILDING MATERIALS—1.15%
Lennox International Inc.	18,946	704,033
NCI Building Systems Inc.(a)	6,253	179,836
Universal Forest Products Inc.	5,631	203,842

		1,087,711
CHEMICALS—2.41%
A. Schulman Inc.	7,944	161,978
Kronos Worldwide Inc.	910	17,709
NewMarket Corp.	4,528	243,969
OM Group Inc.(a)	9,548	547,864
PolyOne Corp.(a)	26,795	165,057
Sensient Technologies Corp.	14,881	395,239
UAP Holding Corp.	16,457	630,961
Westlake Chemical Corp.	5,931	119,213

		2,281,990
COMMERCIAL SERVICES—2.89%
ABM Industries Inc.	14,136	292,898
Advance America Cash Advance Centers Inc.	19,358	173,254
Avis Budget Group Inc.(a)	31,302	417,882
BearingPoint Inc.(a)	62,695	122,882
Deluxe Corp.	16,106	391,698
HealthSpring Inc.(a)	16,930	350,282
Jackson Hewitt Tax Service Inc.	8,610	190,539
Kelly Services Inc. Class A	7,422	127,807
PHH Corp.(a)	16,709	313,962
Rent-A-Center Inc.(a)	20,991	358,946

		2,740,150
COMPUTERS—0.77%
Imation Corp.	11,056	286,461
Unisys Corp.(a)	106,886	444,646

		731,107
DISTRIBUTION & WHOLESALE—1.17%
Owens & Minor Inc.	12,580	519,806
Tech Data Corp.(a)	17,246	592,917

		1,112,723

DIVERSIFIED FINANCIAL SERVICES—1.36%
AmeriCredit Corp.(a)(b)	35,789	476,352
Financial Federal Corp.	8,032	193,089
Friedman Billings Ramsey Group Inc. Class A	43,827	141,561
IndyMac Bancorp Inc.(b)	25,029	204,487
Piper Jaffray Companies(a)	5,836	276,510

		1,291,999
ELECTRIC—5.34%
ALLETE Inc.	7,910	304,456
Aquila Inc.(a)	116,993	410,645
Avista Corp.	16,529	333,059
Black Hills Corp.	11,818	457,829
CH Energy Group Inc.	4,936	190,480
Cleco Corp.	18,725	484,041
Hawaiian Electric Industries Inc.	25,524	573,780
MGE Energy Inc.	6,994	229,123
NorthWestern Corp.	11,599	335,211
Otter Tail Corp.	8,194	266,879
PNM Resources Inc.	21,908	423,263
Portland General Electric Co.	19,610	483,190
UIL Holdings Corp.	7,341	250,695
UniSource Energy Corp.	11,003	323,268

		5,065,919
ELECTRICAL COMPONENTS & EQUIPMENT—0.16%
Superior Essex Inc.(a)	6,371	153,223

		153,223
ELECTRONICS—0.58%
Sanmina-SCI Corp.(a)	167,199	262,502
Watts Water Technologies Inc. Class A	9,789	290,635

		553,137
ENTERTAINMENT—0.34%
Isle of Capri Casinos Inc.(a)	6,171	68,622
Speedway Motorsports Inc.	4,555	138,244
Warner Music Group Corp.	14,285	113,566

		320,432
ENVIRONMENTAL CONTROL—0.43%
Metal Management Inc.	8,228	408,767

		408,767
FOOD—3.24%
Chiquita Brands International Inc.(a)	13,213	246,819
Del Monte Foods Co.	62,368	559,441
Fresh Del Monte Produce Inc.(a)	14,002	448,624
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	6,825	203,863
Ingles Markets Inc. Class A	3,964	92,322
J&J Snack Foods Corp.	4,607	115,221
Pilgrim’s Pride Corp.	12,910	315,391
Ruddick Corp.	11,193	381,457
Sanderson Farms Inc.	5,480	184,183
Tootsie Roll Industries Inc.	7,278	181,804
TreeHouse Foods Inc.(a)	10,005	208,804
Weis Markets Inc.	3,566	133,333

		3,071,262
FOREST PRODUCTS & PAPER—1.65%
Louisiana-Pacific Corp.	32,720	499,634

P.H. Glatfelter Co.	14,440	208,802
Potlatch Corp.	12,247	525,764
Rock-Tenn Co. Class A	11,642	332,845

		1,567,045
GAS—4.22%
Laclede Group Inc. (The)	6,517	218,841
New Jersey Resources Corp.	8,670	406,536
Nicor Inc.	14,073	576,993
Northwest Natural Gas Co.	8,341	394,863
Piedmont Natural Gas Co.	22,182	556,103
South Jersey Industries Inc.	9,212	322,696
Southwest Gas Corp.	13,193	376,660
Vectren Corp.	23,802	653,365
WGL Holdings Inc.	15,422	497,205

		4,003,262
HAND & MACHINE TOOLS—0.40%
Regal Beloit Corp.	10,030	380,338

		380,338
HEALTH CARE - PRODUCTS—0.26%
Invacare Corp.	9,918	241,404

		241,404
HEALTH CARE - SERVICES—2.69%
Apria Healthcare Group Inc.(a)	13,671	290,099
Health Management Associates Inc. Class A	75,324	405,996
HealthSouth Corp.(a)	24,707	420,513
Kindred Healthcare Inc.(a)	10,320	284,213
LifePoint Hospitals Inc.(a)(b)	18,034	486,918
Tenet Healthcare Corp.(a)	148,268	656,827

		2,544,566
HOME BUILDERS—1.18%
Hovnanian Enterprises Inc. Class A(a)(b)	14,924	147,598
M.D.C. Holdings Inc.	11,197	518,085
Ryland Group Inc.	13,372	450,770

		1,116,453
HOME FURNISHINGS—0.42%
Ethan Allen Interiors Inc.	8,834	273,412
Sealy Corp.	13,815	128,756

		402,168
HOUSEHOLD PRODUCTS & WARES—0.54%
American Greetings Corp. Class A	15,104	309,934
Blyth Inc.	9,244	201,427

		511,361
INSURANCE—9.03%
Alfa Corp.	11,892	260,316
Assured Guaranty Ltd.	18,791	444,595
CNA Surety Corp.(a)	5,313	94,731
Commerce Group Inc.	17,127	619,141
Delphi Financial Group Inc. Class A	13,722	430,596
Employers Holdings Inc.	16,310	284,773
FBL Financial Group Inc. Class A	4,124	135,886
Harleysville Group Inc.	4,276	152,439
Horace Mann Educators Corp.	13,429	246,691
Infinity Property and Casualty Corp.	5,293	211,032
IPC Holdings Ltd.	18,972	488,150
Max Capital Group Ltd.	15,395	437,064

MGIC Investment Corp.(b)	25,312	468,272
Midland Co. (The)	3,578	229,064
Navigators Group Inc. (The)(a)	4,185	241,600
OneBeacon Insurance Group Ltd.	8,664	183,417
Phoenix Companies Inc. (The)	33,854	366,639
Platinum Underwriters Holdings Ltd.	17,953	605,914
ProAssurance Corp.(a)	9,480	546,996
Radian Group Inc.	24,433	223,318
RLI Corp.	6,560	369,984
Security Capital Assurance Ltd.(b)	8,400	26,712
Selective Insurance Group Inc.	16,795	401,568
State Auto Financial Corp.	4,663	130,238
United America Indemnity Ltd. Class A(a)	7,336	150,461
United Fire & Casualty Co.	6,793	226,750
Validus Holdings Ltd.(a)	4,771	116,174
Zenith National Insurance Corp.	11,697	465,775

		8,558,296
INTERNET—0.45%
CMGI Inc.(a)	15,208	196,183
United Online Inc.	20,493	228,907

		425,090
IRON & STEEL—0.40%
Schnitzer Steel Industries Inc. Class A	6,663	377,526

		377,526
LEISURE TIME—1.07%
Brunswick Corp.	27,810	528,112
Polaris Industries Inc.(b)	11,151	484,399

		1,012,511
MACHINERY—1.10%
Applied Industrial Technologies Inc.	12,525	378,130
Briggs & Stratton Corp.	15,508	323,342
Cascade Corp.	3,232	166,836
NACCO Industries Inc.	1,698	169,902

		1,038,210
MANUFACTURING—1.81%
A.O. Smith Corp.	6,470	226,450
Acuity Brands Inc.	13,272	604,009
EnPro Industries Inc.(a)	6,677	200,310
Federal Signal Corp.	15,021	174,093
Koppers Holdings Inc.	4,832	161,679
Lancaster Colony Corp.	6,780	236,351
Tredegar Corp.	8,364	115,925

		1,718,817
MEDIA—2.33%
Belo Corp.	27,511	456,958
Charter Communications Inc. Class A(a)(b)	110,890	129,741
Citadel Broadcasting Corp.	56,610	82,651
Cox Radio Inc. Class A(a)	10,517	125,573
Entercom Communications Corp.	8,496	104,586
GateHouse Media Inc.	10,319	101,436
Hearst-Argyle Television Inc.	8,460	180,283
Lee Enterprises Inc.	11,870	141,728
McClatchy Co. (The) Class A(b)	17,193	185,169
Media General Inc. Class A	6,254	118,951
Mediacom Communications Corp.(a)	16,179	80,248
Scholastic Corp.(a)	10,318	353,598
Sinclair Broadcast Group Inc. Class A	16,539	148,851

		2,209,773

METAL FABRICATE & HARDWARE—1.34%
Mueller Industries Inc.	11,631	325,668
Quanex Corp.	11,597	607,799
Worthington Industries Inc.	20,654	338,519

		1,271,986
MINING—1.26%
Century Aluminum Co.(a)	8,948	465,207
Compass Minerals International Inc.	10,034	425,642
Horsehead Holding Corp.(a)	1,443	21,631
USEC Inc.(a)	34,696	279,997

		1,192,477
OFFICE & BUSINESS EQUIPMENT—0.22%
IKON Office Solutions Inc.	25,732	210,488

		210,488
OFFICE FURNISHINGS—1.06%
Herman Miller Inc.	19,168	609,159
HNI Corp.(b)	11,840	398,534

		1,007,693
OIL & GAS—2.29%
Stone Energy Corp.(a)	8,216	336,856
Swift Energy Co.(a)	9,380	404,747
Unit Corp.(a)	14,478	725,636
Whiting Petroleum Corp.(a)	13,164	707,433

		2,174,672
OIL & GAS SERVICES—0.98%
Hercules Offshore Inc.(a)	27,690	638,255
Hornbeck Offshore Services Inc.(a)	7,457	288,437

		926,692
PACKAGING & CONTAINERS—0.47%
Graphic Packaging Corp.(a)	23,461	69,914
Silgan Holdings Inc.	7,868	372,628

		442,542
REAL ESTATE INVESTMENT TRUSTS—9.87%
American Financial Realty Trust	40,278	331,488
Ashford Hospitality Trust Inc.	38,493	240,581
Brandywine Realty Trust	27,426	516,980
CBL & Associates Properties Inc.	20,532	545,741
Colonial Properties Trust	14,391	354,594
Equity One Inc.	11,757	277,583
Extra Space Storage Inc.	20,413	309,053
FelCor Lodging Trust Inc.	19,474	263,094
Franklin Street Properties Corp.	20,035	287,502
Getty Realty Corp.	5,420	142,546
Gramercy Capital Corp.(b)	8,100	187,515
Healthcare Realty Trust Inc.	15,974	412,608
HRPT Properties Trust	70,619	561,421
Inland Real Estate Corp.	18,504	247,584
Lexington Realty Trust	18,964	283,512
Medical Properties Trust Inc.	16,366	206,866
MFA Mortgage Investments Inc.	45,399	463,070
National Health Investors Inc.	8,063	238,342
National Retail Properties Inc.(b)	22,443	509,905
Newcastle Investment Corp.	16,974	212,175
Omega Healthcare Investors Inc.	21,015	346,748

Parkway Properties Inc.	5,009	179,923
Post Properties Inc.	13,578	573,942
Redwood Trust Inc.(b)	8,299	344,491
Senior Housing Properties Trust	26,244	587,603
Sovran Self Storage Inc.	6,776	268,465
Thornburg Mortgage Inc.	40,923	458,338

		9,351,670
RETAIL—6.03%
Asbury Automotive Group Inc.	10,302	146,082
BJ’s Wholesale Club Inc.(a)	20,364	660,608
Blockbuster Inc. Class A(a)(b)	35,176	109,749
Blockbuster Inc. Class B(a)	20,610	56,678
Bob Evans Farms Inc.	11,065	329,073
Cato Corp. Class A	9,572	156,694
CBRL Group Inc.	7,624	238,402
Children’s Place Retail Stores Inc. (The)(a)	7,119	131,986
Circuit City Stores Inc.	51,565	280,514
Collective Brands Inc.(a)	20,614	363,219
Dillard’s Inc. Class A	20,224	401,042
Domino’s Pizza Inc.	14,226	193,616
Foot Locker Inc.	49,171	673,151
Group 1 Automotive Inc.	7,370	194,863
Nu Skin Enterprises Inc. Class A	16,746	275,137
Penske Automotive Group Inc.	13,192	239,567
Regis Corp.	13,865	351,200
Ruby Tuesday Inc.	15,466	118,934
Sonic Automotive Inc.	9,683	194,144
Stage Stores Inc.	13,361	159,931
Triarc Companies Inc. Class A	5,560	52,542
Triarc Companies Inc. Class B	14,370	133,641
Zale Corp.(a)(b)	15,345	251,658

		5,712,431
SAVINGS & LOANS—1.84%
Downey Financial Corp.	6,479	223,526
First Niagara Financial Group Inc.	33,082	420,803
FirstFed Financial Corp.(a)(b)	4,462	187,181
Provident Financial Services Inc.	18,116	249,095
Washington Federal Inc.	27,174	663,589

		1,744,194
SEMICONDUCTORS—0.11%
Spansion Inc. Class A(a)	26,081	99,629

		99,629
SOFTWARE—0.65%
Acxiom Corp.	21,656	229,770
CSG Systems International Inc.(a)	10,573	134,911
MoneyGram International Inc.	26,264	140,250
SYNNEX Corp.(a)	5,298	112,847

		617,778
TELECOMMUNICATIONS—1.56%
Alaska Communications Systems Group Inc.	13,332	187,181
Black Box Corp.	5,207	173,185
Cincinnati Bell Inc.(a)	77,050	298,954
FairPoint Communications Inc.	9,060	96,217
IDT Corp. Class B	14,783	102,594
Iowa Telecommunications Services Inc.	9,803	151,162
Powerwave Technologies Inc.(a)(b)	35,123	133,467
SAVVIS Inc.(a)	8,905	179,881
SunCom Wireless Holdings Inc. Class A(a)	2,220	59,296

TerreStar Corp.(a)	19,078	100,160

		1,482,097
TEXTILES—0.48%
G&K Services Inc. Class A	6,826	272,835
UniFirst Corp.	4,454	181,901

		454,736
TOYS, GAMES & HOBBIES—0.34%
JAKKS Pacific Inc.(a)	9,093	214,231
RC2 Corp.(a)	5,917	111,121

		325,352
TRANSPORTATION—3.49%
Alexander & Baldwin Inc.	13,530	617,509
Arkansas Best Corp.	6,658	205,000
Atlas Air Worldwide Holdings Inc.(a)	5,039	251,648
Bristow Group Inc.(a)	7,019	353,407
Con-way Inc.	14,144	688,671
General Maritime Corp.	8,389	208,383
Ship Finance International Ltd.	12,467	325,638
Werner Enterprises Inc.	16,381	333,681
YRC Worldwide Inc.(a)(b)	17,677	323,666

		3,307,603
TRUCKING & LEASING—0.82%
AMERCO(a)	2,312	160,638
GATX Corp.	13,252	498,275
TAL International Group Inc.	5,339	117,565

		776,478
WATER—0.43%
American States Water Co.	5,492	189,364
California Water Service Group	6,211	216,329

		405,693

TOTAL COMMON STOCKS
(Cost: $104,716,847)		94,584,841

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.63%

MONEY MARKET FUNDS—4.63%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.22%(c)(d)	82,560	82,560
BGI Cash Premier Fund LLC
4.26%(c)(d)(e)	4,304,876	4,304,876

		4,387,436

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,387,436)		4,387,436

TOTAL INVESTMENTS IN SECURITIES—104.41%
(Cost: $109,104,283)		98,972,277
Other Assets, Less Liabilities—(4.41)%		(4,181,189)

NET ASSETS—100.00%		$94,791,088

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones EPAC Select Dividend, iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Pharmaceuticals, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Regional Banks, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. (formerly iShares Dow Jones U.S. Total Market), iShares Dow Jones U.S. Utilities Sector, iShares FTSE EPRA/NAREIT Asia, iShares FTSE EPRA/NAREIT Europe, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S., iShares FTSE EPRA/NAREIT North America, iShares FTSE NAREIT Industrial/Office, iShares FTSE NAREIT Mortgage REITs, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential, iShares FTSE NAREIT Retail, iShares KLD 400 Social, iShares KLD Select SocialSM, iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares FTSE EPRA/NAREIT Asia, iShares FTSE EPRA/NAREIT Europe, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. and iShares FTSE EPRA/NAREIT North America Index Funds commenced operations on November 12, 2007.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors	$2,744,435,567	$—	$(501,599,693)	$(501,599,693)
Dow Jones EPAC Select Dividend	84,247,020	—	(6,644,362)	(6,644,362)
Dow Jones Select Dividend	6,874,131,504	363,757,303	(726,242,289)	(362,484,986)
Dow Jones Transportation Average	247,269,347	1,555,597	(6,166,878)	(4,611,281)
Dow Jones U.S. Aerospace & Defense	435,007,966	7,054,509	(34,002,794)	(26,948,285)
Dow Jones U.S. Basic Materials Sector	685,603,672	75,234,515	(46,115,614)	29,118,901
Dow Jones U.S. Broker-Dealers	235,456,162	807,259	(24,525,260)	(23,718,001)
Dow Jones U.S. Consumer Goods Sector	344,319,281	31,360,317	(30,647,499)	712,818
Dow Jones U.S. Consumer Services Sector	225,851,606	447,055	(53,908,817)	(53,461,762)
Dow Jones U.S. Energy Sector	987,615,465	140,198,955	(19,373,576)	120,825,379
Dow Jones U.S. Financial Sector	702,373,306	3,838,273	(86,886,985)	(83,048,712)
Dow Jones U.S. Financial Services	355,892,866	3,221,944	(46,090,572)	(42,868,628)
Dow Jones U.S. Healthcare Providers	241,127,964	5,061,838	(16,404,120)	(11,342,282)
Dow Jones U.S. Healthcare Sector	1,019,797,460	54,899,237	(139,348,895)	(84,449,658)
Dow Jones U.S. Home Construction	412,742,645	—	(31,775,288)	(31,775,288)
Dow Jones U.S. Industrial Sector	338,295,851	20,442,107	(23,993,189)	(3,551,082)
Dow Jones U.S. Insurance	50,134,109	155,892	(5,680,432)	(5,524,540)
Dow Jones U.S. Medical Devices	330,750,798	5,240,435	(28,577,246)	(23,336,811)
Dow Jones U.S. Oil Equipment & Services	277,179,126	2,589,671	(32,801,316)	(30,211,645)
Dow Jones U.S. Oil & Gas Exploration & Production	167,498,213	2,084,715	(11,506,152)	(9,421,437)
Dow Jones U.S. Pharmaceuticals	85,742,111	2,932,198	(10,911,219)	(7,979,021)
Dow Jones U.S. Real Estate	2,578,065,667	3,643,651	(397,287,887)	(393,644,236)
Dow Jones U.S. Regional Banks	137,685,167	2,123,463	(4,847,502)	(2,724,039)
Dow Jones U.S. Technology Sector	1,120,891,763	30,631,282	(134,051,607)	(103,420,325)
Dow Jones U.S. Telecommunications Sector	938,902,268	14,832,250	(180,973,888)	(166,141,638)
Dow Jones U.S.	556,086,551	111,318,871	(48,581,890)	62,736,981
Dow Jones U.S. Utilities Sector	782,851,476	76,923,822	(15,947,229)	60,976,593
FTSE EPRA/NAREIT Asia	5,166,627	40,824	(637,031)	(596,207)
FTSE EPRA/NAREIT Europe	5,004,108	121,622	(260,049)	(138,427)
FTSE EPRA/NAREIT Global Real Estate ex-U.S.	17,874,892	532,110	(811,635)	(279,525)
FTSE EPRA/NAREIT North America	5,020,465	30,732	(428,693)	(397,961)
FTSE NAREIT Industrial/Office	7,046,886	—	(1,162,670)	(1,162,670)
FTSE NAREIT Mortgage REITs	24,420,044	666,715	(1,626,893)	(960,178)
FTSE NAREIT Real Estate 50	22,306,015	79,789	(4,939,790)	(4,860,001)
FTSE NAREIT Residential	4,780,929	7,322	(759,980)	(752,658)
FTSE NAREIT Retail	6,413,873	—	(984,482)	(984,482)
KLD 400 Social	52,148,470	1,109,674	(4,323,435)	(3,213,761)
KLD Select SocialSM	120,222,611	5,337,620	(8,387,859)	(3,050,239)
Morningstar Large Core	161,304,879	10,170,709	(8,304,092)	1,866,617
Morningstar Large Growth	496,854,212	27,031,877	(31,767,150)	(4,735,273)
Morningstar Large Value	289,000,847	17,168,152	(32,302,939)	(15,134,787)
Morningstar Mid Core	133,621,851	8,410,522	(12,368,239)	(3,957,717)
Morningstar Mid Growth	446,688,893	24,405,724	(41,501,669)	(17,095,945)
Morningstar Mid Value	148,940,243	4,225,761	(19,542,996)	(15,317,235)
Morningstar Small Core	115,226,195	3,671,324	(16,084,081)	(12,412,757)
Morningstar Small Growth	86,157,093	3,292,913	(11,922,021)	(8,629,108)
Morningstar Small Value	109,967,689	3,335,504	(14,330,916)	(10,995,412)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which a Fund owns 5% or more of the outstanding voting securities, for the three quarters ended January 31, 2008.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones EPAC Select Dividend
Barclays PLC	—	130	4	126	$1,180,657	$3,564	$337
Dow Jones Select Dividend
F.N.B Corp. (Pennsylvania)	2,846	1,047	767	3,126	48,673,891	2,028,341	(83,830)
FirstMerit Corp.	4,043	1,329	1,074	4,298	96,153,866	3,520,101	(642,436)
Nicor Inc.	2,828	894	785	2,937	120,435,327	4,108,811	5,426,053
Provident Bankshares Corp.	1,505	936	464	1,977	40,991,419	1,691,599	(867,588)
Superior Industries International	781	1,120	349	1,552	28,270,735	628,526	64,053
Universal Corp.	1,669	386	383	1,672	83,297,562	2,268,159	2,750,256
Dow Jones U.S. Home Construction
Cavco Industries Inc.	62	606	330	338	11,096,781	—	(42,400)
Levitt Corp. Class A	238	8,332	3,629	4,941	11,562,448	—	(498,875)
M/I Homes Inc.	98	1,367	508	957	14,283,662	30,332	(872,739)
WCI Communities Inc.	158	3,939	914	3,183	19,254,524	—	(1,099)

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the nine months ended January 31, 2008, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: March 20, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: March 20, 2008